UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02687
Name of Registrant:	Vanguard Municipal Bond Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: October 31
Date of reporting period: November 1, 2012 – April 30, 2013
Item 1: Reports to Shareholders

Semiannual Report | April 30, 2013

Vanguard Municipal Bond Funds

Vanguard Tax-Exempt Money Market Fund

Vanguard Short-Term Tax-Exempt Fund

Vanguard Limited-Term Tax-Exempt Fund

Vanguard Intermediate-Term Tax-Exempt Fund

Vanguard Long-Term Tax-Exempt Fund

Vanguard High-Yield Tax-Exempt Fund

> For the six months ended April 30, 2013, Vanguard Tax-Exempt Money Market Fund returned 0.01%, as the Federal Reserve kept short-term interest rates anchored near zero.

> Total returns for Vanguard’s municipal bond funds fell within a fairly tight range, from

0.41% for Investor Shares of Vanguard Short-Term Tax-Exempt Fund to 2.35% for

Admiral Shares of Vanguard High-Yield Tax-Exempt Fund.

> Investors were attracted to the relatively higher yields of lower-quality and longer-

maturity municipal bonds.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	6
Tax-Exempt Money Market Fund	8
Short-Term Tax-Exempt Fund	32
Limited-Term Tax-Exempt Fund	39
Intermediate-Term Tax-Exempt Fund	46
Long-Term Tax-Exempt Fund	53
High-Yield Tax-Exempt Fund	60
About Your Fund’s Expenses	67
Trustees Approve Advisory Arrangements	69
Glossary	70

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMS Surprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander:
The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMS Vanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended April 30, 2013
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yields[1]	Yields[2]	Returns	Returns	Returns
Vanguard Tax-Exempt Money Market Fund	0.07%	0.12%	0.01%	0.00%	0.01%
Tax-Exempt Money Market Funds Average[3]					0.00

Vanguard Short-Term Tax-Exempt Fund
Investor Shares	0.31%	0.55%	0.47%	–0.06%	0.41%
Admiral™ Shares[4]	0.39	0.69	0.51	–0.06	0.45
Barclays 1 Year Municipal Bond Index					0.40
1–2 Year Municipal Funds Average[3]					0.24

Vanguard Limited-Term Tax-Exempt Fund
Investor Shares	0.52%	0.92%	0.85%	–0.18%	0.67%
Admiral Shares[4]	0.60	1.06	0.89	–0.18	0.71
Barclays 1–5 Year Municipal Bond Index					0.77
1–5 Year Municipal Funds Average[3]					0.58

Vanguard Intermediate-Term Tax-Exempt Fund
Investor Shares	1.54%	2.72%	1.47%	0.14%	1.61%
Admiral Shares[4]	1.62	2.86	1.51	0.14	1.65
Barclays 1–15 Year Municipal Bond Index					1.50
Intermediate Municipal Funds Average[3]					1.47

Vanguard Long-Term Tax-Exempt Fund
Investor Shares	2.18%	3.85%	1.84%	0.17%	2.01%
Admiral Shares[4]	2.26	3.99	1.88	0.17	2.05
Barclays Municipal Bond Index					1.78
General & Insured Municipal Debt Funds Average[3]					1.93

Vanguard High-Yield Tax-Exempt Fund
Investor Shares	2.46%	4.35%	1.87%	0.44%	2.31%
Admiral Shares[4]	2.54	4.49	1.91	0.44	2.35
Barclays Municipal Bond Index					1.78
General & Insured Municipal Debt Funds Average[3]					1.93

1 7-day SEC yield for the Tax-Exempt Money Market Fund; 30-day SEC yield for the other funds.
2 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 43.4%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
3 Derived from data provided by Lipper Inc.
4 Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Chairman’s Letter

Dear Shareholder,

The economy continued to mend during the fiscal half year, helping to shore up the finances of state and local governments through higher tax revenues. This improvement, along with the Federal Reserve’s efforts to keep interest rates low, supported the municipal bond market, although there were some bumps along the way regarding taxation and oversupply. The Barclays Municipal Bond Index returned 1.78% for the six months ended April 30, 2013, outpacing the 0.90% return posted by U.S. taxable bonds, as measured by the Barclays U.S. Aggregate Bond Index.

The Fed’s policy of keeping its target rate between 0% and 0.25% has kept short-term yields firmly anchored. As a result, Vanguard Tax-Exempt Money Market Fund’s yield remained near zero while Vanguard Short-Term Tax-Exempt Fund share classes returned a modest 0.41%–0.45%. Investors showed a preference for higher-yielding and lower-quality municipal bonds, helping Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund return more than 2%.

Good security selection helped all five bond funds, despite their relatively higher-quality portfolios, to outperform their competitors. With the exception of Vanguard Limited-Term Tax-Exempt Fund, the funds outpaced their benchmark indexes as well.

With municipal bond prices and interest rates ending the period not far from where they started, the funds’ 30-day SEC yields remained mostly unchanged. The greatest change was seen in the high-yield fund, where the 30-day SEC yield fell to 2.46% for Investor Shares and 2.54% for Admiral Shares, a drop of 7 basis points in each case.

As we announced in March, Vanguard plans to merge Vanguard Florida Focused Long-Term Tax-Exempt Fund into Vanguard Long-Term Tax-Exempt Fund in the third quarter of 2013, as there are no longer state tax benefits for Florida residents to invest in Florida municipal bonds.

On a separate note, to ensure that Vanguard Intermediate-Term Tax-Exempt Fund’s investment advisor can continue to effectively manage the portfolio, the fund no longer accepts new accounts from financial advisor or institutional clients.

Market Barometer
	Total Returns
	Periods Ended April 30, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.90%	3.68%	5.72%
Barclays Municipal Bond Index (Broad tax-exempt market)	1.78	5.19	6.09
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.08	0.28

Stocks
Russell 1000 Index (Large-caps)	15.05%	17.17%	5.49%
Russell 2000 Index (Small-caps)	16.58	17.69	7.27
Russell 3000 Index (Broad U.S. market)	15.16	17.21	5.63
MSCI All Country World Index ex USA (International)	12.78	14.15	–0.84

CPI
Consumer Price Index	0.52%	1.06%	1.60%

The fund will nevertheless remain open to these clients for additional purchases, and retail clients may continue to establish new accounts and make additional purchases.

Taxable bonds notched a slight return as yields remained low

Bonds, which sputtered for most of the half year, finished the period with a bit of a flourish. The broad U.S. taxable bond market got a boost in April on the way to its return of 0.90% for the six months. The yield of the 10-year U.S. Treasury note closed the period at 1.67%, a couple of ticks lower than its starting level of 1.69%, and lower still than the 1.85% it registered at the end of March. (Bond yields and prices move in opposite directions.)

In a statement issued May 1, the Fed said it would continue to buy $85 billion a month in Treasury bonds and mortgage-backed securities until the job market improves substantially.

Kenneth Volpert, head of our Taxable Bond Group, noted recently that the Fed’s extraordinary actions to stimulate economic growth may have, in effect, pulled what would have been future investment gains into the present. The trade-off, he said, is that once the Fed begins to unwind the stimulus, “future returns are likely to be lower than they otherwise would have been for both bonds and stocks.”

Stock rally persisted, but not without challenges

Global stocks delivered a vigorous performance, recording positive returns in five of the six months ended April 30. U.S. equities finished with a strong return of about 15% for the half year.

The S&P 500 Index finished April the same way it had March: by hitting an all-time high amid solid corporate earnings and encouraging economic data. Also following a productive path were international equities, which returned almost 13% for the period, helped by strength in Japan. Despite the impressive results and relatively low volatility, potential pitfalls seemed to emerge at every turn. Investors continued to worry about economic growth in China and the United States. And the tragic Boston Marathon bombing on April 15 triggered market anxiety.

Security selection and positioning drove relative performance

Despite some well-publicized exceptions, including Puerto Rico and Detroit, the fundamentals of municipal bond issuers generally continued to improve over the six-month period. In fact, overall state tax revenues, which have been growing at a slow and uneven pace for more than three years, are now above their previous peak in 2008 when adjusted for inflation.

Signs of progress in the economy included some improvement in the unemployment rate, a rise in home prices, and an acceleration in residential construction. States felt the effect through higher revenues from personal income taxes and sales taxes. Local government finances didn’t fare as well; they depend more on property taxes, which have been much slower to rebound.

At the same time, municipal bond issuance remained restrained as state and local authorities struggled to balance their budgets. Overall issuance was not very different from a year earlier, with bonds being issued for new capital spending projects continuing to account for a smaller slice of the pie than bonds being issued to refinance existing debt at a lower cost.

With inflation remaining tame, the Federal Reserve pursued its policy of keeping short-term interest rates near zero and holding down longer-term rates through bond-buying programs. In this environment, Vanguard Tax-Exempt Money Market Fund returned 0.01% (returns cited throughout are for Investor Shares) compared with the average return for its peer group of 0.00%.

Generally speaking, investors showed a willingness to take on more risk for higher potential return, a bias that was especially beneficial for longer-maturity and lower-rated bonds. A number of investor concerns surfaced, however, which dampened the performance of municipal bonds. Among them were fears of a possible change in the tax status of munis in December and the heavy issuance of municipal bonds seen in March.

Expense Ratios[1]
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average[2]
Tax-Exempt Money Market Fund	0.16%	—	0.23%
Short-Term Tax-Exempt Fund	0.20	0.12%	0.61
Limited-Term Tax-Exempt Fund	0.20	0.12	0.72
Intermediate-Term Tax-Exempt Fund	0.20	0.12	0.82
Long-Term Tax-Exempt Fund	0.20	0.12	0.96
High-Yield Tax-Exempt Fund	0.20	0.12	0.96

1 The fund expense ratios shown are from the prospectus dated February 27, 2013, and represent estimated costs for the current fiscal year.
For the six months ended April 30, 2013, the funds’ annualized expense ratios were: for the Tax-Exempt Money Market Fund, 0.14%; for the Short-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.20%
for Investor Shares and 0.12% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12%
for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the High-Yield
Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The expense ratio for the Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratio was 0.16%.
2 Peer groups are: for the Tax-Exempt Money Market Fund, Tax-Exempt Money Market Funds; for the Short-Term Tax-Exempt Fund,
1–2 Year Municipal Funds; for the Limited-Term Tax-Exempt Fund, 1–5 Year Municipal Funds; for the Intermediate-Term Tax-Exempt
Fund, Intermediate Municipal Funds; for the Long-Term Tax-Exempt Fund and High-Yield Tax-Exempt Fund, General & Insured Municipal
Debt Funds. Peer-group values are derived from data provided by Lipper Inc. and capture data through year-end 2012.

Given the maturities of the securities they hold, Vanguard Short-Term Tax-Exempt Fund returned 0.41% and Vanguard Limited-Term Tax-Exempt Fund returned 0.67%, not far from the returns of their benchmarks (0.40% and 0.77%, respectively) and ahead of the averages for their peer groups (0.24% and 0.58%).

The performance of the three longer-term funds compared with that of their benchmarks was affected most by the strong security selection by their advisor, Vanguard’s Fixed Income Group. In particular, the advisor focused on bonds in the health care sector, where supply remained limited and investors were well compensated for risk. Tobacco bonds and essential services bonds (mainly those of toll roads and airports, which got a lift from the improvement in economic conditions) also produced outsized returns for the three funds.

The advisor was also successful in adding value to the funds through buying and selling attractively valued securities as well as taking advantage of seasonal patterns of issuance.

All three funds outperformed their benchmark indexes and their peer groups: The intermediate-term fund returned 1.61%, compared with 1.50% for its benchmark and 1.47% for its peer group. The long-term fund returned 2.01% and the high-yield fund returned 2.31%; their shared benchmark returned 1.78% and their shared peer group returned 1.93%.

Overdue for a rebalancing?

More than four years have passed since the U.S. stock market began an impressive recovery from the depths of the 2008–2009 global financial crisis. The S&P 500 Index went from a low of 677 on March 9, 2009, to a close of 1,598 on April 30, 2013, for a cumulative total return of nearly 160%.

That degree of movement in the stock market means that even if you haven’t touched your portfolio—in fact, especially if you haven’t touched your portfolio—your asset allocation is probably not where you last left it.

Over time, returns will shift the weighting of stocks and bonds in a portfolio, and its asset mix may become more aggressive than originally planned. To manage this risk, investors should periodically consider rebalancing, or adjusting their asset allocation to bring it back to its target.

For example, you should consider rebalancing if you’ve established a 60%/40% stock/bond portfolio and you find that your target allocation is now off by 5 percentage points or more. (For more on this topic, see Best Practices for Portfolio Rebalancing, available at vanguard.com/research.)

I realize it’s not easy to contemplate rebalancing when stocks have surged and expectations for bond returns are very modest. However, we believe that bonds will continue to play a valuable role in helping to smooth out stocks’ volatility. Without rebalancing, an investor could end up with a portfolio that’s very different—and potentially more risky—than he or she intended.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 15, 2013

Investment insight
What might tax-exempt bonds return in the future?
It’s often said that a bond’s current yield to maturity—its rate of return if held until the bond matures—is a good indicator of the total return you will realize on the bond.
The chart below compares the historical yields of municipal bonds with their average total return over the succeeding ten years to show how closely they’ve tracked each other in the past. (That’s why the returns in the chart end in 2002.) You can find your fund’s yield to maturity on the Fund Profile page. The SEC yield, a standard measure for bond funds that is included in the Total Returns table on page 1, is a good approximation of the yield to maturity.

Source: Barclays Municipal Bond Index.

Your Fund’s Performance at a Glance
October 31, 2012–April 30, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Exempt Money Market Fund	$1.00	$1.00	$0.000	$0.000
Vanguard Short-Term Tax-Exempt Fund
Investor Shares	$15.93	$15.92	$0.075	$0.000
Admiral Shares	15.93	15.92	0.081	0.000
Vanguard Limited-Term Tax-Exempt Fund
Investor Shares	$11.18	$11.16	$0.094	$0.000
Admiral Shares	11.18	11.16	0.099	0.000
Vanguard Intermediate-Term Tax-Exempt Fund
Investor Shares	$14.41	$14.43	$0.210	$0.000
Admiral Shares	14.41	14.43	0.216	0.000
Vanguard Long-Term Tax-Exempt Fund
Investor Shares	$11.82	$11.84	$0.216	$0.000
Admiral Shares	11.82	11.84	0.221	0.000
Vanguard High-Yield Tax-Exempt Fund
Investor Shares	$11.29	$11.34	$0.209	$0.000
Admiral Shares	11.29	11.34	0.213	0.000

Advisor’s Report

For the six months ended April 30, 2013, Vanguard’s municipal bond funds posted returns that ranged from 0.41% for the Investor Shares of the Short-Term Tax-Exempt Fund to 2.35% for the Admiral Shares of the High-Yield Tax-Exempt Fund. Among the bond funds, all except the Limited-Term Tax-Exempt Fund outperformed their benchmark indexes, and all surpassed the average returns of peer-group funds. The Tax-Exempt Money Market Fund returned 0.01%, marginally higher than the 0% average return of peer-group funds, a consequence of Federal Reserve policy.

The investment environment

Mixed signals about the outlook for economic growth and uncertainty about the Federal Reserve’s stimulus strategy were among the factors that fueled volatility in the financial markets during the fiscal half year. The period began with a sharp slowdown in the growth of the nation’s gross domestic product, as federal spending was reduced in anticipation of automatic spending cuts arising from the “fiscal cliff” negotiations in Washington. The expectation of more required budget cuts raised concerns that GDP growth would be curtailed further in 2013.

The Fed continued to support economic growth by buying bonds. In January, it began purchasing $45 billion of longer-dated Treasury bonds each month. This was on top of another program, begun in September, of buying $40 billion of federal agency mortgage-backed securities each month. Short-term yields had little room to drop further as the Fed continued its policy, in place since late 2008, of holding its target federal funds rate between 0% and 0.25%.

While the Fed’s policy of maintaining short-term interest rates at ultra-low levels is expected to remain in place until the stubbornly high unemployment rate falls to 6.5%, its bond-buying program may be adjusted sooner based on its assessment of economic and financial market data. With GDP growth picking up in the first quarter of 2013, home and stock prices rising, and consumer confidence increasing, the market began to expect that the Fed was considering reducing its rate of bond purchases. Nevertheless, there was considerable uncertainty over both the timing of the Fed’s exit strategy and exactly how it would scale back the program.

Another contributor to volatility was a proposal to cap the tax exemption for municipal bonds for investors at 28%. Since the change could potentially reduce the value of existing municipal bonds, the market sold off in December, only to recover once the fiscal cliff was resolved and talk of the cap died down. (The proposal remained in the President’s budget, however.)

Management of the funds

Despite their ups and downs, yields generally ended the fiscal half year about where they began, as investors continued their search for income in a world of low

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)
	October 31,	April 30,
Maturity	2012	2013
2 years	0.30%	0.29%
5 years	0.67	0.74
10 years	1.72	1.69
30 years	2.82	2.84
Source: Vanguard.

interest rates. Despite the added risk, investors favored bonds with longer maturities, especially those with callable features, and bonds of lower credit quality. As a result, these bonds outperformed shorter-maturity and higher-credit-quality bonds.

Solid demand for municipal bonds was also supported by the improving fiscal condition of states and local governments. Generally speaking, state tax revenues recover from recessions with a lag. Given the severity of the Great Recession, revenues have been growing at a slower pace than in other recent recoveries, according to the Rockefeller Institute. For many local governments, which rely on property-tax revenue, the upswing has been further slowed by the impaired housing market. Fortunately, housing is beginning to display some favorable signs, although there is clearly a long way to go.

The funds generally performed well compared with their benchmark indexes and peer groups. In our bond funds, we focused on both callable and lower-quality bonds, especially A-rated, because of their attractive valuations and investor demand for these higher-yielding securities. We found opportunities in health care, transportation (airports and toll roads), and tobacco bonds, which pay interest based on revenues from cigarette sales under a tobacco industry settlement with the states.

In addition, we sought to trade securities whose prices were out of line with their fundamental values, and our security selection was an especially important driver of returns. As is often the case, the bond funds engaged in small tactical shifts in duration (a measure of their sensitivity to changes in interest rates) to take advantage of seasonal supply-and-demand imbalances for newly issued securities.

As you would expect, the Federal Reserve’s lid on short-term interest rates presented greater challenges in generating above-average performance in our shorter-term funds. That said, we were able to employ several relative value and income strategies involving credit sectors, security selection, and structural opportunities (e.g., by adding floating-rate notes) to improve returns.

A look ahead

As the economy improves and the Fed eventually stops its bond-buying program, we expect to see increased volatility in interest rates. Investors are likely to continue to reach for yield, especially if short-term interest rates remain near zero. We expect lower-credit-quality bonds to continue to outperform but ultimately become overvalued, and accordingly, we plan to gradually reduce our exposure to them. We continue to favor sectors, such as health care, that provide relative value opportunities. Even if today’s low yields persist, we are confident that our deep bench of analysts, traders, and portfolio managers can continue to add value to the funds.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Bond Group

Marlin G. Brown, Portfolio Manager

Mathew M. Kiselak, Principal,
Portfolio Manager

Michael G. Kobs, Portfolio Manager

Pamela Wisehaupt Tynan, Principal,
Head of Municipal Money Market Funds

Vanguard Fixed Income Group

May 22, 2013

Tax-Exempt Money Market Fund

Fund Profile
As of April 30, 2013

Financial Attributes

Ticker Symbol	VMSXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.07%
Average Weighted Maturity	20 days

Largest Area Concentrations

Texas	10.2%
New York	7.2
California	5.8
Georgia	4.2
Tennessee	3.9
Florida	3.9
Massachusetts	3.7
Illinois	3.7
Indiana	3.5
Washington	2.9
Top Ten	49.0%

Distribution by Credit Quality (% of portfolio)

First Tier	100.0%
For information about credit ratings, see the Glossary entry for
Credit Quality.

1 The expense ratio shown is from the prospectus dated February 27, 2013, and represents estimated costs for the current fiscal year. For the six months ended April 30, 2013, the annualized expense ratio was 0.14%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your invest ment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): October 31, 2002–April 30, 2013
		Tax-Exempt
		Money Market
		Funds Average
Fiscal Year	Total Returns	Total Returns[1]
2003	0.99%	0.49%
2004	1.03	0.48
2005	2.13	1.48
2006	3.26	2.63
2007	3.65	2.99
2008	2.63	2.03
2009	0.60	0.27
2010	0.14	0.00
2011	0.09	0.00
2012	0.04	0.00
2013[2]	0.01	0.00
7-day SEC yield (4/30/2013): 0.07%

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Tax-Exempt Money Market	6/10/1980	0.04%	0.45%	0.00%	1.40%	1.40%

1 Derived from data provided by Lipper Inc.
2 Six months ended April 30, 2013.
See Financial Highlights for dividend information.

Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2013

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (95.5%)
Alabama (0.5%)
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.220%	5/7/13	16,240	16,240
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.220%	5/7/13	5,100	5,100
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.260%	5/7/13	510	510
1 Alabama Special Care Facilities Financing Authority Birmingham Revenue
(Ascension Health Credit Group) TOB VRDO	0.250%	5/7/13	27,000	27,000
Homewood AL Educational Building Authority Revenue (Samford University) VRDO	0.240%	5/7/13 LOC	24,298	24,298
1 Mobile AL Water & Sewer Commissioners Revenue TOB VRDO	0.200%	5/1/13 LOC	4,600	4,600
1 Shelby County AL Board of Education Revenue TOB VRDO	0.210%	5/7/13	10,245	10,245
				87,993
Alaska (0.2%)
1 Alaska Housing Finance Corp. General Housing Revenue TOB VRDO	0.220%	5/7/13 LOC	4,930	4,930
1 Alaska Housing Finance Corp. General Housing Revenue TOB VRDO	0.250%	5/7/13	10,365	10,365
Alaska Student Loan Corp. Education Loan Revenue PUT	0.370%	6/1/13 LOC	13,000	13,000
North Slope Borough AK GO	1.000%	6/30/13	7,700	7,710
				36,005
Arizona (1.9%)
Apache County AZ Industrial Development Authority Pollution Control Revenue
(Tucson Electric Power Co. Project) VRDO	0.240%	5/7/13 LOC	45,225	45,225
1 Arizona Health Facilities Authority Revenue (Banner Health) TOB VRDO	0.210%	5/7/13	9,750	9,750
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.210%	5/7/13 LOC	69,900	69,900
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.230%	5/7/13 LOC	25,715	25,715
1 Arizona School Facilities Board Revenue TOB VRDO	0.220%	5/7/13	10,575	10,575
1 Arizona Transportation Board Highway Revenue TOB VRDO	0.220%	5/7/13	7,860	7,860
Coconino County AZ Pollution Control Corp. Revenue (Tucson Electric Power Navajo Project)
VRDO	0.260%	5/7/13 LOC	18,300	18,300
1 Gilbert AZ GO TOB VRDO	0.210%	5/7/13	28,500	28,500
Glendale AZ Industrial Development Authority Revenue (Midwestern University) VRDO	0.250%	5/7/13 LOC	9,700	9,700
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.300%	5/7/13	1,000	1,000
1 Phoenix AZ Civic Improvement Corp. Transit Revenue TOB VRDO	0.220%	5/7/13 LOC	22,225	22,225
1 Phoenix AZ Civic Improvement Corp. Wastewater System Revenue TOB VRDO	0.220%	5/7/13 LOC	20,380	20,380
1 Phoenix AZ Civic Improvement Corp. Water System Revenue TOB VRDO	0.220%	5/7/13	8,240	8,240
1 Phoenix AZ Civic Improvement Corp. Water System Revenue TOB VRDO	0.240%	5/7/13	4,995	4,995
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.210%	5/7/13	6,500	6,500
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.220%	5/7/13	16,000	16,000
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.240%	5/7/13	4,500	4,500
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.240%	5/7/13	4,560	4,560
1 Tempe AZ Union High School District TOB VRDO	0.220%	5/7/13	6,840	6,840
				320,765
California (5.8%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Computer History Museum)
VRDO	0.200%	5/7/13 LOC	7,000	7,000
California Community College Financing Authority TRAN	2.000%	12/31/13	14,000	14,163
California Community College Financing Authority TRAN	2.000%	12/31/13	7,500	7,585
1 California Educational Facilities Authority Revenue (Stanford University) TOB PUT	0.300%	8/8/13	19,885	19,885
1 California Educational Facilities Authority Revenue (University of Southern California) TOB VRDO	0.220%	5/7/13	20,000	20,000
1 California Educational Facilities Authority Revenue (University of Southern California) TOB VRDO	0.240%	5/7/13	5,050	5,050
California RAN	2.500%	6/20/13	253,000	253,716
California School Cash Reserve Program Authority Pool TRAN	2.000%	6/3/13	8,200	8,213
California School Cash Reserve Program Authority Pool TRAN	2.000%	10/1/13	10,000	10,076
California School Cash Reserve Program Authority Pool TRAN	2.000%	10/1/13	21,190	21,349
California School Cash Reserve Program Authority Pool TRAN	2.000%	12/31/13	2,500	2,529
California Statewide Communities Development Authority Gas Supply Revenue VRDO	0.220%	5/7/13	80,250	80,250
1 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.220%	5/7/13	8,500	8,500

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.250%	5/7/13	17,545	17,545
Chula Vista CA Multifamily Housing Revenue (Teresina Apartments) VRDO	0.220%	5/7/13 LOC	18,970	18,970
Contra Costa County CA Multifamily Housing Revenue (Park Regency) VRDO	0.220%	5/7/13 LOC	12,800	12,800
East Bay CA Municipal Utility District Water System Revenue (Extendible) CP	0.180%	11/2/13	10,000	10,000
East Bay CA Municipal Utility District Water System Revenue (Extendible) CP	0.200%	1/4/14	11,500	11,500
2 Eastern Municipal Water District CA Water & Sewer Revenue PUT	0.240%	7/19/13	14,000	14,000
2 Eastern Municipal Water District CA Water & Sewer Revenue PUT	0.240%	12/20/13	8,200	8,200
Hayward CA Housing Authority Multifamily Housing Revenue (Barrington Hills Apartments) VRDO	0.250%	5/7/13 LOC	6,600	6,600
2 Irvine CA Ranch Water District Revenue PUT	0.220%	3/4/14	8,400	8,400
2 Irvine CA Ranch Water District Revenue PUT	0.220%	3/4/14	8,570	8,570
Kern County CA TRAN	2.500%	6/28/13	50,000	50,181
Livermore CA COP VRDO	0.220%	5/7/13 LOC	16,105	16,105
Los Angeles CA Community Redevelopment Agency Multifamily Housing Revenue
(Academy Village Apartments) VRDO	0.220%	5/7/13 LOC	8,500	8,500
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.220%	5/7/13 LOC	6,110	6,110
Los Angeles CA Department of Water & Power Revenue VRDO	0.170%	5/7/13	9,100	9,100
Los Angeles CA Department of Water & Power Revenue VRDO	0.170%	5/7/13	5,700	5,700
Los Angeles CA TRAN	2.000%	5/30/13	170,000	170,242
2 Los Angeles CA Unified School District GO TOB PUT	0.260%	6/27/13	37,495	37,495
Los Angeles County CA Schools Pooled Financing Program TRAN	2.000%	11/29/13	1,500	1,515
Los Angeles County CA Schools Pooled Financing Program TRAN	2.000%	12/31/13	3,500	3,541
1 Nuveen California Select Quality Municipal Fund VRDP VRDO	0.300%	5/7/13 LOC	26,000	26,000
1 Orange County CA Sanitation District COP TOB VRDO	0.210%	5/7/13	4,645	4,645
San Bernardino County CA TRAN	2.000%	6/28/13	20,000	20,057
1 San Diego County CA Regional Transportation Commission Sales Tax Revenue TOB PUT	0.220%	8/1/13	9,800	9,800
San Diego County CA Regional Transportation Commission Sales Tax Revenue VRDO	0.240%	5/7/13	25,475	25,475
1 San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.240%	5/7/13	3,600	3,600
1 San Mateo County CA Community College District GO TOB PUT	0.220%	8/1/13	4,260	4,260
1 San Mateo County CA Community College District GO TOB VRDO	0.220%	5/7/13	9,500	9,500
1 Sunnyvale CA Wastewater Revenue TOB VRDO	0.210%	5/7/13	4,600	4,600
1 University of California Revenue TOB VRDO	0.220%	5/7/13	9,520	9,520
				1,000,847
Colorado (2.7%)
1 Board of Governors of the Colorado State University System Enterprise Revenue TOB VRDO	0.220%	5/7/13 LOC	5,095	5,095
Castle Rock CO COP VRDO	0.270%	5/7/13 LOC	10,200	10,200
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) VRDO	0.180%	5/1/13 LOC	1,010	1,010
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.220%	5/7/13	9,415	9,415
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) VRDO	0.220%	5/7/13	21,885	21,885
Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.210%	5/7/13 LOC	1,700	1,700
1 Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth
Health System) TOB VRDO	0.220%	5/7/13	7,000	7,000
1 Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth
Health System) TOB VRDO	0.240%	5/7/13	10,805	10,805
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth
Health System) VRDO	0.210%	5/7/13	14,320	14,320
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth
Health System) VRDO	0.210%	5/7/13	5,000	5,000
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.230%	5/7/13	31,595	31,595
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.230%	5/7/13	16,900	16,900
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.240%	5/7/13	59,510	59,510
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.180%	5/7/13	25,025	25,025
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.180%	5/7/13 LOC	27,840	27,840
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.180%	5/7/13	25,500	25,500
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.210%	5/7/13	9,905	9,905
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.210%	5/7/13	12,500	12,500
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.220%	5/7/13	21,900	21,900
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.260%	5/7/13	11,800	11,800
1 Colorado Regional Transportation District Sales Tax Revenue (FasTracks Project) TOB VRDO	0.210%	5/7/13	20,575	20,575
1 Colorado Regional Transportation District Sales Tax Revenue TOB VRDO	0.220%	5/7/13	11,300	11,300
Colorado Springs CO Utility System Revenue VRDO	0.210%	5/7/13	12,700	12,700
Colorado Springs CO Utility System Revenue VRDO	0.220%	5/7/13	23,755	23,755
1 Denver CO City & County Airport Revenue TOB VRDO	0.250%	5/7/13 LOC	25,000	25,000
1 El Paso CO COP TOB VRDO	0.220%	5/7/13 LOC	11,055	11,055
University of Colorado Hospital Authority Revenue VRDO	0.210%	5/7/13 LOC	22,310	22,310
				455,600
Connecticut (1.3%)
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.210%	5/7/13	21,495	21,495
Hartford County CT Metropolitan District BAN	1.750%	6/20/13	187,762	188,162
Hartford CT BAN	2.000%	4/10/14	13,000	13,210

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware (0.0%)
1 Delaware Housing Authority Single Family Mortgage Revenue TOB VRDO	0.460%	5/7/13	2,210	2,210

District of Columbia (0.7%)
1 District of Columbia COP TOB VRDO	0.220%	5/7/13 LOC	17,255	17,255
1 District of Columbia GO TOB VRDO	0.220%	5/7/13 LOC	22,760	22,760
2 District of Columbia Income Tax Revenue	0.520%	12/1/13	1,000	1,000
1 District of Columbia Income Tax Revenue TOB VRDO	0.220%	5/7/13	7,855	7,855
1 District of Columbia Income Tax Revenue TOB VRDO	0.240%	5/7/13	9,995	9,995
District of Columbia Revenue (Washington Drama Society) VRDO	0.260%	5/7/13 LOC	7,000	7,000
District of Columbia TRAN	2.000%	9/30/13	25,000	25,186
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.210%	5/7/13 LOC	12,815	12,815
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.240%	5/7/13	11,865	11,865
				115,731
Florida (3.9%)
1 Brevard County FL School Board COP TOB VRDO	0.220%	5/7/13 LOC	13,725	13,725
1 Broward County FL GO TOB VRDO	0.220%	5/7/13	8,130	8,130
1 Broward County FL School Board COP TOB VRDO	0.220%	5/7/13 LOC	34,430	34,430
1 Broward County FL Water & Sewer Utility Revenue TOB VRDO	0.240%	5/7/13	5,660	5,660
1 Cape Coral FL Water & Sewer Revenue TOB PUT	0.220%	8/1/13	20,085	20,085
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial
Lines Account)	2.500%	6/1/13	48,500	48,579
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.210%	5/7/13	10,800	10,800
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.220%	5/7/13	12,770	12,770
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.220%	5/7/13	6,265	6,265
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.220%	5/7/13	10,190	10,190
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.220%	5/7/13	12,000	12,000
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.240%	5/7/13	9,000	9,000
1 Florida Department of Management Services COP TOB VRDO	0.240%	5/7/13	6,955	6,955
1 Florida Department of Transportation Turnpike Revenue TOB VRDO	0.240%	5/7/13	6,000	6,000
1 Florida GO TOB PUT	0.270%	6/13/13	12,450	12,450
1 Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	0.260%	5/7/13	3,295	3,295
Florida Keys Aqueduct Authority Water Revenue VRDO	0.220%	5/7/13 LOC	17,350	17,350
1 Florida Ports Financing Commission Revenue TOB VRDO	0.560%	5/7/13	3,930	3,930
Jacksonville FL Electric Authority Electric System Revenue CP	0.150%	5/2/13	15,335	15,335
Jacksonville FL Electric Authority Electric System Revenue CP	0.160%	6/5/13	20,755	20,755
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.190%	5/7/13	19,535	19,535
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.210%	5/7/13	10,000	10,000
1 Jacksonville FL Special Revenue TOB VRDO	0.240%	5/7/13	3,900	3,900
Jacksonville Sales Tax Revenue	5.000%	10/1/13 (Prere.)	5,405	5,512
Liberty County FL Industrial Development Revenue (Georgia-Pacific Corp. Project) VRDO	0.230%	5/7/13 LOC	6,000	6,000
1 Miami-Dade County FL Building Better Communities GO TOB VRDO	0.210%	5/7/13	16,400	16,400
1 Miami-Dade County FL Building Better Communities GO TOB VRDO	0.220%	5/7/13 LOC	20,250	20,250
1 Miami-Dade County FL Building Better Communities GO TOB VRDO	0.240%	5/7/13	12,730	12,730
1 Miami-Dade County FL School Board COP TOB VRDO	0.220%	5/7/13 LOC	15,990	15,990
1 Miami-Dade County FL School Board COP TOB VRDO	0.230%	5/7/13 (13)	8,930	8,930
North Broward FL Hospital District Revenue VRDO	0.210%	5/7/13 LOC	52,000	52,000
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Regional
Healthcare System) VRDO	0.250%	5/7/13 LOC	4,630	4,630
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	0.220%	5/7/13	24,775	24,775
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	0.220%	5/7/13	15,550	15,550
1 Orange County FL Housing Finance Authority Homeowner Revenue (Multi-County Program)
TOB VRDO	0.260%	5/7/13	1,470	1,470
1 Orange County FL School Board COP TOB VRDO	0.220%	5/7/13 LOC	34,830	34,830
1 Orange County FL School Board COP TOB VRDO	0.230%	5/7/13	8,000	8,000
1 Orange County FL School Board COP TOB VRDO	0.230%	5/7/13	19,070	19,070
Orlando & Orange County FL Expressway Authority Revenue VRDO	0.220%	5/7/13 LOC	20,000	20,000
1 Palm Beach County FL Public Improvement Revenue TOB VRDO	0.220%	5/7/13	8,395	8,395
Palm Beach County FL Revenue (Children’s Home Society Project) VRDO	0.290%	5/7/13 LOC	11,385	11,385
Palm Beach County FL Revenue (Community Foundation Palm Beach Project) VRDO	0.250%	5/7/13 LOC	5,700	5,700
Palm Beach County FL Revenue (Pine Crest Preparatory, Inc.) VRDO	0.200%	5/7/13 LOC	4,500	4,500
1 Palm Beach County FL Water & Sewer Revenue TOB VRDO	0.240%	5/7/13	5,535	5,535
Polk County FL Industrial Development Authority Health Care Facilities Revenue
(Winter Haven Hospital Project) VRDO	0.220%	5/7/13 LOC	8,800	8,800
1 South Florida Water Management District COP TOB VRDO	0.200%	5/1/13	12,300	12,300
1 South Florida Water Management District COP TOB VRDO	0.220%	5/7/13	17,970	17,970
1 South Florida Water Management District COP TOB VRDO	0.240%	5/7/13	9,800	9,800
1 Tampa Bay FL Water Utility System Revenue TOB VRDO	0.240%	5/7/13	6,730	6,730
				668,391

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia (4.2%)
Atlanta GA Development Authority Revenue (Georgia Aquarium Inc. Project) VRDO	0.220%	5/7/13 LOC	24,750	24,750
Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	0.260%	5/7/13 LOC	5,600	5,600
1 DeKalb County GA Water & Sewer Revenue TOB VRDO	0.220%	5/7/13 LOC	26,325	26,325
Floyd County GA Development Authority Revenue (Berry College Project) VRDO	0.220%	5/7/13 LOC	30,975	30,975
Floyd County GA Development Authority Revenue (Berry College Project) VRDO	0.220%	5/7/13 LOC	49,000	49,000
Floyd County GA Development Authority Revenue (Berry College Project) VRDO	0.220%	5/7/13 LOC	12,495	12,495
1 Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) TOB VRDO	0.240%	5/7/13	22,835	22,835
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) VRDO	0.220%	5/7/13 LOC	69,415	69,415
Fulton County GA Development Authority Revenue (Robert A. Woodruff Arts Center) VRDO	0.220%	5/7/13 LOC	47,500	47,500
Fulton County GA Development Authority Revenue (Shepherd Center Inc. Project) VRDO	0.220%	5/7/13 LOC	51,675	51,675
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.220%	5/7/13 LOC	32,000	32,000
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.220%	5/7/13 LOC	22,500	22,500
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.220%	5/7/13 LOC	13,000	13,000
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.220%	5/7/13 LOC	8,600	8,600
1 Georgia GO TOB VRDO	0.220%	5/7/13	10,120	10,120
1 Georgia GO TOB VRDO	0.220%	5/7/13	11,075	11,075
Gwinnett County GA Development Authority Revenue (Nilhan Hospitality LLC) VRDO	0.210%	5/7/13 LOC	14,000	14,000
Gwinnett County GA Hospital Authority (Gwinnett Hospital System Inc. Project) RAN VRDO	0.220%	5/7/13 LOC	45,385	45,385
1 Gwinnett County GA School District GO TOB VRDO	0.220%	5/7/13	12,180	12,180
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia) VRDO	0.220%	5/7/13 LOC	40,925	40,925
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia) VRDO	0.220%	5/7/13 LOC	14,275	14,275
Main Street Natural Gas Inc. Georgia Gas Project Revenue VRDO	0.220%	5/7/13	89,700	89,700
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.210%	5/7/13	9,700	9,700
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.210%	5/7/13	6,330	6,330
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.220%	5/7/13	15,195	15,195
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.240%	5/7/13	3,700	3,700
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.240%	5/7/13	5,630	5,630
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.200%	5/7/13	13,200	13,200
Thomasville GA Hospital Revenue (John D. Archbold Memorial Hospital Inc. Project) VRDO	0.250%	5/7/13 LOC	2,550	2,550
Thomasville GA Hospital Revenue (John D. Archbold Memorial Hospital Inc. Project) VRDO	0.250%	5/7/13 LOC	3,400	3,400
				714,035
Hawaii (0.4%)
1 Hawaii Housing Finance & Development Corp. Multifamily Housing Revenue
(Kuhio Park Terrace Project) TOB VRDO	0.210%	5/7/13 LOC	12,510	12,510
1 Honolulu HI City & County Board Water Supply Water System Revenue TOB VRDO	0.220%	5/7/13 LOC	7,000	7,000
1 Honolulu HI City & County GO TOB VRDO	0.250%	5/7/13	7,715	7,715
1 Honolulu HI City & County Wastewater System Revenue TOB VRDO	0.220%	5/7/13 LOC	16,175	16,175
1 University of Hawaii Revenue TOB VRDO	0.220%	5/7/13 LOC	12,775	12,775
1 University of Hawaii Revenue TOB VRDO	0.230%	5/7/13 (13)	19,800	19,800
				75,975
Idaho (1.6%)
Idaho Building Authority Revenue (Prison Facilities Project) VRDO	0.220%	5/7/13	11,600	11,600
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.230%	5/7/13 LOC	12,630	12,630
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.230%	5/7/13 LOC	11,935	11,935
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.230%	5/7/13 LOC	5,190	5,190
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.250%	5/7/13 LOC	6,900	6,900
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.250%	5/7/13 LOC	3,810	3,810
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.250%	5/7/13 LOC	7,655	7,655
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.250%	5/7/13 LOC	6,010	6,010
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.250%	5/7/13 LOC	4,520	4,520
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.250%	5/7/13 LOC	8,645	8,645
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.250%	5/7/13 LOC	7,225	7,225
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.250%	5/7/13	9,690	9,690
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.250%	5/7/13 LOC	7,725	7,725
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.250%	5/7/13 LOC	7,570	7,570
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.250%	5/7/13 LOC	7,560	7,560
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.250%	5/7/13 LOC	10,330	10,330
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.250%	5/7/13 LOC	11,155	11,155
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.250%	5/7/13 LOC	11,175	11,175
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.250%	5/7/13 LOC	11,040	11,040
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.250%	5/7/13 LOC	4,900	4,900
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.250%	5/7/13	10,750	10,750
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.250%	5/7/13 LOC	10,000	10,000
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.250%	5/7/13 LOC	11,545	11,545
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.250%	5/7/13 LOC	10,020	10,020
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.250%	5/7/13 LOC	5,100	5,100
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.250%	5/7/13 LOC	9,445	9,445
Idaho TAN	2.000%	6/28/13	47,000	47,134
				271,259

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois (3.7%)
Channahon IL Revenue (Morris Hospital) VRDO	0.230%	5/7/13 LOC	3,795	3,795
Channahon IL Revenue (Morris Hospital) VRDO	0.230%	5/7/13 LOC	4,970	4,970
Chicago IL Board of Education GO VRDO	0.210%	5/7/13 LOC	5,565	5,565
Chicago IL Board of Education GO VRDO	0.220%	5/7/13 LOC	16,420	16,420
Chicago IL Board of Education GO VRDO	0.230%	5/7/13 LOC	14,615	14,615
1 Chicago IL GO TOB VRDO	0.220%	5/7/13	5,500	5,500
1 Chicago IL GO TOB VRDO	0.270%	5/7/13	6,000	6,000
1 Chicago IL GO TOB VRDO	0.300%	5/7/13	12,150	12,150
1 Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.220%	5/7/13	9,385	9,385
1 Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.320%	5/7/13	12,000	12,000
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.220%	5/7/13 LOC	29,405	29,405
1 Chicago IL Park District GO TOB PUT	0.300%	8/8/13	19,480	19,480
1 Chicago IL Wastewater Transmission Revenue TOB VRDO	0.270%	5/7/13	5,000	5,000
1 Chicago IL Water Revenue TOB VRDO	0.270%	5/7/13	17,870	17,870
Chicago IL Water Revenue VRDO	0.220%	5/7/13 LOC	6,815	6,815
Chicago IL Water Revenue VRDO	0.240%	5/7/13 LOC	19,060	19,060
Chicago IL Water Revenue VRDO	0.240%	5/7/13 LOC	5,145	5,145
Illinois Educational Facilities Authority Revenue (Columbia College Chicago) VRDO	0.200%	5/7/13 LOC	14,900	14,900
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	0.240%	5/2/13	16,000	16,000
1 Illinois Educational Facilities Authority Revenue (University of Chicago) TOB VRDO	0.220%	5/7/13	9,185	9,185
2 Illinois Finance Authority Revenue (Advocate Health Care) PUT	0.340%	11/26/13	11,500	11,500
Illinois Finance Authority Revenue (Bradley University) VRDO	0.220%	5/7/13 LOC	3,750	3,750
1 Illinois Finance Authority Revenue (Central DuPage Health) TOB VRDO	0.240%	5/7/13	13,125	13,125
1 Illinois Finance Authority Revenue (Chicago University) TOB VRDO	0.230%	5/7/13	13,330	13,330
Illinois Finance Authority Revenue (Evangelical Project) VRDO	0.220%	5/7/13 LOC	4,845	4,845
Illinois Finance Authority Revenue (Hospital Sister Services Inc.) CP	0.150%	5/16/13	50,000	50,000
Illinois Finance Authority Revenue (Institute of Chicago) VRDO	0.210%	5/7/13 LOC	4,165	4,165
Illinois Finance Authority Revenue (Methodist Medical Center) VRDO	0.220%	5/7/13 LOC	11,500	11,500
1 Illinois Finance Authority Revenue (Northshore University Health System) TOB VRDO	0.240%	5/7/13	4,375	4,375
1 Illinois Finance Authority Revenue (Northwestern Memorial Hospital) TOB VRDO	0.240%	5/7/13	6,000	6,000
1 Illinois Finance Authority Revenue (Northwestern University) TOB VRDO	0.180%	5/1/13	6,400	6,400
1 Illinois Finance Authority Revenue (Northwestern University) TOB VRDO	0.220%	5/7/13	8,165	8,165
Illinois Finance Authority Revenue (Rush University Medical Center) VRDO	0.220%	5/7/13 LOC	12,000	12,000
Illinois Finance Authority Revenue (Trinity International University) VRDO	0.230%	5/7/13 LOC	12,480	12,480
1 Illinois Finance Authority Revenue (University of Chicago Medical Center) TOB VRDO	0.250%	5/7/13	10,200	10,200
1 Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.220%	5/7/13	20,500	20,500
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.220%	5/7/13	9,934	9,934
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.220%	5/7/13	16,000	16,000
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Hospital) VRDO	0.210%	5/7/13 LOC	16,100	16,100
Illinois Health Facilities Authority Revenue (Ingalls Memorial Hospital) VRDO	0.230%	5/7/13 LOC	13,800	13,800
1 Illinois Regional Transportation Authority Revenue TOB VRDO	0.210%	5/7/13 (13)	6,545	6,545
1 Illinois Regional Transportation Authority Revenue TOB VRDO	0.210%	5/7/13	6,010	6,010
Illinois Toll Highway Authority Toll Highway Revenue VRDO	0.220%	5/7/13 LOC	20,000	20,000
Illinois Unemployment Insurance Fund Building Receipts Revenue	2.000%	6/15/13	8,755	8,774
1 Lake, Cook, Kane, & McHenry Counties IL Community Unified School District GO TOB VRDO	0.240%	5/7/13	4,355	4,355
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.210%	5/7/13	9,170	9,170
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.220%	5/7/13	10,000	10,000
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.220%	5/7/13	8,125	8,125
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.220%	5/7/13	42,150	42,150
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.250%	5/7/13	12,640	12,640
1 Schaumburg IL GO TOB VRDO	0.240%	5/7/13 (13)	11,330	11,330
1 Southern Illinois University Revenue TOB VRDO	0.220%	5/7/13 LOC	11,360	11,360
				631,888
Indiana (3.5%)
Indiana Finance Authority Environmental Improvement Revenue (Ispat Inland Inc. Project) VRDO	0.250%	5/7/13 LOC	26,000	26,000
1 Indiana Finance Authority Hospital Revenue (Indiana University) TOB VRDO	0.220%	5/7/13 LOC	10,000	10,000
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.200%	5/7/13 LOC	16,825	16,825
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.210%	5/7/13 LOC	30,160	30,160
Indiana Finance Authority Industrial Development Revenue (Midwest Fertilizer Corp. Project) PUT	0.200%	7/1/13	180,000	180,000
Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.220%	5/7/13 LOC	10,000	10,000
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.220%	5/7/13	12,000	12,000
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.220%	5/7/13	26,825	26,825
Indiana Finance Authority Revenue (Columbus Regional Hospital) VRDO	0.230%	5/7/13 LOC	6,500	6,500
Indiana Finance Authority Revenue (DePauw University Project) VRDO	0.210%	5/7/13 LOC	36,750	36,750
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.190%	5/7/13	32,260	32,260
1 Indiana Finance Authority Revenue (State Revolving Fund) TOB VRDO	0.220%	5/7/13	13,055	13,055
Indiana Finance Authority State Revolving Fund Program Revenue	4.000%	2/1/14	2,600	2,674
Indiana Finance Authority State Revolving Fund Program Revenue	5.000%	2/1/14	5,030	5,211

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Indiana Health & Educational Facility Financing Authority Health System Revenue
(Sisters of St. Francis Health Services Inc.) TOB VRDO	0.240%	5/7/13	3,300	3,300
1 Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.180%	5/1/13	7,740	7,740
1 Indiana Health & Educational Facility Financing Authority Revenue (Ascension Health Credit Group)
TOB VRDO	0.210%	5/7/13	19,275	19,275
Indiana Health Facility Financing Authority Hospital Revenue (Community Foundation of
Northwest Indiana Obligated Group)	6.000%	3/1/14 (Prere.)	3,000	3,173
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) VRDO	0.220%	5/7/13	42,500	42,500
1 Indiana Housing & Community Development Authority Single Family Mortgage Revenue
TOB VRDO	0.230%	5/7/13	41,920	41,920
1 Indiana Housing & Community Development Authority Single Family Mortgage Revenue
TOB VRDO	0.260%	5/7/13	1,050	1,050
1 Indiana Transportation Finance Authority Highway Revenue TOB VRDO	0.210%	5/7/13	17,880	17,880
1 Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)
TOB VRDO	0.240%	5/7/13	11,775	11,775
1 Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)
TOB VRDO	0.240%	5/7/13	3,500	3,500
Lawrenceburg IN Pollution Control Revenue VRDO	0.200%	5/7/13 LOC	5,500	5,500
1 Wayne Township Marion County IN School Building Corp. Mortgage Revenue TOB VRDO	0.220%	5/7/13 LOC	30,305	30,305
				596,178
Iowa (0.7%)
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	0.170%	5/31/13	84,000	84,000
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.240%	5/7/13	9,780	9,780
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.240%	5/7/13	10,615	10,615
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.240%	5/7/13	11,330	11,330
				115,725
Kansas (0.6%)
2 Kansas Department of Transportation Highway Revenue	0.250%	9/1/13	11,575	11,575
1 Kansas Department of Transportation Highway Revenue TOB VRDO	0.220%	5/7/13	6,090	6,090
1 Kansas Development Finance Authority Hospital Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.240%	5/7/13	16,000	16,000
1 Kansas Development Finance Authority Hospital Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.250%	5/7/13	8,285	8,285
Sedgwick County KS Airport Facility Revenue (FlightSafety International Inc. Project) VRDO	0.260%	5/7/13	34,000	34,000
Wyandotte County/Kansas City Unified Government (KS) TAN	0.240%	3/1/14	26,500	26,504
				102,454
Kentucky (1.3%)
Boyle County KY Hospital Revenue (Ephraim McDowell Health Project) VRDO	0.240%	5/7/13 LOC	11,600	11,600
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare
System Obligated Group) VRDO	0.240%	5/7/13 LOC	12,000	12,000
Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters
Medical Center Project) VRDO	0.220%	5/7/13 LOC	4,900	4,900
Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters
Medical Center Project) VRDO	0.220%	5/7/13 LOC	34,600	34,600
2 Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	0.320%	11/26/13	10,000	10,000
2 Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	0.320%	11/26/13	10,000	10,000
Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) VRDO	0.200%	5/7/13	23,200	23,200
Kentucky Higher Education Student Loan Corp. Student Loan Revenue VRDO	0.230%	5/7/13 LOC	26,000	26,000
1 Kentucky Housing Corp. Housing Revenue TOB VRDO	0.270%	5/7/13	1,560	1,560
1 Kentucky Housing Corp. Housing Revenue TOB VRDO	0.270%	5/7/13	2,170	2,170
Kentucky Housing Corp. Housing Revenue VRDO	0.230%	5/7/13	17,540	17,540
Kentucky Housing Corp. Housing Revenue VRDO	0.230%	5/7/13	9,750	9,750
1 Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)
TOB VRDO	0.220%	5/7/13	10,300	10,300
1 Lexington-Fayette Urban County Airport Board Kentucky General Airport Revenue TOB VRDO	0.240%	5/7/13	4,660	4,660
1 Louisville & Jefferson County KY Metropolitan Government Parking Revenue TOB VRDO	0.240%	5/7/13	6,125	6,125
Richmond KY League of Cities Funding Lease Program Revenue VRDO	0.240%	5/7/13 LOC	6,900	6,900
Warren County KY Revenue (Western Kentucky University Student Life Foundation Inc. Project)
VRDO	0.230%	5/7/13 LOC	15,900	15,900
Williamstown KY League of Cities Funding Trust Lease Revenue VRDO	0.240%	5/7/13 LOC	3,600	3,600
Williamstown KY League of Cities Funding Trust Lease Revenue VRDO	0.240%	5/7/13 LOC	3,570	3,570
				214,375
Louisiana (1.4%)
Ascension Parish LA Industrial Development Board Revenue (IMTT-Geismar Project) VRDO	0.220%	5/7/13 LOC	25,000	25,000
East Baton Rouge Parish LA Industrial Development Board Solid Waste Disposal Revenue
(Georgia-Pacific Corp. Project) VRDO	0.230%	5/7/13 LOC	3,550	3,550
Lake Charles LA Harbor & Terminal District Revenue PUT	0.190%	7/1/13	60,000	60,000
Louisiana Public Facilities Authority Revenue (CHRISTUS Health) VRDO	0.210%	5/7/13 LOC	18,000	18,000
Louisiana Public Facilities Authority Revenue (International-Matex Tank Terminals Project) VRDO	0.220%	5/7/13 LOC	50,000	50,000

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana Public Facilities Authority Revenue (International-Matex Tank Terminals Project) VRDO	0.220%	5/7/13 LOC	55,000	55,000
Louisiana Public Facilities Authority Revenue (Tiger Athletic Foundation Project) VRDO	0.230%	5/7/13 LOC	19,855	19,855
				231,405
Maine (0.3%)
1 Maine Health & Higher Educational Facilities Authority Revenue (Bowdoin College) TOB VRDO	0.270%	5/7/13	13,135	13,135
Maine Health & Higher Educational Facilities Authority Revenue VRDO	0.230%	5/7/13 LOC	4,020	4,020
1 Maine Housing Authority Mortgage Revenue TOB VRDO	0.260%	5/7/13	3,720	3,720
1 Maine Housing Authority Mortgage Revenue TOB VRDO	0.280%	5/7/13	5,510	5,510
Maine Housing Authority Mortgage Revenue VRDO	0.250%	5/7/13	20,000	20,000
Maine Housing Authority Mortgage Revenue VRDO	0.250%	5/7/13	9,000	9,000
Old Town ME Solid Waste Disposal Revenue (George-Pacific Corp. Project) VRDO	0.230%	5/7/13 LOC	4,260	4,260
				59,645
Maryland (1.8%)
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.270%	5/7/13	4,235	4,235
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.270%	5/7/13	7,520	7,520
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.270%	5/7/13	4,430	4,430
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.280%	5/7/13	8,250	8,250
Maryland GO	5.000%	7/15/13	3,000	3,030
Maryland GO	5.000%	8/1/13	1,050	1,063
1 Maryland GO TOB VRDO	0.220%	5/7/13	10,125	10,125
1 Maryland Health & Higher Educational Facilities Authority Revenue (Ascension Health
Credit Group) TOB VRDO	0.220%	5/7/13	5,000	5,000
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Hospital) VRDO	0.220%	5/7/13 LOC	8,100	8,100
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University) CP	0.160%	6/4/13	14,500	14,500
1 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University)
TOB VRDO	0.220%	5/7/13	7,625	7,625
1 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University)
TOB VRDO	0.240%	5/7/13	3,975	3,975
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University)
VRDO	0.220%	5/7/13 LOC	4,400	4,400
Maryland Health & Higher Educational Facilities Authority Revenue (Suburban Hospital) VRDO	0.220%	5/7/13 LOC	19,590	19,590
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.210%	5/7/13	8,800	8,800
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.210%	5/7/13	9,000	9,000
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.220%	5/7/13	15,355	15,355
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.230%	5/7/13	13,860	13,860
Maryland Transportation Authority Passenger Facility Charge Revenue (BWI Airport) VRDO	0.230%	5/7/13 LOC	6,345	6,345
Montgomery County MD GO CP	0.160%	6/10/13	60,000	60,000
Montgomery County MD GO CP	0.170%	6/11/13	45,000	45,000
Montgomery County MD GO CP	0.170%	6/12/13	25,950	25,950
Montgomery County MD Housing Opportunities Commission Multifamily Housing Revenue
(Canterbury Apartments) VRDO	0.210%	5/7/13 LOC	8,030	8,030
1 Washington Suburban Sanitation District Maryland GO TOB VRDO	0.210%	5/7/13	9,135	9,135
				303,318
Massachusetts (3.7%)
Massachusetts Bay Transportation Authority Sales Tax Revenue CP	0.160%	5/6/13	24,125	24,125
Massachusetts Bay Transportation Authority Sales Tax Revenue CP	0.170%	6/19/13	7,000	7,000
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.230%	5/7/13	68,655	68,655
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.230%	5/7/13	20,000	20,000
Massachusetts Development Finance Agency Revenue (Cushing Academy Issue) VRDO	0.230%	5/7/13 LOC	8,580	8,580
Massachusetts Development Finance Agency Revenue (Fay School) VRDO	0.210%	5/7/13 LOC	15,575	15,575
Massachusetts Development Finance Agency Revenue (Shady Hill) VRDO	0.230%	5/7/13 LOC	7,415	7,415
1 Massachusetts GO TOB PUT	0.270%	6/12/13	21,740	21,740
1 Massachusetts GO TOB PUT	0.270%	6/12/13	31,235	31,235
1 Massachusetts GO TOB PUT	0.300%	8/7/13	23,935	23,935
1 Massachusetts GO TOB VRDO	0.200%	5/7/13	13,545	13,545
1 Massachusetts GO TOB VRDO	0.220%	5/7/13	42,825	42,825
1 Massachusetts GO TOB VRDO	0.220%	5/7/13 LOC	39,600	39,600
1 Massachusetts GO TOB VRDO	0.220%	5/7/13	5,500	5,500
1 Massachusetts GO TOB VRDO	0.240%	5/7/13	6,665	6,665
1 Massachusetts GO TOB VRDO	0.240%	5/7/13	3,750	3,750
1 Massachusetts GO TOB VRDO	0.240%	5/7/13	1,850	1,850
1 Massachusetts Health & Educational Facilities Authority Revenue (Harvard University) TOB VRDO	0.190%	5/1/13	1,040	1,040
1 Massachusetts Health & Educational Facilities Authority Revenue (MIT) TOB VRDO	0.240%	5/7/13	11,625	11,625
Massachusetts Health & Educational Facilities Authority Revenue (MIT) VRDO	0.210%	5/7/13	88,430	88,430
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)
VRDO	0.240%	5/7/13	8,400	8,400
Massachusetts Health & Educational Facilities Authority Revenue (Pool Loan Program) VRDO	0.220%	5/7/13 LOC	21,600	21,600
1 Massachusetts Housing Finance Agency Multifamily Housing Revenue TOB VRDO	0.260%	5/7/13	10,635	10,635
1 Massachusetts Housing Finance Agency Multifamily Housing Revenue TOB VRDO	0.270%	5/7/13	5,515	5,515
1 Massachusetts Housing Finance Agency Single Family Housing Revenue TOB VRDO	0.240%	5/7/13	2,585	2,585

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.220%	5/7/13	7,280	7,280
1 Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.240%	5/7/13	5,000	5,000
1 Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.240%	5/7/13	3,070	3,070
1 Massachusetts Water Pollution Abatement Trust Revenue TOB VRDO	0.240%	5/7/13	3,240	3,240
1 Massachusetts Water Resources Authority Revenue TOB PUT	0.300%	8/8/13	15,580	15,580
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.220%	5/7/13 LOC	22,000	22,000
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.220%	5/7/13	7,300	7,300
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.220%	5/7/13	7,500	7,500
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.240%	5/7/13	8,205	8,205
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.240%	5/7/13	5,000	5,000
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.250%	5/7/13	6,650	6,650
Massachusetts Water Resources Authority Revenue VRDO	0.210%	5/7/13	40,600	40,600
2 University of Massachusetts Building Authority Revenue PUT	0.310%	11/26/13	13,600	13,600
				636,850
Michigan (1.3%)
Michigan Finance Authority State Aid RAN	2.000%	8/20/13	15,000	15,073
Michigan Hospital Finance Authority Revenue (Henry Ford Health System) VRDO	0.220%	5/7/13 LOC	7,900	7,900
Michigan Hospital Finance Authority Revenue (Trinity Health) VRDO	0.200%	5/7/13	9,800	9,800
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.230%	5/7/13	31,470	31,470
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.230%	5/7/13 LOC	17,430	17,430
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.250%	5/7/13 LOC	13,200	13,200
1 Michigan State University Board of Trustees General Revenue TOB PUT	0.270%	6/13/13	9,845	9,845
Michigan State University Board of Trustees General Revenue VRDO	0.210%	5/7/13	24,000	24,000
Michigan State University Board of Trustees General Revenue VRDO	0.210%	5/7/13	30,200	30,200
Michigan State University Revenue CP	0.150%	5/14/13	14,180	14,180
Michigan State University Revenue CP	0.160%	6/17/13	20,000	20,000
Michigan State University Revenue CP	0.150%	6/18/13	15,225	15,225
University of Michigan University Revenue VRDO	0.200%	5/7/13	10,725	10,725
1 Wayne State University Michigan Revenue TOB VRDO	0.240%	5/7/13	5,295	5,295
1 Wayne State University Michigan Revenue TOB VRDO	0.250%	5/7/13	5,000	5,000
				229,343
Minnesota (1.7%)
1 Hennepin County MN Sales Tax Revenue TOB VRDO	0.210%	5/7/13	23,640	23,640
1 Minneapolis MN Health Care System Revenue (Fairview Health Services) TOB VRDO	0.220%	5/7/13 LOC	20,000	20,000
1 Minnesota GO TOB PUT	0.270%	6/13/13	14,115	14,115
1 Minnesota GO TOB VRDO	0.240%	5/7/13	3,510	3,510
Minnesota Housing Finance Agency Residential Housing Revenue VRDO	0.220%	5/7/13	19,000	19,000
Minnesota Housing Finance Agency Residential Housing Revenue VRDO	0.220%	5/7/13	9,025	9,025
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program) VRDO	0.210%	5/7/13 LOC	45,000	45,000
Minnesota School District TRAN	2.000%	9/10/13	40,000	40,255
Rochester MN Healthcare Facilities Revenue (Mayo Foundation) CP	0.170%	7/18/13	100,000	100,000
University of Minnesota Revenue CP	0.140%	5/14/13	23,000	23,000
				297,545
Mississippi (0.4%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.170%	5/1/13	11,500	11,500
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.180%	5/1/13	2,550	2,550
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.210%	5/7/13	28,400	28,400
1 Mississippi Development Bank Special Obligation Revenue (Capital City Convention
Center Project) TOB VRDO	0.220%	5/7/13 LOC	5,000	5,000
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)
VRDO	0.210%	5/7/13	8,000	8,000
Mississippi State University Educational Building Corp. (Extendible) CP	0.200%	12/1/13	4,000	4,000
Perry County MS Pollution Control Revenue (Leaf River Forest Product Project) VRDO	0.220%	5/7/13 LOC	10,430	10,430
				69,880
Missouri (1.2%)
1 Columbia MO Special Obligation Electrical Improvement Revenue TOB VRDO	0.220%	5/7/13 LOC	16,440	16,440
1 Missouri Health & Education Facilities Authority Revenue (St. Luke’s Health System) TOB VRDO	0.220%	5/7/13 LOC	15,000	15,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
VRDO	0.170%	5/1/13	11,315	11,315
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
VRDO	0.210%	5/7/13	40,800	40,800
Missouri Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) VRDO	0.220%	5/7/13	22,000	22,000
Missouri Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) VRDO	0.220%	5/7/13	24,335	24,335
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.220%	5/7/13	15,895	15,895
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.240%	5/7/13	5,570	5,570
1 Missouri Highways & Transportation Commission Revenue (State Road) TOB VRDO	0.220%	5/7/13	25,240	25,240

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Highways & Transportation Commission Road Revenue VRDO	0.220%	5/7/13 LOC	11,895	11,895
St. Charles County MO Public Water Supply District No.2 Revenue VRDO	0.210%	5/7/13 LOC	16,000	16,000
				204,490
Multiple States (6.2%)
1 BlackRock MuniHoldings Investment Quality Fund VRDP VRDO	0.420%	5/7/13 LOC	90,000	90,000
1 BlackRock MuniYield Fund, Inc. VRDP VRDO	0.420%	5/7/13 LOC	53,400	53,400
1 Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.260%	5/7/13 LOC	18,740	18,740
1 Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.270%	5/7/13 LOC	37,250	37,250
1 Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.270%	5/7/13 LOC	343,750	343,750
1 Nuveen Insured Municipal Opportunity Fund VRDP VRDO	0.320%	5/7/13 LOC	185,000	185,000
1 Nuveen Municipal Advantage Fund VRDP VRDO	0.290%	5/7/13 LOC	34,100	34,100
1 Nuveen Premier Insured Municipal Income Fund, Inc. VRDP VRDO	0.320%	5/7/13 LOC	24,000	24,000
1 Nuveen Premium Income Municipal Fund 4 VRDP VRDO	0.290%	5/7/13 LOC	170,000	170,000
1 Nuveen Quality Income Municipal Fund Inc VRDP VRDO	0.290%	5/7/13 LOC	110,000	110,000
				1,066,240
Nebraska (2.0%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 2) VRDO	0.220%	5/7/13	103,595	103,595
Lincoln NE Electric System Revenue CP	0.180%	5/7/13	38,500	38,500
Lincoln NE Electric System Revenue CP	0.170%	6/3/13	30,000	30,000
1 Nebraska Investment Finance Authority Multifamily Housing Revenue (Riverbend
Apartments Project) VRDO	0.240%	5/7/13 LOC	5,920	5,920
Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	0.210%	5/7/13	90,400	90,400
1 Nebraska Public Power District Revenue TOB VRDO	0.230%	5/7/13 (13)	15,995	15,995
1 Omaha NE Public Power District Electric Revenue TOB VRDO	0.210%	5/7/13	7,000	7,000
1 Omaha NE Public Power District Electric Revenue TOB VRDO	0.220%	5/7/13	10,095	10,095
1 Omaha NE Public Power District Separate Electric Revenue TOB VRDO	0.230%	5/7/13 (13)	34,610	34,610
				336,115
Nevada (2.2%)
Clark County NV Airport System Revenue VRDO	0.210%	5/7/13 LOC	15,000	15,000
Clark County NV Airport System Revenue VRDO	0.210%	5/7/13 LOC	6,000	6,000
Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	0.280%	5/7/13 LOC	8,800	8,800
1 Clark County NV GO TOB VRDO	0.220%	5/7/13 LOC	51,170	51,170
1 Clark County NV GO TOB VRDO	0.220%	5/7/13	9,770	9,770
1 Clark County NV GO TOB VRDO	0.230%	5/7/13	7,615	7,615
1 Clark County NV School District GO TOB VRDO	0.220%	5/7/13	11,770	11,770
1 Clark County NV Water Reclamation District GO TOB VRDO	0.240%	5/7/13	7,495	7,495
1 Las Vegas NV GO TOB VRDO	0.220%	5/7/13	10,850	10,850
1 Las Vegas NV GO TOB VRDO	0.250%	5/7/13	8,330	8,330
Las Vegas Valley Water District Nevada GO CP	0.170%	5/6/13	18,000	18,000
Las Vegas Valley Water District Nevada GO CP	0.170%	5/8/13	36,000	36,000
Las Vegas Valley Water District Nevada GO CP	0.150%	5/9/13	34,000	34,000
Las Vegas Valley Water District Nevada GO CP	0.170%	5/15/13	16,000	16,000
Las Vegas Valley Water District Nevada GO CP	0.180%	8/5/13	36,000	36,000
Las Vegas Valley Water District Nevada GO CP	0.180%	8/6/13	29,945	29,945
Las Vegas Valley Water District Nevada GO CP	0.170%	8/7/13	17,465	17,465
1 Las Vegas Valley Water District Nevada GO TOB VRDO	0.250%	5/7/13	4,685	4,685
1 Nevada GO TOB VRDO	0.250%	5/7/13	9,400	9,400
1 Nevada Higher Education Revenue TOB VRDO	0.220%	5/7/13 LOC	12,980	12,980
Nevada Housing Division Multi-Unit Housing Revenue (City Center Project) VRDO	0.370%	5/7/13 LOC	7,440	7,440
Reno NV Hospital Revenue (Renown Regional Medical Center Project) VRDO	0.220%	5/7/13 LOC	5,400	5,400
1 Truckee Meadows NV Water Authority Water Revenue TOB VRDO	0.220%	5/7/13 LOC	9,990	9,990
				374,105
New Hampshire (0.1%)
1 New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) TOB VRDO	0.220%	5/7/13	8,000	8,000
1 New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) TOB VRDO	0.220%	5/7/13	6,945	6,945
1 New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) TOB VRDO	0.250%	5/7/13	10,000	10,000
				24,945
New Jersey (0.6%)
New Jersey Economic Development Authority Industrial Development Revenue
(Ocean Spray Cranberries Inc. Project) VRDO	0.310%	5/7/13 LOC	8,000	8,000
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.220%	5/7/13 LOC	5,200	5,200
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue VRDO	0.240%	5/7/13 LOC	36,300	36,300
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.210%	5/7/13	2,900	2,900
New Jersey Turnpike Authority Revenue	5.000%	7/1/13 (Prere.)	11,800	11,896
1 Nuveen New Jersey Premium Income Municipal Fund VRDP VRDO	0.310%	5/7/13 LOC	24,000	24,000
Paramus Borough NJ BAN	1.000%	2/21/14	8,494	8,521
Rutgers State University New Jersey Revenue VRDO	0.150%	5/1/13	370	370
				97,187

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Mexico (0.9%)
1 New Mexico Educational Assistance Foundation Revenue TOB VRDO	0.270%	5/7/13	24,495	24,495
New Mexico Educational Assistance Foundation Revenue VRDO	0.240%	5/7/13 LOC	6,250	6,250
New Mexico Educational Assistance Foundation Revenue VRDO	0.240%	5/7/13 LOC	5,850	5,850
1 New Mexico Finance Authority Transportation Revenue TOB VRDO	0.220%	5/7/13	24,975	24,975
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDO	0.220%	5/7/13	94,200	94,200
New Mexico Severance Tax Revenue	4.000%	7/1/13	3,225	3,245
				159,015
New York (7.2%)
1 BlackRock MuniHoldings New York Quality Fund, Inc. VRDP VRDO	0.420%	5/7/13 LOC	30,000	30,000
Erie County Fiscal Stability Authority BAN	1.000%	7/31/13	23,100	23,143
1 New York City NY GO TOB VRDO	0.220%	5/7/13	15,000	15,000
New York City NY GO VRDO	0.170%	5/1/13 LOC	14,650	14,650
New York City NY GO VRDO	0.220%	5/1/13 LOC	1,600	1,600
New York City NY GO VRDO	0.200%	5/7/13 LOC	16,520	16,520
New York City NY GO VRDO	0.200%	5/7/13 LOC	60,245	60,245
New York City NY Housing Development Corp. Multi-Family Housing Revenue
(201 Pearl Street) VRDO	0.210%	5/7/13 LOC	15,000	15,000
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(2 Gold Street) VRDO	0.210%	5/7/13	34,200	34,200
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(90 West Street) VRDO	0.210%	5/7/13 LOC	11,300	11,300
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.230%	5/7/13 LOC	5,000	5,000
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(The Balton) VRDO	0.240%	5/7/13 LOC	7,500	7,500
New York City NY Housing Development Corp. Revenue (Bruckner by the Bridge) VRDO	0.220%	5/7/13 LOC	10,000	10,000
New York City NY Industrial Development Agency Civic Facility Revenue
(New York Law School) VRDO	0.220%	5/7/13 LOC	19,055	19,055
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB PUT	0.370%	12/6/13	17,900	17,900
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.220%	5/7/13	15,000	15,000
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.220%	5/7/13	8,500	8,500
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.190%	5/1/13	21,450	21,450
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.220%	5/7/13	50,000	50,000
1 New York City NY Sales Tax Asset Receivable Corp. Revenue TOB VRDO	0.220%	5/7/13	28,745	28,745
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.200%	5/7/13	12,500	12,500
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.220%	5/7/13	29,000	29,000
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.170%	5/1/13	14,100	14,100
New York City NY Transitional Finance Authority Revenue VRDO	0.190%	5/1/13	7,700	7,700
New York City NY Trust for Cultural Resources Revenue (American Museum of Natural History)
VRDO	0.180%	5/1/13	500	500
1 New York GO TOB PUT	0.270%	6/13/13	4,000	4,000
New York Liberty Development Corp. Revenue PUT	0.250%	8/22/13	69,400	69,400
New York Liberty Development Corp. Revenue PUT	0.250%	8/22/13	24,000	24,000
New York Liberty Development Corp. Revenue PUT	0.250%	8/22/13	64,000	64,000
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.210%	5/7/13 LOC	29,800	29,800
New York State Dormitory Authority Revenue (Le Moyne College) VRDO	0.210%	5/7/13 LOC	4,275	4,275
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)
VRDO	0.200%	5/7/13 LOC	11,740	11,740
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)
VRDO	0.200%	5/7/13 LOC	11,260	11,260
New York State Dormitory Authority Revenue (New York Law School) VRDO	0.220%	5/7/13 LOC	7,095	7,095
New York State Dormitory Authority Revenue (New York Public Library) VRDO	0.210%	5/7/13 LOC	5,100	5,100
1 New York State Dormitory Authority Revenue (New York University) TOB VRDO	0.220%	5/7/13	20,100	20,100
New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.220%	5/7/13	6,690	6,690
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.220%	5/7/13	5,000	5,000
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.240%	5/7/13	6,420	6,420
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.240%	5/7/13	1,000	1,000
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.240%	5/7/13	3,510	3,510
New York State Dormitory Authority Revenue (Royal Charter Properties) VRDO	0.200%	5/7/13 LOC	11,390	11,390
New York State Energy Research & Development Authority Revenue
(Consolidated Edison Co. of New York, Inc. Project) VRDO	0.220%	5/7/13 LOC	10,000	10,000
1 New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds) TOB VRDO	0.240%	5/7/13	3,640	3,640
New York State Housing Finance Agency Housing Revenue (Avalon Bowery Place I) VRDO	0.210%	5/7/13 LOC	34,900	34,900
New York State Housing Finance Agency Housing Revenue (Chelsea Apartments) VRDO	0.240%	5/7/13 LOC	10,000	10,000
New York State Housing Finance Agency Housing Revenue (West 23rd Street) VRDO	0.220%	5/7/13 LOC	10,400	10,400
New York State Housing Finance Agency Housing Revenue (Worth Street) VRDO	0.210%	5/7/13 LOC	10,200	10,200
New York State Housing Finance Agency Revenue (250 West 50th Street Project) VRDO	0.230%	5/7/13 LOC	87,000	87,000

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency Revenue (8 East 102nd Street) VRDO	0.200%	5/7/13 LOC	22,000	22,000
New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	0.210%	5/7/13	58,500	58,500
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.200%	5/1/13	11,800	11,800
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.200%	5/1/13	2,900	2,900
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.210%	5/1/13	8,120	8,120
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.220%	5/7/13	25,000	25,000
1 New York State Mortgage Agency Revenue TOB VRDO	0.180%	5/1/13	7,330	7,330
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.200%	5/7/13 LOC	34,945	34,945
North Hempstead NY BAN	0.750%	10/4/13	25,000	25,052
1 Nuveen New York AMT-Free Municipal Income Fund VRDP VRDO	0.300%	5/7/13 LOC	20,000	20,000
1 Nuveen New York AMT-Free Municipal Income Fund VRDP VRDO	0.300%	5/7/13 LOC	10,000	10,000
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.260%	5/7/13	22,890	22,890
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.270%	5/7/13	7,320	7,320
1 Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.210%	5/7/13	14,800	14,800
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.200%	5/7/13 LOC	19,165	19,165
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.210%	5/7/13 LOC	1,745	1,745
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.210%	5/7/13 LOC	25,045	25,045
				1,236,140
North Carolina (2.2%)
1 Charlotte NC Water & Sewer System Revenue TOB VRDO	0.220%	5/7/13	7,560	7,560
1 Charlotte NC Water & Sewer System Revenue TOB VRDO	0.240%	5/7/13	5,920	5,920
1 Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System) TOB VRDO	0.210%	5/7/13	2,805	2,805
Guilford County NC GO VRDO	0.230%	5/7/13	6,700	6,700
Mecklenburg County NC GO	2.000%	3/1/14	5,000	5,076
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue
(Campbell University) VRDO	0.250%	5/7/13 LOC	10,500	10,500
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB PUT	0.300%	8/8/13	47,815	47,815
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.180%	5/1/13	4,200	4,200
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.220%	5/7/13	15,700	15,700
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.220%	5/7/13	12,000	12,000
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.220%	5/7/13	14,100	14,100
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.230%	5/7/13	11,100	11,100
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.240%	5/7/13	2,495	2,495
1 North Carolina Capital Improvement Revenue TOB PUT	0.270%	6/13/13	11,030	11,030
1 North Carolina Capital Improvement Revenue TOB VRDO	0.220%	5/7/13	10,710	10,710
North Carolina Educational Facilities Finance Agency Revenue (Duke University) VRDO	0.210%	5/7/13	12,485	12,485
North Carolina GO	5.000%	4/1/14	5,000	5,220
North Carolina Medical Care Commission Health Care Facilities Revenue (Lenoir Memorial
Hospital Project) VRDO	0.250%	5/7/13 LOC	12,955	12,955
North Carolina Medical Care Commission Health Care Facilities Revenue (University Health
Systems of Eastern Carolina) VRDO	0.250%	5/7/13 LOC	14,135	14,135
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) VRDO	0.240%	5/7/13 LOC	6,800	6,800
2 North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT	0.340%	11/26/13	12,000	12,000
Raleigh Durham NC Airport Authority Revenue VRDO	0.210%	5/7/13 LOC	10,150	10,150
1 Raleigh NC Combined Enterprise System Revenue TOB PUT	0.270%	6/13/13	8,995	8,995
1 Sampson County NC COP TOB VRDO	0.220%	5/7/13 LOC	5,000	5,000
Union County NC GO VRDO	0.210%	5/7/13	13,810	13,810
Union County NC GO VRDO	0.210%	5/7/13	19,515	19,515
Union County NC GO VRDO	0.210%	5/7/13	12,295	12,295
1 University of North Carolina University Revenue TOB VRDO	0.220%	5/7/13	25,480	25,480
1 University of North Carolina University Revenue TOB VRDO	0.230%	5/7/13	6,710	6,710
3 Wake County NC GO	3.000%	5/1/14	1,285	1,321
3 Wake County NC GO	3.000%	5/1/14	3,225	3,314
1 Wake County NC Limited Obligation Revenue TOB VRDO	0.240%	5/7/13	10,100	10,100
Winston-Salem NC Water & Sewer System Revenue VRDO	0.220%	5/7/13	6,000	6,000
Winston-Salem NC Water & Sewer System Revenue VRDO	0.220%	5/7/13	17,195	17,195
				371,191
North Dakota (0.2%)
North Dakota Housing Finance Agency Home Mortgage Revenue VRDO	0.200%	5/7/13	21,850	21,850
North Dakota Housing Finance Agency Home Mortgage Revenue VRDO	0.210%	5/7/13	9,600	9,600
				31,450
Ohio (2.7%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Akron General Health System) VRDO	0.260%	5/7/13 LOC	600	600
Akron OH Income Tax Revenue BAN	1.125%	11/14/13	3,500	3,513
Avon OH BAN	1.000%	6/27/13	2,955	2,958
Butler County OH BAN	0.400%	8/1/13	2,500	2,500
Columbus OH BAN	1.500%	11/21/13	2,750	2,770
1 Columbus OH GO TOB VRDO	0.220%	5/7/13	10,050	10,050

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program) VRDO	0.210%	5/7/13 LOC	18,265	18,265
Columbus OH Sewer Revenue VRDO	0.190%	5/7/13	32,040	32,040
Cuyahoga County OH Revenue (Cleveland Clinic Health System Obligated Group)	6.000%	7/1/13 (Prere.)	5,100	5,149
Cuyahoga County OH Revenue (Cleveland Clinic Health System Obligated Group)	6.000%	7/1/13 (Prere.)	4,900	4,948
Delaware County OH Port Authority Economic Development Revenue (Columbus Zoological
Park Association Project) VRDO	0.220%	5/7/13 LOC	6,480	6,480
Euclid OH BAN	1.250%	6/13/13	1,570	1,571
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.230%	5/7/13	44,100	44,100
Kent OH BAN	1.000%	10/8/13	1,750	1,754
Lancaster Port Authority Ohio Gas Revenue VRDO	0.220%	5/7/13	58,545	58,545
Marysville OH BAN	1.500%	5/30/13	1,925	1,926
Middletown OH Hospital Facilities Revenue (Atrium Medical Center) VRDO	0.260%	5/7/13 LOC	14,635	14,635
Montgomery County OH Revenue (Catholic Health Initiatives) VRDO	0.220%	5/7/13	15,000	15,000
Montgomery County OH Revenue (Catholic Health Initiatives) VRDO	0.220%	5/7/13	13,650	13,650
Ohio Air Quality Development Authority Revenue (Ohio Valley Electric Corp. Project) VRDO	0.200%	5/7/13 LOC	4,000	4,000
Ohio Common Schools GO VRDO	0.200%	5/7/13	16,500	16,500
Ohio Common Schools GO VRDO	0.200%	5/7/13	17,005	17,005
Ohio GO VRDO	0.200%	5/7/13	6,300	6,300
Ohio GO VRDO	0.210%	5/7/13	23,215	23,215
Ohio GO VRDO	0.210%	5/7/13	8,375	8,375
Ohio GO VRDO	0.210%	5/7/13	19,150	19,150
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.180%	5/1/13	3,800	3,800
Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	0.230%	5/7/13	31,250	31,250
Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	0.230%	5/7/13	3,585	3,585
Ohio Infrastructure Improvement GO VRDO	0.210%	5/7/13	9,295	9,295
Ohio State University General Receipts Revenue VRDO	0.200%	5/7/13	13,495	13,495
Ohio State University General Receipts Revenue VRDO	0.200%	5/7/13	34,965	34,965
Stow OH BAN	1.500%	5/3/13	5,225	5,225
3 Stow OH BAN	1.000%	5/2/14	2,875	2,896
University of Cincinnati OH BAN	2.000%	5/9/13	16,600	16,606
				456,116
Oklahoma (0.0%)
1 Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program) TOB VRDO	0.260%	5/7/13	2,785	2,785

Oregon (0.9%)
1 Jackson County OR School District GO TOB VRDO	0.250%	5/7/13	6,000	6,000
1 Oregon Business Development Commission Revenue TOB PUT	0.270%	6/13/13	5,910	5,910
1 Oregon Department of Administrative Services COP TOB VRDO	0.220%	5/7/13 LOC	15,355	15,355
Oregon Facilities Authority Revenue (Reed College Projects) VRDO	0.240%	5/7/13	36,805	36,805
Oregon Health & Science University Revenue VRDO	0.200%	5/7/13 LOC	15,925	15,925
1 Oregon Housing & Community Service Department Single Family Mortgage Revenue TOB VRDO	0.270%	5/7/13	8,665	8,665
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.210%	5/7/13	6,640	6,640
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.240%	5/7/13	13,400	13,400
Oregon TAN	2.000%	6/28/13	42,315	42,436
				151,136
Pennsylvania (1.4%)
1 Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.220%	5/7/13 LOC	11,300	11,300
1 Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.240%	5/7/13	4,000	4,000
1 Central Bradford PA Progress Authority Revenue (Robert Packer Hospital) TOB VRDO	0.220%	5/7/13 LOC	5,000	5,000
Emmaus PA General Authority Revenue VRDO	0.240%	5/7/13 LOC	6,985	6,985
1 Manheim Township PA School District GO TOB VRDO	0.220%	5/7/13 LOC	6,930	6,930
1 Nuveen Pennsylvania Premium Income Municipal Fund 2 VRDP VRDO	0.330%	5/7/13 LOC	22,000	22,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue
VRDO	0.220%	5/7/13 LOC	45,700	45,700
1 Pennsylvania Higher Educational Facilities Authority Revenue (Foundation for Indiana University of
Pennsylvania Student Housing) TOB VRDO	0.220%	5/7/13 LOC	7,900	7,900
Pennsylvania Higher Educational Facilities Authority Revenue (Gwynedd Mercy College) VRDO	0.210%	5/7/13 LOC	8,550	8,550
1 Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.260%	5/7/13	8,610	8,610
1 Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.300%	5/7/13	3,875	3,875
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.220%	5/7/13	7,815	7,815
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.240%	5/7/13	13,305	13,305
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.240%	5/7/13	26,750	26,750
1 Pennsylvania State University Revenue TOB VRDO	0.240%	5/7/13	2,600	2,600
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	0.220%	5/7/13 LOC	24,900	24,900
1 Philadelphia PA Authority for Industrial Development Revenue (Girard Estate Aramark Project)
VRDO	0.250%	5/7/13 LOC	15,350	15,350
Philadelphia PA Water & Waste Water Revenue VRDO	0.200%	5/7/13 LOC	15,435	15,435
				237,005

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rhode Island (0.2%)
1 Narragansett RI Commission Wastewater System Revenue TOB VRDO	0.220%	5/7/13 LOC	11,805	11,805
Rhode Island Health & Educational Building Corp. Health Facilities Revenue (St. Antoine) VRDO	0.230%	5/7/13 LOC	7,725	7,725
Rhode Island Health & Educational Building Corp. Health Facilities Revenue (St. Antoine) VRDO	0.230%	5/7/13 LOC	6,405	6,405
1 Rhode Island Housing & Mortgage Finance Corp. Revenue TOB VRDO	0.300%	5/7/13	5,000	5,000
				30,935
South Carolina (0.6%)
1 Greenville County SC School District Installment Revenue TOB VRDO	0.240%	5/7/13	15,995	15,995
Greenville County School District (SC)	5.000%	12/1/13	2,000	2,055
1 South Carolina Housing Finance & Development Authority Revenue TOB VRDO	0.240%	5/7/13	5,300	5,300
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)
VRDO	0.220%	5/7/13 LOC	11,000	11,000
South Carolina Jobs Economic Development Authority Industrial Revenue
(South Carolina Electric & Gas Co. Project) VRDO	0.290%	5/7/13 LOC	6,900	6,900
1 South Carolina Public Service Authority Revenue TOB VRDO	0.220%	5/7/13 LOC	20,305	20,305
1 South Carolina Public Service Authority Revenue TOB VRDO	0.220%	5/7/13 LOC	30,370	30,370
1 South Carolina Public Service Authority Revenue TOB VRDO	0.240%	5/7/13	4,000	4,000
				95,925
South Dakota (0.2%)
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.200%	5/7/13	21,335	21,335
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.230%	5/7/13	17,000	17,000
				38,335
Tennessee (3.9%)
Blount County & Alcoa & Maryville TN Industrial Development Board Revenue
(Local Government Public Improvement) VRDO	0.250%	5/7/13 LOC	4,800	4,800
Blount County TN Public Building Authority Revenue (Local Government Public Improvement)
VRDO	0.250%	5/7/13	19,900	19,900
Blount County TN Public Building Authority Revenue (Local Government Public Improvement)
VRDO	0.250%	5/7/13 LOC	5,650	5,650
Blount County TN Public Building Authority Revenue (Local Government Public Improvement)
VRDO	0.250%	5/7/13 LOC	4,000	4,000
Blount County TN Public Building Authority Revenue (Local Government Public Improvement)
VRDO	0.250%	5/7/13 LOC	10,975	10,975
Blount County TN Public Building Authority Revenue (Local Government Public Improvement)
VRDO	0.250%	5/7/13 LOC	24,530	24,530
Blount County TN Public Building Authority Revenue (Local Government Public Improvement)
VRDO	0.250%	5/7/13 LOC	14,565	14,565
Jackson TN Energy Authority Gas System Revenue VRDO	0.220%	5/7/13 LOC	8,340	8,340
Johnson City TN Health & Educational Facilities Board Hospital Revenue (STS Health Alliance)
VRDO	0.220%	5/7/13 LOC	42,470	42,470
Johnson City TN Health & Educational Facilities Board Hospital Revenue (STS Health Alliance)
VRDO	0.220%	5/7/13 LOC	6,830	6,830
1 Knoxville TN Waste Water System Revenue TOB VRDO	0.220%	5/7/13	15,940	15,940
Metropolitan Government of Nashville & Davidson County TN GO CP	0.180%	5/3/13	25,000	25,000
Metropolitan Government of Nashville & Davidson County TN GO CP	0.160%	5/6/13	54,000	54,000
Metropolitan Government of Nashville & Davidson County TN GO CP	0.160%	5/7/13	25,000	25,000
Metropolitan Government of Nashville & Davidson County TN GO CP	0.180%	5/7/13	25,000	25,000
Metropolitan Government of Nashville & Davidson County TN GO CP	0.160%	5/8/13	25,000	25,000
Metropolitan Government of Nashville & Davidson County TN GO CP	0.160%	5/8/13	40,000	40,000
Metropolitan Government of Nashville & Davidson County TN GO CP	0.160%	5/9/13	37,000	37,000
1 Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
Board Revenue (Vanderbilt University) TOB VRDO	0.240%	5/7/13	8,250	8,250
1 Rutherford County TN Health & Educational Facilities Board Revenue
(Ascension Health Credit Group) TOB VRDO	0.250%	5/7/13	6,250	6,250
Sevier County TN Public Building Authority Local Government Public Improvement Revenue VRDO	0.250%	5/7/13 LOC	4,700	4,700
Sevier County TN Public Building Authority Local Government Public Improvement Revenue VRDO	0.250%	5/7/13	24,200	24,200
Sevier County TN Public Building Authority Local Government Public Improvement Revenue VRDO	0.300%	5/7/13 LOC	11,100	11,100
Shelby County TN GO VRDO	0.220%	5/7/13	20,085	20,085
Shelby County TN GO VRDO	0.250%	5/7/13	25,000	25,000
1 Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital) TOB VRDO	0.240%	5/7/13	3,630	3,630
Tennessee GO	4.000%	5/1/13	1,000	1,000
Tennessee GO CP	0.150%	6/5/13	20,000	20,000
Tennessee GO CP	0.170%	6/6/13	25,000	25,000
Tennessee GO CP	0.180%	7/10/13	20,000	20,000
Tennessee GO CP	0.180%	8/13/13	8,500	8,500
1 Tennessee Housing Development Agency Homeownership Program Revenue TOB VRDO	0.270%	5/7/13	5,715	5,715
Tennessee School Bond Authority Revenue CP	0.160%	5/6/13	23,149	23,149
Tennessee School Bond Authority Revenue CP	0.160%	5/7/13	15,000	15,000

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tennessee School Bond Authority Revenue CP	0.160%	6/13/13	50,419	50,419
Tennessee School Bond Authority Revenue CP	0.180%	8/7/13	15,000	15,000
				675,998
Texas (10.2%)
1 Austin TX Water & Wastewater System Revenue TOB VRDO	0.220%	5/7/13 (13)	5,635	5,635
1 Austin TX Water & Wastewater System Revenue TOB VRDO	0.220%	5/7/13 LOC	16,810	16,810
1 Beaumont TX Independent School District School Building GO TOB VRDO	0.230%	5/7/13	6,675	6,675
1 Bexar County TX Combined Flood Control GO TOB VRDO	0.210%	5/7/13	28,515	28,515
1 Collin County TX GO TOB VRDO	0.230%	5/7/13	10,925	10,925
1 Comal TX Independent School District GO TOB VRDO	0.220%	5/7/13 LOC	10,190	10,190
1 Conroe TX Independent School District GO TOB VRDO	0.240%	5/7/13	6,010	6,010
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.220%	5/7/13 LOC	19,415	19,415
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.220%	5/7/13	18,145	18,145
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.220%	5/7/13	12,465	12,465
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.220%	5/7/13	5,500	5,500
1 Dallas TX Independent School District GO TOB VRDO	0.210%	5/7/13	14,720	14,720
1 Denton TX Independent School District GO TOB VRDO	0.240%	5/7/13	7,375	7,375
1 Edinburg TX Consolidated Independent School District COP TOB VRDO	0.210%	5/7/13	12,015	12,015
1 Fort Bend Grand Parkway Toll Road Authority Revenue TOB PUT	0.300%	8/8/13	21,190	21,190
1 Fort Bend TX Independent School District GO TOB VRDO	0.210%	5/7/13	5,000	5,000
1 Galveston County TX GO TOB VRDO	0.230%	5/7/13	18,905	18,905
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System) TOB VRDO	0.220%	5/7/13 LOC	22,000	22,000
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.170%	5/1/13	7,010	7,010
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.170%	5/1/13	20,000	20,000
1 Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
(TECO Project) TOB VRDO	0.210%	5/7/13	8,755	8,755
1 Harris County TX Flood Control District GO TOB VRDO	0.240%	5/7/13	5,000	5,000
1 Harris County TX GO TOB VRDO	0.250%	5/7/13	8,070	8,070
1 Harris County TX Health Facilities Development Corp. Hospital Revenue (Memorial Hermann
Healthcare System) TOB VRDO	0.220%	5/7/13 LOC	13,000	13,000
Harris County TX Health Facilities Development Corp. Revenue (St. Luke’s Episcopal Hospital)
VRDO	0.250%	5/7/13	18,000	18,000
1 Harris County TX Toll Road Revenue TOB VRDO	0.230%	5/7/13 (13)	5,200	5,200
1 Houston TX Airport System Revenue TOB VRDO	0.220%	5/7/13	12,000	12,000
Houston TX Combined Utility System CP	0.210%	5/23/13 LOC	11,500	11,500
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) CP	0.160%	6/5/13	10,000	10,000
1 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) TOB VRDO	0.210%	5/7/13	4,000	4,000
1 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) TOB VRDO	0.240%	5/7/13	6,665	6,665
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) VRDO	0.210%	5/7/13	9,565	9,565
1 Houston TX Independent School District Revenue TOB VRDO	0.220%	5/7/13	19,610	19,610
1 Houston TX Utility System Revenue TOB VRDO	0.220%	5/7/13 LOC	15,275	15,275
1 Houston TX Utility System Revenue TOB VRDO	0.220%	5/7/13	12,240	12,240
1 Houston TX Utility System Revenue TOB VRDO	0.220%	5/7/13 LOC	13,840	13,840
Houston TX Utility System Revenue VRDO	0.220%	5/7/13 LOC	14,000	14,000
1 Hutto TX Independent School District GO TOB VRDO	0.250%	5/7/13	21,130	21,130
1 Katy TX Independent School District GO TOB VRDO	0.240%	5/7/13	5,730	5,730
1 Leander TX Independent School District GO TOB VRDO	0.210%	5/7/13	15,310	15,310
1 Mansfield TX Independent School District GO TOB VRDO	0.220%	5/7/13	4,250	4,250
1 McKinney TX Independent School District GO TOB VRDO	0.220%	5/7/13 LOC	10,150	10,150
Mesquite TX Independent School District GO PUT	0.200%	5/22/13	22,255	22,255
1 North Central TX Health Facilities Development Corp. Hospital Revenue (Children’s Medical
Center of Dallas Project) TOB VRDO	0.210%	5/7/13	4,995	4,995
1 North East TX Independent School District GO TOB VRDO	0.220%	5/7/13 LOC	5,000	5,000
1 North East TX Independent School District GO TOB VRDO	0.220%	5/7/13	26,805	26,805
1 North East TX Independent School District GO TOB VRDO	0.240%	5/7/13	3,355	3,355
1 North Texas Health Facilities Development Corp. Hospital Revenue (United Regional Health
Care System) TOB VRDO	0.220%	5/7/13 LOC	13,110	13,110
1 North Texas Tollway Authority System Revenue TOB VRDO	0.220%	5/7/13	41,705	41,705
1 North Texas Tollway Authority System Revenue TOB VRDO	0.230%	5/7/13 (13)	10,000	10,000
1 North Texas Tollway Authority System Revenue TOB VRDO	0.290%	5/7/13 (13)	22,360	22,360
1 Northside TX Independent School District GO TOB VRDO	0.210%	5/7/13	17,315	17,315
1 Northside TX Independent School District GO TOB VRDO	0.220%	5/7/13	4,500	4,500
1 Northside TX Independent School District GO TOB VRDO	0.240%	5/7/13	5,220	5,220
Northwest Texas Independent School District GO VRDO	0.250%	5/7/13	8,170	8,170
1 Pearland TX GO TOB VRDO	0.220%	5/7/13 LOC	10,120	10,120
1 Pearland TX Independent School District GO TOB VRDO	0.250%	5/7/13	9,000	9,000
1 Plano TX Independent School District GO TOB VRDO	0.210%	5/7/13	14,055	14,055
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.220%	5/7/13	15,905	15,905

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.220%	5/7/13	14,465	14,465
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.240%	5/7/13	8,335	8,335
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.240%	5/7/13	5,000	5,000
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.240%	5/7/13	4,700	4,700
San Antonio TX Electric & Gas Systems Revenue VRDO	0.250%	5/7/13	96,400	96,400
1 San Antonio TX Public Facilities Corp. Lease Revenue TOB VRDO	0.230%	5/7/13 LOC	11,630	11,630
San Antonio TX Water Revenue CP	0.170%	5/1/13	20,225	20,225
San Antonio TX Water Revenue CP	0.170%	5/1/13	66,400	66,400
1 San Antonio TX Water Revenue TOB VRDO	0.220%	5/7/13 LOC	11,075	11,075
1 San Antonio TX Water Revenue TOB VRDO	0.220%	5/7/13	10,000	10,000
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Health Care
System Project) VRDO	0.200%	5/7/13 LOC	19,900	19,900
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health) VRDO	0.210%	5/7/13 LOC	32,655	32,655
1 Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources)
TOB VRDO	0.200%	5/7/13	10,260	10,260
Tarrant County TX Health Facilities Development Corp. Hospital Revenue
(Cook Children’s Medical Center Project) VRDO	0.220%	5/7/13	35,335	35,335
Texas (Veterans Housing Assistance Program) GO VRDO	0.220%	5/7/13	33,005	33,005
Texas (Veterans Housing Assistance Program) GO VRDO	0.230%	5/7/13	40,955	40,955
Texas A&M University System Permanent University Fund Revenue	5.250%	7/1/13	1,200	1,210
1 Texas A&M University System Revenue Financing System Revenue TOB VRDO	0.210%	5/7/13	4,575	4,575
1 Texas Department of Housing & Community Affairs Single Family Revenue TOB VRDO	0.270%	5/7/13	5,240	5,240
1 Texas Department of Housing & Community Affairs Single Family Revenue TOB VRDO	0.280%	5/7/13	3,130	3,130
Texas GO TOB VRDO	0.180%	5/1/13	8,155	8,155
1 Texas GO TOB VRDO	0.180%	5/1/13	10,700	10,700
1 Texas GO TOB VRDO	0.180%	5/1/13	9,600	9,600
1 Texas GO TOB VRDO	0.220%	5/7/13	21,560	21,560
1 Texas GO TOB VRDO	0.220%	5/7/13	1,535	1,535
1 Texas GO TOB VRDO	0.230%	5/7/13	19,650	19,650
1 Texas GO TOB VRDO	0.230%	5/7/13	5,360	5,360
1 Texas GO TOB VRDO	0.230%	5/7/13	17,370	17,370
1 Texas GO TOB VRDO	0.260%	5/7/13	17,435	17,435
1 Texas GO TOB VRDO	0.280%	5/7/13	8,750	8,750
Texas Small Business Industrial Development Corp. Revenue (Texas Public Facilities Capital
Access Program) VRDO	0.210%	5/7/13 LOC	7,105	7,105
1 Texas State University Student Loan GO TOB VRDO	0.260%	5/7/13	20,065	20,065
Texas TRAN	2.500%	8/30/13	240,000	241,816
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.230%	5/7/13	6,140	6,140
Texas Transportation Commission Mobility Fund GO VRDO	0.210%	5/7/13	18,370	18,370
1 Texas Transportation Commission Revenue TOB VRDO	0.220%	5/7/13	13,845	13,845
1 Texas Transportation Commission Revenue TOB VRDO	0.220%	5/7/13	20,465	20,465
1 Texas Transportation Commission Revenue TOB VRDO	0.240%	5/7/13	7,500	7,500
1 Texas Water Development Board Revenue TOB VRDO	0.250%	5/7/13	7,500	7,500
1 Travis County TX GO TOB VRDO	0.230%	5/7/13	11,050	11,050
Trinity River Authority Texas Solid Waste Disposal Revenue VRDO	0.260%	5/7/13 LOC	3,130	3,130
1 University of Houston Texas Revenue TOB VRDO	0.210%	5/7/13	7,600	7,600
1 University of Texas Permanent University Fund Revenue TOB VRDO	0.220%	5/7/13	12,560	12,560
1 University of Texas System Revenue Financing System Revenue TOB VRDO	0.210%	5/7/13	11,815	11,815
1 University of Texas System Revenue Financing System Revenue TOB VRDO	0.220%	5/7/13	20,205	20,205
1 University of Texas System Revenue Financing System Revenue TOB VRDO	0.220%	5/7/13	29,215	29,215
1 University of Texas System Revenue Financing System Revenue TOB VRDO	0.280%	5/7/13	6,600	6,600
University of Texas System Revenue Financing System Revenue VRDO	0.190%	5/7/13	7,000	7,000
				1,752,251
Utah (0.8%)
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.170%	5/1/13	8,370	8,370
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.170%	5/1/13	16,955	16,955
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.180%	5/1/13	5,195	5,195
1 Riverton UT Hospital Revenue (IHC Health Services Inc.) TOB VRDO	0.210%	5/7/13	5,500	5,500
1 Utah Board of Regents Hospital Revenue (University of Utah) TOB VRDO	0.220%	5/7/13 LOC	7,505	7,505
Utah Board of Regents Student Loan Revenue VRDO	0.220%	5/7/13 LOC	11,200	11,200
1 Utah Housing Corp. Single Family Mortgage Revenue TOB VRDO	0.710%	5/7/13	1,225	1,225
Utah Housing Corp. Single Family Mortgage Revenue VRDO	0.250%	5/7/13	13,985	13,985
Utah Housing Finance Agency Single Family Mortgage Revenue VRDO	0.250%	5/7/13 LOC	5,410	5,410
Utah Housing Finance Agency Single Family Mortgage Revenue VRDO	0.250%	5/7/13 LOC	4,000	4,000
1 Utah Transit Authority Sales Tax Revenue TOB PUT	0.300%	8/7/13	28,440	28,440
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.220%	5/7/13	16,965	16,965
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.220%	5/7/13	10,690	10,690
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.250%	5/7/13	9,720	9,720
				145,160

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Vermont (0.1%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue
(Fletcher Allen Health Care Project) VRDO	0.210%	5/7/13 LOC	14,370	14,370
1 Vermont Housing Finance Agency Revenue TOB VRDO	0.260%	5/7/13	1,455	1,455
				15,825
Virginia (1.6%)
Alexandria VA Industrial Development Authority Revenue (Institute for Defense Analyses Project)
VRDO	0.250%	5/7/13 LOC	7,580	7,580
Capital Region Airport Commission Virginia Passenger Facility Charge Revenue VRDO	0.260%	5/7/13 LOC	14,695	14,695
Fairfax County VA Industrial Development Authority Hospital Revenue (Inova Health System
Hospital Project) VRDO	0.200%	5/7/13	17,300	17,300
1 Hampton VA Roads Sanitation District Wastewater Revenue TOB VRDO	0.220%	5/7/13	19,020	19,020
Hanover County VA Economic Development Authority Revenue (Bon Secours Health System Inc.)
VRDO	0.210%	5/7/13 LOC	2,200	2,200
Harrisonburg VA Industrial Development Authority Revenue (Mennonite Retirement) VRDO	0.250%	5/7/13 LOC	4,700	4,700
1 Newport News VA GO TOB VRDO	0.220%	5/7/13	10,685	10,685
Norfolk VA GO VRDO	0.260%	5/7/13	29,675	29,675
Russell County VA Industrial Development Authority Hospital Revenue (STS Health Alliance) VRDO	0.220%	5/7/13 LOC	11,900	11,900
Stafford County VA Industrial Development Authority Revenue (VML/VACo Commonwealth
Loan Program) VRDO	0.220%	5/7/13 LOC	3,900	3,900
1 University of Virginia Revenue TOB VRDO	0.180%	5/1/13	6,110	6,110
1 University of Virginia Revenue TOB VRDO	0.220%	5/7/13	22,430	22,430
1 University of Virginia Revenue TOB VRDO	0.220%	5/7/13	3,300	3,300
1 Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program) TOB VRDO	0.220%	5/7/13	12,170	12,170
1 Virginia Commonwealth Transportation Revenue TOB PUT	0.270%	6/13/13	8,700	8,700
1 Virginia Commonwealth Transportation Revenue TOB VRDO	0.210%	5/7/13	4,030	4,030
1 Virginia Housing Development Authority Commonwealth Mortgage Revenue TOB VRDO	0.260%	5/7/13	6,485	6,485
1 Virginia Housing Development Authority Rental Housing Revenue TOB VRDO	0.260%	5/7/13	13,735	13,735
1 Virginia Public Building Authority Facility Revenue TOB VRDO	0.210%	5/7/13	13,650	13,650
Virginia Public Building Authority Facility Revenue VRDO	0.220%	5/7/13	41,800	41,800
1 Virginia Resources Authority Clean Water Revenue (State Revolving Fund) TOB VRDO	0.220%	5/7/13	4,490	4,490
1 Virginia Resources Authority Clean Water Revenue (State Revolving Fund) TOB VRDO	0.220%	5/7/13	8,900	8,900
				267,455
Washington (2.9%)
1 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.220%	5/7/13	12,285	12,285
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.230%	5/7/13	14,100	14,100
King County WA GO	3.000%	6/1/13	3,750	3,759
1 King County WA GO TOB VRDO	0.230%	5/7/13	6,890	6,890
1 King County WA Sewer Revenue TOB VRDO	0.210%	5/7/13	6,100	6,100
1 King County WA Sewer Revenue TOB VRDO	0.220%	5/7/13	2,100	2,100
1 King County WA Sewer Revenue TOB VRDO	0.220%	5/7/13 LOC	30,240	30,240
1 Port of Seattle WA Revenue TOB VRDO	0.260%	5/7/13	13,620	13,620
1 Port of Seattle WA Revenue TOB VRDO	0.270%	5/7/13	7,360	7,360
1 Port of Seattle WA Revenue TOB VRDO	0.270%	5/7/13	25,830	25,830
1 Seattle WA Drain & Wastewater Revenue TOB VRDO	0.220%	5/7/13	9,815	9,815
1 Seattle WA Drain & Wastewater Revenue TOB VRDO	0.220%	5/7/13	11,200	11,200
1 Seattle WA Municipal Light & Power Revenue TOB VRDO	0.210%	5/7/13	9,865	9,865
1 Seattle WA Water System Revenue TOB VRDO	0.220%	5/7/13 LOC	19,440	19,440
Tacoma WA Housing Authority Revenue (Sunset Apartment Projects) VRDO	0.250%	5/7/13 LOC	13,100	13,100
1 University of Washington Revenue TOB PUT	0.370%	12/5/13	14,475	14,475
1 University of Washington Revenue TOB VRDO	0.220%	5/7/13 LOC	38,200	38,200
1 University of Washington Revenue TOB VRDO	0.240%	5/7/13	7,415	7,415
1 Washington GO TOB VRDO	0.200%	5/7/13	19,445	19,445
1 Washington GO TOB VRDO	0.220%	5/7/13 LOC	6,200	6,200
1 Washington GO TOB VRDO	0.220%	5/7/13 LOC	8,640	8,640
1 Washington GO TOB VRDO	0.220%	5/7/13	10,485	10,485
1 Washington GO TOB VRDO	0.220%	5/7/13	13,925	13,925
1 Washington GO TOB VRDO	0.220%	5/7/13	15,130	15,130
1 Washington GO TOB VRDO	0.230%	5/7/13 (Prere.)	6,100	6,100
1 Washington GO TOB VRDO	0.240%	5/7/13	5,100	5,100
1 Washington GO TOB VRDO	0.240%	5/7/13	2,000	2,000
1 Washington GO TOB VRDO	0.240%	5/7/13	7,995	7,995
1 Washington Health Care Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.240%	5/7/13	15,010	15,010
1 Washington Health Care Facilities Authority Revenue (Providence Health & Services) TOB VRDO	0.220%	5/7/13	12,475	12,475
1 Washington Health Care Facilities Authority Revenue (Providence Health & Services) TOB VRDO	0.220%	5/7/13	8,610	8,610
Washington Health Care Facilities Authority Revenue (Providence Health & Services) VRDO	0.240%	5/7/13	73,250	73,250
1 Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital) TOB VRDO	0.210%	5/7/13	10,800	10,800
1 Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital) TOB VRDO	0.240%	5/7/13	9,995	9,995
Washington Housing Finance Commission Multi-Family Housing Revenue
(Canyon Lakes II Project) VRDO	0.250%	5/7/13 LOC	5,240	5,240

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Washington Housing Finance Commission Multi-Family Housing Revenue (New Haven
	Apartments Project) VRDO	0.210%	5/7/13 LOC	4,000	4,000
	Washington Housing Finance Commission Multi-Family Housing Revenue (Vintage at Silverdale
	Senior Living Project) VRDO	0.250%	5/7/13 LOC	11,880	11,880
	Washington Housing Finance Commission Nonprofit Revenue (Seattle Art Museum Project) VRDO	0.210%	5/7/13 LOC	6,500	6,500
					498,574
West Virginia (0.6%)
	West Virginia Economic Development Authority Pollution Control Revenue (Ohio Power Co. -
	Kammer Project) VRDO	0.200%	5/7/13 LOC	35,600	35,600
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.) VRDO	0.250%	5/7/13 LOC	9,500	9,500
	West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)
	VRDO	0.230%	5/7/13 LOC	50,020	50,020
					95,120
Wisconsin (2.5%)
	Milwaukee WI (Extendible) CP	0.180%	12/7/13	6,000	6,000
	Milwaukee WI (Extendible) CP	0.190%	12/21/13	20,000	20,000
	Milwaukee WI (Extendible) CP	0.250%	1/19/14	50,000	50,000
3	Milwaukee WI GO	5.000%	5/15/14	9,500	9,955
	Milwaukee WI Redevelopment Authority Redevelopment Lease Revenue (University Wisconsin
	Kenilworth Project) VRDO	0.220%	5/7/13 LOC	6,010	6,010
1	Wisconsin Annual Appropriation Revenue TOB VRDO	0.240%	5/7/13	11,085	11,085
	Wisconsin GO CP	0.180%	11/2/13	25,389	25,389
	Wisconsin GO CP	0.180%	11/30/13	42,197	42,197
	Wisconsin GO CP	0.180%	12/14/13	60,000	60,000
1	Wisconsin GO TOB PUT	0.270%	6/13/13	22,930	22,930
1	Wisconsin GO TOB VRDO	0.220%	5/7/13	18,980	18,980
1	Wisconsin GO TOB VRDO	0.220%	5/7/13	23,600	23,600
1	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group)
	TOB VRDO	0.250%	5/7/13	750	750
	Wisconsin Health & Educational Facilities Authority Revenue (Concordia University Inc.) VRDO	0.230%	5/7/13 LOC	3,735	3,735
	Wisconsin Health & Educational Facilities Authority Revenue (Franciscan Sisters) VRDO	0.210%	5/7/13 LOC	4,600	4,600
	Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran) VRDO	0.240%	5/7/13 LOC	22,000	22,000
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.) VRDO	0.220%	5/7/13 LOC	17,050	17,050
1	Wisconsin Housing & Economic Development Authority Home Ownership Revenue TOB VRDO	0.280%	5/7/13	3,330	3,330
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.210%	5/7/13	25,505	25,505
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.210%	5/7/13	2,500	2,500
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.240%	5/7/13	31,225	31,225
	Wisconsin Housing & Economic Development Authority Multi-Family Revenue VRDO	0.210%	5/7/13	10,000	10,000
	Wisconsin Housing & Economic Development Authority Single Family Revenue VRDO	0.260%	5/7/13	5,220	5,220
	Wisconsin Transportation Revenue	5.000%	7/1/13	6,350	6,401
					428,462
Wyoming (0.5%)
	Converse County WY Pollution Control Revenue (PacifiCorp Projects) VRDO	0.210%	5/7/13 LOC	16,000	16,000
	Lincoln County WY Pollution Control Revenue (PacifiCorp Project) VRDO	0.220%	5/7/13 LOC	22,600	22,600
	Wyoming Student Loan Corp. Student Loan Revenue VRDO	0.210%	5/7/13 LOC	46,500	46,500
					85,100
Total Tax-Exempt Municipal Bonds (Cost $16,337,344)					16,337,344

				Shares
Temporary Cash Investment (4.2%)
Money Market Fund (4.2%)
4	Vanguard Municipal Cash Management Fund (Cost $707,622)	0.204%		707,622,387	707,622
Total Investments (99.7%) (Cost $17,044,966)					17,044,966
Other Assets and Liabilities (0.3%)
Other Assets					148,028
Liabilities					(89,847)
					58,181
Net Assets (100%)
Applicable to 17,101,369,970 outstanding $.001 par value shares of beneficial interest (unlimited authorization)					17,103,147
Net Asset Value Per Share					$1.00

Tax-Exempt Money Market Fund

At April 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	17,103,153
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(6)
Net Assets	17,103,147

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration,

normally to qualified institutional buyers. At April 30, 2013, the aggregate value of these securities was $6,042,080,000, representing 35.3% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2013.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
April 30, 2013
($000)
Investment Income
Income
Interest[1]	14,552
Total Income	14,552
Expenses
The Vanguard Group—Note B
Investment Advisory Services	978
Management and Administrative	10,248
Marketing and Distribution	2,427
Custodian Fees	91
Shareholders’ Reports	95
Trustees’ Fees and Expenses	12
Total Expenses	13,851
Expense Reduction-Note B	(1,352)
Net Expenses	12,499
Net Investment Income	2,053
Realized Net Gain (Loss)
on Investment Securities Sold	(13)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,040

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,053	6,705
Realized Net Gain (Loss)	(13)	(10)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,040	6,695
Distributions
Net Investment Income	(2,053)	(6,705)
Realized Capital Gain	—	—
Total Distributions	(2,053)	(6,705)
Capital Share Transactions (at $1.00)
Issued	9,970,658	15,416,802
Issued in Lieu of Cash Distributions	1,985	6,482
Redeemed	(9,873,347)	(16,012,732)
Net Increase (Decrease) from Capital Share Transactions	99,296	(589,448)
Total Increase (Decrease)	99,283	(589,458)
Net Assets
Beginning of Period	17,003,864	17,593,322
End of Period	17,103,147	17,003,864

1 Interest income from an affiliated company of the fund was $430,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001	.0004	.001	.001	.006	.026
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.0004	.001	.001	.006	.026
Distributions
Dividends from Net Investment Income	(.0001)	(.0004)	(.001)	(.001)	(. 006)	(. 026)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.0004)	(.001)	(.001)	(. 006)	(. 026)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.01%	0.04%	0.09%	0.14%	0.60%	2.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,103	$17,004	$17,593	$18,405	$20,420	$23,881
Ratio of Expenses to
Average Net Assets	0.14%[2]	0.16%	0.17%	0.17%	0.17%[3]	0.11%
Ratio of Net Investment Income to
Average Net Assets	0.02%	0.04%	0.09%	0.14%	0.61%	2.59%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% in 2013. See Note B in the Notes to Financial
Statements.
3 Includes 0.04% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and for the period ended April 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2013, the fund had contributed capital of $2,201,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.88% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended April 30, 2013, Vanguard’s expenses were reduced by $1,352,000 (an effective annual rate of 0.02% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Short-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2013

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWSTX	VWSUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	0.31%	0.39%

Financial Attributes
		Barclays
		1 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	1,436	3,797	46,741
Yield to Maturity
(before expenses)	0.4%	0.4%	2.1%
Average Coupon	2.5%	4.8%	4.9%
Average Duration	1.1 years	1.3 years	6.7 years
Average Effective
Maturity	1.3 years	1.4 years	5.9 years
Short-Term Reserves	32.2%	—	—

Largest Area Concentrations[2]

New York	14.5%
California	11.4
Texas	10.9
Florida	8.1
Pennsylvania	6.4
Illinois	6.2
Ohio	4.1
Massachusetts	3.3
New Jersey	3.2
Michigan	2.9
Top Ten	71.0%

Volatility Measures
	Barclays
	1 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.70	0.67
Beta	1.22	0.10

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)

Under 6 Months	50.7%
6 Months–1 Year	3.5
1–2 Years	17.8
2–3 Years	12.0
3–4 Years	7.5
4–5 Years	4.4
Over 5 Years	4.1

Distribution by Credit Quality (% of portfolio)

AAA	17.9%
AA	60.5
A	19.3
BBB	2.0
Not Rated	0.3

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated February 27, 2013, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2013, the annualized expense ratios were
0.20% for the Investor Shares and 0.12% for the Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2002–April 30, 2013
				Barclays
				1 Year
				Municipal
	Investor Shares			Bond Index
	Capital	Income	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2003	0.25%	2.03%	2.28%	2.37%
2004	–0.63	1.86	1.23	1.24
2005	–0.89	2.18	1.29	1.18
2006	0.32	2.90	3.22	3.05
2007	0.26	3.44	3.70	3.82
2008	0.38	3.30	3.68	4.22
2009	1.28	2.31	3.59	4.40
2010	0.44	1.38	1.82	1.81
2011	–0.31	1.23	0.92	1.18
2012	0.19	1.08	1.27	1.01
2013[1]	–0.06	0.47	0.41	0.40

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	0.95%	1.84%	0.08%	2.12%	2.20%
Admiral Shares	2/12/2001	1.03	1.92	0.08	2.19	2.27

1 Six months ended April 30, 2013.
See Financial Highlights for dividend and capital gains information.

Short-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Short-Term
Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2013
($000)
Investment Income
Income
Interest[1]	64,905
Total Income	64,905
Expenses
The Vanguard Group—Note B
Investment Advisory Services	176
Management and Administrative—
Investor Shares	1,689
Management and Administrative—
Admiral Shares	4,015
Marketing and Distribution—
Investor Shares	297
Marketing and Distribution—
Admiral Shares	1,302
Custodian Fees	62
Shareholders’ Reports—Investor Shares	28
Shareholders’ Reports—Admiral Shares	21
Trustees’ Fees and Expenses	7
Total Expenses	7,597
Net Investment Income	57,308
Realized Net Gain (Loss)
Investment Securities Sold	1,458
Futures Contracts	857
Options on Futures Contracts	(26)
Realized Net Gain (Loss)	2,289
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(11,097)
Futures Contracts	(1,306)
Change in Unrealized Appreciation
(Depreciation)	(12,403)
Net Increase (Decrease) in Net Assets
Resulting from Operations	47,194

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	57,308	128,611
Realized Net Gain (Loss)	2,289	2,500
Change in Unrealized Appreciation (Depreciation)	(12,403)	20,262
Net Increase (Decrease) in Net Assets Resulting from Operations	47,194	151,373
Distributions
Net Investment Income
Investor Shares	(9,774)	(26,674)
Admiral Shares	(47,534)	(101,937)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(57,308)	(128,611)
Capital Share Transactions
Investor Shares	(62,099)	(570,542)
Admiral Shares	(12,093)	773,003
Net Increase (Decrease) from Capital Share Transactions	(74,192)	202,461
Total Increase (Decrease)	(84,306)	225,223
Net Assets
Beginning of Period	11,454,824	11,229,601
End of Period	11,370,518	11,454,824

1 Interest income from an affiliated company of the fund was $37,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$15.93	$15.90	$15.95	$15.88	$15.68	$15.62
Investment Operations
Net Investment Income	. 075.171		.196	.217	. 357.509
Net Realized and Unrealized Gain (Loss)
on Investments	(.010)	.030	(. 050)	. 070	. 200.060
Total from Investment Operations	.065	.201	.146	. 287	. 557.569
Distributions
Dividends from Net Investment Income	(. 075)	(.171)	(.196)	(.217)	(. 357)	(. 509)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 075)	(.171)	(.196)	(.217)	(. 357)	(. 509)
Net Asset Value, End of Period	$15.92	$15.93	$15.90	$15.95	$15.88	$15.68

Total Return[1]	0.41%	1.27%	0.92%	1.82%	3.59%	3.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,039	$2,103	$2,668	$3,126	$2,761	$1,319
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.15%
Ratio of Net Investment Income to
Average Net Assets	0.95%	1.07%	1.23%	1.36%	2.15%	3.23%
Portfolio Turnover Rate	19%	29%	28%	29%	32%	32%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$15.93	$15.90	$15.95	$15.88	$15.68	$15.62
Investment Operations
Net Investment Income	. 081.183		. 209.230		. 370	. 520
Net Realized and Unrealized Gain (Loss)
on Investments	(.010)	.030	(. 050)	. 070	. 200.060
Total from Investment Operations	.071	.213	.159	.300	. 570.580
Distributions
Dividends from Net Investment Income	(.081)	(.183)	(. 209)	(.230)	(. 370)	(. 520)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.081)	(.183)	(. 209)	(.230)	(. 370)	(. 520)
Net Asset Value, End of Period	$15.92	$15.93	$15.90	$15.95	$15.88	$15.68

Total Return[1]	0.45%	1.35%	1.00%	1.90%	3.67%	3.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,331	$9,351	$8,561	$8,863	$7,637	$3,723
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.03%	1.15%	1.31%	1.44%	2.23%	3.30%
Portfolio Turnover Rate	19%	29%	28%	29%	32%	32%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2013, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values.

Options on futures contracts are also valued based upon their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended April 30, 2013, the fund’s average value of options written and options purchased each represented less than 1% of net assets, based on quarterly average market values. The fund had no open options on futures contracts at April 30, 2013.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and for the period ended April 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municpal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Short-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2013, the fund had contributed capital of $1,452,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.58% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	11,439,971	—
Temporary Cash Investments	91,515	—	—
Futures Contracts—Assets[1]	80	—	—
Futures Contracts—Liabilities[1]	(38)	—	—
Total	91,557	11,439,971	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2013	407	54,277	858
30-Year U.S. Treasury Bond	June 2013	(368)	(54,602)	(2,260)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2012, the fund had available capital losses totaling $18,676,000 to offset future net capital gains. Of this amount, $18,411,000 is subject to expiration dates; $2,389,000 may be used to offset future net capital gains through October 31, 2014, $2,945,000 through October 31, 2015, $2,332,000 through October 31, 2018, and $10,745,000 through October 31, 2019. Capital losses of $265,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carry-forwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Short-Term Tax-Exempt Fund

The fund had realized losses totaling $1,509,000 through October 31, 2012, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2013, the cost of investment securities for tax purposes was $11,414,155,000. Net unrealized appreciation of investment securities for tax purposes was $117,331,000, consisting of unrealized gains of $117,519,000 on securities that had risen in value since their purchase and $188,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2013, the fund purchased $665,453,000 of investment securities and sold $952,122,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2013		October 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	559,825	35,164	1,085,494	68,164
Issued in Lieu of Cash Distributions	7,965	500	20,881	1,311
Redeemed	(629,889)	(39,563)	(1,676,917)	(105,279)
Net Increase (Decrease) —Investor Shares	(62,099)	(3,899)	(570,542)	(35,804)
Admiral Shares
Issued	2,678,828	168,268	4,592,135	288,283
Issued in Lieu of Cash Distributions	37,041	2,327	80,497	5,053
Redeemed	(2,727,962)	(171,349)	(3,899,629)	(244,816)
Net Increase (Decrease) —Admiral Shares	(12,093)	(754)	773,003	48,520

H. In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Limited-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2013

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VMLTX	VMLUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	0.52%	0.60%

Financial Attributes
		Barclays
		1–5 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	2,084	15,218	46,741
Yield to Maturity
(before expenses)	0.7%	0.8%	2.1%
Average Coupon	3.7%	4.8%	4.9%
Average Duration	2.3 years	2.7 years	6.7 years
Average Effective
Maturity	2.7 years	2.6 years	5.9 years
Short-Term Reserves	19.0%	—	—

Largest Area Concentrations[2]

New York	13.7%
California	12.6
Texas	7.0
Pennsylvania	6.2
Florida	5.9
New Jersey	4.6
Ohio	4.4
Illinois	3.8
Washington	3.1
North Carolina	3.0
Top Ten	64.3%

Volatility Measures
	Barclays
	1–5 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.96	0.78
Beta	0.97	0.29

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)

Under 6 Months	27.4%
6 Months–1 Year	3.4
1–2 Years	11.6
2–3 Years	10.7
3–4 Years	12.8
4–5 Years	12.4
Over 5 Years	21.7

Distribution by Credit Quality (% of portfolio)

AAA	22.5%
AA	51.7
A	22.7
BBB	2.7
Not Rated	0.4
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 27, 2013, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2013, the annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.

2 Percentage of net assets, excluding any futures contracts.

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2002–April 30, 2013
				Barclays
				1–5 Year
				Municipal
	Investor Shares			Bond Index
	Capital	Income	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2003	0.73%	3.27%	4.00%	4.05%
2004	–1.08	2.90	1.82	2.46
2005	–2.28	2.99	0.71	0.56
2006	0.09	3.28	3.37	3.43
2007	0.09	3.53	3.62	3.90
2008	–0.75	3.43	2.68	3.92
2009	3.00	2.92	5.92	7.51
2010	1.64	2.40	4.04	4.32
2011	–0.72	2.25	1.53	2.15
2012	0.99	1.94	2.93	3.17
2013[1]	–0.18	0.85	0.67	0.77

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	8/31/1987	1.88%	2.99%	0.05%	2.82%	2.87%
Admiral Shares	2/12/2001	1.96	3.07	0.05	2.89	2.94

1 Six months ended April 30, 2013.
See Financial Highlights for dividend and capital gains information.

Limited-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Limited-Term
Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2013
($000)
Investment Income
Income
Interest[1]	161,166
Total Income	161,166
Expenses
The Vanguard Group—Note B
Investment Advisory Services	268
Management and Administrative—
Investor Shares	2,165
Management and Administrative—
Admiral Shares	6,541
Marketing and Distribution—
Investor Shares	389
Marketing and Distribution—
Admiral Shares	1,674
Custodian Fees	89
Shareholders’ Reports—Investor Shares	48
Shareholders’ Reports—Admiral Shares	38
Trustees’ Fees and Expenses	11
Total Expenses	11,223
Net Investment Income	149,943
Realized Net Gain (Loss)
Investment Securities Sold	(1,658)
Futures Contracts	2,593
Options on Futures Contracts	(76)
Realized Net Gain (Loss)	859
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(25,974)
Futures Contracts	(3,941)
Change in Unrealized Appreciation
(Depreciation)	(29,915)
Net Increase (Decrease) in Net Assets
Resulting from Operations	120,887

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	149,943	308,196
Realized Net Gain (Loss)	859	2,443
Change in Unrealized Appreciation (Depreciation)	(29,915)	145,902
Net Increase (Decrease) in Net Assets Resulting from Operations	120,887	456,541
Distributions
Net Investment Income
Investor Shares	(22,672)	(59,444)
Admiral Shares	(127,271)	(248,752)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(149,943)	(308,196)
Capital Share Transactions
Investor Shares	(169,955)	(374,432)
Admiral Shares	1,019,922	2,390,587
Net Increase (Decrease) from Capital Share Transactions	849,967	2,016,155
Total Increase (Decrease)	820,911	2,164,500
Net Assets
Beginning of Period	16,749,731	14,585,231
End of Period	17,570,642	16,749,731

1 Interest income from an affiliated company of the fund was $168,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.18	$11.07	$11.15	$10.97	$10.65	$10.73
Investment Operations
Net Investment Income	.094	.212	.247	. 259.304		.366
Net Realized and Unrealized Gain (Loss)
on Investments	(.020)	.110	(.080)	.180	. 320	(.080)
Total from Investment Operations	.074	. 322.167		.439	. 624	. 286
Distributions
Dividends from Net Investment Income	(. 094)	(.212)	(.247)	(. 259)	(.304)	(. 366)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 094)	(.212)	(.247)	(. 259)	(.304)	(. 366)
Net Asset Value, End of Period	$11.16	$11.18	$11.07	$11.15	$10.97	$10.65

Total Return[1]	0.67%	2.93%	1.53%	4.04%	5.92%	2.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,605	$2,779	$3,123	$3,484	$3,070	$2,094
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.70%	1.90%	2.24%	2.33%	2.77%	3.38%
Portfolio Turnover Rate	12%	15%	14%	14%	11%	23%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.18	$11.07	$11.15	$10.97	$10.65	$10.73
Investment Operations
Net Investment Income	.099	.221	. 256	. 268.313		.374
Net Realized and Unrealized Gain (Loss)
on Investments	(.020)	.110	(.080)	.180	. 320	(.080)
Total from Investment Operations	. 079.331		.176	.448	.633	. 294
Distributions
Dividends from Net Investment Income	(.099)	(.221)	(. 256)	(. 268)	(.313)	(. 374)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.099)	(.221)	(. 256)	(. 268)	(.313)	(. 374)
Net Asset Value, End of Period	$11.16	$11.18	$11.07	$11.15	$10.97	$10.65

Total Return[1]	0.71%	3.01%	1.61%	4.12%	6.01%	2.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,966	$13,970	$11,463	$10,524	$8,580	$5,744
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.78%	1.98%	2.32%	2.41%	2.85%	3.45%
Portfolio Turnover Rate	12%	15%	14%	14%	11%	23%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2013, the Fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on quarterly average aggregate settlement values.

Options on futures contracts are also valued based upon their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended April 30, 2013, the fund’s average value of options written and options purchased each represented less than 1% of net assets, based on quarterly average market values. The fund had no open options on futures contracts at April 30, 2013.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and for the period ended April 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Limited-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2013, the fund had contributed capital of $2,197,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.88% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	17,316,520	—
Temporary Cash Investments	268,055	—	—
Futures Contracts—Assets[1]	242	—	—
Futures Contracts—Liabilities[1]	(114)	—	—
Total	268,183	17,316,520	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	June 2013	(1,104)	(163,806)	(6,784)
10-Year U.S. Treasury Note	June 2013	1,219	162,565	2,568

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2012, the fund had available capital losses totaling $114,705,000 to offset future net capital gains. Of this amount, $112,944,000 is subject to expiration dates; $20,383,000 may be used to offset future net capital gains through October 31, 2013, $16,166,000 through October 31, 2014, $12,485,000 through October 31, 2015, $2,743,000 through October 31, 2016, $29,710,000 through October 31, 2017, $4,375,000 through October 31, 2018, and $27,082,000 through October 31, 2019. Capital losses of $1,761,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must

Limited-Term Tax-Exempt Fund

be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $9,553,000 through October 31, 2012, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2013, the cost of investment securities for tax purposes was $17,106,096,000. Net unrealized appreciation of investment securities for tax purposes was $478,479,000, consisting of unrealized gains of $479,112,000 on securities that had risen in value since their purchase and $633,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2013, the fund purchased $1,592,075,000 of investment securities and sold $779,380,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2013		October 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	542,514	48,599	1,214,050	108,755
Issued in Lieu of Cash Distributions	18,379	1,646	48,457	4,338
Redeemed	(730,848)	(65,464)	(1,636,939)	(146,585)
Net Increase (Decrease) —Investor Shares	(169,955)	(15,219)	(374,432)	(33,492)
Admiral Shares
Issued	3,428,660	307,163	5,267,141	471,601
Issued in Lieu of Cash Distributions	97,071	8,696	192,291	17,211
Redeemed	(2,505,809)	(224,462)	(3,068,845)	(274,826)
Net Increase (Decrease) —Admiral Shares	1,019,922	91,397	2,390,587	213,986

H. In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Intermediate-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2013

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWITX	VWIUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	1.54%	1.62%

Financial Attributes
		Barclays
		1–15 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	4,119	37,947	46,741
Yield to Maturity
(before expenses)	1.7%	1.5%	2.1%
Average Coupon	4.5%	4.8%	4.9%
Average Duration	5.0 years	4.8 years	6.7 years
Average Effective
Maturity	5.5 years	5.1 years	5.9 years
Short-Term Reserves	6.1%	—	—

Largest Area Concentrations[2]

New York	14.7%
California	12.5
Texas	7.9
Florida	6.8
Illinois	6.6
New Jersey	5.4
Massachusetts	3.9
Pennsylvania	3.8
Ohio	3.4
Georgia	2.9
Top Ten	67.9%

Volatility Measures
	Barclays
	1–15 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.98	0.98
Beta	1.20	0.93
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)

Under 1 Year	11.9%
1–3 Years	12.4
3–5 Years	18.2
5–10 Years	51.8
10–20 Years	5.6
20–30 Years	0.1

Distribution by Credit Quality (% of portfolio)

AAA	16.8%
AA	50.0
A	28.3
BBB	3.6
B	0.7
Not Rated	0.6
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 27, 2013, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2013, the annualized expense ratios were
0.20% for the Investor Shares and 0.12% for the Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2002–April 30, 2013
				Barclays
				1–15 Year
				Municipal
	Investor Shares			Bond Index
	Capital	Income	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2003	0.51%	4.23%	4.74%	4.95%
2004	0.66	4.16	4.82	4.96
2005	–3.00	4.02	1.02	1.15
2006	0.83	4.31	5.14	4.91
2007	–1.42	4.16	2.74	3.45
2008	–4.48	3.99	–0.49	0.88
2009	6.27	4.24	10.51	10.72
2010	3.14	3.81	6.95	6.81
2011	–0.36	3.71	3.35	3.62
2012	4.80	3.35	8.15	7.02
2013[1]	0.14	1.47	1.61	1.50

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	4.80%	5.50%	0.52%	3.94%	4.46%
Admiral Shares	2/12/2001	4.88	5.58	0.52	4.02	4.54

1 Six months ended April 30, 2013.
See Financial Highlights for dividend and capital gains information.

Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Intermediate-Term
Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2013
($000)
Investment Income
Income
Interest[1]	602,538
Total Income	602,538
Expenses
The Vanguard Group—Note B
Investment Advisory Services	615
Management and Administrative—
Investor Shares	5,516
Management and Administrative—
Admiral Shares	15,093
Marketing and Distribution—
Investor Shares	978
Marketing and Distribution—
Admiral Shares	3,080
Custodian Fees	199
Shareholders’ Reports—Investor Shares	117
Shareholders’ Reports—Admiral Shares	84
Trustees’ Fees and Expenses	25
Total Expenses	25,707
Net Investment Income	576,831
Realized Net Gain (Loss)
Investment Securities Sold	26,661
Futures Contracts	5,859
Options on Futures Contracts	(173)
Realized Net Gain (Loss)	32,347
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	21,300
Futures Contracts	(8,783)
Change in Unrealized Appreciation
(Depreciation)	12,517
Net Increase (Decrease) in Net Assets
Resulting from Operations	621,695

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	576,831	1,115,471
Realized Net Gain (Loss)	32,347	44,673
Change in Unrealized Appreciation (Depreciation)	12,517	1,527,601
Net Increase (Decrease) in Net Assets Resulting from Operations	621,695	2,687,745
Distributions
Net Investment Income
Investor Shares	(99,455)	(227,874)
Admiral Shares	(477,376)	(887,597)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(576,831)	(1,115,471)
Capital Share Transactions
Investor Shares	(728,772)	(139,969)
Admiral Shares	2,230,947	5,348,748
Net Increase (Decrease) from Capital Share Transactions	1,502,175	5,208,779
Total Increase (Decrease)	1,547,039	6,781,053
Net Assets
Beginning of Period	37,704,708	30,923,655
End of Period	39,251,747	37,704,708

1 Interest income from an affiliated company of the fund was $276,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$14.41	$13.75	$13.80	$13.38	$12.59	$13.18
Investment Operations
Net Investment Income	.210	.449	.494	.495	.514	.535
Net Realized and Unrealized Gain (Loss)
on Investments	.020	.660	(. 050)	. 420.790		(. 590)
Total from Investment Operations	.230	1.109	.444	.915	1.304	(. 055)
Distributions
Dividends from Net Investment Income	(.210)	(. 449)	(. 494)	(. 495)	(.514)	(. 535)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.210)	(. 449)	(. 494)	(. 495)	(.514)	(. 535)
Net Asset Value, End of Period	$14.43	$14.41	$13.75	$13.80	$13.38	$12.59

Total Return[1]	1.61%	8.15%	3.35%	6.95%	10.51%	–0.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,254	$6,976	$6,783	$8,122	$7,525	$5,524
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.94%	3.15%	3.66%	3.63%	3.91%	4.08%
Portfolio Turnover Rate	8%	11%	15%	20%	19%	23%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$14.41	$13.75	$13.80	$13.38	$12.59	$13.18
Investment Operations
Net Investment Income	.216	.460	.505	.506	. 524.544
Net Realized and Unrealized Gain (Loss)
on Investments	.020	.660	(. 050)	. 420.790		(. 590)
Total from Investment Operations	. 236	1.120	.455	. 926	1.314	(. 046)
Distributions
Dividends from Net Investment Income	(.216)	(.460)	(. 505)	(. 506)	(. 524)	(. 544)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.216)	(.460)	(. 505)	(. 506)	(. 524)	(. 544)
Net Asset Value, End of Period	$14.43	$14.41	$13.75	$13.80	$13.38	$12.59

Total Return[1]	1.65%	8.24%	3.43%	7.03%	10.60%	–0.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,998	$30,729	$24,140	$22,701	$18,251	$13,338
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.02%	3.23%	3.74%	3.71%	3.99%	4.15%
Portfolio Turnover Rate	8%	11%	15%	20%	19%	23%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2013, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values.

Options on futures contracts are also valued based upon their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended April 30, 2013, the fund’s average value of options written and options purchased each represented less than 1% of net assets, based on quarterly average market values. The fund had no open options on futures contracts at April 30, 2013.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and for the period ended April 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Intermediate-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2013, the fund had contributed capital of $4,895,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.96% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	38,628,968	—
Temporary Cash Investments	402,394	—	—
Futures Contracts—Assets[1]	539	—	—
Futures Contracts—Liabilities[1]	(255)	—	—
Total	402,678	38,628,968	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	June 2013	(2,465)	(365,744)	(15,143)
10-Year U. S. Treasury Note	June 2013	2,725	363,404	5,741

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2012, the fund had available capital losses totaling $30,029,000 to offset future net capital gains through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Intermediate-Term Tax-Exempt Fund

The fund had realized losses totaling $45,003,000 through October 31, 2012, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2013, the cost of investment securities for tax purposes was $36,262,893,000. Net unrealized appreciation of investment securities for tax purposes was $2,768,469,000, consisting of unrealized gains of $2,778,312,000 on securities that had risen in value since their purchase and $9,843,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2013, the fund purchased $3,471,363,000 of investment securities and sold $1,407,662,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2013		October 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,008,381	69,872	2,504,718	176,658
Issued in Lieu of Cash Distributions	71,805	4,978	165,343	11,628
Redeemed	(1,808,958)	(125,505)	(2,810,030)	(197,684)
Net Increase (Decrease) —Investor Shares	(728,772)	(50,655)	(139,969)	(9,398)
Admiral Shares
Issued	4,928,739	341,749	8,341,519	587,230
Issued in Lieu of Cash Distributions	344,665	23,896	639,399	44,938
Redeemed	(3,042,457)	(211,074)	(3,632,170)	(255,925)
Net Increase (Decrease) —Admiral Shares	2,230,947	154,571	5,348,748	376,243

H. In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Long-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2013

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWLTX	VWLUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	2.18%	2.26%

Financial Attributes
		Barclays
		Municipal
		Bond
	Fund	Index
Number of Bonds	1,028	46,741
Yield to Maturity
(before expenses)	2.3%	2.1%
Average Coupon	4.5%	4.9%
Average Duration	6.3 years	6.7 years
Average Effective Maturity	6.6 years	5.9 years
Short-Term Reserves	4.2%	—

Largest Area Concentrations[2]

California	16.3%
New York	14.3
Illinois	7.8
Texas	7.5
Florida	6.4
New Jersey	4.8
Massachusetts	3.9
Pennsylvania	3.1
Georgia	2.5
South Carolina	2.1
Top Ten	68.7%

Volatility Measures
Barclays
Municipal
Bond Index
R-Squared	0.98
Beta	1.08

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)

Under 1 Year	8.8%
1–3 Years	10.7
3–5 Years	11.3
5–10 Years	59.7
10–20 Years	7.6
20–30 Years	1.5
Over 30 Years	0.4

Distribution by Credit Quality (% of portfolio)

AAA	11.6%
AA	46.7
A	32.8
BBB	6.5
B	0.7
Not Rated	1.7
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 27, 2013, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2013, the annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.

2 Percentage of net assets, excluding any futures contracts.

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2002–April 30, 2013
				Barclays
				Municipal
			Investor Shares	Bond Index
	Capital	Income	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2003	0.71%	4.72%	5.43%	5.11%
2004	1.40	4.74	6.14	6.03
2005	–2.77	4.46	1.69	2.54
2006	1.37	4.77	6.14	5.75
2007	–2.20	4.57	2.37	2.91
2008	–9.02	4.28	–4.74	–3.30
2009	8.23	5.09	13.32	13.60
2010	3.02	4.50	7.52	7.78
2011	–1.07	4.36	3.29	3.78
2012	6.20	4.07	10.27	9.03
2013[1]	0.17	1.84	2.01	1.78

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	6.09%	6.00%	0.31%	4.50%	4.81%
Admiral Shares	2/12/2001	6.18	6.08	0.31	4.58	4.89

1 Six months ended April 30, 2013.
See Financial Highlights for dividend and capital gains information.

Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Long-Term
Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2013
($000)
Investment Income
Income
Interest[1]	156,912
Total Income	156,912
Expenses
The Vanguard Group—Note B
Investment Advisory Services	128
Management and Administrative—
Investor Shares	901
Management and Administrative—
Admiral Shares	3,382
Marketing and Distribution—
Investor Shares	147
Marketing and Distribution—
Admiral Shares	626
Custodian Fees	45
Shareholders’ Reports—Investor Shares	29
Shareholders’ Reports—Admiral Shares	21
Trustees’ Fees and Expenses	5
Total Expenses	5,284
Net Investment Income	151,628
Realized Net Gain (Loss)
Investment Securities Sold	56,668
Futures Contracts	1,208
Options on Futures Contracts	(37)
Realized Net Gain (Loss)	57,839
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(38,401)
Futures Contracts	(1,801)
Change in Unrealized Appreciation
(Depreciation)	(40,202)
Net Increase (Decrease) in Net Assets
Resulting from Operations	169,265

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	151,628	298,536
Realized Net Gain (Loss)	57,839	31,517
Change in Unrealized Appreciation (Depreciation)	(40,202)	423,621
Net Increase (Decrease) in Net Assets Resulting from Operations	169,265	753,674
Distributions
Net Investment Income
Investor Shares	(20,291)	(42,754)
Admiral Shares	(131,337)	(255,782)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(151,628)	(298,536)
Capital Share Transactions
Investor Shares	(14,116)	(36,069)
Admiral Shares	(100,122)	499,032
Net Increase (Decrease) from Capital Share Transactions	(114,238)	462,963
Total Increase (Decrease)	(96,601)	918,101
Net Assets
Beginning of Period	8,169,008	7,250,907
End of Period	8,072,407	8,169,008

1 Interest income from an affiliated company of the fund was $69,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.82	$11.13	$11.25	$10.92	$10.09	$11.09
Investment Operations
Net Investment Income	.216	. 437.468		.475	.487	. 497
Net Realized and Unrealized Gain (Loss)
on Investments	.020	.690	(.120)	.330	.830	(1.000)
Total from Investment Operations	. 236	1.127	.348	.805	1.317	(. 503)
Distributions
Dividends from Net Investment Income	(.216)	(. 437)	(. 468)	(.475)	(.487)	(. 497)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.216)	(. 437)	(. 468)	(.475)	(.487)	(. 497)
Net Asset Value, End of Period	$11.84	$11.82	$11.13	$11.25	$10.92	$10.09

Total Return[1]	2.01%	10.27%	3.29%	7.52%	13.32%	–4.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,119	$1,130	$1,100	$1,615	$1,768	$686
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.70%	3.78%	4.33%	4.28%	4.59%	4.56%
Portfolio Turnover Rate	23%	15%	19%	23%	15%	26%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.82	$11.13	$11.25	$10.92	$10.09	$11.09
Investment Operations
Net Investment Income	.221	.446	.477	.484	.495	.504
Net Realized and Unrealized Gain (Loss)
on Investments	.020	.690	(.120)	.330	.830	(1.000)
Total from Investment Operations	.241	1.136	. 357.814		1.325	(. 496)
Distributions
Dividends from Net Investment Income	(.221)	(. 446)	(.477)	(. 484)	(. 495)	(. 504)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.221)	(. 446)	(.477)	(. 484)	(. 495)	(. 504)
Net Asset Value, End of Period	$11.84	$11.82	$11.13	$11.25	$10.92	$10.09

Total Return[1]	2.05%	10.36%	3.37%	7.61%	13.41%	–4.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,954	$7,039	$6,150	$6,361	$5,547	$2,180
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.78%	3.86%	4.41%	4.36%	4.67%	4.63%
Portfolio Turnover Rate	23%	15%	19%	23%	15%	26%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2013, the fund’s average investments in long and short futures contracts represented 1.10% and less than 1% of net assets, respectively, based on quarterly average aggregate settlement values.

Options on futures contracts are also valued based upon their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended April 30, 2013, the fund’s average value of options written and options purchased each represented less than 1% of net assets, based on quarterly average market values. The fund had no open options on futures contracts at April 30, 2013.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and for the period ended April 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

57

Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2013, the fund had contributed capital of $1,007,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.40% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	7,989,709	—
Temporary Cash Investments	81,443	—	—
Futures Contracts—Assets[1]	111	—	—
Futures Contracts—Liabilities[1]	(53)	—	—
Total	81,501	7,989,709	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	June 2013	(508)	(75,375)	(3,122)
10-Year U.S. Treasury Note	June 2013	563	75,081	1,186

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2012, the fund had available capital losses totaling $24,642,000 to offset future net capital gains of $5,362,000 through October 31, 2017, and $19,280,000 through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

58

Long-Term Tax-Exempt Fund

The fund had realized losses totaling $31,327,000 through October 31, 2012, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2013, the cost of investment securities for tax purposes was $7,405,093,000. Net unrealized appreciation of investment securities for tax purposes was $666,059,000, consisting of unrealized gains of $673,011,000 on securities that had risen in value since their purchase and $6,952,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2013, the fund purchased $1,043,942,000 of investment securities and sold $892,467,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2013		October 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	172,518	14,541	309,685	26,749
Issued in Lieu of Cash Distributions	15,652	1,322	32,722	2,824
Redeemed	(202,286)	(17,065)	(378,476)	(32,771)
Net Increase (Decrease) —Investor Shares	(14,116)	(1,202)	(36,069)	(3,198)
Admiral Shares
Issued	694,914	58,666	1,150,356	99,672
Issued in Lieu of Cash Distributions	83,390	7,041	163,007	14,063
Redeemed	(878,426)	(74,267)	(814,331)	(70,612)
Net Increase (Decrease) —Admiral Shares	(100,122)	(8,560)	499,032	43,123

H. In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

In March 2013, Vanguard announced plans to merge Vanguard Florida Focused Long-Term Tax-Exempt Fund into Vanguard Long-Term Tax-Exempt Fund because there are no longer state tax benefits for Florida residents to invest in Florida municipal bonds. The merger proposal requires approval by Vanguard Florida Focused Long-Term Tax-Exempt Fund shareholders and will be submitted for their consideration at a meeting to be held on July 22, 2013. If approved, the merger is expected to occur in the third quarter of 2013.

59

High-Yield Tax-Exempt Fund

Fund Profile
As of April 30, 2013

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWAHX	VWALX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	2.46%	2.54%

Financial Attributes
		Barclays
		Municipal
		Bond
	Fund	Index
Number of Bonds	1,086	46,741
Yield to Maturity
(before expenses)	2.5%	2.1%
Average Coupon	4.5%	4.9%
Average Duration	6.1 years	6.7 years
Average Effective Maturity	6.8 years	5.9 years
Short-Term Reserves	5.9%	—

Largest Area Concentrations[2]

California	15.9%
New York	11.6
Texas	8.8
New Jersey	7.9
Florida	6.7
Illinois	6.6
Arizona	4.0
Pennsylvania	3.1
Georgia	2.5
Colorado	2.3
Top Ten	69.4%

Volatility Measures
Barclays
Municipal
Bond Index
R-Squared	0.96
Beta	1.08
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)

Under 1 Year	11.3%
1–3 Years	10.8
3–5 Years	13.1
5–10 Years	52.4
10–20 Years	8.4
20–30 Years	3.0
Over 30 Years	1.0

Distribution by Credit Quality (% of portfolio)

AAA	4.9%
AA	27.2
A	45.5
BBB	14.1
BB	1.2
B	2.9
Not Rated	4.2
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 27, 2013, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2013, the annualized expense ratios were
0.20% for the Investor Shares and 0.12% for the Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

60

High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2002–April 30, 2013
				Barclays
				Municipal
	Investor Shares			Bond Index
	Capital	Income	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2003	1.42%	5.13%	6.55%	5.11%
2004	1.59	4.89	6.48	6.03
2005	–1.38	4.58	3.20	2.54
2006	1.87	4.74	6.61	5.75
2007	–2.66	4.60	1.94	2.91
2008	–12.52	4.32	–8.20	–3.30
2009	10.44	5.65	16.09	13.60
2010	4.00	4.76	8.76	7.78
2011	–1.31	4.57	3.26	3.78
2012	7.22	4.21	11.43	9.03
2013[1]	0.44	1.87	2.31	1.78

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	12/27/1978	7.12%	6.45%	0.60%	4.67%	5.27%
Admiral Shares	11/12/2001	7.21	6.53	0.60	4.75	5.35

1 Six months ended April 30, 2013.
See Financial Highlights for dividend and capital gains information.

61

High-Yield Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard High-Yield
Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2013
($000)
Investment Income
Income
Interest[1]	158,023
Total Income	158,023
Expenses
The Vanguard Group—Note B
Investment Advisory Services	129
Management and Administrative—
Investor Shares	1,206
Management and Administrative—
Admiral Shares	3,022
Marketing and Distribution—
Investor Shares	227
Marketing and Distribution—
Admiral Shares	605
Custodian Fees	46
Shareholders’ Reports—Investor Shares	153
Shareholders’ Reports—Admiral Shares	92
Trustees’ Fees and Expenses	6
Total Expenses	5,486
Net Investment Income	152,537
Realized Net Gain (Loss)
Investment Securities Sold	30,951
Futures Contracts	1,225
Options on Futures Contracts	(37)
Realized Net Gain (Loss)	32,139
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	9,994
Futures Contracts	(1,839)
Change in Unrealized Appreciation
(Depreciation)	8,155
Net Increase (Decrease) in Net Assets
Resulting from Operations	192,831

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	152,537	276,411
Realized Net Gain (Loss)	32,139	36,600
Change in Unrealized Appreciation (Depreciation)	8,155	436,674
Net Increase (Decrease) in Net Assets Resulting from Operations	192,831	749,685
Distributions
Net Investment Income
Investor Shares	(30,210)	(58,598)
Admiral Shares	(122,327)	(217,813)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(152,537)	(276,411)
Capital Share Transactions
Investor Shares	49,840	168,511
Admiral Shares	218,554	1,155,575
Net Increase (Decrease) from Capital Share Transactions	268,394	1,324,086
Total Increase (Decrease)	308,688	1,797,360
Net Assets
Beginning of Period	7,948,999	6,151,639
End of Period	8,257,687	7,948,999

1 Interest income from an affiliated company of the fund was $49,000.
See accompanying Notes, which are an integral part of the Financial Statements.

62

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.29	$10.53	$10.67	$10.26	$9.29	$10.62
Investment Operations
Net Investment Income	. 209	. 425.465		.470	.483	.494
Net Realized and Unrealized Gain (Loss)
on Investments	.050	.760	(.140)	.410	. 970	(1.330)
Total from Investment Operations	. 259	1.185	. 325.880		1.453	(. 836)
Distributions
Dividends from Net Investment Income	(. 209)	(. 425)	(. 465)	(.470)	(. 483)	(. 494)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 209)	(. 425)	(. 465)	(.470)	(. 483)	(. 494)
Net Asset Value, End of Period	$11.34	$11.29	$10.53	$10.67	$10.26	$9.29

Total Return[1]	2.31%	11.43%	3.26%	8.76%	16.09%	–8.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,667	$1,609	$1,339	$1,861	$1,892	$1,660
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.72%	3.86%	4.54%	4.49%	4.99%	4.78%
Portfolio Turnover Rate	16%	20%	19%	19%	23%	24%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.29	$10.53	$10.67	$10.26	$9.29	$10.62
Investment Operations
Net Investment Income	.213	.434	.473	.479	. 491.501
Net Realized and Unrealized Gain (Loss)
on Investments	.050	.760	(.140)	.410	. 970	(1.330)
Total from Investment Operations	. 263	1.194	.333	.889	1.461	(. 829)
Distributions
Dividends from Net Investment Income	(.213)	(. 434)	(.473)	(.479)	(.491)	(.501)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.213)	(. 434)	(.473)	(.479)	(.491)	(.501)
Net Asset Value, End of Period	$11.34	$11.29	$10.53	$10.67	$10.26	$9.29

Total Return[1]	2.35%	11.52%	3.34%	8.85%	16.18%	–8.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,591	$6,340	$4,813	$5,230	$4,447	$3,769
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.80%	3.94%	4.62%	4.57%	5.07%	4.85%
Portfolio Turnover Rate	16%	20%	19%	19%	23%	24%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

63

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2013, the fund’s average investments in long and short futures contracts represented 1.10% and less than 1% of net assets, respectively, based on quarterly average aggregate settlement values.

Options on futures contracts are also valued based upon their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended April 30, 2013, the fund’s average value of options written and options purchased each represented less than 1% of net assets, based on quarterly average market values. The fund had no open options on futures contracts at April 30, 2013.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and for the period ended April 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

64

High-Yield Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2013, the fund had contributed capital of $1,023,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.41% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	8,315,938	—
Temporary Cash Investments	81,796	—	—
Futures Contracts—Assets[1]	113	—	—
Futures Contracts—Liabilities[1]	(54)	—	—
Total	81,855	8,315,938	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	June 2013	(517)	(76,710)	(3,177)
10-Year U.S. Treasury Note	June 2013	573	76,415	1,207

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October, 31, 2012, the fund had available capital losses totaling $146,874,000 to offset future net capital gains of $5,782,000 through October 31, 2016, and $96,270,000 through October 31, 2017, $2,545,000 through October 31, 2018, and $42,277,000 through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

65

High-Yield Tax-Exempt Fund

The fund had realized losses totaling $9,123,000 through April 30, 2013, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2013, the cost of investment securities for tax purposes was $7,799,498,000. Net unrealized appreciation of investment securities for tax purposes was $598,236,000, consisting of unrealized gains of $614,158,000 on securities that had risen in value since their purchase and $15,922,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2013, the fund purchased $1,033,600,000 of investment securities and sold $578,466,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2013		October 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	336,693	29,680	684,295	62,295
Issued in Lieu of Cash Distributions	24,350	2,148	46,097	4,181
Redeemed	(311,203)	(27,468)	(561,881)	(51,072)
Net Increase (Decrease) —Investor Shares	49,840	4,360	168,511	15,404
Admiral Shares
Issued	971,452	85,706	1,744,009	158,312
Issued in Lieu of Cash Distributions	82,489	7,278	144,703	13,119
Redeemed	(835,387)	(73,780)	(733,137)	(66,759)
Net Increase (Decrease) —Admiral Shares	218,554	19,204	1,155,575	104,672

H. In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

66

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

67

Six Months Ended April 30, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	10/31/2012	4/30/2013	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,000.12	$0.69
Short-Term
Investor Shares	$1,000.00	$1,004.09	$0.99
Admiral Shares	1,000.00	1,004.48	0.60
Limited-Term
Investor Shares	$1,000.00	$1,006.67	$1.00
Admiral Shares	1,000.00	1,007.07	0.60
Intermediate-Term
Investor Shares	$1,000.00	$1,016.08	$1.00
Admiral Shares	1,000.00	1,016.48	0.60
Long-Term
Investor Shares	$1,000.00	$1,020.14	$1.00
Admiral Shares	1,000.00	1,020.54	0.60
High-Yield
Investor Shares	$1,000.00	$1,023.08	$1.00
Admiral Shares	1,000.00	1,023.49	0.60
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.10	$0.70
Short-Term
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.20	0.60
Limited-Term
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.20	0.60
Intermediate-Term
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.20	0.60
Long-Term
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.20	0.60
High-Yield
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.20	0.60

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Exempt Money Market Fund, 0.14%; for the
Short-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Intermediate-Term
Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; and for the High-Yield Tax-Exempt Fund,
0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period. The annualized six-month expense ratio for the Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the annualized six-month expense ratio was 0.16%.

68

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Municipal Bond Funds has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Fixed Income Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance relative to a benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ at-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

69

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For the Tax-Exempt Money Market Fund, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For the tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings for each issue are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

70

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five
Years: Chairman of the Board of The Vanguard Group,
Inc., and of each of the investment companies served
by The Vanguard Group, since January 2010; Director
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of
each of the investment companies served by The
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).

IndependentTrustees
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive
Chief Staff and Marketing Officer for North America
and Corporate Vice President (retired 2008) of Xerox
Corporation (document management products and
services); Executive in Residence and 2010
Distinguished Minett Professor at the Rochester
Institute of Technology; Director of SPX Corporation
(multi-industry manufacturing), the United Way of
Rochester, Amerigroup Corporation (managed health
care), the University of Rochester Medical Center,
Monroe Community College Foundation, and North
Carolina A&T University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
Principal Occupation(s) During the Past Five Years:
Chairman and Chief Executive Officer (retired 2009)
and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
(diversified manufacturing and services), Hewlett-
Packard Co. (electronic computer manufacturing),
and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
The Conference Board.
Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for
Communication and the Graduate School of Education
of the University of Pennsylvania; Member of the
National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
of the U.S. Presidential Commission for the Study
of Bioethical Issues.
JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Vice President and Chief Global Diversity Officer
(retired 2008) and Member of the Executive
Committee (1997–2008) of Johnson & Johnson
(pharmaceuticals/medical devices/consumer
products); Director of Skytop Lodge Corporation
(hotels), the University Medical Center at Princeton,
the Robert Wood Johnson Foundation, and the Center
for Talent Innovation; Member of the Advisory Board
of the Maxwell School of Citizenship and Public
Affairs at Syracuse University.
F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2009) of
Cummins Inc. (industrial machinery); Chairman of the
Board of Hillenbrand, Inc. (specialized consumer
services); Director of SKF AB (industrial machinery),
the Lumina Foundation for Education, and Oxfam
America; Chairman of the Advisory Council for the
College of Arts and Letters and Member of the
Advisory Board to the Kellogg Institute for
International Studies at the University of Notre Dame.
Mark Loughridge
Born 1953. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years: Senior
Vice President and Chief Financial Officer at IBM
(information technology services); Fiduciary
Member of IBM’s Retirement Plan Committee.
Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years: Chief
Investment Officer and Vice President at the
University of Notre Dame; Assistant Professor of
Finance at the Mendoza College of Business at Notre
Dame; Member of the Notre Dame 403(b) Investment
Committee; Director of TIFF Advisory Services, Inc.
(investment advisor); Member of the Investment
Advisory Committees of the Financial Industry
Regulatory Authority (FINRA) and of Major League
Baseball.
André F. Perold
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George
Gund Professor of Finance and Banking at the Harvard
Business School (retired 2011); Chief Investment
Officer and Managing Partner of HighVista Strategies
LLC (private investment firm); Director of Rand
Merchant Bank; Overseer of the Museum of Fine
Arts Boston.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO
Industries, Inc. (housewares/lignite) and of Hyster-
Yale Materials Handling, Inc. (forklift trucks); Director
of the National Association of Manufacturers;
Chairman of the Board of University Hospitals of
Cleveland; Advisory Chairman of the Board of The
Cleveland Museum of Art.
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.
Executive Officers
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group; Assistant Controller of each of the investment
companies served by The Vanguard Group (2001–
2010).
Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group; Treasurer of each of
the investment companies served by The Vanguard
Group (1998–2008).
Kathryn J. Hyatt
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
companies served by The Vanguard Group (1988–
2008).
Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Managing
Director of The Vanguard Group, Inc.; General Counsel
of The Vanguard Group; Secretary of The Vanguard
Group and of each of the investment companies
served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.

Vanguard Senior ManagementTeam
Mortimer J. Buckley	Chris D. McIsaac
Kathleen C. Gubanich	Michael S. Miller
Paul A. Heller	James M. Norris
Martha G. King	Glenn W. Reed
John T. Marcante

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739
You can obtain a free copy of Vanguard’s proxy voting
Institutional Investor Services > 800-523-1036	guidelines by visiting vanguard.com/proxyreporting or
Text Telephone for People	by calling Vanguard at 800-662-2739. The guidelines
With Hearing Impairment > 800-749-7273	are also available from the SEC’s website, sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during

This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
either vanguard.com/proxyreporting or sec.gov.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by the	You can review and copy information about your fund
fund’s current prospectus.	at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
CFA® is a trademark owned by CFA Institute.	at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q952 062013

Vanguard® Municipal Bond Funds

Statement of Net Assets (unaudited)
As of April 30, 2013

The Statement of Net Assets should be read in conjunction with each fund’s Statement of Operations,
Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of
which appear in the accompanying report.

Each fund provides a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms
N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s
Public Reference Room (see the back cover of the accompanying report for further information).

Contents

Short-Term Tax-Exempt Fund	1
Limited-Term Tax-Exempt Fund	27
Intermediate-Term Tax-Exempt Fund	63
Long-Term Tax-Exempt Fund	129
High-Yield Tax-Exempt Fund	148
Key to Abbreviations	Back cover

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.6%)
Alabama (0.9%)
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/13	11,760	11,761
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/13	7,500	7,501
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/14	9,225	9,664
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.260%	5/7/13	12,360	12,360
Alabama Special Care Facilities Financing Authority Birmingham Revenue
(Ascension Health Credit Group) PUT	1.500%	6/1/16	5,000	5,090
1 Alabama Special Care Facilities Financing Authority Birmingham Revenue
(Ascension Health Credit Group) TOB VRDO	0.240%	5/7/13	12,750	12,750
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Powersouth Energy Cooperative Projects) PUT	0.550%	5/15/13	18,525	18,525
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Powersouth Energy Cooperative Projects) PUT	0.550%	6/1/13	9,200	9,200
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Powersouth Energy Cooperative Projects) PUT	0.530%	8/1/13	7,515	7,515
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/14	4,155	4,274
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15	1,615	1,714
				100,354
Alaska (0.9%)
Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	0.220%	5/7/13	77,870	77,870
Alaska Industrial Development & Export Authority Revenue	5.000%	4/1/15	3,000	3,261
Matanuska-Susitna Borough AK GO	4.000%	3/1/15	1,000	1,065
Matanuska-Susitna Borough AK GO	5.000%	3/1/18	3,775	4,492
North Slope Borough AK GO	5.000%	6/30/13	1,500	1,512
North Slope Borough AK GO	2.500%	6/30/14	3,400	3,487
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	10,000	11,073
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	2,000	2,215
				104,975
Arizona (1.1%)
Arizona COP	2.000%	10/1/14	350	357
Arizona COP	2.000%	10/1/15	400	412
Arizona COP	4.000%	10/1/15	1,700	1,832
Arizona COP	3.000%	10/1/16	315	337
Arizona COP	5.000%	10/1/16	750	849
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	4.000%	2/1/17	2,000	2,180
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/18	1,000	1,151
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/16	5,000	5,579
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.240%	5/7/13 LOC	8,505	8,505
2 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	2.070%	2/5/20	12,500	12,696
Arizona School Facilities Board COP	5.000%	9/1/14 (14)	5,975	6,349

				1

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/13	5,000	5,041
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/13	1,105	1,127
Glendale AZ Industrial Development Authority Revenue (Midwestern University) VRDO	0.250%	5/7/13 LOC	9,000	9,000
1 Mesa AZ Utility System Revenue TOB VRDO	0.230%	5/7/13 (4)	8,250	8,250
1 Mesa AZ Utility System Revenue TOB VRDO	0.230%	5/7/13 (4)	7,500	7,500
Phoenix AZ Civic Improvement Corp. Airport Revenue (Light Rail Project)	5.000%	7/1/18 (2)	7,500	7,909
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.250%	5/7/13	8,990	8,990
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.300%	5/7/13	4,000	4,000
1 Phoenix AZ Civic Improvement Corp. Water System Revenue TOB VRDO	0.220%	5/7/13	4,500	4,500
Pima County AZ Sewer Revenue	3.000%	7/1/14	1,000	1,031
Pima County AZ Sewer Revenue	4.000%	7/1/14	1,500	1,564
Pima County AZ Sewer Revenue	5.000%	7/1/15	1,250	1,372
Pima County AZ Sewer Revenue	5.000%	7/1/16	2,000	2,274
Pima County AZ Sewer Revenue	4.000%	7/1/17	2,000	2,255
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.240%	5/7/13	18,910	18,910
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	3.000%	10/1/13	780	789
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	4.000%	10/1/14	1,175	1,236
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/15	1,750	1,937
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/16	2,120	2,422
				130,354
California (11.4%)
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	0.990%	8/1/17	15,000	15,091
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,173
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	10,040	10,325
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.240%	5/7/13	1,100	1,100
California Community College Financing Authority TRAN	2.000%	6/28/13	14,000	14,030
California Department of Water Resources Power Supply Revenue	5.000%	5/1/14	15,000	15,718
California Department of Water Resources Power Supply Revenue	5.000%	5/1/15	13,750	15,038
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	14,500	16,452
California Economic Recovery GO	5.250%	7/1/13	2,500	2,521
California Economic Recovery GO	5.250%	7/1/13 (ETM)	975	983
California Economic Recovery GO	5.250%	7/1/13 (14)	1,025	1,034
California Economic Recovery GO	5.250%	7/1/14 (14)	10,700	11,319
California GO	5.000%	6/1/13	2,025	2,033
California GO	4.000%	11/1/14	2,650	2,798
California GO	5.000%	11/1/15	1,600	1,779
California GO	5.000%	9/1/16	8,000	9,145
California GO	5.000%	9/1/16	1,465	1,675
California GO	5.000%	10/1/16	12,070	13,837
California GO	5.000%	9/1/17	4,250	4,990
California GO	5.000%	10/1/17	35,000	41,195
California GO	5.000%	4/1/18	20,385	24,244
1 California GO TOB VRDO	0.420%	5/7/13 (4)	15,925	15,925
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	17,670	18,619
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	3.000%	8/15/13	2,000	2,016
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/14	1,500	1,569
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/15	2,000	2,204
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/16	3,000	3,425
2 California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles) PUT	2.020%	7/1/17	5,200	5,242
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/16	1,005	1,156
California Health Facilities Financing Authority Revenue (Memorial Health Services)	4.000%	10/1/14	900	949
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/15	940	1,043
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/16	1,500	1,718
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/17	1,000	1,179
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	15,300	16,247
California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/15	1,000	1,106
1 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.240%	5/7/13	21,185	21,185
1 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.240%	5/7/13	20,885	20,885
1 California Infrastructure & Economic Development Bank Revenue
(Bay Area Toll Bridges Seismic Retrofit) TOB VRDO	0.180%	5/1/13 (ETM)	3,430	3,430
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	5.000%	2/1/14	2,500	2,590
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.720%	4/1/14	34,200	34,313
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/14	1,845	1,924
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/15	2,120	2,281
California Municipal Finance Authority Solid Waste Revenue (Republic Services Inc. Project) PUT	0.450%	7/1/13	12,895	12,895

2

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Pollution Control Financing Authority Environmental Improvement Revenue
(BP West Coast Products LLC Project) PUT	2.600%	9/2/14	4,000	4,113
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	0.700%	2/3/14	4,000	4,001
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	1/1/15 (2)	3,900	4,196
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/15	1,250	1,366
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/16	7,160	8,082
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/17	5,000	5,812
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/17	8,205	9,537
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	10,650	12,634
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	2,500	2,966
California Public Works Board Lease Revenue (Department of Public Health)	3.000%	11/1/14	2,000	2,079
California Public Works Board Lease Revenue (Department of Public Health)	4.000%	11/1/15	2,500	2,713
3 California Public Works Board Lease Revenue (Department of State Hospitals)	4.000%	6/1/17	5,000	5,616
3 California Public Works Board Lease Revenue (Department of State Hospitals)	4.000%	6/1/18	5,000	5,691
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/16	1,500	1,722
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	10/1/14	8,375	8,807
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/14	4,000	4,278
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	10/1/15	3,000	3,248
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/16	3,415	3,833
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	10/1/16	3,070	3,403
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/17	2,710	3,134
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/18	1,000	1,181
California RAN	2.500%	6/20/13	171,000	171,547
California School Cash Reserve Program Authority Pool TRAN	2.000%	10/1/13	6,500	6,544
California School Cash Reserve Program Authority Pool TRAN	2.000%	12/31/13	3,045	3,077
California Statewide Communities Development Authority Health Facility Revenue
(Catholic Healthcare West)	0.430%	5/3/13 (4)	15,300	15,300
California Statewide Communities Development Authority Health Facility Revenue
(Catholic Healthcare West)	0.450%	5/3/13 (4)	11,400	11,400
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/14	10,250	10,691
California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	5,000	5,796
California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	5,285	6,140
California Statewide Communities Development Authority Revenue
(Proposition 1A Receivables Program)	5.000%	6/15/13	74,000	74,445
1 California Statewide Communities Development Authority Revenue
(St. Joseph’s Health System) TOB VRDO	0.400%	5/7/13 (4)	20,000	20,000
Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	1.650%	7/1/18	4,700	4,793
2 Contra Costa CA Transportation Authority Sales Tax Revenue PUT	0.506%	12/15/15	14,000	14,056
1 Desert CA Community College District GO TOB VRDO	0.240%	5/7/13	14,340	14,340
El Dorado CA Irrigation District Revenue	4.000%	3/1/17 (4)	1,500	1,654
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (Prere.)	44,730	44,931
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (Prere.)	11,500	11,552
Golden State Tobacco Securitization Corp. California	5.625%	6/1/13 (Prere.)	5,000	5,023
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	12,500	12,564
Golden State Tobacco Securitization Corp. California	6.625%	6/1/13 (Prere.)	3,000	3,016
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	19,490	19,599
Los Angeles CA Department of Water & Power Revenue	4.000%	1/1/16	9,000	9,761
Los Angeles CA Department of Water & Power Revenue	5.000%	1/1/16	8,300	9,218
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.220%	5/7/13	5,515	5,515
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.240%	5/7/13	15,215	15,215
Los Angeles CA Department of Water & Power Revenue VRDO	0.180%	5/1/13	5,000	5,000
Los Angeles CA GO	5.000%	9/1/18	22,900	27,723
Los Angeles CA Unified School District GO	4.000%	7/1/14	13,000	13,567
1 Los Angeles CA Unified School District GO TOB VRDO	0.240%	5/7/13	6,700	6,700
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/14	6,000	6,338
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/18	12,750	15,457
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/15	10,850	11,901
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16	3,450	3,910
Los Angeles County CA Schools Pooled Financing Program TRAN	2.000%	12/31/13	14,725	14,876
Los Angeles County CA Schools Pooled Financing Program TRAN	2.000%	1/31/14	8,500	8,591
2 Metropolitan Water District of Southern California Revenue PUT	0.370%	5/2/13	11,250	11,250
2 Metropolitan Water District of Southern California Revenue PUT	0.370%	5/2/13	5,750	5,750
1 Metropolitan Water District of Southern California Revenue TOB VRDO	0.230%	5/7/13	29,800	29,800
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/14	1,000	1,054
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/15	1,000	1,096
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/16	3,100	3,510
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/17	1,055	1,228
Monterey Peninsula CA Unified School District BAN	2.500%	11/1/15	4,250	4,412
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian) VRDO	0.200%	5/7/13 LOC	15,500	15,500
Northern California Power Agency Revenue (Hydroelectric Project)	4.000%	7/1/13	2,500	2,516

3

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northern California Power Agency Revenue (Hydroelectric Project)	4.000%	7/1/14	1,000	1,043
Orange County CA Airport Revenue	3.000%	7/1/13	1,670	1,678
1 Orange County CA Sanitation District COP TOB VRDO	0.210%	5/7/13	15,200	15,200
1 Palomar Pomerado Health California GO TOB VRDO	0.210%	5/7/13 LOC	1,100	1,100
1 Peralta CA Community College District Revenue TOB VRDO	0.280%	5/7/13 (4)	7,715	7,715
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	4.000%	6/1/16	2,500	2,727
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/16	3,400	3,812
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	4.000%	6/1/17	2,000	2,210
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/17	3,705	4,241
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/14	600	632
3 Sacramento CA Municipal Utility District Revenue	5.000%	8/15/14	2,815	2,941
3 Sacramento CA Municipal Utility District Revenue	5.000%	8/15/15	2,635	2,865
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/13	6,000	6,068
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/14	3,205	3,374
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/15	2,965	3,228
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/14	6,000	6,300
San Diego CA Unified School District GO	0.500%	7/1/15	13,100	13,108
San Diego CA Unified School District GO	0.500%	7/1/15	3,500	3,500
1 San Diego County CA Water Authority Revenue COP TOB VRDO	0.220%	5/7/13	4,000	4,000
San Francisco CA City & County International Airport Revenue	5.000%	5/1/15 (4)	5,000	5,462
San Francisco CA City & County International Airport Revenue	5.000%	5/1/15	4,535	4,955
San Francisco CA City & County International Airport Revenue	5.000%	5/1/16	21,100	23,935
1 San Jose CA Financing Authority Lease Revenue TOB VRDO	0.230%	5/7/13 (13)	5,000	5,000
				1,294,243
Colorado (2.4%)
Broomfield CO City & County COP	5.000%	12/1/15	5,790	6,406
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/13	4,460	4,496
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	5.000%	11/12/13	12,000	12,303
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	5.250%	11/12/13 (Prere.)	1,010	1,037
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	5.250%	11/12/13 (Prere.)	855	878
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	5.250%	11/12/13	6,635	6,811
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.240%	5/7/13	10,000	10,000
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/16	1,000	1,080
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/17	1,580	1,788
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/14	8,615	8,886
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/14	3,510	3,620
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/15	3,500	3,766
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/15	1,945	2,093
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) VRDO	0.210%	5/7/13	26,500	26,500
Colorado Housing & Finance Authority Employment Compensation Special Assessment Revenue	5.000%	5/15/14	22,060	23,133
Denver CO City & County Airport Revenue	0.550%	5/3/13 (12)	23,400	23,400
Denver CO City & County Airport Revenue	0.370%	5/7/13 (12)	22,300	22,300
Denver CO City & County Airport Revenue	0.600%	5/1/13 (12)	15,900	15,900
Denver CO City & County Airport Revenue	0.700%	5/2/13 (12)	14,200	14,200
Denver CO City & County Airport Revenue	6.000%	11/15/13 (14)	5,000	5,155
Denver CO City & County COP VRDO	0.180%	5/1/13	11,465	11,465
2 E-470 Public Highway Authority Colorado Revenue PUT	2.940%	9/1/14	17,065	17,134
1 Jefferson County CO School District GO TOB VRDO	0.240%	5/7/13	13,660	13,660
Moffat County CO Pollution Control Revenue (PacifiCorp Projects) VRDO	0.220%	5/1/13 LOC	10,400	10,400
Regional Transportation District of Colorado COP	5.000%	6/1/14	1,500	1,575
Regional Transportation District of Colorado COP	5.000%	6/1/15	2,330	2,541
Regional Transportation District of Colorado Sales Tax Revenue	5.000%	11/1/13	4,305	4,410
Regional Transportation District of Colorado Sales Tax Revenue	5.000%	11/1/14	5,000	5,358
1 University of Colorado Enterprise System Revenue TOB VRDO	0.570%	5/7/13 LOC	7,880	7,880
				268,175
Connecticut (1.9%)
Connecticut GO	5.000%	3/1/14 (Prere.)	3,000	3,119
2 Connecticut GO	0.520%	5/15/14	2,000	2,002
2 Connecticut GO	0.450%	9/15/14	4,375	4,376
Connecticut GO	5.000%	12/1/14 (14)	24,610	25,900
Connecticut GO	3.000%	1/1/15	1,200	1,203
2 Connecticut GO	0.620%	4/15/15	5,950	5,965
2 Connecticut GO	0.720%	5/15/15	35,400	35,434
Connecticut GO	5.000%	12/1/15 (14)	29,600	31,118
2 Connecticut GO	0.750%	4/15/16	5,000	5,030
2 Connecticut GO	0.870%	5/15/16	20,000	20,002
2 Connecticut GO	0.870%	5/15/16	8,300	8,356
2 Connecticut GO	0.650%	9/15/16	3,000	3,001
2 Connecticut GO	0.900%	4/15/17	4,000	4,020

4

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Connecticut GO	0.740%	9/15/17	1,750	1,756
2 Connecticut GO	0.990%	9/15/18	3,000	3,013
2 Connecticut GO PUT	0.870%	9/15/17	5,465	5,467
2 Connecticut GO PUT	1.570%	3/1/18	17,500	18,025
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/13	1,915	1,930
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/14	2,050	2,161
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	22,538
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.180%	5/1/13	7,740	7,740
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.180%	5/1/13	4,515	4,515
				216,671
Delaware (0.2%)
University of Delaware Revenue PUT	0.850%	6/4/13 (Prere.)	18,000	18,009
University of Delaware Revenue PUT	0.700%	5/1/16	8,750	8,758
				26,767
District of Columbia (0.6%)
1 District of Columbia GO TOB VRDO	0.300%	5/7/13 (4)	20,795	20,795
2 District of Columbia Income Tax Revenue	0.520%	12/1/13	15,000	15,000
2 District of Columbia Income Tax Revenue	0.570%	12/1/13	10,665	10,665
District of Columbia Revenue (Georgetown University)	5.000%	4/1/14	2,000	2,086
District of Columbia Revenue (Washington Drama Society) VRDO	0.260%	5/7/13 LOC	5,600	5,600
2 District of Columbia Water & Sewer Authority Public Utility Revenue PUT	0.700%	6/1/15	7,390	7,396
2 District of Columbia Water & Sewer Authority Public Utility Revenue PUT	0.800%	6/1/16	6,000	6,001
				67,543
Florida (8.1%)
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	5.000%	12/1/13	4,200	4,298
Broward County FL Airport System Revenue	5.000%	10/1/17	1,050	1,223
Broward County FL Airport System Revenue	5.000%	10/1/18	700	830
Broward County FL School Board COP	4.000%	7/1/14	1,300	1,354
Broward County FL School Board COP	4.000%	7/1/15	1,000	1,067
Broward County FL School Board COP	5.000%	7/1/16	2,000	2,246
Broward County FL School Board COP	5.000%	7/1/17	5,000	5,735
Broward County FL School Board COP	5.000%	7/1/18	4,415	5,165
2 Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	1.970%	6/1/13	54,000	54,071
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.500%	6/1/14	20,000	21,123
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	30,000	32,650
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	15,000	16,358
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	16,545	18,636
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/18	36,700	43,200
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/19	6,700	8,033
Escambia County FL Health Facilities Authority Revenue (Ascension Health Credit Group)	5.250%	11/15/13	5,350	5,495
Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,053
Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.350%	6/2/15	3,750	3,799
Florida Board of Education Capital Outlay GO	5.000%	6/1/14	5,000	5,260
Florida Board of Education Lottery Revenue	5.000%	7/1/15	12,045	13,230
Florida Board of Education Lottery Revenue	5.000%	7/1/16	11,655	13,272
Florida Board of Education Lottery Revenue	5.000%	7/1/16	16,710	19,029
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13 (Prere.)	2,710	2,748
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13 (Prere.)	8,605	8,726
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13 (Prere.)	7,250	7,352
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13	9,580	9,620
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13	8,820	8,857
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	9,410	9,899
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	5,065	5,328
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	9,235	9,715
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	5,540	6,074
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/13	34,040	34,320
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/14	14,605	15,411
Florida Department of Management Services COP	5.000%	8/1/13	6,595	6,674
Florida Department of Transportation GO	5.000%	7/1/13	9,605	9,684
Florida Department of Transportation GO	5.000%	7/1/16	9,405	10,721
1 Florida Education System University System Improvement Revenue TOB VRDO	0.240%	5/7/13	5,390	5,390
Florida Gulf Coast University Financing Corp. Capital Improvement Revenue
(Parking Project) VRDO	0.220%	5/7/13 LOC	5,100	5,100
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/13	10,000	10,082
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15	20,495	22,513
Florida Municipal Power Agency Revenue (Stanton II Project)	5.000%	10/1/16	1,350	1,535
Florida Municipal Power Agency Revenue (Stanton II Project)	4.000%	10/1/17	1,650	1,852
Florida Turnpike Authority Revenue	5.000%	7/1/13	3,825	3,856

5

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Turnpike Authority Revenue	5.000%	7/1/13 (4)	4,780	4,819
Florida Turnpike Authority Revenue	5.000%	7/1/15 (4)	10,000	10,181
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	2,500	2,545
Gainesville FL Utilities System Revenue VRDO	0.180%	5/1/13	6,600	6,600
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/13	1,000	1,026
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,144
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.125%	11/15/17	1,975	2,270
1 Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.230%	5/7/13	15,730	15,730
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/13	2,000	2,037
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.500%	10/1/13 (4)	3,000	3,066
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.500%	10/1/15 (4)	2,000	2,237
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	3.000%	10/1/14	700	725
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	4.000%	10/1/15	375	405
Hillsborough County FL School Board COP	5.000%	7/1/14	2,110	2,223
Hillsborough County FL School Board COP	5.000%	7/1/15	1,170	1,282
Jacksonville FL Capital Project Revenue VRDO	0.240%	5/7/13 LOC	30,500	30,500
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/14	4,000	4,263
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.210%	5/7/13	7,115	7,115
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.210%	5/7/13	24,950	24,950
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.240%	5/7/13	24,275	24,275
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/14	1,000	1,065
Kissimmee FL Utility Authority Electric System Revenue	4.000%	10/1/13	1,000	1,015
Kissimmee FL Utility Authority Electric System Revenue	4.000%	10/1/14	1,250	1,310
Kissimmee FL Utility Authority Electric System Revenue	5.250%	10/1/14 (4)	1,750	1,864
Kissimmee FL Utility Authority Electric System Revenue	4.000%	10/1/15	2,000	2,153
Lake County FL School Board COP	5.250%	6/1/14 (2)	2,945	3,099
2 Lakeland FL Energy System Revenue	0.970%	10/1/17	10,000	10,058
Lee County FL Non-Ad Valorem Revenue	3.000%	10/1/14	700	725
Lee County FL Non-Ad Valorem Revenue	4.000%	10/1/15	850	917
Lee County FL Non-Ad Valorem Revenue	4.000%	10/1/16	1,000	1,100
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/17	1,220	1,416
Lee County FL School Board COP	5.000%	8/1/17	4,000	4,636
Lee County FL School Board COP	5.000%	8/1/18	3,530	4,157
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	3.000%	11/15/14	600	617
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	1,965	2,160
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,241
1 Miami-County FL Transit Sales Surtax Revenue TOB VRDO	0.300%	5/7/13	5,250	5,250
1 Miami-Dade County FL Building Better Communities GO TOB VRDO	0.240%	5/7/13	9,995	9,995
1 Miami-Dade County FL Educational Facilities Authority Revenue
(University of Miami) TOB VRDO	0.300%	5/7/13	10,140	10,140
Miami-Dade County FL Health Facilities Authority Hospital Revenue
(Miami Children’s Hospital) VRDO	0.220%	5/7/13 LOC	17,100	17,100
Miami-Dade County FL Industrial Development Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project) PUT	2.250%	11/3/14	6,250	6,396
Miami-Dade County FL School Board COP PUT	5.000%	5/1/14	8,500	8,868
1 Miami-Dade County FL School Board COP TOB VRDO	0.320%	5/7/13 (12)	26,000	26,000
1 Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	0.220%	5/7/13 (4)	32,570	32,570
1 Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	0.240%	5/7/13 (12)	7,450	7,450
1 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.260%	5/7/13 (4)	5,735	5,735
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/14	2,000	2,116
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	4.000%	1/1/14	500	511
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	4.000%	1/1/15	500	527
Orange County FL School Board COP	5.000%	8/1/13	700	708
Orange County FL School Board COP	5.000%	8/1/14	4,000	4,231
Orange County FL School Board COP	5.000%	8/1/15	2,700	2,961
Orange County FL Tourist Development Revenue	5.000%	10/1/13	7,705	7,848
Orange County FL Tourist Development Revenue	5.000%	10/1/14	8,710	9,244
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/13	2,500	2,550
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/13	2,500	2,550
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/14	4,000	4,266
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/14	3,075	3,280
3 Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	4.000%	11/1/17	2,095	2,285
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	6,000	6,785
1 Palm Beach County FL School Board COP TOB VRDO	0.260%	5/7/13	1,000	1,000

6

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.230%	5/7/13	7,500	7,500
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.250%	5/7/13	8,850	8,850
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.280%	5/7/13	20,595	20,595
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/13	9,405	9,556
Sunshine State Governmental Financing Commission Florida Revenue VRDO	0.210%	5/7/13 LOC	2,700	2,700
Tallahassee FL Energy System Revenue	5.250%	10/1/15 (4)	5,240	5,808
1 Tallahassee FL Energy System Revenue TOB VRDO	0.260%	5/7/13	11,250	11,250
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16	5,500	6,310
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	9/1/15	850	891
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	9/1/16	1,000	1,062
Tampa FL Hospital Revenue	3.000%	7/1/14	600	617
Tampa FL Hospital Revenue	4.000%	7/1/15	400	424
Tampa FL Hospital Revenue	5.000%	7/1/16	700	782
Tampa FL Hospital Revenue	4.000%	7/1/17	1,525	1,679
				918,900
Georgia (1.6%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/15	2,440	2,627
Atlanta GA Airport Revenue	4.000%	1/1/15	500	529
Atlanta GA Airport Revenue	5.000%	1/1/16	6,500	7,245
Atlanta GA Airport Revenue	5.000%	1/1/16	1,000	1,115
Atlanta GA Airport Revenue	5.000%	1/1/18	500	590
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/13	3,500	3,581
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.200%	4/1/14	4,500	4,526
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.200%	4/1/14	5,500	5,532
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.400%	4/1/15	5,500	5,578
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.250%	5/1/15	8,500	8,617
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.550%	6/21/16	10,000	10,102
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	10,000	10,256
Cobb County GA Kennestone Hospital Authority Revenue	3.000%	4/1/14	800	820
Cobb County GA Kennestone Hospital Authority Revenue	3.000%	4/1/15	350	367
Cobb County GA Kennestone Hospital Authority Revenue	4.000%	4/1/16	1,050	1,150
Dalton GA Development Authority Revenue (Hamilton Health Care System)	2.000%	8/15/13	1,085	1,090
Dalton GA Development Authority Revenue (Hamilton Health Care System)	4.000%	8/15/15	750	807
Dalton GA Development Authority Revenue (Hamilton Health Care System)	4.000%	8/15/16	1,370	1,511
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/17	1,500	1,751
DeKalb County GA Water & Sewer Revenue	4.000%	10/1/15	1,000	1,083
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	1,000	1,175
Floyd County GA Development Authority Revenue
(Georgia Power Co. Plant Hammond Project) PUT	0.850%	11/15/15	2,500	2,515
Georgia GO	5.000%	9/1/14	4,000	4,254
Georgia GO	4.750%	11/1/15	8,035	8,913
Georgia Municipal Electric Power Authority Revenue	4.000%	1/1/14	1,200	1,229
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/15	1,500	1,613
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/16	1,250	1,392
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/17	1,825	2,095
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18	1,825	2,149
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18	1,400	1,649
Georgia Road & Tollway Authority Revenue	5.000%	6/1/13	14,225	14,283
Henry County GA School District GO	3.000%	12/1/13	1,500	1,525
Henry County GA School District GO	4.000%	12/1/14	2,500	2,645
Henry County GA School District GO	4.000%	12/1/15	4,000	4,363
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/15	13,500	14,530
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/15	6,715	7,227
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/16	5,000	5,545
Monroe County GA Development Authority Pollution Control Revenue
(Gulf Power Co. Plant Scherer Project) PUT	2.125%	6/4/13	5,000	5,007
Monroe County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Scherer Project) VRDO	0.210%	5/7/13 LOC	15,830	15,830
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	3.000%	11/1/13	10,440	10,583
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/16	1,325	1,519
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/17	1,700	2,000

7

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/15	2,000	2,150
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/16	3,000	3,342
				186,410
Hawaii (0.6%)
Hawaii GO	3.000%	12/1/13	6,000	6,099
Hawaii GO	5.000%	12/1/13	10,000	10,282
Hawaii GO	5.000%	6/1/14 (ETM)	1,045	1,098
Hawaii GO	5.000%	6/1/14	1,730	1,820
Hawaii GO	5.000%	2/1/15	3,600	3,893
Hawaii GO	5.000%	2/1/16	4,000	4,491
Hawaii GO	5.000%	7/1/16 (2)	23,095	25,361
Hawaii Housing Finance & Development Corp. Multifamily Housing Revenue (Halekauwila Place)	0.700%	12/1/15	6,000	6,006
Honolulu HI City & County GO	5.000%	7/1/15 (14)	4,000	4,398
				63,448
Idaho (0.4%)
Idaho Housing & Finance Association Unemployment Compensation Revenue	5.000%	8/15/14	5,000	5,302
Idaho Housing & Finance Association Unemployment Compensation Revenue	5.000%	8/15/15	31,375	34,592
				39,894
Illinois (6.2%)
Chicago IL Board of Education GO	5.000%	12/1/15	2,000	2,221
Chicago IL Board of Education GO	5.000%	12/1/16	2,855	3,265
1 Chicago IL Board of Education GO TOB PUT	0.710%	5/23/13 LOC	76,500	76,500
1 Chicago IL Board of Education GO TOB VRDO	0.300%	5/7/13 (4)	6,520	6,520
Chicago IL Board of Education GO VRDO	0.180%	5/1/13 LOC	16,540	16,540
Chicago IL GO	5.000%	1/1/15 (4)	2,715	2,919
Chicago IL GO	6.250%	1/1/15 (2)	2,500	2,727
1 Chicago IL GO TOB VRDO	0.240%	5/7/13	9,995	9,995
Chicago IL Midway Airport Revenue PUT	5.000%	1/1/15	10,925	11,667
Chicago IL O’Hare International Airport Revenue	4.000%	1/1/15	1,000	1,060
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/16	3,000	3,342
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.340%	5/7/13 (4)	7,495	7,495
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.370%	5/7/13 (4)	21,645	21,645
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.370%	5/7/13 (12)	27,185	27,185
Chicago IL Water Revenue	5.000%	11/1/18	675	808
1 Chicago IL Water Revenue TOB VRDO	0.240%	5/7/13	7,495	7,495
1 Chicago IL Water Revenue TOB VRDO	0.240%	5/7/13	7,745	7,745
Illinois Educational Facilities Authority Revenue (Field Museum of Natural History) VRDO	0.210%	5/7/13 LOC	8,100	8,100
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	3.375%	2/3/14	5,000	5,118
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,604
Illinois Finance Authority Revenue (Art Institute of Chicago)	4.000%	3/1/14	1,000	1,030
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/15	900	974
Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/15	7,050	7,674
Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/17	2,500	2,906
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	8/15/16	2,220	2,484
Illinois Finance Authority Revenue (Carle Foundation) VRDO	0.230%	5/7/13 LOC	27,425	27,425
Illinois Finance Authority Revenue (Chicago Horticulture Project) VRDO	0.250%	5/7/13 LOC	9,000	9,000
Illinois Finance Authority Revenue (Elmhurst Memorial Healthcare) VRDO	0.180%	5/1/13 LOC	26,065	26,065
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/15	1,000	1,099
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/16	1,150	1,304
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/17	2,000	2,325
Illinois Finance Authority Revenue (Ingalls Health System Obligated Group) VRDO	0.240%	5/7/13 LOC	18,700	18,700
Illinois Finance Authority Revenue (Institute of Chicago) VRDO	0.210%	5/7/13 LOC	6,085	6,085
Illinois Finance Authority Revenue (Institute of Chicago) VRDO	0.210%	5/7/13 LOC	17,500	17,500
Illinois Finance Authority Revenue (Little Co. of Mary Hospital & Health Care Centers) VRDO	0.240%	5/7/13 LOC	3,975	3,975
Illinois Finance Authority Revenue (Northwest Community Hospital) VRDO	0.220%	5/7/13 LOC	28,700	28,700
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	8/15/13	3,250	3,294
Illinois Finance Authority Revenue (OSF Healthcare System) VRDO	0.480%	5/7/13 (4)	69,400	69,400
Illinois Finance Authority Revenue (Provena Health)	5.000%	5/1/14	1,305	1,348
Illinois Finance Authority Revenue (Provena Health)	5.250%	5/1/15	2,555	2,731
Illinois Finance Authority Revenue (Provena Health) VRDO	0.180%	5/1/13 LOC	5,000	5,000
Illinois Finance Authority Revenue (Trinity Health Corp.)	3.000%	12/1/16	1,865	2,003
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/15	1,500	1,654
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/15	500	555
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/16	690	793
1 Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.240%	5/7/13	2,960	2,960
Illinois GO	5.000%	1/1/16	25,945	28,534
Illinois GO	5.000%	8/1/18	22,160	25,568
Illinois GO	5.000%	8/1/19	15,000	17,480
1 Illinois GO TOB VRDO	0.720%	5/7/13	3,750	3,750

8

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Health Facilities Authority Revenue (Advocate Health Care Network) PUT	4.375%	7/1/14	4,080	4,243
Illinois Regional Transportation Authority Revenue PUT	0.450%	3/1/14	29,300	29,300
1 Illinois Regional Transportation Authority Revenue TOB VRDO	0.240%	5/7/13	8,335	8,335
Illinois Sales Tax Revenue	5.500%	6/15/15 (3)	1,500	1,660
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	11,384
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.240%	5/7/13	10,665	10,665
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/13	6,000	6,181
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/14	12,000	12,643
Illinois Unemployment Insurance Fund Building Receipts Revenue	4.000%	12/15/14	1,500	1,591
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/14	7,250	7,806
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/15	6,265	6,880
Illinois Unemployment Insurance Fund Building Receipts Revenue	4.000%	12/15/15	2,750	3,008
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/15	3,000	3,360
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/17	10,000	11,554
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/17	7,500	8,659
Illinois Unemployment Insurance Fund Building Receipts Revenue	1.500%	6/15/21	8,750	8,768
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	4.000%	6/1/13	8,130	8,155
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/14	10,000	10,436
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/15	5,000	5,401
				707,296
Indiana (1.8%)
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/14	1,415	1,513
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/17	520	600
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	3.000%	3/1/14	2,250	2,299
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	4.000%	3/1/15	1,500	1,593
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/16	4,560	5,101
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/17	4,350	5,005
Indiana Finance Authority Hospital Revenue (Parkview Health System)	4.000%	5/1/17	500	554
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	4.000%	3/1/15	250	265
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/16	500	559
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/17	1,000	1,148
1 Indiana Finance Authority Revenue (Lease Appropriation) TOB VRDO	0.250%	5/7/13	9,975	9,975
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.180%	5/1/13	8,100	8,100
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.180%	5/1/13	4,100	4,100
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.220%	5/1/13	9,275	9,275
Indiana Finance Authority Water Utility Revenue (Citizens Energy Project)	3.000%	10/1/14	5,000	5,173
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/13	2,000	2,000
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	8/1/13	7,605	7,690
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	8/1/14	15,000	15,186
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.700%	9/1/14	10,000	10,159
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	6/1/15	15,305	16,687
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	6/1/16	5,000	5,099
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	7/28/16	2,700	3,056
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17	10,000	10,280
Indiana Municipal Power Agency Revenue	5.000%	1/1/16	800	893
Indiana Municipal Power Agency Revenue	5.000%	1/1/17	1,250	1,437
1 Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project) TOB VRDO	0.420%	5/7/13	17,060	17,060
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/13	1,000	1,008
Purdue University Indiana University Student Fee Revenue	4.000%	7/1/14	2,085	2,176
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/14	3,130	3,238
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/15	3,190	3,334
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/15	3,255	3,439
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/16	3,320	3,538
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/16	3,385	3,642
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	2.800%	6/2/14	36,170	37,139
				202,321
Iowa (0.1%)
Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	4.000%	9/1/18	3,525	4,037
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	5.000%	12/1/15	1,400	1,564
				5,601
Kansas (0.2%)
2 Kansas Department of Transportation Highway Revenue	0.450%	9/1/14	10,375	10,390
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	4.000%	11/15/13	1,000	1,020
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	4.500%	11/15/14	2,500	2,656
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/14	5,150	5,300

9

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	4.000%	11/15/13	225	229
	Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/13	2,000	2,049
	Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	4.000%	11/15/14	200	211
	Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/14	2,000	2,135
	Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/14	2,060	2,199
	Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	4.500%	11/15/15	355	388
	Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/16	750	855
					27,432
Kentucky (0.3%)
	Kentucky Economic Development Finance Authority Hospital Facilities Revenue
	(St. Elizabeth Medical Center Inc.) VRDO	0.210%	5/7/13 LOC	3,900	3,900
	Kentucky Property & Building Commission Revenue	5.000%	8/1/15	3,675	4,047
	Kentucky Property & Building Commission Revenue	5.000%	11/1/15	4,000	4,446
	Kentucky Property & Building Commission Revenue	5.000%	8/1/16 (4)	5,000	5,481
	Kentucky Property & Building Commission Revenue	5.000%	10/1/16 (2)	3,950	4,528
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/13	3,730	3,760
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/17	2,500	2,956
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/18	1,750	2,109
	Russell KY Revenue (Bon Secours Health System)	4.000%	11/1/15	300	321
	Warren County KY Hospital Revenue
	(Bowling Green-Warren County Community Hospital Corp. Project)	4.000%	4/1/15	1,000	1,059
	Warren County KY Hospital Revenue
	(Bowling Green-Warren County Community Hospital Corp. Project)	4.000%	4/1/16	1,000	1,087
					33,694
Louisiana (1.3%)
2	Louisiana Gasoline & Fuel Tax Revenue PUT	0.970%	6/1/13	26,300	26,305
1	Louisiana Gasoline & Fuel Tax Revenue TOB VRDO	0.220%	5/7/13	10,790	10,790
2	Louisiana GO	0.943%	7/15/14	35,850	35,874
	Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	3/1/14	2,900	3,010
	Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/14	1,350	1,411
	Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/15	1,500	1,627
	Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	1.875%	10/1/13	5,000	5,031
	Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,553
	Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	5,118
1	Louisiana Public Facilities Authority Hospital Revenue
	(Franciscan Missionaries of Our Lady Health System Project) TOB VRDO	0.340%	5/7/13 (4)	3,330	3,330
	Louisiana Public Facilities Authority Revenue (CHRISTUS Health)	5.000%	7/1/13 (4)	6,000	6,045
	Louisiana Public Facilities Authority Revenue (CHRISTUS Health)	5.000%	7/1/14 (4)	9,785	10,255
	Louisiana Public Facilities Authority Revenue (Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,326
	Orleans Parish LA GO	4.000%	9/1/13 (4)	2,500	2,528
	St. James Parish LA Revenue (Nustar Logistics LP Project) VRDO	0.240%	5/7/13 LOC	35,740	35,740
					152,943
Maine (0.2%)
	Maine Health & Higher Educational Facilities Authority Revenue (Bowdoin College) VRDO	0.230%	5/7/13 LOC	14,600	14,600
	Maine Health & Higher Educational Facilities Authority Revenue VRDO	0.230%	5/7/13 LOC	5,335	5,335
					19,935
Maryland (1.0%)
	Baltimore County MD GO	4.000%	2/1/15	2,900	3,088
	Maryland GO	5.000%	7/15/14	1,000	1,058
	Maryland GO	5.000%	8/1/15	1,455	1,607
	Maryland GO	5.000%	8/1/16	27,680	31,732
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	2.000%	7/1/13	300	301
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	3.000%	7/1/14	400	412
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	3.000%	7/1/15	500	527
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	3.000%	7/1/16	425	456
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/17	500	564
	Maryland Health & Higher Educational Facilities Authority Revenue
	(Johns Hopkins Health System Obligated Group)	5.000%	7/1/18	1,000	1,205
[2,3]	Maryland Health & Higher Educational Facilities Authority Revenue
	(Johns Hopkins Health System Obligated Group) PUT	0.733%	5/9/13	8,625	8,625
2	Maryland Health & Higher Educational Facilities Authority Revenue
	(Johns Hopkins Health System Obligated Group) PUT	0.966%	11/15/17	12,070	12,118
	Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	3.000%	8/15/13	1,000	1,008
	Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	5.000%	8/15/14	1,000	1,058
	Maryland Health & Higher Educational Facilities Authority Revenue VRDO	0.220%	5/7/13 LOC	8,400	8,400
	Maryland Transportation Authority GAN	5.000%	3/1/14	7,480	7,776
	Prince Georges County MD GO	5.000%	3/1/18	5,280	6,346
	Washington Suburban Sanitation District Maryland GO VRDO	0.250%	5/7/13	27,900	27,900
					114,181

10

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts (3.3%)
Boston MA GO	5.000%	2/1/18	7,965	9,550
Boston MA GO	5.000%	8/1/18	4,045	4,917
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.350%	5/1/13	25,535	25,535
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.450%	5/7/13	19,951	19,951
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	4.000%	10/1/13	555	563
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	4.000%	10/1/15	500	536
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/16	1,205	1,355
Massachusetts Development Finance Agency Revenue (Boston University)	2.875%	10/1/14	7,000	7,244
Massachusetts Development Finance Agency Revenue (Boston University)	2.875%	10/1/14	2,500	2,587
2 Massachusetts Development Finance Agency Revenue (Boston University) PUT	0.770%	9/30/16	7,500	7,500
Massachusetts Development Finance Agency Revenue (Dominion Energy Brayton Project) PUT	2.250%	9/1/16	21,750	22,465
1 Massachusetts Development Finance Agency Revenue (Harvard University) TOB VRDO	0.210%	5/7/13	1,000	1,000
Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/14/16	6,000	6,710
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	5.000%	1/1/15	1,245	1,315
2 Massachusetts Development Finance Agency Revenue (Williams College) PUT	0.720%	7/1/14	14,350	14,367
2 Massachusetts GO	0.700%	2/1/14	15,000	15,000
2 Massachusetts GO	0.750%	2/1/14	15,250	15,270
2 Massachusetts GO	0.600%	9/1/14	19,550	19,590
Massachusetts GO	5.000%	1/1/15	4,000	4,315
2 Massachusetts GO	0.620%	2/1/15	7,500	7,499
2 Massachusetts GO	0.880%	2/1/15	8,300	8,300
2 Massachusetts GO	0.670%	9/1/15	20,000	20,050
Massachusetts GO	5.000%	10/1/15	2,980	3,317
2 Massachusetts GO	0.560%	1/1/17	10,350	10,355
2 Massachusetts GO	0.580%	2/1/17	10,285	10,297
2 Massachusetts GO	0.650%	1/1/18	5,000	5,003
1 Massachusetts GO TOB VRDO	0.180%	5/1/13	1,500	1,500
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	1.000%	11/1/14	8,946	9,049
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	1.700%	11/1/16	6,840	7,052
Massachusetts Health & Educational Facilities Authority Revenue (Children’s Hospital) VRDO	0.200%	5/1/13 LOC	10,800	10,800
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University) PUT	2.700%	2/20/14	5,000	5,087
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	0.740%	5/3/13 (4)	9,860	9,860
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	0.650%	5/1/13 (4)	10,900	10,900
1 Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare System) TOB VRDO	0.240%	5/7/13	4,900	4,900
Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare System) VRDO	0.240%	5/7/13	15,375	15,375
Massachusetts Water Resources Authority Revenue	5.250%	8/1/15 (14)	6,000	6,654
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.240%	5/7/13	3,920	3,920
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.520%	5/7/13 LOC	14,885	14,885
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.520%	5/7/13 (4)LOC	19,675	19,675
Massachusetts Water Resources Authority Revenue VRDO	0.230%	5/7/13	15,000	15,000
				379,248
Michigan (2.9%)
1 Detroit City School District GO TOB VRDO	0.520%	5/7/13	10,240	10,240
Detroit MI Sewer System Revenue	5.000%	7/1/13 (Prere.)	14,935	15,054
1 Detroit MI Water Supply System Revenue TOB VRDO	0.340%	5/7/13 (13)	7,500	7,500
Detroit MI Water Supply System Revenue TOB VRDO	0.430%	5/7/13 (13)	10,330	10,330
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/14	500	524
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/15	1,255	1,346
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/16	1,285	1,404
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/17	620	682
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	11/15/13	1,000	1,024
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	11/15/14	1,000	1,065
Kent Hospital MI Finance Authority Revenue (Spectrum Health) PUT	5.500%	1/15/15	3,360	3,648
Macomb County MI Revenue	5.875%	11/15/13 (Prere.)	9,590	9,883
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/18	500	609
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/18	17,015	20,722
Michigan Finance Authority Revenue (State Drinking Water Revolving Fund)	5.000%	10/1/18	3,640	4,433
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/14	34,710	36,664
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/18	6,425	7,682
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18	10,275	12,456
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/19	22,000	26,974
Michigan Higher Education Facilities Authority Revenue (Albion College Project) VRDO	0.210%	5/7/13 LOC	5,515	5,515
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/15	3,000	3,337
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	0.900%	3/16/15	16,000	16,134
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	3/15/17	7,875	8,047
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.000%	5/30/18	14,000	14,616
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	4.000%	11/15/13	1,000	1,019

11

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	4.000%	11/15/14	1,500	1,574
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	4.000%	6/1/14	1,100	1,143
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/15	1,395	1,523
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/16	1,500	1,691
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/17	2,100	2,437
Michigan Hospital Finance Authority Revenue (McLaren Health Care) VRDO	0.230%	5/7/13 LOC	17,130	17,130
Michigan Hospital Finance Authority Revenue (Trinity Health)	4.000%	12/1/13	2,000	2,044
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/15	1,835	2,039
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/15	3,185	3,538
Michigan State University Board of Trustees General Revenue VRDO	0.210%	5/7/13	10,000	10,000
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	10,000	10,278
Oakland County MI Economic Development Corp. Revenue
(Cranbrook Educational Community Project) VRDO	0.220%	5/7/13 LOC	9,460	9,460
Oakland University of Michigan Revenue VRDO	0.240%	5/7/13 LOC	11,490	11,490
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	5.000%	8/1/15	2,500	2,702
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/13	2,250	2,266
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/14	2,310	2,409
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/15	2,215	2,384
1 Saginaw Valley State University Michigan Revenue TOB VRDO	0.350%	5/7/13 (4)	5,000	5,000
2 Saline MI Area Schools GO PUT	0.770%	11/1/15	7,365	7,365
University of Michigan University Revenue	4.000%	4/1/15	9,600	10,284
Wayne State University Michigan Revenue	5.000%	11/15/13	1,540	1,576
				329,241
Minnesota (0.5%)
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/16	1,500	1,648
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System) VRDO	0.180%	5/1/13 LOC	6,000	6,000
Minnesota GO	5.000%	10/1/15	8,250	9,173
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.240%	5/7/13	8,525	8,525
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/15	11,180	12,135
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/16	11,535	13,006
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/13	1,000	1,000
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/14	1,000	1,046
				52,533
Mississippi (0.3%)
Medical Center Educational Building Corp. Revenue (University of Mississippi Medical Center)	4.000%	6/1/14	1,000	1,037
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.180%	5/1/13	8,400	8,400
Mississippi Business Finance Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14	4,900	4,994
Mississippi Business Finance Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.250%	11/3/14	5,750	5,881
2 Mississippi GO	0.750%	9/1/17	6,000	6,005
1 Mississippi GO TOB VRDO	0.220%	5/7/13	3,680	3,680
Missouri Development Bank Special Obligation Revenue
(Marshall County Industrial Development Authority)	4.000%	1/1/14	1,500	1,536
Missouri Development Bank Special Obligation Revenue
(Marshall County Industrial Development Authority)	4.000%	1/1/15	1,250	1,323
				32,856
Missouri (0.4%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
Mass Transit Sales Tax Revenue VRDO	0.250%	5/7/13 LOC	7,400	7,400
Missouri Environmental Improvement & Energy Resources Authority Revenue
(Kansas City Power & Light)	1.250%	7/1/17	4,000	4,010
Missouri GO	5.000%	10/1/15	2,500	2,780
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(SSM Health System) VRDO	0.220%	5/7/13 LOC	26,900	26,900
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Episcopal - Presbyterian Hospital)	5.000%	12/1/13	1,000	1,027
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	4.000%	2/15/14	1,000	1,029
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/15	1,870	2,004
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/16	2,250	2,484
				47,634
Montana (0.1%)
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/14	6,135	6,328

Nebraska (0.2%)
1 Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System) TOB VRDO	0.320%	5/7/13 (13)	10,060	10,060

12

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/16	500	550
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/17	500	560
Municipal Energy Agency of Nebraska Power Supply System Revenue	3.000%	4/1/14	600	615
Municipal Energy Agency of Nebraska Power Supply System Revenue	3.000%	4/1/15	550	577
Municipal Energy Agency of Nebraska Power Supply System Revenue	4.000%	4/1/16	1,000	1,099
1 Nebraska Public Power District Revenue TOB VRDO	0.230%	5/7/13 (13)	5,665	5,665
1 Omaha NE Public Power District Electric Revenue TOB VRDO	0.210%	5/7/13	2,840	2,840
University of Nebraska Student Fee Revenue	1.000%	7/1/13	1,250	1,251
University of Nebraska Student Fee Revenue	5.000%	7/1/14	1,100	1,159
University of Nebraska Student Fee Revenue	5.000%	7/1/16	1,380	1,566
University of Nebraska Student Fee Revenue	5.000%	7/1/17	1,105	1,297
				27,239
Nevada (0.7%)
1 Clark County NV GO TOB VRDO	0.230%	5/7/13	14,530	14,530
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	4.000%	7/1/13	2,000	2,013
Clark County NV School District GO	5.000%	6/15/13 (14)	9,645	9,703
Clark County NV School District GO	5.250%	6/15/13 (14)	20,335	20,464
1 Clark County NV Water Reclamation District GO TOB VRDO	0.240%	5/7/13	14,800	14,800
Las Vegas Valley Water District Nevada GO	5.000%	6/1/13	500	502
Las Vegas Valley Water District Nevada GO	5.000%	6/1/14	250	263
Las Vegas Valley Water District Nevada GO	5.000%	6/1/15	500	546
Nevada Capital Improvement & Cultural Affairs GO	5.000%	5/1/13	4,000	4,001
1 Nevada System of Higher Education University Revenue TOB VRDO	0.240%	5/7/13	7,485	7,485
				74,307
New Hampshire (0.2%)
New Hampshire GO	5.000%	8/15/14	2,500	2,653
New Hampshire GO	5.000%	2/15/15	1,285	1,391
New Hampshire GO	5.000%	8/15/15	5,000	5,519
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) TOB VRDO	0.220%	5/7/13		—
1 New Hampshire Health & Education Facilities Authority Revenue (LRGHealthcare) TOB VRDO	0.280%	5/7/13	15,645	15,645
				25,208
New Jersey (3.2%)
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.500%	11/1/14 (4)	6,725	7,251
Middlesex County NJ COP	5.500%	10/15/14	1,235	1,327
Middlesex County NJ COP	5.500%	10/15/15	1,305	1,462
Monroe Township NJ Board of Education GO	4.000%	8/1/17	1,085	1,224
Monroe Township NJ Board of Education GO	4.000%	8/1/18	2,070	2,371
New Jersey Building Authority Revenue	5.000%	12/15/13	11,710	12,059
New Jersey COP	5.000%	6/15/13	5,000	5,030
New Jersey COP	5.000%	6/15/14	5,120	5,382
New Jersey Economic Development Authority Revenue	5.000%	3/1/18	14,425	17,063
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/14	4,500	4,722
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/16	13,500	15,111
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/17	5,000	5,714
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/18	3,235	3,762
2 New Jersey Economic Development Authority Revenue (School Facilities Construction)	0.800%	2/1/15	9,000	9,011
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/15	5,000	5,523
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/15	12,000	13,255
2 New Jersey Economic Development Authority Revenue (School Facilities Construction)	1.920%	2/1/16	9,500	9,715
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/16	5,000	5,718
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16	5,290	6,108
2 New Jersey Economic Development Authority Revenue (School Facilities Construction)	1.120%	2/1/17	14,000	14,027
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/18	2,500	2,749
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	5.500%	12/1/13	8,200	8,437
New Jersey Health Care Facilities Financing Authority Department of Human Services Revenue
(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/15	7,880	8,697
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	4.000%	7/1/13	1,000	1,006
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/14	2,000	2,103
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/15	2,000	2,184
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/16	2,000	2,258
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/17	2,000	2,319
New Jersey Health Care Facilities Financing Authority Revenue
(St. Barnabas Health Care System)	5.000%	7/1/13	3,035	3,059

13

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Higher Education Assistance Authority Student Loan Revenue	4.000%	12/1/13	8,470	8,643
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/13	2,500	2,566
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,761
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.000%	6/15/13 (ETM)	1,000	1,005
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/13 (4)	5,705	5,893
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/16	2,000	2,262
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/17	3,000	3,483
1	New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.210%	5/7/13	5,400	5,400
1	New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.470%	5/7/13	10,700	10,700
[2,3]	New Jersey Turnpike Authority Revenue	0.000%	1/1/17	30,000	30,003
[1,2]	New Jersey Turnpike Authority Revenue PUT	0.970%	12/22/14	2,500	2,498
[1,2]	New Jersey Turnpike Authority Revenue PUT	0.970%	12/22/14	20,000	19,965
[2,3]	New Jersey Turnpike Authority Revenue PUT	0.000%	1/1/16	20,000	20,004
[2,3]	New Jersey Turnpike Authority Revenue PUT	0.000%	1/1/17	20,000	20,006
1	New Jersey Turnpike Authority Revenue TOB VRDO	0.420%	5/7/13 (4)	6,500	6,500
	New Jersey Turnpike Authority Revenue VRDO	0.470%	5/7/13 (4)	10,000	10,000
	Tobacco Settlement Financing Corp. New Jersey Revenue	6.250%	6/1/13 (Prere.)	14,000	14,073
	Tobacco Settlement Financing Corp. New Jersey Revenue	6.375%	6/1/13 (Prere.)	16,385	16,472
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/14	2,500	2,605
					363,486
New Mexico (1.0%)
	Farmington NM Pollution Control Revenue (El Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,578
	New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/15	4,400	4,759
	New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/15	3,800	4,140
	New Mexico GO	5.000%	3/1/14	9,405	9,782
	New Mexico Hospital Equipment Loan Council Hospital System Revenue
	(Presbyterian Healthcare Services) VRDO	0.210%	5/7/13	26,990	26,990
	New Mexico Hospital Equipment Loan Council Hospital System Revenue
	(Presbyterian Healthcare Services) VRDO	0.220%	5/7/13	13,000	13,000
	New Mexico Severance Tax Revenue	5.000%	7/1/13	27,900	28,129
	New Mexico Severance Tax Revenue	5.000%	7/1/15	5,815	6,400
	New Mexico Severance Tax Revenue	5.000%	7/1/15	9,150	10,071
	New Mexico Severance Tax Revenue	5.000%	7/1/16	7,545	8,616
					116,465
New York (14.5%)
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/13	1,350	1,350
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/13	4,620	4,621
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/14	1,000	1,047
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/15	1,000	1,091
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/16	1,000	1,131
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/17	3,435	3,991
1	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project) TOB VRDO	0.240%	5/7/13	4,265	4,265
	Geneva NY Industrial Development Agency Civic Facility Revenue
	(Colleges of the Seneca Project) VRDO	0.230%	5/7/13 LOC	7,770	7,770
	Long Island NY Power Authority Electric System Revenue	5.000%	5/1/14	8,000	8,365
	Long Island NY Power Authority Electric System Revenue	5.000%	5/1/15	8,320	9,045
	Long Island NY Power Authority Electric System Revenue	5.000%	5/1/15 (14)	1,000	1,087
	Long Island NY Power Authority Electric System Revenue	5.000%	5/1/16	4,315	4,861
	Monroe County NY Industrial Development Agency Civic Facility Revenue
	(Monroe Community College) VRDO	0.230%	5/7/13 LOC	3,465	3,465
	Monroe County NY Industrial Development Agency School Facility Revenue
	(Rochester Schools Modernization Project)	5.000%	5/1/14	1,795	1,879
	Monroe County NY Industrial Development Agency School Facility Revenue
	(Rochester Schools Modernization Project)	5.000%	5/1/17	3,730	4,301
	Monroe County NY Industrial Development Agency School Facility Revenue
	(Rochester Schools Modernization Project)	5.000%	5/1/18	2,000	2,360
	Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	3.000%	12/1/14	600	624
	Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	3.000%	12/1/15	500	531
	Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.220%	5/7/13	28,200	28,200
	Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.220%	5/7/13	25,900	25,900
	Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.220%	5/7/13	41,500	41,500
	Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.240%	5/7/13	10,000	10,000
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue
	(Catholic Health Services)	5.000%	7/1/15	750	817

14

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	3.000%	7/1/13	660	663
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	4.000%	7/1/15	960	1,023
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/17	1,320	1,516
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	4.000%	7/1/17	1,500	1,653
Nassau County NY TAN	2.000%	9/30/13	15,615	15,715
Nassau NY Health Care Corp. RAN	2.250%	12/15/13 (4)	7,500	7,587
New York City NY GO	0.447%	5/3/13 (4)	17,900	17,900
New York City NY GO	0.390%	5/6/13 (4)	26,775	26,775
New York City NY GO	0.550%	5/6/13 (12)	13,800	13,800
New York City NY GO	0.470%	5/1/13 (4)	33,400	33,400
New York City NY GO	5.000%	2/1/14 (ETM)	2,195	2,274
New York City NY GO	5.000%	2/1/14	1,305	1,352
New York City NY GO	5.000%	8/1/14	11,525	12,206
New York City NY GO	5.000%	8/1/14	10,000	10,591
New York City NY GO	2.000%	8/1/15	8,285	8,574
New York City NY GO	4.000%	8/1/15	5,985	6,462
New York City NY GO	5.000%	8/1/15	1,500	1,653
New York City NY GO	5.000%	8/1/15	8,000	8,817
New York City NY GO	5.250%	8/1/15	1,495	1,551
New York City NY GO	5.250%	8/1/15	10,805	11,480
New York City NY GO	5.500%	8/1/15	425	427
New York City NY GO	5.000%	8/1/16	5,000	5,699
New York City NY GO	5.000%	8/1/18	3,250	3,908
New York City NY GO	5.000%	8/1/19	15,000	18,377
2 New York City NY GO	0.600%	8/1/21	4,700	4,704
2 New York City NY GO	0.690%	8/1/21	6,325	6,341
2 New York City NY GO	0.770%	8/1/25	5,500	5,528
New York City NY GO ARS	0.450%	5/3/13 (12)	500	500
1 New York City NY GO TOB VRDO	0.240%	5/7/13	6,845	6,845
1 New York City NY GO TOB VRDO	0.250%	5/7/13	8,250	8,250
New York City NY GO VRDO	0.210%	5/1/13 LOC	1,100	1,100
New York City NY GO VRDO	0.220%	5/1/13 LOC	2,000	2,000
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/15	1,500	1,620
New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.900%	11/1/14	4,000	4,019
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.150%	11/1/15	17,000	17,078
New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.950%	5/1/16	30,000	30,054
New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.500%	12/27/13	11,700	11,730
1 New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.240%	5/7/13	6,400	6,400
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/15 (4)	5,100	5,371
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.180%	5/1/13	1,805	1,805
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.220%	5/7/13	3,000	3,000
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.220%	5/7/13	5,115	5,115
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.220%	5/7/13	5,840	5,840
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.220%	5/7/13	2,970	2,970
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.250%	5/7/13	3,920	3,920
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.250%	5/7/13	5,675	5,675
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.230%	5/7/13	5,000	5,000
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.260%	5/7/13	25,650	25,650
New York City NY Transitional Finance Authority Future Tax Revenue	0.490%	5/3/13 (4)	55,600	55,600
New York City NY Transitional Finance Authority Future Tax Revenue	0.250%	5/2/13 (4)	16,800	16,800
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/13 (ETM)	26,990	27,633
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/13	17,345	17,765
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14 (ETM)	9,460	10,101
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14	16,290	17,440
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15 (ETM)	1,070	1,186
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	8,930	9,943
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/16	1,000	1,124
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	4,000	4,616
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	10,000	11,540
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.180%	5/1/13	5,520	5,520
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.240%	5/7/13	2,200	2,200

15

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.240%	5/7/13	8,900	8,900
New York City NY Trust for Cultural Resources Revenue (Museum of Modern Art)	4.000%	8/1/17	6,250	7,094
1 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.240%	5/7/13	28,380	28,380
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/13 (Prere.)	5,000	5,135
New York Metropolitan Transportation Authority Revenue	3.000%	11/15/14	1,225	1,276
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/14	3,000	3,172
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/14	3,500	3,754
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/14	2,675	2,869
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/15	3,895	4,232
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/15	8,000	8,693
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/15	3,030	3,293
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/15	2,355	2,618
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/15	5,130	5,704
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/15	5,435	6,043
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/16	2,650	3,042
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	12,500	14,719
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	1,190	1,401
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	3,500	4,203
1 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.220%	5/7/13 (13)	20,000	20,000
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.770%	11/1/13	17,000	17,003
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.900%	11/1/14	6,320	6,326
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	3.000%	11/15/13	725	736
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	4.000%	11/15/14	1,000	1,057
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/15	2,000	2,224
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/15	1,300	1,445
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	4.000%	11/15/16	1,000	1,113
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/16	2,250	2,583
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/17	1,200	1,413
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/13	27,460	28,151
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/14	3,585	3,829
2 New York Metropolitan Transportation Authority Revenue PUT	0.556%	11/1/14	19,950	19,956
2 New York Metropolitan Transportation Authority Revenue PUT	0.666%	11/1/15	15,000	15,009
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.230%	5/7/13 (13)	19,780	19,780
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.370%	5/7/13 (12)	22,095	22,095
1 New York State Dormitory Authority Lease Revenue
(State University Dormitory Facilities) TOB VRDO	0.240%	5/7/13	8,995	8,995
1 New York State Dormitory Authority Lease Revenue
(State University Dormitory Facilities) TOB VRDO	0.240%	5/7/13	7,500	7,500
New York State Dormitory Authority Revenue (Brooklyn Law School)	4.000%	7/1/15	760	812
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/16	500	562
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/15	11,410	12,540
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/16 (14)	5,000	5,489
New York State Dormitory Authority Revenue (Cornell University) VRDO	0.220%	5/7/13	22,300	22,300
New York State Dormitory Authority Revenue (Cornell University) VRDO	0.220%	5/7/13	4,880	4,880
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/15 (ETM)	10	11
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/15	2,435	2,634
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/15 (ETM)	15	17
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/15	5,110	5,636
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/13	2,000	2,016
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/14	2,000	2,102
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/15	1,095	1,190
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/15	2,450	2,663
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/16	1,725	1,939
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/17	2,000	2,304
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/18	2,500	2,952
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/14	9,660	10,069
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/15 (ETM)	10	11
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/15	14,115	15,300
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/16	10,240	11,539
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.240%	5/7/13	5,000	5,000
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.250%	5/7/13	2,820	2,820
New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.230%	5/7/13	16,800	16,800
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/13	2,220	2,255
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/14	3,300	3,466
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/14 (4)	2,375	2,499
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/14	2,000	2,101
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/15	3,000	3,314
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/15 (4)	4,600	5,100

16

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16	10,205	11,588
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,734
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16 (4)	2,500	2,867
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17 (4)	3,300	3,885
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	3,445	4,017
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	2,160	2,567
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/13	15,095	15,219
New York State Dormitory Authority Revenue (Service Contract)	4.000%	7/1/14	1,270	1,324
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.125%	3/15/15	7,000	7,127
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	5,000	5,008
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	5,000	5,011
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/15	1,200	1,264
New York State Environmental Facilities Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	0.550%	7/1/13	3,500	3,500
New York State Housing Finance Agency Housing Revenue (320 West 38th Street) VRDO	0.220%	5/7/13 LOC	20,000	20,000
New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	0.210%	5/7/13	6,425	6,425
1 New York State Local Government Assistance Corp. Revenue TOB VRDO	0.250%	5/7/13	3,340	3,340
New York State Local Government Assistance Corp. Revenue VRDO	0.220%	5/7/13	18,100	18,100
New York State Thruway Authority Revenue	4.000%	1/1/15	2,000	2,114
New York State Thruway Authority Revenue	5.000%	1/1/17	2,000	2,301
New York State Thruway Authority Revenue	5.000%	1/1/18	1,500	1,772
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	4.000%	4/1/14	2,500	2,588
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	4.000%	4/1/14	2,665	2,759
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	4.000%	4/1/14	16,675	17,247
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	4.000%	4/1/15	2,840	3,037
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	4.000%	4/1/15	8,500	9,082
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/15	15,000	16,314
New York State Thruway Authority Revenue (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/15	7,000	7,623
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/14	27,460	29,577
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/15	27,900	30,053
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	25,000	27,930
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.230%	5/7/13	4,225	4,225
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.230%	5/7/13	9,200	9,200
Onondaga County NY Industrial Development Agency Civic Facility Revenue
(Syracuse University Project) VRDO	0.210%	5/7/13 LOC	23,065	23,065
Suffolk County New York RAN	2.000%	3/27/14	20,000	20,257
3 Suffolk County NY BAN	2.000%	5/2/14	10,000	10,143
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/16	1,250	1,409
Suffolk County NY TAN	2.000%	8/14/13	30,000	30,138
Syracuse NY Industrial Development Agency Civic Facility Revenue
(Syracuse University Project) VRDO	0.210%	5/7/13 LOC	3,800	3,800
Tobacco Settlement Financing Corp. New York Revenue	4.000%	6/1/13	11,000	11,036
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/14	19,900	20,928
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/15	15,000	16,432
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/15	6,500	7,296
2 Triborough Bridge & Tunnel Authority New York Revenue PUT	0.386%	1/1/14	24,600	24,612
1 Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.210%	5/7/13	9,500	9,500
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/13	3,355	3,432
Yonkers NY GO	3.000%	7/1/16	1,300	1,375
Yonkers NY GO	3.000%	8/15/16	675	715
Yonkers NY GO	3.000%	7/1/17	1,005	1,070
Yonkers NY GO	3.000%	8/15/17	510	544
				1,646,201
North Carolina (1.3%)
Charlotte NC Airport Revenue	5.000%	7/1/14	2,485	2,617
Charlotte NC GO	5.000%	7/1/15	850	936
Charlotte NC GO	5.000%	7/1/18	5,000	6,064
Charlotte NC Water & Sewer System Revenue	4.000%	12/1/15	2,140	2,336
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/16	1,390	1,610
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.000%	1/15/16	530	589
1 Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System) TOB VRDO	0.220%	5/7/13	3,350	3,350
1 Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.250%	5/7/13 (4)	5,025	5,025
1 Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.250%	5/7/13 (4)	6,565	6,565
Mecklenburg County NC Public Facilities Corp. Revenue (Annual Appropriation)	5.000%	3/1/14	5,005	5,205

17

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.220%	5/7/13	26,365	26,365
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.240%	5/7/13 LOC	2,355	2,355
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/14	2,170	2,238
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/15	2,000	2,152
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/15	5,000	5,379
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17	5,000	5,746
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17	7,055	8,108
North Carolina GO	5.000%	3/1/15 (Prere.)	4,710	5,110
North Carolina GO	5.000%	3/1/17	290	315
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	4.000%	10/1/17	3,610	4,071
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/18	3,780	4,516
2 North Carolina Medical Care Commission Health Care Facilities Revenue
(Wake Forest Baptist Obligated Group) PUT	0.960%	12/1/17	2,500	2,500
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	2.000%	10/1/13	1,000	1,007
North Carolina Medical Care Commission Health Systems Revenue (Catholic Health East) VRDO	0.230%	5/7/13 LOC	1,930	1,930
North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System)	4.000%	10/1/13	1,055	1,072
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/13	1,560	1,567
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/14	2,815	2,962
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/15	1,500	1,644
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/17	620	691
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/18	500	566
North Carolina Municipal Power Agency Revenue	5.000%	1/1/15	5,650	6,083
North Carolina Municipal Power Agency Revenue	5.000%	1/1/16	5,000	5,587
North Carolina Turnpike Authority Revenue	3.000%	7/1/13	1,205	1,211
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/14	3,230	3,435
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/15	1,680	1,855
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/16	1,250	1,426
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/18	1,695	2,035
Wake County NC GO	4.000%	2/1/14	16,060	16,519
				152,742
Ohio (4.1%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Akron General Health System) VRDO	0.260%	5/7/13 LOC	6,900	6,900
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/13	21,675	22,011
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.200%	5/7/13 LOC	10,000	10,000
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/17	1,000	1,147
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,737
Central OH Solid Waste Authority Revenue	4.000%	12/1/16	1,700	1,896
Central OH Solid Waste Authority Revenue	4.000%	12/1/17	1,675	1,909
Cleveland State University Ohio General Receipts Revenue	4.000%	6/1/14	500	520
Cleveland-Cuyahoga County OH Port Authority Revenue
(Carnegie/89th Garage & Service Center LLC Project) VRDO	0.210%	5/7/13 LOC	34,155	34,155
Cleveland-Cuyahoga County OH Port Authority Revenue
(Cleveland Museum of Art Project) VRDO	0.220%	5/7/13	11,100	11,100
Cleveland-Cuyahoga County OH Port Authority Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.210%	5/7/13 LOC	12,500	12,500
Columbus OH GO	5.000%	7/1/15	3,000	3,303
Columbus OH GO	5.000%	7/1/15	2,310	2,544
Columbus OH GO	5.000%	7/1/16	6,760	7,727
Dayton OH City School District GO	4.000%	11/1/16	3,000	3,342
2 Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT	0.670%	6/3/13	10,000	10,002
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.200%	5/7/13	15,845	15,845
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.220%	5/7/13	15,545	15,545
Hocking Technical College District Ohio (Residence Hall Facilities Project) COP VRDO	0.210%	5/7/13 LOC	19,010	19,010
Middletown OH Hospital Facilities Revenue (Atrium Medical Center) VRDO	0.260%	5/7/13 LOC	28,585	28,585
Montgomery County OH Revenue (Catholic Health Initiatives) PUT	5.000%	11/12/13	8,000	8,199
1 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.210%	5/7/13	33,685	33,685
Montgomery County OH Revenue (Catholic Health Initiatives) VRDO	0.220%	5/7/13	18,300	18,300
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.170%	5/1/13	3,000	3,000
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	5.875%	6/1/16	3,950	4,423
Ohio Air Quality Development Authority Revenue (Columbus Southern Power Co. Project) PUT	3.875%	6/1/14	3,500	3,596
Ohio Air Quality Development Authority Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,400	5,512
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/14	6,085	6,480
Ohio Common Schools GO	5.000%	3/15/18	10,860	12,986
Ohio Conservation Projects GO	5.000%	8/1/14	15,000	15,887
Ohio GO	5.000%	9/15/14	10,000	10,654

18

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio GO	5.000%	9/15/15	10,000	11,097
Ohio GO	5.000%	9/15/16	10,000	11,481
1 Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) TOB VRDO	0.240%	5/7/13	6,275	6,275
Ohio Higher Educational Facility Commission Revenue (Marietta College Project) VRDO	0.210%	5/7/13 LOC	2,170	2,170
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	10/1/14	3,000	3,197
Ohio Higher Educational Facility Commission Revenue
(University Hospitals Health System Inc.) VRDO	0.230%	5/7/13 LOC	24,075	24,075
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	4.000%	12/1/13	1,600	1,631
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/14	1,000	1,067
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/15	1,000	1,103
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	4.000%	12/1/16	625	685
Ohio Higher Educational Facility Revenue (Ohio Dominican University) VRDO	0.220%	5/7/13 LOC	9,000	9,000
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.240%	5/7/13	12,800	12,800
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/14	625	645
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/15	500	535
Ohio State University General Receipts Revenue	5.000%	6/1/13 (ETM)	105	105
Ohio State University General Receipts Revenue	5.000%	6/1/13	1,045	1,049
1 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.450%	5/7/13	9,860	9,860
2 Ohio Water Development Authority Pollution Control Revenue (Water Quality) PUT	0.620%	7/15/15	10,000	10,001
Ohio Water Development Authority Solid Waste Disposal Revenue (Waste Management Project)	1.750%	6/1/13	3,100	3,104
Ohio Water Development Authority Solid Waste Disposal Revenue
(Waste Management Project) PUT	0.600%	7/1/13	2,250	2,250
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.000%	12/1/15	2,380	2,610
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.000%	12/1/16	2,495	2,811
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.250%	12/1/17	2,215	2,577
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.250%	12/1/18	1,000	1,187
South-Western City OH School District GO	3.000%	12/1/15	1,000	1,065
1 South-Western City OH School District GO TOB VRDO	0.220%	5/7/13	3,800	3,800
University of Akron Ohio General Receipts Revenue	5.000%	1/1/14 (4)	2,440	2,516
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/14	3,000	3,153
University of Cincinnati Ohio General Receipts Revenue	4.000%	6/1/15	1,515	1,626
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/17	2,180	2,538
Wright State University Ohio General Revenue	3.000%	5/1/13	335	335
Wright State University Ohio General Revenue	4.000%	5/1/15	1,140	1,216
Wright State University Ohio General Revenue	5.000%	5/1/17	1,195	1,370
				471,434
Oklahoma (0.3%)
1 Grand River Dam Authority Oklahoma Revenue TOB VRDO	0.230%	5/7/13 (13)	26,100	26,100
2 Oklahoma Municipal Power Authority Power Supply System Revenue PUT	0.970%	8/1/13	5,785	5,787
1 Tulsa County OK Industrial Authority Health Care Revenue
(St. Francis Health System Inc.) TOB VRDO	0.220%	5/7/13	7,041	7,041
				38,928
Oregon (0.7%)
Gilliam County OR Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	2.000%	9/2/14	10,000	10,088
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/14	2,000	2,088
Oregon Facilities Authority Revenue (Legacy Health Project)	4.000%	5/1/13	1,285	1,285
Oregon Facilities Authority Revenue (Legacy Health Project)	4.000%	5/1/14	1,150	1,189
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/15	2,350	2,542
Oregon Facilities Authority Revenue (PeaceHealth)	4.000%	11/1/13	500	509
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/14	1,050	1,090
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/15	1,500	1,615
Oregon GO	5.000%	5/1/16	2,000	2,269
Oregon GO	5.000%	5/1/16	3,500	3,971
Oregon GO	5.000%	11/1/16	3,000	3,465
Oregon GO	5.000%	5/1/18	1,125	1,353
Oregon GO	5.000%	5/1/18	1,500	1,805
Oregon GO	5.000%	11/1/18	3,750	4,570
Oregon Health & Science University Revenue	4.000%	7/1/14	1,000	1,040
Oregon Health & Science University Revenue	5.000%	7/1/16	500	564
Oregon Health & Science University Revenue	5.000%	7/1/18	1,000	1,186
3 Portland OR Water System Revenue	5.000%	10/1/15	6,000	6,659
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/16	10,500	11,016
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	8,300	9,094
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,250	4,568
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	5,000	5,795
				77,761
Pennsylvania (6.4%)
Allegheny County PA Higher Education Building Authority University Revenue
(Carnegie Mellon University)	5.000%	3/1/15	5,780	6,267

				19

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/13	13,000	13,026
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	3.000%	10/15/13	1,000	1,012
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/14	10,500	11,014
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	6/15/14	1,500	1,580
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	3.000%	10/15/14	1,000	1,039
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/15	8,350	9,103
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	4.000%	10/15/15	750	813
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	10/15/16	1,025	1,173
2 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) PUT	1.270%	8/1/13	10,000	10,008
1 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.240%	5/7/13	39,400	39,400
Allegheny County PA Industrial Development Authority Revenue
(Western Pennsylvania School for Blind Children) VRDO	0.220%	5/7/13	3,900	3,900
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	10,000	10,109
Commonwealth Financing Authority Pennsylvania Revenue	4.000%	6/1/16	650	715
Delaware County PA GO	5.000%	10/1/14	3,905	4,164
Delaware River Port Authority Pennsylvania & New Jersey Revenue	3.000%	1/1/14	5,790	5,882
Delaware River Port Authority Pennsylvania & New Jersey Revenue	4.000%	1/1/15	1,000	1,048
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/16	1,215	1,334
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/17	1,070	1,202
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.200%	5/7/13 LOC	15,200	15,200
1 Geisinger Health System Authority of Pennsylvania Revenue TOB VRDO	0.240%	5/7/13	5,000	5,000
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/13	2,000	2,008
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/14	2,670	2,790
Northampton County PA General Purpose Authority University Revenue
(Lafayette College) VRDO	0.220%	5/7/13	14,290	14,290
Northampton County PA General Purpose Authority University Revenue
(Lafayette College) VRDO	0.240%	5/7/13	9,070	9,070
Northampton County PA General Purpose Authority University Revenue
(Lafayette College) VRDO	0.240%	5/7/13	13,700	13,700
1 Northampton County PA General Purpose Authority University Revenue
(Lehigh University) TOB VRDO	0.220%	5/7/13 LOC	10,000	10,000
Northampton County PA General Purpose Authority University Revenue
(Lehigh University) VRDO	0.200%	5/7/13	8,770	8,770
Northampton County PA General Purpose Authority University Revenue
(Lehigh University) VRDO	0.200%	5/7/13	8,730	8,730
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	10,750	11,191
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	5,000	5,205
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	4,250	4,424
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	2.750%	9/1/13	4,500	4,534
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.750%	12/1/15	4,250	4,338
Pennsylvania Economic Development Financing Authority
Unemployment Compensation Revenue	5.000%	1/1/22	8,000	9,304
Pennsylvania Economic Development Financing Authority
Unemployment Compensation Revenue	5.000%	7/1/22	15,000	16,996
Pennsylvania GO	4.000%	7/15/13	16,995	17,131
Pennsylvania GO	5.000%	9/1/13	4,300	4,370
Pennsylvania GO	5.000%	9/1/14 (4)	12,000	12,763
Pennsylvania GO	5.000%	4/1/15	32,880	35,806
Pennsylvania GO	5.000%	7/1/15 (14)	2,380	2,399
Pennsylvania GO	5.000%	9/1/15 (4)	34,225	36,398
Pennsylvania GO	5.000%	4/1/18	35,410	42,466
Pennsylvania GO	5.000%	7/1/18	2,675	3,229
Pennsylvania GO	5.000%	11/15/18	2,885	3,516

20

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University) VRDO	0.200%	5/7/13 LOC	5,040	5,040
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/16 (2)	2,000	2,197
1 Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System) TOB VRDO	0.220%	5/7/13	5,315	5,315
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/15	4,250	4,641
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/13	13,945	14,028
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/13	3,000	3,018
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/14	8,000	8,416
1 Pennsylvania State University Revenue TOB VRDO	0.570%	5/7/13	12,605	12,605
1 Pennsylvania Turnpike Commission Registration Fee Revenue TOB VRDO	0.310%	5/7/13 (4)	9,705	9,705
2 Pennsylvania Turnpike Commission Revenue	0.730%	6/1/13	3,820	3,820
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/14	16,945	17,786
2 Pennsylvania Turnpike Commission Revenue	0.770%	12/1/16	8,000	8,006
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/16	3,150	3,591
2 Pennsylvania Turnpike Commission Revenue	0.820%	12/1/17	10,000	10,015
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	0.340%	5/7/13 (12)	3,245	3,245
Pennsylvania Turnpike Commission Revenue VRDO	0.240%	5/7/13	26,428	26,427
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/13	3,260	3,307
Philadelphia PA Airport Revenue	5.000%	6/15/14	1,000	1,049
Philadelphia PA Airport Revenue	5.000%	6/15/15	3,100	3,375
Philadelphia PA Authority for Industrial Development Revenue (Inglis House Project) VRDO	0.220%	5/7/13	5,400	5,400
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	2,880	3,155
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.170%	5/1/13	3,000	3,000
Philadelphia PA Industrial Development Authority Lease Revenue VRDO	0.200%	5/7/13 LOC	23,150	23,150
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	5,000	5,668
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	0.420%	5/7/13 (4)	70,460	70,460
Pittsburgh PA Water & Sewer Authority Revenue PUT	1.400%	9/1/15 (4)	6,000	6,033
Pittsburgh PA Water & Sewer Authority Revenue VRDO	0.350%	5/7/13 (4)	31,625	31,625
St. Mary’s Hospital Authority Bucks County PA Revenue (Catholic Health Initiatives) VRDO	0.280%	5/7/13	5,700	5,700
West Chester University Student Housing Revenue BAN	1.600%	2/1/15	2,250	2,261
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	3.500%	7/1/13	1,830	1,840
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	4.000%	7/1/14	1,380	1,433
				731,728
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/15 (4)	10,000	10,732
Puerto Rico Government Development Bank Revenue	4.750%	12/1/15 (14)	1,100	1,115
				11,847
South Carolina (0.8%)
Charleston County SC GO	5.250%	11/1/15	3,270	3,666
2 Charleston SC Waterworks & Sewer Capital Improvement Revenue PUT	0.810%	1/1/18	8,770	8,814
Greenville County SC School District GO	5.000%	12/1/15	5,000	5,575
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/15	1,100	1,210
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/16	1,750	1,983
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/15	2,000	2,143
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	1,805	2,002
South Carolina GO	5.000%	4/1/16	1,450	1,641
South Carolina GO	5.000%	4/1/16	7,260	8,218
South Carolina GO	5.000%	4/1/16	30	34
South Carolina GO	5.000%	4/1/16	6,475	7,330
South Carolina GO	5.000%	4/1/16	2,275	2,575
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/14	2,000	2,067
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/15	1,000	1,071
South Carolina Jobs Economic Development Authority Revenue
(Bon Secours Health System Inc.)	4.000%	11/1/15	250	267
South Carolina Jobs Economic Development Authority Revenue
(Waste Management of South Carolina Inc. Project)	2.875%	2/1/15	2,000	2,043
South Carolina Ports Authority Revenue	4.000%	7/1/13	1,000	1,006
South Carolina Ports Authority Revenue	4.000%	7/1/15	2,355	2,528
South Carolina Public Service Authority Revenue	5.000%	1/1/14	3,000	3,096
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/14	4,980	5,312
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/14	14,220	15,168
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/15	8,870	9,839
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/15 (2)	4,295	4,790
				92,378

21

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tennessee (1.8%)
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/19	2,925	3,465
Memphis TN Electric System Revenue	5.000%	12/1/13 (14)	5,200	5,348
Memphis TN Electric System Revenue	5.000%	12/1/14	31,205	33,555
Memphis TN Electric System Revenue	5.000%	12/1/15	25,000	27,974
2 Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Vanderbilt University) PUT	0.620%	10/1/15	36,500	36,500
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/17	5,500	6,407
Metropolitan Government of Nashville TN Airport Authority Improvement Revenue	4.000%	7/1/14 (4)	4,450	4,628
Shelby County TN GO VRDO	0.220%	5/7/13	12,590	12,590
Shelby County TN GO VRDO	0.250%	5/7/13	30,790	30,790
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/13	9,600	9,751
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/14	2,630	2,790
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.420%	5/1/13 (4)	15,000	15,000
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.420%	5/1/13 (4)	9,000	9,000
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/15	2,170	2,360
Tennessee GO	5.000%	5/1/14	3,300	3,458
Tennessee School Bond Authority Revenue	5.000%	5/1/13	5,460	5,461
				209,077
Texas (10.9%)
Austin TX Water & Wastewater System Revenue	5.000%	11/15/14	2,000	2,143
1 Brownsville TX Utility System Revenue TOB VRDO	0.350%	5/7/13 (4)	6,060	6,060
3 Central Texas Regional Mobility Authority Revenue	3.000%	1/1/14	200	203
3 Central Texas Regional Mobility Authority Revenue	4.000%	1/1/15	325	341
3 Central Texas Regional Mobility Authority Revenue	5.000%	1/1/16	1,000	1,100
3 Central Texas Regional Mobility Authority Revenue	5.000%	1/1/17	500	564
3 Central Texas Regional Mobility Authority Revenue	5.000%	1/1/18	250	287
3 Central Texas Regional Mobility Authority Revenue PUT	3.000%	1/4/16	2,750	2,842
1 Corpus Christi TX Utility Systems Revenue TOB VRDO	0.300%	5/7/13 (4)	5,130	5,130
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.220%	5/7/13	5,400	5,400
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/13 (12)	2,775	2,810
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/14 (12)	2,775	2,928
Dallas TX GO	5.000%	2/15/14	3,900	4,049
Dallas TX GO	5.000%	2/15/15	6,295	6,823
Dallas TX Independent School District GO	5.000%	2/15/15	4,990	5,407
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/13	4,000	4,096
Denton TX Independent School District GO PUT	2.125%	8/1/15	7,220	7,444
Denton TX Independent School District GO VRDO	0.230%	5/7/13	34,550	34,550
Eagle Mountain & Saginaw TX Independent School District GO PUT	2.500%	8/1/14	11,140	11,440
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/16	1,300	1,460
Frisco TX GO	4.000%	2/15/15	1,580	1,681
Gulf Coast TX Waste Disposal Authority Environmental Facilities Revenue
(BP Products North America Project) PUT	2.300%	9/3/13	5,000	5,033
Gulf Coast TX Waste Disposal Authority Environmental Facilities Revenue
(BP Products North America Project) PUT	2.300%	9/3/13	9,000	9,051
2 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	0.420%	6/1/14	2,100	2,100
2 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	0.520%	6/1/15	1,700	1,700
2 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	0.620%	6/1/16	2,000	2,000
2 Harris County TX Cultural Education Facilities Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) PUT	1.270%	11/15/15	8,000	8,026
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/14	5,915	6,128
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/13	835	856
Harris County TX GO	6.000%	8/1/14 (14)	23,045	24,707
1 Harris County TX GO TOB VRDO	0.230%	5/7/13 (13)	9,600	9,600
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Texas Children’s Hospital) VRDO	0.180%	5/1/13	30,000	30,000
1 Harris County TX Health Facilities Development Corp. Revenue
(Sisters of Charity of the Incarnate Word) TOB VRDO	0.180%	5/1/13 (ETM)	8,000	8,000
Harris County TX Health Facilities Development Corp. Revenue
(St. Luke’s Episcopal Hospital) VRDO	0.230%	5/7/13	30,000	30,000
2 Harris County TX Toll Road Revenue	0.850%	8/15/17	3,150	3,151

22

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Houston TX Airport System Revenue	5.000%	7/1/14	2,000	2,107
Houston TX Airport System Revenue	5.000%	7/1/15	2,000	2,191
3 Houston TX GO	3.000%	3/1/15	8,835	9,252
3 Houston TX GO	4.000%	3/1/16	2,900	3,179
3 Houston TX GO	4.000%	3/1/17	9,000	10,111
3 Houston TX GO	5.000%	3/1/18	11,835	14,106
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) VRDO	0.220%	5/7/13	13,755	13,755
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/13	3,000	3,048
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/14	2,000	2,124
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/14	1,300	1,381
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/16	2,435	2,738
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/16	8,310	9,342
Houston TX Independent School District GO PUT	2.000%	6/1/14	11,370	11,555
Houston TX Independent School District GO PUT	2.500%	6/1/15	7,200	7,472
Houston TX Utility System Revenue	5.250%	5/15/14 (14)	2,500	2,629
Houston TX Utility System Revenue	5.250%	5/15/15 (14)	1,020	1,072
2 Houston TX Utility System Revenue PUT	0.770%	6/1/15	46,500	46,567
2 Houston TX Utility System Revenue PUT	0.820%	8/1/16	13,000	13,133
1 Houston TX Utility System Revenue TOB VRDO	0.220%	5/7/13	17,540	17,540
1 Houston TX Utility System Revenue TOB VRDO	0.240%	5/7/13	25,330	25,330
1 Houston TX Utility System Revenue TOB VRDO	0.240%	5/7/13	9,995	9,995
Katy TX Independent School District GO	5.000%	2/15/15	4,295	4,654
2 Katy TX Independent School District GO PUT	0.786%	8/15/15	25,000	25,059
Katy TX Independent School District GO PUT	1.600%	8/15/17	2,500	2,506
1 Lone Star College System Texas GO TOB VRDO	0.240%	5/7/13	2,800	2,800
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15 (ETM)	10	11
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15	2,140	2,337
Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/14	1,890	1,955
Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/15	1,125	1,201
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/13	1,000	1,008
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/14	1,510	1,587
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/15	4,000	4,354
Montgomery County TX (Pass-Through Toll Revenue)	5.000%	3/1/14 (12)	1,625	1,689
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/18	750	894
North Texas Tollway Authority System Revenue	4.000%	9/1/14	1,100	1,153
North Texas Tollway Authority System Revenue	4.000%	9/1/15	1,820	1,966
North Texas Tollway Authority System Revenue	5.000%	9/1/16	1,200	1,368
Northside TX Independent School District GO PUT	1.750%	6/1/13	19,200	19,225
Northside TX Independent School District GO PUT	0.950%	8/1/13	18,825	18,860
Northside TX Independent School District GO PUT	1.350%	6/1/14	20,985	21,180
Northside TX Independent School District GO PUT	1.900%	8/1/14	12,000	12,225
1 Northside TX Independent School District GO TOB VRDO	0.230%	5/7/13	5,225	5,225
1 Port Arthur TX Independent School District GO TOB VRDO	0.230%	5/7/13 (12)	9,125	9,125
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/15	1,000	1,088
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/14	1,000	1,060
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/16	2,000	2,256
San Antonio TX Electric & Gas Systems Revenue	5.500%	2/1/14	6,210	6,458
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/15	14,135	15,381
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/14	13,090	13,405
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/15	10,000	10,349
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/16	3,500	3,639
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.220%	5/7/13	11,985	11,985
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.240%	5/7/13	5,865	5,865
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Health Care System Project)	5.000%	11/15/14	1,600	1,715
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/13	1,155	1,164
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/14	1,785	1,871
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital Dallas) VRDO	0.210%	5/1/13 LOC	13,400	13,400
Tarrant County TX Health Facilities Development Corp. Hospital Revenue
(Cook Children’s Medical Center Project)	5.000%	12/1/15	1,580	1,760
Texas (Veterans Housing Assistance Program) GO VRDO	0.220%	5/7/13	16,700	16,700
Texas GO	5.000%	10/1/13	7,500	7,652
Texas GO	5.000%	10/1/14	8,470	9,043
Texas GO	5.000%	10/1/15	10,905	12,131
1 Texas GO TOB VRDO	0.180%	5/1/13	6,700	6,700
Texas GO TOB VRDO	0.180%	5/1/13	11,000	11,000
1 Texas GO TOB VRDO	0.180%	5/1/13	40,800	40,800
1 Texas GO TOB VRDO	0.220%	5/7/13	12,190	12,190
1 Texas GO TOB VRDO	0.220%	5/7/13	74,750	74,750

23

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Texas GO TOB VRDO	0.230%	5/7/13	12,140	12,140
1 Texas GO TOB VRDO	0.240%	5/7/13	17,875	17,875
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/17	4,000	4,457
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	22,050	24,682
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/18	4,500	5,075
4 Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/14	20,865	22,024
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/15	10,000	10,773
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/15	34,500	37,924
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/16	8,000	8,951
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/17	3,205	3,585
Texas TRAN	2.500%	8/30/13	110,000	110,848
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.230%	5/7/13	11,700	11,700
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.230%	5/7/13	21,925	21,925
Texas Transportation Commission Revenue PUT	1.250%	2/15/15	10,000	10,076
1 Texas Transportation Commission Revenue TOB VRDO	0.240%	5/7/13	7,495	7,495
Texas Water Development Board Revenue	5.000%	7/15/14	1,355	1,433
Texas Water Development Board Revenue	5.000%	7/15/14	5,260	5,564
University of North Texas Revenue	5.000%	4/15/15	880	958
University of North Texas Revenue	5.000%	4/15/16	1,000	1,128
University of North Texas Revenue	5.000%	4/15/17	725	844
University of Texas System Revenue Financing System Revenue	5.000%	8/15/13 (Prere.)	24,900	25,245
University of Texas System Revenue Financing System Revenue	5.000%	8/15/13 (Prere.)	10,000	10,139
				1,233,322
Utah (0.5%)
Intermountain Power Agency Utah Power Supply Revenue	5.500%	7/1/13 (Prere.)	2,125	2,144
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.180%	5/1/13	12,455	12,455
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/18	1,015	1,199
Utah Associated Municipal Power Systems Revenue (Payson Power Project)	4.000%	4/1/14	4,335	4,474
Utah Associated Municipal Power Systems Revenue (Payson Power Project)	4.000%	4/1/15	4,115	4,369
Utah Board of Regents Student Loan Revenue	4.000%	11/1/13	5,000	5,095
Utah Board of Regents Student Loan Revenue	4.000%	11/1/14	10,000	10,555
Utah GO	4.000%	7/1/14	10,740	11,215
Utah GO	5.000%	7/1/14	4,000	4,224
				55,730
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/14	3,350	3,514

Virginia (1.0%)
1 Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project) TOB VRDO	0.210%	5/7/13	2,355	2,355
Fairfax County VA Public Improvement GO	5.000%	10/1/16	5,575	6,199
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	4.000%	11/1/16	1,000	1,093
Louisa VA Industrial Development Authority Pollution Control Revenue
(Virginia Electric & Power Co. Project) PUT	5.375%	12/2/13	14,500	14,926
Norfolk VA BAN	3.000%	1/1/14	5,000	5,043
Norfolk VA Water Revenue	5.000%	11/1/18	725	881
1 Richmond VA Public Utility Revenue TOB VRDO	0.250%	5/7/13	4,990	4,990
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/16	1,765	1,997
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/17	3,500	4,049
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/18	11,615	14,048
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/14	4,080	4,324
Virginia Public Building Authority Revenue	5.000%	8/1/16	2,000	2,207
Virginia Public School Authority Revenue	5.000%	8/1/14	20,000	21,190
Virginia Public School Authority Revenue	5.000%	8/1/15	11,440	12,620
Virginia Small Business Financing Authority Health Care Facilities Revenue (Sentara Healthcare)	5.000%	11/1/13	3,505	3,587
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	2.375%	11/1/15	15,000	15,502
				115,011
Washington (2.4%)
1 Bellevue WA GO TOB VRDO	0.280%	5/7/13	5,445	5,445
1 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.240%	5/7/13	8,280	8,280
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,613
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/16 (2)	11,985	13,136
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/13	5,000	5,041
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/14	6,940	7,326
King County WA GO	5.000%	1/1/18	2,000	2,382
King County WA GO	5.000%	7/1/18	7,515	9,072
1 King County WA Sewer Revenue TOB VRDO	0.220%	5/7/13	25,315	25,315
1 Seattle WA Drain & Wastewater Revenue TOB VRDO	0.220%	5/7/13	8,100	8,100

24

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Spokane County WA School District No. 81 GO	5.125%	6/1/13 (Prere.)	4,985	5,006
1 TES Properties Washington Lease Revenue TOB VRDO	0.240%	5/7/13	10,120	10,120
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/13	5,050	5,091
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/13	9,215	9,328
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/14	9,440	10,000
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/18	1,995	2,378
Washington COP	3.000%	7/1/13	1,565	1,573
Washington COP	3.000%	7/1/14	1,500	1,548
Washington Economic Development Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14	5,000	5,044
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	13,957	16,773
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/19	39,645	48,538
Washington GO	5.000%	1/1/15 (2)	4,500	4,848
Washington GO	5.000%	1/1/16	5,000	5,594
1 Washington GO TOB VRDO	0.240%	5/7/13	6,325	6,325
1 Washington GO TOB VRDO	0.240%	5/7/13	6,145	6,145
1 Washington GO TOB VRDO	0.240%	5/7/13	5,030	5,030
1 Washington Health Care Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.240%	5/7/13	5,000	5,000
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/13	1,450	1,469
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/14	1,590	1,673
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	3.000%	10/1/14	1,000	1,038
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	4.000%	10/1/15	805	872
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/15	1,445	1,598
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/16	700	800
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/17	1,375	1,618
Washington Higher Education Facilities Authority Revenue (Whitman College Project) VRDO	0.210%	5/7/13	27,670	27,670
				270,789
West Virginia (0.4%)
Mason County WV Pollution Control Revenue (Appalachian Power Co. Project) PUT	2.000%	10/1/14	10,000	10,156
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/13	4,645	4,719
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	5,000	5,165
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/13	1,300	1,319
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/14	5,150	5,412
West Virginia University Revenue	5.000%	10/1/16	725	830
2 West Virginia University Revenue PUT	0.870%	10/1/14	12,500	12,510
				40,111
Wisconsin (1.4%)
Wisconsin GO	5.000%	5/1/14	6,490	6,802
Wisconsin GO	5.000%	5/1/15	10,000	10,927
Wisconsin GO	4.000%	11/1/16	6,000	6,706
Wisconsin Health & Educational Facilities Authority Health Care Facilities Revenue
(Luther Hospital)	5.000%	11/15/13	1,000	1,025
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/15	1,010	1,093
1 Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.250%	5/7/13	750	750
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/13	6,000	6,058
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/14	6,000	6,323
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,500	1,620
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	4.000%	7/15/15	700	747
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/15	6,000	6,536
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,235	1,412
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	4.750%	8/15/14	14,500	15,132
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College) VRDO	0.230%	5/7/13 LOC	9,965	9,965
Wisconsin Health & Educational Facilities Authority Revenue (Felician Services Inc.) VRDO	0.240%	5/7/13 LOC	20,000	20,000
Wisconsin Health & Educational Facilities Authority Revenue (Felician Services Inc.) VRDO	0.240%	5/7/13 LOC	3,540	3,540
Wisconsin Health & Educational Facilities Authority Revenue
(Froedtert & Community Health Inc. Obligated Group) VRDO	0.190%	5/1/13 LOC	2,490	2,490
Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran) VRDO	0.240%	5/7/13 LOC	7,000	7,000
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	8/15/16	1,345	1,527
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services, Inc.)	4.000%	8/15/15	1,100	1,185
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	4.000%	8/1/13 (4)	1,320	1,332
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/13	1,500	1,520
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/15	1,790	1,946
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	665	747
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	6,115	6,845
Wisconsin Health & Educational Facilities Authority Revenue
(University of Wisconsin Medical Foundation) VRDO	0.230%	5/7/13 LOC	13,300	13,300
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/14	5,000	5,272
Wisconsin Transportation Revenue	5.000%	7/1/13 (Prere.)	4,000	4,032

25

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Transportation Revenue	4.000%	7/1/14	2,500	2,608
Wisconsin Transportation Revenue	5.000%	7/1/14	5,000	5,276
				153,716
Total Tax-Exempt Municipal Bonds (Cost $11,321,131)				11,439,971

			Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
5 Vanguard Municipal Cash Management Fund (Cost $91,515)	0.204%		91,514,860	91,515
Total Investments (101.4%) (Cost $11,412,646)				11,531,486
Other Assets and Liabilities (–1.4%)
Other Assets				109,068
Liabilities				(270,036)
				(160,968)
Net Assets (100%)				11,370,518

At April 30, 2013, net assets consisted of:
				Amount
				($000)
Paid-in Capital				11,270,879
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(17,799)
Unrealized Appreciation (Depreciation)
Investment Securities				118,840
Futures Contracts				(1,402)
Net Assets				11,370,518

Investor Shares—Net Assets
Applicable to 128,132,930 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				2,039,470
Net Asset Value Per Share—Investor Shares				$15.92

Admiral Shares—Net Assets
Applicable to 586,237,692 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				9,331,048
Net Asset Value Per Share—Admiral Shares				$15.92

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the aggregate value of these securities was $1,813,030,000, representing 15.9% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2013.
4 Securities with a value of $1,372,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

26

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.6%)
Alabama (0.4%)
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/13	35,840	36,843
Auburn University Alabama General Fee Revenue	5.000%	6/1/19	2,000	2,448
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15	1,615	1,714
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/16	3,540	3,866
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/17	2,475	2,759
University of Alabama at Birmingham Hospital Revenue	5.000%	9/1/15	1,005	1,106
University of Alabama at Birmingham Revenue	5.000%	10/1/16	3,390	3,880
University of Alabama at Birmingham Revenue	5.000%	10/1/17	1,630	1,920
University of Alabama at Birmingham Revenue	5.000%	10/1/17	3,565	4,198
University of Alabama General Revenue	5.000%	7/1/18	4,680	5,634
University of Alabama General Revenue	5.000%	7/1/19	5,345	6,564
				70,932
Alaska (0.1%)
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	10,000	11,073
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	2,000	2,215
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/21	1,600	1,957
				15,245
Arizona (1.4%)
Arizona Board Regents Arizona State University System Revenue VRDO	0.220%	5/7/13 LOC	9,705	9,705
Arizona COP	5.000%	9/1/14 (4)	4,800	5,092
Arizona COP	5.000%	9/1/15 (4)	4,000	4,392
Arizona COP	5.000%	10/1/17	1,000	1,156
Arizona COP	5.000%	10/1/18	900	1,062
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/18	1,000	1,151
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/19	2,500	2,915
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/20	3,800	4,470
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.240%	5/7/13 LOC	9,430	9,430
1 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	2.070%	2/5/20	20,000	20,352
1 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	2.070%	2/5/20	5,000	5,078
Arizona School Facilities Board COP	5.000%	9/1/14	16,000	17,001
Arizona School Facilities Board COP	5.000%	9/1/15	9,000	9,950
Arizona School Facilities Board COP	5.000%	9/1/16 (14)	15,000	16,572
Arizona School Facilities Board Revenue (School Improvement)	5.000%	1/1/14	5,000	5,160
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/13	2,415	2,435
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,148
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/14	5,600	5,912
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/14	8,055	8,504
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,025	5,527
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,000	5,500
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,300	5,830
Arizona Transportation Board Highway Revenue	5.000%	7/1/14	9,075	9,577
Arizona Transportation Board Highway Revenue	5.000%	7/1/16	7,465	8,500
2 Arizona Transportation Board Highway Revenue TOB VRDO	0.240%	5/7/13	7,260	7,260
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19	2,000	2,477
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/14	2,775	2,884
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/15	1,500	1,604
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/16	1,665	1,828
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/17	3,115	3,480
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	5.000%	7/1/16	2,630	2,980
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	3,500	3,693
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/13	3,660	3,690
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/15	6,000	6,582
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/16	3,055	3,462
Pima County AZ Sewer Revenue	5.000%	7/1/19	1,000	1,214
Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,146
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/18	4,520	5,506
2 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.240%	5/7/13	13,220	13,220
Scottsdale AZ GO	5.000%	7/1/13	5,000	5,041
Scottsdale AZ GO	5.000%	7/1/17	2,700	3,181
Scottsdale AZ GO	5.000%	7/1/19	1,860	2,295
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/17	1,445	1,694
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/18	2,185	2,604
				248,260

27

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Arkansas (0.2%)
	Independence County AR Pollution Control Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21	15,000	15,183
	Jefferson County AR Pollution Control Revenue (Entergy Arkansas, Inc. Project)	1.550%	10/1/17	10,000	10,127
					25,310
California (12.6%)
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/18	1,000	1,167
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/19	750	890
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/19	1,000	1,213
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	4.000%	8/1/20	500	568
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/16 (2)	10,000	9,344
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/19	1,000	1,213
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/20	1,730	2,110
	Bay Area CA Infrastructure Financing Authority Revenue	5.000%	8/1/17 (14)	16,140	16,988
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	0.990%	8/1/17	15,000	15,091
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,173
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	10,000	10,303
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	0.920%	10/1/19	9,500	9,499
[1,3]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.120%	5/1/23	15,000	15,001
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.240%	5/7/13	9,270	9,270
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.240%	5/7/13	6,200	6,200
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/14	30,000	31,437
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/15	40,000	43,746
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/15	21,250	23,240
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	12,055	13,678
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/17	22,000	25,772
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/19	10,000	12,310
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/17	2,500	2,989
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/18	1,365	1,673
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	4,000	5,001
	California Economic Recovery GO	5.250%	7/1/13	2,500	2,521
	California Economic Recovery GO	5.250%	7/1/14 (ETM)	3,390	3,587
	California Economic Recovery GO	5.250%	7/1/14	11,610	12,282
	California Economic Recovery GO	5.250%	7/1/14 (14)	2,500	2,645
	California Economic Recovery GO	5.000%	7/1/16	1,500	1,705
	California Economic Recovery GO	5.000%	7/1/17	15,090	17,691
	California Economic Recovery GO	5.000%	7/1/18	41,600	50,022
	California Educational Facilities Authority Revenue (University of San Francisco) VRDO	0.220%	5/7/13 LOC	13,375	13,375
	California Educational Facilities Authority Revenue (University of San Francisco) VRDO	0.220%	5/7/13 LOC	8,800	8,800
	California GO	5.000%	5/1/13	23,475	23,478
	California GO	5.000%	9/1/13	32,125	32,646
	California GO	5.000%	11/1/13	13,695	14,027
	California GO	5.000%	8/1/14	1,970	2,087
	California GO	5.000%	4/1/15	21,300	23,174
	California GO	5.000%	6/1/15	3,250	3,493
	California GO	5.000%	6/1/15 (14)	5,100	5,584
	California GO	5.000%	3/1/16	3,210	3,604
	California GO	5.000%	3/1/16 (14)	1,120	1,258
	California GO	5.000%	3/1/16	4,460	5,008
	California GO	5.000%	3/1/16 (14)	6,510	6,922
	California GO	5.000%	4/1/16	6,670	7,512
	California GO	5.000%	5/1/16	2,150	2,348
	California GO	5.000%	8/1/16	2,825	3,220
	California GO	5.000%	10/1/16	1,225	1,404
	California GO	5.000%	10/1/16	28,605	32,793
	California GO	5.000%	11/1/16 (2)	5,375	6,180
	California GO	5.000%	12/1/16	2,500	2,883
	California GO	6.000%	2/1/17 (2)	3,500	4,172
	California GO	5.000%	3/1/17 (14)	1,300	1,459
	California GO	5.000%	3/1/17	3,755	4,342
	California GO	5.000%	4/1/17	7,275	8,435
1	California GO	0.970%	5/1/17	3,500	3,506
	California GO	5.000%	9/1/17	4,250	4,990
	California GO	5.000%	9/1/17	2,805	3,293
	California GO	5.000%	10/1/17	20,000	23,540
	California GO	5.000%	10/1/17	4,005	4,714
	California GO	5.000%	9/1/18	32,260	38,799
	California GO	5.000%	9/1/18	8,050	9,682
	California GO	5.000%	10/1/18	25,000	30,134
	California GO	5.000%	2/1/19	11,000	13,255
	California GO	5.000%	4/1/19	18,580	22,470
	California GO	5.000%	9/1/19	19,000	23,176

28

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	9/1/19	17,825	21,743
California GO	5.000%	2/1/20	44,500	54,274
2 California GO TOB VRDO	0.180%	5/1/13	28,000	28,000
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	7/1/14	3,000	3,150
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	3/1/19	5,125	6,091
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	23,180	24,425
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	3,000	3,515
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/18	3,000	3,594
1 California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles) PUT	2.020%	7/1/17	5,200	5,242
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	4.000%	11/15/18	1,000	1,152
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford) PUT	1.450%	3/15/17	5,000	5,091
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	20,000	21,238
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/16	20,000	22,661
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/13	2,210	2,241
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/14	5,000	5,310
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	8/15/17	5,000	5,674
2 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.240%	5/7/13	24,170	24,170
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.500%	4/1/16	5,000	5,000
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.720%	4/1/14	35,000	35,116
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.500%	4/1/16	20,000	20,000
California Infrastructure & Economic Development Bank Revenue
(Orange County Performing Arts Center) VRDO	0.240%	5/7/13 LOC	17,870	17,870
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/14	1,230	1,265
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/16	2,450	2,689
California Municipal Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14	12,600	12,835
California Municipal Finance Authority Solid Waste Revenue (Republic Services Inc. Project) PUT	0.450%	7/1/13	25,000	25,000
California Pollution Control Financing Authority Environmental Improvement Revenue
(BP West Coast Products LLC Project) PUT	2.600%	9/2/14	4,000	4,113
California Pollution Control Financing Authority Revenue (Pacific Gas & Electric Co.) VRDO	0.190%	5/1/13 LOC	14,200	14,200
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/17	5,000	5,811
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/17	5,820	6,831
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	2,500	2,966
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	10,650	12,634
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/18	1,845	2,207
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	11/1/18 (14)	1,180	1,430
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/19	16,620	20,019
3 California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/19	5,600	6,745
3 California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/20	5,000	6,097
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/17	5,200	6,132
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/18	4,000	4,804
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/20	1,000	1,214
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/13	7,500	7,501
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	6/1/15 (14)	10,000	10,958
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/18	2,665	3,213
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/19	2,960	3,626
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/15	5,295	5,874
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/17	2,385	2,758
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/17	3,000	3,521
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/18	1,000	1,181
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/18	3,500	4,187
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/18	2,500	2,996
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/19	2,000	2,428
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20	2,700	3,283
California RAN	2.500%	6/20/13	80,000	80,256
California Statewide Communities Development Authority Pollution Control Revenue
(Southern California Edison Co.) PUT	1.375%	4/2/18	41,200	41,396
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/14	15,000	15,645
2 California Statewide Communities Development Authority Revenue
(St. Joseph’s Health System) TOB VRDO	0.400%	5/7/13 (4)	44,190	44,190
California Statewide Communities Development Authority Senior Living Revenue
(Southern California Presbyterian Homes)	5.250%	11/15/14	565	577
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	5.000%	7/1/15	750	820
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	5.000%	7/1/16	805	910
Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	1.650%	7/1/18	9,000	9,179
1 Contra Costa CA Transportation Authority Sales Tax Revenue PUT	0.506%	12/15/15	14,000	14,055
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/17	2,450	2,884
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/19	2,000	2,474

29

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Foothill/Eastern Corridor Agency California Toll Road Revenue	0.000%	1/1/15 (ETM)	18,535	18,406
Foothill/Eastern Corridor Agency California Toll Road Revenue	5.000%	1/15/16 (14)	8,400	8,412
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13	5,655	5,675
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (Prere.)	37,210	37,377
Golden State Tobacco Securitization Corp. California	5.625%	6/1/13 (Prere.)	21,410	21,508
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	39,490	39,693
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	32,000	32,178
Golden State Tobacco Securitization Corp. California	7.900%	6/1/13 (Prere.)	20,000	20,130
Irvine CA Reassessment District No. 12-1 Improvement Revenue	2.000%	9/2/13	1,000	1,006
Irvine CA Reassessment District No. 12-1 Improvement Revenue	3.000%	9/2/14	530	548
Irvine CA Reassessment District No. 12-1 Improvement Revenue	3.000%	9/2/15	1,160	1,222
Irvine CA Reassessment District No. 12-1 Improvement Revenue	3.000%	9/2/16	2,000	2,137
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/19	1,000	1,221
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/20	1,275	1,576
Los Angeles CA Department of Water & Power Revenue	5.000%	1/1/16	8,400	9,329
2 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.240%	5/7/13	4,000	4,000
Los Angeles CA GO	5.000%	9/1/17	32,500	38,458
Los Angeles CA GO	5.000%	9/1/19	5,000	6,160
Los Angeles CA Unified School District GO	5.000%	7/1/14	31,995	33,765
Los Angeles CA Unified School District GO	5.000%	7/1/14	5,725	6,042
Los Angeles CA Unified School District GO	5.000%	7/1/15	14,510	15,954
Los Angeles CA Unified School District GO	5.000%	7/1/15	20,000	21,990
Los Angeles CA Unified School District GO	5.000%	7/1/15	10,240	11,259
Los Angeles CA Unified School District GO	5.000%	7/1/15	4,200	4,618
Los Angeles CA Unified School District GO	5.000%	7/1/16	19,595	22,337
Los Angeles CA Unified School District GO	5.000%	7/1/17	19,090	22,444
Los Angeles CA Unified School District GO TOB VRDO	0.180%	5/1/13	1,100	1,100
2 Los Angeles CA Unified School District GO TOB VRDO	0.230%	5/7/13	22,500	22,500
Los Angeles CA Wastewater System Revenue	5.000%	6/1/13	11,205	11,252
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/16	22,315	25,476
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/16	5,000	5,718
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/19	20,000	24,762
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16	3,450	3,910
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/17	5,000	5,820
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/18	750	893
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/19	1,000	1,211
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/20	500	611
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/18	750	894
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	3,000	3,623
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	500	604
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20	750	916
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/14 (12)	2,760	2,910
Northern California Power Agency Revenue (Hydroelectric Project)	4.000%	7/1/15	3,000	3,228
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/15 (12)	4,000	4,390
Orange County CA Airport Revenue	5.000%	7/1/16	3,435	3,887
Orange County CA Water District COP VRDO	0.220%	5/7/13	12,000	12,000
Palomar Pomerado Health California COP	4.500%	11/1/15	2,265	2,388
Palomar Pomerado Health California COP	5.000%	11/1/16	3,500	3,805
2 Palomar Pomerado Health California GO TOB VRDO	0.210%	5/7/13 LOC	14,285	14,285
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/18	6,500	7,584
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/13	750	756
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/15	700	765
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/16	1,000	1,130
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/16 (4)	7,800	8,900
Sacramento CA Municipal Utility District Revenue	5.000%	7/1/17 (14)	5,000	5,622
Sacramento County CA Airport Revenue	5.000%	7/1/13	7,200	7,253
Sacramento County CA Airport Revenue	5.000%	7/1/14	6,615	6,938
Sacramento County CA Airport Revenue	5.000%	7/1/15	8,245	8,957
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/13	3,290	3,327
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/15	3,000	3,266
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/16	5,445	6,094
2 San Diego CA Community College District GO TOB VRDO	0.230%	5/7/13	4,880	4,880
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/16	11,840	13,458
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/16	14,000	15,913
2 San Diego CA Public Facilities Financing Authority Water Revenue TOB VRDO	0.240%	5/7/13	9,900	9,900
San Francisco CA City & County International Airport Revenue	5.000%	5/1/15 (4)	5,000	5,462
San Francisco CA City & County International Airport Revenue	5.000%	5/1/16	9,120	10,346
San Francisco CA City & County International Airport Revenue	5.000%	5/1/17	16,555	19,351
2 Sonoma County CA Junior College District GO TOB VRDO	0.250%	5/7/13	3,440	3,440
Southern California Public Power Authority Revenue	5.000%	7/1/18	2,000	2,407
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/17	1,000	1,130

30

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southern California Public Power Authority Revenue (Transmission Project)	5.000%	7/1/17	9,895	11,629
2 Sweetwater CA Unified School District GO TOB VRDO	0.240%	5/7/13 (13)	13,600	13,600
University of California Revenue	5.000%	5/15/17	2,250	2,640
University of California Revenue	5.000%	5/15/18	2,000	2,409
University of California Revenue	5.000%	5/15/19	4,435	5,455
2 University of California Revenue TOB VRDO	0.240%	5/7/13	9,300	9,300
Ventura County CA Public Financing Authority COP	5.000%	8/15/16	2,750	3,099
				2,207,192
Colorado (1.3%)
2 Board of Governors of the Colorado State University System Enterprise Revenue TOB VRDO	0.220%	5/7/13 LOC	16,900	16,900
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.000%	11/1/18	3,080	3,688
Colorado Department of Transportation Revenue	5.000%	12/15/15 (14)	3,000	3,355
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/16	5,000	5,671
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/18	3,000	3,594
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) VRDO	0.220%	5/7/13	20,515	20,515
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16	3,165	3,524
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16	6,415	7,143
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	3,715	4,268
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	7,920	9,099
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) VRDO	0.210%	5/7/13	27,600	27,600
Colorado Springs CO Utility System Revenue	4.000%	11/15/16	1,250	1,397
Colorado Springs CO Utility System Revenue	5.000%	11/15/17	2,100	2,487
Colorado Springs CO Utility System Revenue	5.000%	11/15/18	2,000	2,422
Colorado Springs CO Utility System Revenue	5.000%	11/15/19	3,000	3,696
Denver CO City & County Airport Revenue	5.000%	11/15/14	1,840	1,971
Denver CO City & County Airport Revenue	5.000%	11/15/16	2,500	2,869
Denver CO City & County Airport Revenue	5.000%	11/15/19	1,310	1,597
Denver CO City & County COP VRDO	0.180%	5/1/13	4,875	4,875
Denver CO City & County Excise Tax Revenue	5.250%	9/1/18 (4)	2,555	3,089
E-470 Public Highway Authority Colorado Revenue PUT	5.000%	9/2/13 (14)	11,485	11,635
1 E-470 Public Highway Authority Colorado Revenue PUT	2.940%	9/1/14	16,500	16,567
Jefferson County CO School District GO	5.000%	12/15/17 (4)	7,985	8,926
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	22,500	25,921
University of Colorado Enterprise System Revenue	5.000%	6/1/18	2,000	2,398
University of Colorado Enterprise System Revenue	5.000%	6/1/19	1,000	1,223
University of Colorado Enterprise System Revenue	5.000%	6/1/19	2,500	3,058
University of Colorado Hospital Authority Revenue	5.000%	11/15/13	1,960	2,006
University of Colorado Hospital Authority Revenue	5.000%	11/15/14	1,000	1,058
University of Colorado Hospital Authority Revenue	5.000%	11/15/16	1,290	1,445
University of Colorado Hospital Authority Revenue VRDO	0.210%	5/7/13 LOC	21,010	21,010
University of Colorado Hospital Authority Revenue VRDO	0.210%	5/7/13 LOC	4,660	4,660
				229,667
Connecticut (2.0%)
Connecticut GO	5.000%	12/1/13 (14)	3,930	4,041
Connecticut GO	5.000%	1/1/14	18,250	18,838
1 Connecticut GO	0.450%	9/15/14	4,375	4,376
Connecticut GO	5.000%	1/1/15	14,710	15,858
Connecticut GO	5.250%	11/1/15	1,000	1,121
Connecticut GO	5.000%	12/1/15 (14)	10,035	10,550
Connecticut GO	5.000%	1/1/16	30,000	33,584
Connecticut GO	5.000%	3/1/16	4,705	5,299
Connecticut GO	5.000%	5/1/16	10,000	11,328
1 Connecticut GO	0.870%	5/15/16	8,300	8,356
1 Connecticut GO	0.650%	9/15/16	3,000	3,001
Connecticut GO	5.000%	4/1/17	1,165	1,357
1 Connecticut GO	0.990%	5/15/17	20,000	20,251
1 Connecticut GO	0.740%	9/15/17	1,750	1,756
Connecticut GO	5.000%	12/1/17	15,000	17,263
1 Connecticut GO	0.640%	3/1/18	2,500	2,502
1 Connecticut GO	1.100%	4/15/18	4,500	4,524
Connecticut GO	5.000%	6/1/18	14,955	17,949
Connecticut GO	5.000%	11/1/18	1,000	1,211
1 Connecticut GO	0.770%	3/1/19	2,000	2,002
1 Connecticut GO	1.320%	4/15/19	6,000	6,083
Connecticut GO	5.000%	6/1/19	22,165	27,143
1 Connecticut GO	1.140%	9/15/19	3,000	3,015
1 Connecticut GO	0.870%	3/1/20	7,500	7,511
1 Connecticut GO PUT	0.870%	9/15/17	5,400	5,402
1 Connecticut GO PUT	1.570%	3/1/18	17,500	18,025
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/17	2,090	2,391

31

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/18	3,500	4,071
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/19	4,270	5,042
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/15	1,975	2,159
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/16	5,085	5,742
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/17	2,365	2,750
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	22,538
2 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.260%	5/7/13	10,335	10,335
Connecticut Health & Educational Facilities Authority Revenue (Yale-New Haven Hospital) VRDO	0.230%	5/7/13 LOC	17,000	17,000
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	2/1/14	5,270	5,462
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	2/1/16	5,300	5,950
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.250%	7/1/16 (2)	7,745	8,892
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	12/1/19	4,915	6,067
				350,745
Delaware (0.2%)
Delaware GO	5.000%	8/1/14 (Prere.)	5,000	5,295
Delaware GO	5.000%	10/1/18	3,540	4,326
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/14	4,070	4,297
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/16	4,485	5,116
University of Delaware Revenue PUT	0.850%	6/4/13 (Prere.)	8,000	8,004
University of Delaware Revenue PUT	0.700%	5/1/16	8,750	8,758
				35,796
District of Columbia (0.9%)
District of Columbia GO	5.000%	6/1/13 (Prere.)	4,900	4,920
District of Columbia GO	5.000%	6/1/13 (Prere.)	5,000	5,021
District of Columbia GO	5.000%	6/1/13 (4)	4,000	4,016
1 District of Columbia Income Tax Revenue	0.570%	12/1/13	10,500	10,500
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	6,679
2 District of Columbia Income Tax Revenue TOB VRDO	0.240%	5/7/13	7,425	7,425
District of Columbia Revenue (American College of Cardiology) VRDO	0.280%	5/7/13 LOC	39,200	39,200
District of Columbia Revenue (American University) VRDO	0.180%	5/1/13 LOC	9,750	9,750
District of Columbia Revenue (Medstar Health, Inc.) VRDO	0.230%	5/8/13 LOC	15,975	15,975
District of Columbia Revenue (Washington Drama Society) VRDO	0.260%	5/7/13 LOC	20,535	20,535
District of Columbia Revenue (World Wildlife Fund Inc.) VRDO	0.270%	5/7/13 LOC	20,400	20,400
1 District of Columbia Water & Sewer Authority Public Utility Revenue PUT	0.700%	6/1/15	7,300	7,306
1 District of Columbia Water & Sewer Authority Public Utility Revenue PUT	0.800%	6/1/16	6,000	6,001
Washington DC Metropolitan Area Transit Authority Revenue	5.000%	7/1/13	3,000	3,024
Washington DC Metropolitan Area Transit Authority Revenue	5.000%	7/1/15	3,375	3,699
				164,451
Florida (5.9%)
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	5.000%	12/1/14	4,390	4,623
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	5.000%	12/1/15	5,000	5,409
Broward County FL Airport System Revenue	5.000%	10/1/19	750	903
Broward County FL Airport System Revenue	5.000%	10/1/20	1,060	1,288
Broward County FL School Board COP	5.000%	7/1/18	4,400	5,148
Broward County FL School Board COP	5.000%	7/1/19	8,140	9,696
2 Broward County FL Water & Sewer Utility Revenue TOB VRDO	0.240%	5/7/13	5,665	5,665
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.500%	6/1/14	15,000	15,842
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	3/1/15 (14)	11,000	11,883
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	4.000%	6/1/15	2,500	2,675
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	45,000	48,975
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	5,000	5,453
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	15,000	16,896
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	3/1/17 (14)	900	1,032
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	19,000	22,112
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/18	6,000	7,063
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/17	35,445	40,897
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/18	36,770	43,283
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/19	19,150	22,959
Clay County FL Sales Surtax Revenue	5.000%	10/1/13 (12)	7,025	7,153
Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,053
Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.350%	6/2/15	3,750	3,799
Florida Board of Education Lottery Revenue	5.000%	7/1/13	8,010	8,076
Florida Board of Education Lottery Revenue	5.000%	7/1/14	8,410	8,873
Florida Board of Education Lottery Revenue	5.000%	7/1/15	8,830	9,698
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (14)	9,555	10,495
Florida Board of Education Lottery Revenue	5.000%	7/1/16	7,500	8,541
Florida Board of Education Lottery Revenue	5.000%	7/1/17	2,500	2,929

32

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13 (Prere.)	5,065	5,135
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/17	13,700	16,063
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	11,240	13,515
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	3,615	4,347
2 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.240%	5/7/13	7,995	7,995
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/13	5,820	5,868
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/14	6,110	6,447
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/15	6,415	7,040
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/18	8,585	10,258
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19	9,015	10,930
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/14	22,000	23,209
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15	20,000	21,969
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/15	2,135	2,355
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/16	3,290	3,748
Florida Municipal Power Agency Revenue (Stanton II Project)	5.000%	10/1/19	2,800	3,365
Florida Turnpike Authority Revenue	5.000%	7/1/15 (4)	5,000	5,090
Florida Turnpike Authority Revenue	5.000%	7/1/16	3,480	3,961
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	24,500	24,941
Gainesville FL Utilities System Revenue VRDO	0.180%	5/1/13	4,100	4,100
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,144
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/16	2,000	2,294
2 Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.230%	5/7/13 (13)	9,365	9,365
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/14	2,000	2,123
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/16	2,505	2,834
Hillsborough County FL Industrial Development Authority Pollution Control Revenue
(Tampa Electric Co. Project) PUT	5.150%	9/1/13	8,000	8,126
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/16	4,675	5,366
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/16	1,500	1,722
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/17	1,000	1,180
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.210%	5/7/13	20,315	20,315
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.210%	5/7/13	34,275	34,275
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/16	15,000	17,218
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.210%	5/7/13	12,900	12,900
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/13	1,185	1,208
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/16	1,185	1,358
Kissimmee FL Utility Authority Electric System Revenue	5.250%	10/1/16 (4)	3,750	4,283
1 Lakeland FL Energy System Revenue	0.970%	10/1/17	10,000	10,058
Lee Memorial Health System Florida Hospital Revenue VRDO	0.230%	5/7/13 LOC	6,425	6,425
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,241
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/19	1,650	1,925
2 Miami-Dade County FL Aviation Revenue (Miami International Airport) TOB VRDO	0.230%	5/7/13 (4)	11,500	11,500
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/18	2,000	2,370
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/19	1,900	2,286
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/20	1,500	1,818
Miami-Dade County FL Health Facilities Authority Hospital Revenue
(Miami Children’s Hospital) PUT	4.550%	8/1/13 (14)	5,000	5,042
Miami-Dade County FL School Board COP	5.000%	5/1/15 (ETM)	4,000	4,362
Miami-Dade County FL School Board COP	5.000%	8/1/18	4,850	5,702
Miami-Dade County FL School Board COP PUT	5.000%	5/1/14	8,500	8,868
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	7,000	7,827
2 Miami-Dade County FL School Board COP TOB VRDO	0.230%	5/7/13 (13)	27,700	27,700
2 Miami-Dade County FL School Board COP TOB VRDO	0.320%	5/7/13 (12)	26,500	26,500
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/17	1,110	1,290
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/19	1,250	1,506
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/19 (4)	2,000	2,409
2 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.260%	5/7/13 (4)	3,800	3,800
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/16	1,000	1,126
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	0.230%	5/7/13 LOC	28,500	28,500
Orange County FL School Board COP	5.000%	8/1/15	2,000	2,193
Orange County FL School Board COP	5.000%	8/1/16	700	790
Orange County FL School Board COP	5.000%	8/1/17	1,500	1,718
Orange County FL School Board COP	5.000%	8/1/18	1,400	1,637
Orange County FL School Board COP	5.000%	8/1/19	1,765	2,094
Orange County FL School Board COP VRDO	0.220%	5/7/13 LOC	14,730	14,730
Orange County FL Tourist Development Revenue	5.000%	10/1/14	8,715	9,249
Orange County FL Tourist Development Revenue	5.000%	10/1/16	16,260	18,433
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/17	2,000	2,332
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/17	4,440	5,176

33

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/18	2,785	3,319
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/18	9,000	10,724
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/19	2,270	2,748
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/19	10,725	12,982
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/15	3,365	3,733
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/15	3,500	3,883
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/16	5,250	6,031
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/17	3,000	3,549
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/19	5,500	6,776
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (ETM)	2,060	2,216
Palm Beach County FL Criminal Justice Facilities Revenue	7.200%	6/1/14 (14)	16,300	17,407
3 Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	4.000%	11/1/18	635	695
3 Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/19	1,500	1,726
3 Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/20	1,500	1,730
3 Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/21	750	865
2 Palm Beach County FL School Board COP TOB VRDO	0.220%	5/7/13	11,350	11,350
2 Palm Beach County FL School Board COP TOB VRDO	0.260%	5/7/13	6,100	6,100
Seacoast FL Utility Authority Water & Sewer Revenue	5.500%	3/1/19 (14)	3,595	4,415
2 South Florida Water Management District COP TOB VRDO	0.200%	5/1/13	22,800	22,800
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.000%	8/15/13	2,500	2,535
2 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.280%	5/7/13	20,000	20,000
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/15	10,000	11,031
Sunshine State Governmental Financing Commission Florida Revenue VRDO	0.210%	5/7/13 LOC	13,800	13,800
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/20	1,650	1,983
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/16	3,000	3,422
Tampa FL Hospital Revenue	4.000%	7/1/18	1,625	1,808
Tampa FL Hospital Revenue	5.000%	7/1/19	1,755	2,065
Tampa FL Hospital Revenue	4.000%	7/1/20	1,000	1,114
				1,042,880
Georgia (2.6%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/18	2,500	2,950
Atlanta GA Airport Revenue	5.000%	1/1/18	8,500	10,030
Atlanta GA Airport Revenue	5.000%	1/1/18	500	590
Atlanta GA Airport Revenue	5.000%	1/1/20	1,205	1,466
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/14	5,000	5,337
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/16	9,385	10,729
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.200%	4/1/14	4,500	4,526
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.200%	4/1/14	5,500	5,532
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.400%	4/1/15	5,500	5,577
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.250%	5/1/15	8,500	8,617
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.550%	6/21/16	20,000	20,205
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	13,000	13,396
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	20,000	20,511
Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	0.260%	5/7/13 LOC	25,000	25,000
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/17	1,250	1,438
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/18	1,000	1,180
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/18	1,250	1,487
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/19	250	304
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/20	350	429
Dalton GA Development Authority Revenue (Hamilton Health Care System)	3.000%	8/15/14	1,000	1,034
Dalton GA Development Authority Revenue (Hamilton Health Care System)	4.000%	8/15/18	1,000	1,136
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/19	1,000	1,204
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/20	1,500	1,797
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	1,000	1,202
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,300	1,584
Floyd County GA Development Authority Revenue
(Georgia Power Co. Plant Hammond Project) PUT	0.850%	11/15/15	2,500	2,515
2 Fulton County GA Development Authority Revenue
(Piedmont Healthcare Inc. Project) TOB VRDO	0.240%	5/7/13	11,415	11,415
Gainesville & Hall County GA Development Authority Revenue
(Hall County Sewage Treatment Facility Project) VRDO	0.270%	5/7/13 LOC	7,000	7,000

34

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia GO	5.500%	7/1/14	4,000	4,246
Georgia GO	5.500%	7/1/14 (Prere.)	980	1,040
Georgia GO	4.000%	1/1/15	2,110	2,240
Georgia GO	5.000%	7/1/16	9,500	10,859
Georgia GO	5.000%	7/1/16	20,000	22,860
Georgia GO	5.000%	7/1/16	5,000	5,715
Georgia GO	5.500%	7/1/16	4,020	4,270
Georgia GO	5.000%	10/1/16	1,910	2,202
Georgia GO	5.000%	7/1/17	2,840	3,354
Georgia GO	5.000%	7/1/17	13,695	16,173
Georgia GO	5.000%	7/1/18	2,340	2,838
Georgia GO	5.000%	7/1/18	23,075	27,986
Georgia GO	4.000%	11/1/18	11,000	12,867
Georgia GO	5.000%	7/1/19	8,300	10,299
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/17	1,400	1,607
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18	3,600	4,239
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/19	1,000	1,201
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/20	750	914
Georgia Road & Tollway Authority GAN	5.000%	6/1/13 (4)	4,885	4,905
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14	16,000	16,811
Georgia Road & Tollway Authority Revenue	5.000%	10/1/16	6,000	6,919
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	22,268
Georgia Road & Tollway Authority Revenue (Federal Highway Grant)	5.000%	6/1/16	8,000	9,047
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/17	1,675	1,982
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/18	4,335	5,259
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/14	5,000	5,189
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/16	10,310	11,357
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	6,910	7,770
Municipal Electric Authority Georgia Revenue	5.000%	1/1/16	5,285	5,888
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	12,555	15,298
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/17	1,500	1,765
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/18	1,250	1,504
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.000%	1/1/15	2,060	2,215
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.750%	1/1/19	1,730	2,112
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/14	4,995	5,149
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/15	3,685	3,962
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/17	8,165	9,374
2 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.210%	5/7/13	4,840	4,840
2 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.240%	5/7/13	2,955	2,955
Savannah GA Economic Development Authority Pollution Control Revenue
(International Paper Co. Projects)	5.100%	8/1/14	3,000	3,133
				452,803
Hawaii (0.9%)
Hawaii GO	5.000%	5/1/14 (Prere.)	9,840	10,305
Hawaii GO	5.000%	6/1/16 (ETM)	3,115	3,548
Hawaii GO	5.000%	6/1/16	13,920	15,824
Hawaii GO	5.000%	12/1/18	17,250	21,002
Hawaii GO	5.000%	6/1/19	6,960	8,542
Hawaii GO	5.000%	6/1/19	2,370	2,909
Hawaii GO	5.000%	11/1/19	11,960	14,800
Hawaii GO	5.000%	11/1/19	40,725	50,396
Hawaii GO	5.000%	12/1/19	5,000	6,197
Hawaii Highway Revenue	5.500%	7/1/18	2,000	2,447
Hawaii Highway Revenue	5.000%	1/1/20	1,000	1,232
Honolulu HI City & County GO	5.000%	8/1/17	4,130	4,867
Honolulu HI City & County GO	5.000%	8/1/18	2,715	3,278
Honolulu HI City & County GO	5.000%	11/1/18	4,000	4,860
Honolulu HI City & County GO	5.000%	11/1/19	6,000	7,425
				157,632
Idaho (0.2%)
Idaho Building Authority Revenue (Prison Facilities Project) VRDO	0.220%	5/7/13	22,405	22,405
Idaho Housing & Finance Association RAN	5.000%	7/15/13	4,070	4,109
				26,514
Illinois (3.8%)
Chicago IL Board of Education GO	0.000%	12/1/13 (14)	13,400	13,359
Chicago IL Board of Education GO	5.000%	12/1/14	1,545	1,656
Chicago IL Board of Education GO	5.000%	12/1/16	2,500	2,859
Chicago IL Board of Education GO	5.000%	12/1/18 (12)	7,180	8,462
Chicago IL Board of Education GO	5.250%	12/1/18 (14)	4,970	5,892

35

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Board of Education GO	5.250%	12/1/19 (14)	1,000	1,189
2 Chicago IL Board of Education GO TOB PUT	0.710%	5/23/13 LOC	85,000	85,000
2 Chicago IL Board of Education GO TOB VRDO	0.300%	5/7/13 (4)	4,995	4,995
Chicago IL GO	5.000%	1/1/14 (Prere.)	4,135	4,267
Chicago IL GO	5.000%	1/1/14 (ETM)	37,590	38,783
Chicago IL GO	5.500%	1/1/16 (4)	6,070	6,793
Chicago IL GO	5.000%	1/1/19	5,000	5,735
Chicago IL GO	5.000%	1/1/19 (4)	4,645	5,103
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/18	5,000	6,081
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/14 (4)	4,035	4,164
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/17	7,500	8,593
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/17	750	859
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	1,250	1,468
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	1,000	1,193
2 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.230%	5/7/13 LOC	24,015	24,015
2 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.370%	5/7/13 (4)	21,135	21,135
Chicago IL Water Revenue	5.000%	11/1/18	675	808
Cook County IL Forest Preservation District GO	5.000%	12/15/17	1,000	1,169
Cook County IL Forest Preservation District GO	5.000%	12/15/18	1,000	1,193
Cook County IL Forest Preservation District GO	5.000%	12/15/19	1,580	1,915
Cook County IL GO	5.000%	11/15/19	1,500	1,823
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	3.375%	2/3/14	5,000	5,118
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.875%	2/12/15	5,000	5,077
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,928
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,604
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	5/1/19	21,795	26,076
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.230%	5/7/13	24,230	24,230
Illinois Finance Authority Revenue (Advocate Health Care) PUT	5.000%	1/15/20	5,000	6,033
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/15	10,000	10,791
Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/17	2,500	2,906
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	8/15/17	1,500	1,718
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/19	1,115	1,314
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/20	2,940	3,485
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.250%	8/15/16	4,270	4,801
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/18	4,000	4,743
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/19	4,205	5,070
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/20	4,210	5,095
Illinois Finance Authority Revenue (Little Co. of Mary Hospital & Health Care Centers) VRDO	0.240%	5/7/13 LOC	16,200	16,200
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	8/15/14	5,500	5,824
Illinois Finance Authority Revenue (Palos Community Hospital)	5.000%	5/15/16	1,500	1,682
Illinois Finance Authority Revenue (Palos Community Hospital)	5.000%	5/15/17	2,500	2,884
Illinois Finance Authority Revenue (Resurrection Health Care)	5.000%	5/15/13 (4)	4,275	4,283
Illinois Finance Authority Revenue (Resurrection Health Care)	5.000%	5/15/13 (4)	4,300	4,308
Illinois Finance Authority Revenue (Trinity Health Corp.)	3.000%	12/1/17	3,075	3,342
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/15	1,500	1,654
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/19	1,745	2,152
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/20	7,000	8,753
Illinois GO	5.500%	8/1/14 (14)	8,295	8,783
Illinois GO	5.000%	8/1/17	30,000	34,260
Illinois GO	5.000%	8/1/18	22,000	25,384
Illinois GO	5.000%	3/1/19	6,500	7,524
Illinois GO	5.000%	8/1/19	14,750	17,189
Illinois GO	5.000%	3/1/20	4,000	4,658
Illinois GO	5.000%	8/1/20	10,500	12,293
Illinois Health Facilities Authority Revenue (Advocate Health Care Network) PUT	4.375%	7/1/14	4,085	4,248
2 Illinois Regional Transportation Authority Revenue TOB VRDO	0.210%	5/7/13	5,545	5,545
Illinois Sales Tax Revenue	5.000%	6/15/15	10,110	11,104
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	11,384
Illinois Toll Highway Authority Revenue	5.000%	1/1/15 (4)	17,970	19,353
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/15	6,270	6,885
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/15	3,000	3,359
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/18	7,500	8,668
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/18	7,000	7,945
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/19	3,500	3,841
Illinois Unemployment Insurance Fund Building Receipts Revenue	1.500%	6/15/21	8,750	8,768
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/22	2,500	2,894
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/14	10,000	10,436
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/15	5,000	5,401
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/16	10,000	11,147

36

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,871
2	University of Illinois Auxiliary Facilities System Revenue TOB VRDO	0.240%	5/7/13	9,455	9,455
					668,975
Indiana (1.3%)
	Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/16	4,810	5,471
	Indiana Finance Authority Facilities Revenue (Miami Correctional Facility)	5.000%	7/1/13	6,620	6,673
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/13	3,000	3,071
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/14	3,485	3,726
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/15	2,515	2,789
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/15	3,570	3,959
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/16	3,000	3,433
	Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/20	860	1,021
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/18	10,445	12,235
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/19	5,000	5,945
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	5/1/19	1,650	1,960
	Indiana Finance Authority Lease Revenue	5.000%	11/1/13	10,585	10,834
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/18	825	963
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/20	1,300	1,539
	Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.180%	5/1/13	3,000	3,000
	Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.190%	5/1/13	2,100	2,100
	Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/17	7,625	8,846
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/18	1,000	1,176
	Indiana Health & Educational Facility Financing Authority Revenue
	(Ascension Health Credit Group) PUT	4.100%	11/3/16	10,000	11,139
2	Indiana Health & Educational Facility Financing Authority Revenue
	(Ascension Health Credit Group) TOB VRDO	0.180%	5/1/13	2,850	2,850
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/13	3,750	3,750
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	6/1/15	14,825	16,164
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	7/28/16	2,695	3,050
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17	7,000	7,196
	Indiana Municipal Power Agency Revenue	5.000%	1/1/18	1,500	1,769
	Indiana University Student Fee Revenue	5.000%	8/1/17	1,000	1,179
	Indiana University Student Fee Revenue	5.000%	6/1/18	1,000	1,203
	Indiana University Student Fee Revenue	5.000%	8/1/18	4,000	4,832
	Indiana University Student Fee Revenue	5.000%	6/1/19	1,500	1,842
[1,2]	Monroe County IN Hospital Authority Revenue (Bloomington Hospital)	1.310%	1/1/14	345	345
[1,2]	Monroe County IN Hospital Authority Revenue (Bloomington Hospital)	1.430%	7/1/16	4,379	4,379
	Purdue University Indiana University Student Fee Revenue	4.500%	7/1/16	1,500	1,686
	Purdue University Indiana University Student Fee Revenue	5.000%	7/1/16	1,300	1,482
	Purdue University Indiana University Student Fee Revenue	5.000%	7/1/17	1,000	1,178
	Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14	11,000	11,631
	Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/17	3,455	3,734
	Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/17	3,520	3,830
	Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/18	3,590	3,915
	Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/18	3,665	4,020
	Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/19	3,740	4,107
2	Tri-Creek Middle School Building Corp. Indiana Revenue TOB VRDO	0.230%	5/7/13	14,210	14,210
	Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,789
	Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	2.800%	6/2/14	28,000	28,750
					222,771
Iowa (0.1%)
	Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	4.000%	9/1/19	5,675	6,604
	Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/14 (12)	2,800	2,897
	Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/15 (12)	2,395	2,572
	Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/16 (12)	1,655	1,838
	Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/14	1,065	1,123
	Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/16	2,320	2,611
	Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/17	1,300	1,491
	Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/15	5,620	6,084
					25,220
Kansas (0.4%)
	Burlington KS Environmental Improvement Revenue
	(Kansas City Power & Light Co. Project) VRDO	0.210%	5/7/13 LOC	9,750	9,750
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/13	32,590	33,119

37

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/17	1,000	1,134
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/18	1,035	1,199
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/19	1,150	1,350
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/15	2,895	3,111
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16	5,615	6,246
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	5,670	6,505
Kansas Development Finance Authority Revenue (Wichita State University Projects)	5.000%	6/1/18	2,420	2,877
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/14	1,470	1,562
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/15	2,000	2,180
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/15	4,000	4,423
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/17	1,130	1,324
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/18	2,250	2,695
				77,475
Kentucky (0.6%)
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group) VRDO	0.210%	5/1/13 LOC	3,900	3,900
Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	5.000%	11/11/14	17,000	18,123
Kentucky Property & Building Commission Revenue	5.250%	10/1/15 (4)	40,000	44,461
Kentucky Property & Building Commission Revenue	5.250%	10/1/16 (4)	6,100	7,034
Kentucky Property & Building Commission Revenue	5.000%	11/1/16	5,340	6,139
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/18	2,500	3,008
Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
(Louisville Gas & Electric Co. Project) PUT	1.150%	6/1/17	5,000	5,040
Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
(Louisville Gas & Electric Co. Project) PUT	1.600%	6/1/17	9,500	9,717
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	8/1/13	855	864
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	8/1/16	990	1,096
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/18	1,100	1,282
				100,664
Louisiana (0.7%)
Ernest N. Morial - New Orleans Exhibition Hall Authority Special Tax Revenue	4.000%	7/15/18	1,040	1,174
Ernest N. Morial - New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/19	1,190	1,421
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.250%	6/1/14 (2)	5,000	5,236
1 Louisiana Gasoline & Fuel Tax Revenue PUT	0.970%	6/1/13	25,000	25,005
2 Louisiana Gasoline & Fuel Tax Revenue TOB VRDO	0.220%	5/7/13	29,065	29,065
1 Louisiana GO	0.943%	7/15/14	9,530	9,537
Louisiana GO	5.250%	8/1/16 (14)	5,000	5,544
Louisiana Housing Finance Agency Single Family Mortgage Revenue (Home Ownership Program)	5.850%	6/1/38	2,910	3,110
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	1.875%	10/1/13	5,000	5,031
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,553
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	5,118
Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Project) VRDO	0.230%	5/7/13 LOC	13,900	13,900
Louisiana Public Facilities Authority Revenue (CHRISTUS Health)	5.000%	7/1/15 (4)	1,320	1,431
Louisiana Public Facilities Authority Revenue (Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,325
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/13	2,675	2,680
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/14	3,950	4,100
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/18	1,050	1,242
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/19	1,250	1,496
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/20	1,100	1,326
New Orleans LA GO	5.000%	12/1/18	4,065	4,765
				127,059
Maine (0.4%)
Maine Health & Higher Educational Facilities Authority Revenue VRDO	0.230%	5/7/13 LOC	57,145	57,145
Maine Municipal Bond Bank Infrastructure Revenue (Transcap Project)	5.000%	9/1/13	2,090	2,124
Maine Municipal Bond Bank Infrastructure Revenue (Transcap Project)	5.000%	9/1/16	4,225	4,827
				64,096
Maryland (2.9%)
Baltimore County MD GO	5.000%	2/1/18	2,900	3,477
Baltimore County MD GO	5.000%	2/1/18	9,000	10,791
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/17	500	592

38

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/18	2,280	2,760
	Howard County MD GO	5.000%	8/15/19	5,000	6,206
	Maryland Department of Transportation Revenue	4.000%	5/15/15	6,250	6,716
	Maryland Department of Transportation Revenue	5.000%	5/1/18	3,000	3,616
	Maryland Department of Transportation Revenue	5.000%	5/1/19	14,000	17,271
	Maryland GO	5.000%	8/1/14	10,000	10,597
	Maryland GO	5.000%	3/1/16	10,000	11,287
	Maryland GO	5.000%	11/1/16	15,100	17,462
	Maryland GO	5.000%	3/15/17	23,445	27,425
	Maryland GO	5.000%	8/1/17	5,000	5,920
	Maryland GO	5.000%	8/1/17	5,070	6,003
	Maryland GO	5.000%	8/1/17	26,445	31,311
	Maryland GO	5.000%	8/1/17	8,495	10,058
	Maryland GO	5.000%	3/1/18	1,150	1,382
	Maryland GO	5.250%	3/1/18	2,400	2,913
	Maryland GO	5.000%	8/1/18	28,795	35,001
	Maryland GO	5.000%	8/1/18	24,160	29,367
	Maryland GO	5.000%	11/1/18	2,525	3,089
	Maryland GO	5.000%	3/1/19	10,000	12,316
	Maryland GO	5.000%	3/15/19	7,300	8,998
	Maryland GO	5.000%	11/1/19	4,265	5,329
	Maryland GO	5.000%	3/1/20	34,535	43,365
	Maryland GO	4.500%	8/1/20	4,215	5,180
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/18	835	954
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/19	850	978
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/20	1,000	1,213
[1,3]	Maryland Health & Higher Educational Facilities Authority Revenue
	(Johns Hopkins Health System Obligated Group) PUT	0.733%	5/15/18	8,500	8,500
	Maryland Health & Higher Educational Facilities Authority Revenue
	(Johns Hopkins Health System Obligated Group) PUT	5.000%	5/15/13	3,000	3,006
1	Maryland Health & Higher Educational Facilities Authority Revenue
	(Johns Hopkins Health System Obligated Group) PUT	0.966%	11/15/17	5,980	6,004
1	Maryland Health & Higher Educational Facilities Authority Revenue
	(Johns Hopkins Health System Obligated Group) PUT	0.966%	11/15/17	19,500	19,577
	Maryland Health & Higher Educational Facilities Authority Revenue (Loyola University)	5.000%	10/1/18	1,095	1,309
	Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	5.000%	8/15/17	1,500	1,745
	Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	5.000%	8/15/18	1,400	1,668
	Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	5.000%	8/15/19	1,400	1,693
	Maryland Health & Higher Educational Facilities Authority Revenue
	(University of Maryland Medical System)	5.000%	7/1/13	2,395	2,414
	Maryland Health & Higher Educational Facilities Authority Revenue
	(University of Maryland Medical System)	5.000%	7/1/14	3,150	3,308
	Maryland Health & Higher Educational Facilities Authority Revenue
	(University of Maryland Medical System)	5.000%	7/1/15	5,900	6,408
	Maryland Health & Higher Educational Facilities Authority Revenue VRDO	0.220%	5/7/13 LOC	5,700	5,700
	Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/13	9,085	9,159
	Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/14	9,615	10,153
	Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/15	9,995	10,994
	Maryland Transportation Authority GAN	5.000%	3/1/14	8,000	8,317
	Montgomery County MD GO	5.000%	5/1/14	12,310	12,901
	Montgomery County MD GO	5.000%	7/1/18	32,050	38,872
	Montgomery County MD GO	5.000%	7/1/19	7,925	9,833
	Montgomery County MD GO	5.000%	11/1/19	2,840	3,549
	Washington Suburban Sanitation District Maryland GO	4.000%	6/1/13	4,200	4,214
	Washington Suburban Sanitation District Maryland GO	4.000%	6/1/14	8,500	8,851
	Washington Suburban Sanitation District Maryland GO	4.000%	6/1/16	2,630	2,916
	Washington Suburban Sanitation District Maryland GO	5.000%	6/1/17	4,000	4,711
	Washington Suburban Sanitation District Maryland GO	5.000%	6/1/18	2,735	3,310
					510,689
Massachusetts (2.9%)
	Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/18	1,250	1,509
2	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.450%	5/7/13	19,951	19,951
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/18	1,245	1,455
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/19	1,215	1,438
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/14	890	928
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/15	1,000	1,076
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/16	1,600	1,770
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/17	2,060	2,328
	Massachusetts Development Finance Agency Revenue (Boston University)	2.875%	10/1/14	5,000	5,174
	Massachusetts Development Finance Agency Revenue (Boston University)	2.875%	10/1/14	2,500	2,587
1	Massachusetts Development Finance Agency Revenue (Boston University) PUT	0.770%	9/30/16	7,500	7,500

39

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (Dominion Energy Brayton Project) PUT	2.250%	9/1/16	40,500	41,832
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/20	800	987
Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/14/16	6,000	6,710
1 Massachusetts GO	0.700%	2/1/14	15,000	15,000
Massachusetts GO	5.000%	8/1/14	11,635	12,332
Massachusetts GO	5.000%	8/1/14	11,965	12,682
Massachusetts GO	5.000%	11/1/14	2,350	2,518
Massachusetts GO	5.000%	3/1/15 (Prere.)	3,840	4,168
Massachusetts GO	5.000%	8/1/15 (4)	10,000	11,058
1 Massachusetts GO	0.700%	2/1/16	15,645	15,646
Massachusetts GO	5.000%	10/1/16	6,800	7,842
1 Massachusetts GO	0.560%	1/1/17	10,000	10,004
Massachusetts GO	5.000%	10/1/17	23,000	27,371
Massachusetts GO	5.500%	12/1/17 (14)	3,255	3,967
1 Massachusetts GO	0.650%	1/1/18	5,000	5,003
Massachusetts GO	5.250%	8/1/18 (4)	5,060	6,189
Massachusetts GO	5.500%	8/1/18 (14)	2,000	2,472
Massachusetts GO	5.000%	10/1/18	30,000	36,456
Massachusetts GO	5.500%	10/1/18	4,955	6,152
Massachusetts GO	5.500%	10/1/18 (4)	10,200	12,664
Massachusetts GO	5.000%	12/1/18	30,000	36,601
Massachusetts GO	5.500%	12/1/19 (14)	9,160	11,719
Massachusetts GO	5.000%	4/1/20	45,000	56,220
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	1.700%	11/1/16	6,065	6,253
2 Massachusetts Health & Educational Facilities Authority Revenue (Harvard University) TOB VRDO	0.190%	5/1/13	2,500	2,500
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/13	2,000	2,038
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/14	2,945	3,131
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/17	5,000	5,809
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University) PUT	2.700%	2/20/14	5,000	5,087
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	5.000%	7/1/16	2,000	2,272
Massachusetts Municipal Wholesale Electric Co. Power System Revenue	5.000%	7/1/15	2,500	2,746
Massachusetts Municipal Wholesale Electric Co. Power System Revenue	5.000%	7/1/17	7,500	8,560
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	6,000	6,868
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/19	15,000	18,527
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/14 (Prere.)	10,000	10,329
Massachusetts Special Obligation Dedicated Tax Revenue	5.750%	1/1/14 (Prere.)	4,550	4,715
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/13	4,000	4,051
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/17	1,500	1,776
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/18	3,000	3,640
2 Massachusetts Water Resources Authority Revenue TOB VRDO	0.520%	5/7/13 (4)LOC	27,515	27,515
University of Massachusetts Building Authority Revenue	5.000%	11/1/16	7,555	8,703
				515,829
Michigan (2.3%)
Clarkston MI Community School GO	5.000%	5/1/14 (4)	5,180	5,418
Detroit MI GO	5.000%	4/1/14 (12)	2,735	2,787
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/17	625	688
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/18	1,225	1,361
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	11/15/16	1,050	1,193
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	11/15/17	1,500	1,752
Michigan Building Authority Revenue	5.250%	10/15/16 (4)	7,200	7,363
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/17	500	561
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/18	500	564
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/19	600	680
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	4.000%	10/1/17	1,150	1,317
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/18	500	609
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/19	1,500	1,863
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	61,220
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/19	39,000	48,364
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/22	11,250	12,732
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/23	15,000	15,802
Michigan GO	5.000%	5/1/14	12,000	12,573
Michigan Higher Education Facilities Authority Revenue (Albion College Project) VRDO	0.210%	5/7/13 LOC	28,120	28,120
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/17	5,000	5,912
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.625%	6/30/14	20,000	20,527
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	3/1/17	12,845	13,123
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.500%	11/15/15	2,000	2,232
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.000%	11/15/16	6,140	6,989
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/18	3,200	3,803
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/19	3,350	4,060
Michigan Hospital Finance Authority Revenue (McLaren Health Care) VRDO	0.230%	5/7/13 LOC	6,810	6,810
Michigan Hospital Finance Authority Revenue (McLaren Health Care) VRDO	0.230%	5/7/13 LOC	6,120	6,120

40

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	12/1/15	1,000	1,111
Michigan Hospital Finance Authority Revenue (Trinity Health) PUT	6.000%	12/1/17	5,000	6,106
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.230%	5/7/13	1,280	1,280
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/15	2,315	2,572
Michigan State University Revenue	5.000%	8/15/13	6,620	6,713
Michigan State University Revenue	5.000%	2/15/14	5,385	5,589
Michigan State University Revenue	5.000%	8/15/14	7,005	7,433
Michigan State University Revenue	5.000%	2/15/15	3,910	4,232
Michigan State University Revenue	5.000%	8/15/15	1,000	1,104
Michigan State University Revenue	5.000%	2/15/17	6,135	7,114
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	5.500%	8/1/16	7,425	8,357
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	20,000	20,557
Oakland University of Michigan Revenue VRDO	0.240%	5/7/13 LOC	16,120	16,120
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	5.250%	8/1/16	5,000	5,592
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/16	2,385	2,638
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/17	2,880	3,254
1 Saline MI Area Schools GO PUT	0.770%	11/1/15	7,365	7,365
University of Michigan University Revenue	4.000%	4/1/16	10,650	11,750
University of Michigan University Revenue	4.000%	4/1/17	11,385	12,882
				406,312
Minnesota (0.8%)
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/14	1,000	1,035
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/15	1,245	1,330
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/15	1,700	1,891
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/16	1,900	2,182
Minnesota 911 Revenue	5.000%	6/1/18	2,320	2,782
Minnesota General Fund Revenue	5.000%	3/1/19	5,410	6,621
Minnesota GO	4.000%	12/1/13	3,900	3,988
Minnesota GO	5.000%	12/1/13 (ETM)	10,615	10,913
Minnesota GO	5.000%	8/1/14	6,970	7,385
Minnesota GO	5.000%	12/1/14	8,145	8,756
Minnesota GO	5.000%	12/1/15	8,145	9,115
Minnesota GO	5.000%	10/1/16	5,000	5,766
Minnesota GO	5.000%	12/1/16	8,150	9,452
Minnesota GO	5.000%	8/1/18	8,375	10,180
Minnesota GO	5.000%	8/1/18	3,825	4,649
Minnesota GO	5.000%	8/1/18	3,000	3,647
Minnesota GO	5.000%	11/1/19	2,000	2,496
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.240%	5/7/13	12,010	12,010
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/18	8,500	10,198
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/15	1,170	1,270
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/16	1,250	1,406
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/17	1,000	1,159
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/13	7,825	7,892
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/14	5,250	5,526
University of Minnesota Revenue	5.000%	8/1/17	3,215	3,775
University of Minnesota Revenue	5.000%	12/1/17	10,000	11,962
				147,386
Mississippi (0.3%)
DeSoto County MS School District GO	5.000%	5/1/18	10,340	12,434
DeSoto County MS School District GO	5.000%	5/1/19	8,000	9,825
Mississippi GO	5.250%	11/1/14	8,970	9,639
Mississippi GO	5.000%	11/1/15 (14)	7,475	8,325
1 Mississippi GO	0.750%	9/1/17	6,000	6,005
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	8/15/15	1,500	1,633
Mississippi Hospital Equipment & Facilities Authority Revenue
(North Mississippi Health Services)	5.000%	10/1/17	2,500	2,920
Mississippi Hospital Equipment & Facilities Authority Revenue
(North Mississippi Health Services) VRDO	0.210%	5/7/13	6,420	6,420
				57,201
Missouri (0.6%)
3 Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/19	2,000	2,397
3 Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/20	1,000	1,208
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/13 (Prere.)	15,320	15,689
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/17	3,270	3,887
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/18	1,445	1,760

41

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Board of Public Buildings Special Obligation Revenue	5.000%	10/1/19	17,225	21,377
Missouri Development Finance Board Cultural Facilities Revenue
(Nelson Gallery Foundation) VRDO	0.180%	5/1/13	6,165	6,165
Missouri Environmental Improvement & Energy Resources Authority Revenue
(Kansas City Power & Light)	1.250%	7/1/17	4,000	4,010
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/16	1,500	1,662
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/17	1,500	1,699
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/18	2,890	3,334
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/19	3,040	3,553
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/20	3,085	3,610
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(SSM Health System) VRDO	0.220%	5/7/13 LOC	35,100	35,100
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/17	2,000	2,255
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/18	4,000	4,592
				112,298
Montana (0.1%)
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16	5,870	6,523
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	5,305	6,076
				12,599
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.000%	12/1/15	5,000	5,358
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	5.000%	11/1/18	500	590
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/19	750	847
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/20	600	673
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/19	1,500	1,803
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/20	1,350	1,640
Nebraska Educational Finance Authority Revenue (Creighton University) VRDO	0.180%	5/1/13 LOC	5,300	5,300
Nebraska Public Power District Revenue	4.000%	1/1/15	1,000	1,060
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,119
Nebraska Public Power District Revenue	5.000%	1/1/17	1,000	1,154
Nebraska Public Power District Revenue	5.000%	1/1/18	1,500	1,778
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,208
Omaha NE Public Power District Electric Revenue	5.500%	2/1/14	1,360	1,414
University of Nebraska Facilities Corp. Revenue (UNMC Eye Institute)	5.000%	3/1/18	8,850	10,567
University of Nebraska Student Fee Revenue	5.000%	7/1/18	1,500	1,804
				36,315
Nevada (0.6%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/17	1,915	2,178
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/19	1,030	1,198
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/20	1,165	1,360
Clark County NV Industrial Development Revenue (Southwest Gas Corp. Project) VRDO	0.240%	5/7/13 LOC	14,400	14,400
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/13	6,355	6,406
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/14	6,100	6,417
Clark County NV School District GO	5.000%	6/15/13 (14)	16,050	16,147
Clark County NV School District GO	5.000%	6/15/14 (14)	9,680	10,196
Clark County NV School District GO	5.000%	6/15/14	4,000	4,213
Clark County NV School District GO	5.000%	6/15/15 (4)	17,760	19,461
Clark County NV School District GO	5.000%	6/15/15 (2)	5,020	5,501
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.000%	7/1/14	8,000	8,423
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.500%	12/1/14 (14)	5,905	6,391
				102,291
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/15	2,475	2,621
Manchester NH General Airport Revenue	5.000%	1/1/15	1,470	1,557
New Hampshire GO	5.000%	8/15/17	3,200	3,769
New Hampshire Health & Education Facilities Authority Revenue
(University System of New Hampshire)	5.000%	7/1/14	8,430	8,887
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	4,280	4,894
				21,728
New Jersey (4.6%)
Gloucester County NJ Improvement Authority Solid Waste Resource Revenue PUT	2.125%	12/1/17	3,000	3,107
New Jersey Building Authority Revenue	5.000%	6/15/14	6,790	7,149

42

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Building Authority Revenue	5.000%	6/15/15	7,650	8,373
New Jersey COP	5.000%	6/15/16	6,695	7,536
New Jersey Economic Development Authority Revenue	5.000%	3/1/18	14,425	17,063
New Jersey Economic Development Authority Revenue	5.000%	3/1/19	29,800	35,765
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/18	7,235	8,414
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/19	2,500	2,938
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/20	7,000	8,287
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	25,000	25,399
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/14 (ETM)	10,145	10,541
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/14	4,420	4,594
1 New Jersey Economic Development Authority Revenue (School Facilities Construction)	0.800%	2/1/15	9,000	9,011
1 New Jersey Economic Development Authority Revenue (School Facilities Construction)	1.920%	2/1/16	9,500	9,715
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16	37,500	43,298
1 New Jersey Economic Development Authority Revenue (School Facilities Construction)	1.120%	2/1/17	14,000	14,027
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/17	6,450	7,561
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/17	7,500	8,792
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	5,000	6,103
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/19	15,000	18,002
New Jersey Economic Development Authority Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (Prere.)	10,000	10,626
New Jersey Economic Development Authority Revenue
(Kapkowski Road Landfill Improvement District Project (City of Elizabeth))	6.375%	5/15/14 (Prere.)	30,500	32,398
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/15	2,525	2,710
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/16	2,905	3,201
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/17	3,525	3,958
New Jersey Economic Development Authority Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit System Project)	5.000%	5/1/14	11,165	11,689
New Jersey Economic Development Authority Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit System Project)	5.000%	5/1/15	11,255	12,275
New Jersey Economic Development Authority Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit System Project)	5.000%	5/1/19	1,000	1,204
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/17	5,095	6,038
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/18	5,345	6,510
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/18	2,500	2,749
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	6.000%	12/1/14	5,015	5,423
2 New Jersey Environmental Infrastructure Trust Revenue TOB VRDO	0.210%	5/7/13	4,015	4,015
New Jersey Equipment Lease Purchase COP	5.000%	6/15/14	7,000	7,363
New Jersey Equipment Lease Purchase COP	5.000%	6/15/15	5,420	5,924
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	2,625	3,035
New Jersey GO	5.000%	8/15/16	12,120	13,882
New Jersey GO	5.000%	8/15/17	11,660	13,743
New Jersey GO	5.000%	8/15/19	8,395	10,326
New Jersey Health Care Facilities Financing Authority Department of Human Services Revenue
(Greystone Park Psychiatric Hospital Project)	4.000%	9/15/14	5,320	5,578
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/17	2,595	2,901
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/18	3,605	4,133
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Capital Asset Pooled Program) VRDO	0.220%	5/7/13 LOC	9,400	9,400
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/18	2,000	2,370
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/19	2,000	2,403
2 New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group) TOB VRDO	0.370%	5/7/13 (12)	9,455	9,455
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/13	2,500	2,566
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/14	12,655	13,497
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.500%	12/1/15	15,860	17,118
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,761
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/16	3,810	4,291
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/16	9,990	11,228
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/14 (ETM)	60	64
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/14	6,480	6,868
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/13 (14)	22,380	23,084
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/15 (Prere.)	19,130	21,017
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	7,500	8,825
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	10,000	11,767
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/18	2,500	2,969

43

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18	15,810	18,980
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/19	2,815	3,394
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19	31,245	37,999
[1,3]	New Jersey Turnpike Authority Revenue	0.000%	1/1/18	40,000	40,006
	New Jersey Turnpike Authority Revenue	5.000%	1/1/20	750	914
	New Jersey Turnpike Authority Revenue	5.000%	1/1/21	1,000	1,228
[1,2]	New Jersey Turnpike Authority Revenue PUT	0.970%	12/22/14	2,500	2,498
[1,2]	New Jersey Turnpike Authority Revenue PUT	0.970%	12/22/14	20,000	19,965
[1,3]	New Jersey Turnpike Authority Revenue PUT	0.000%	1/1/16	5,000	5,001
[1,3]	New Jersey Turnpike Authority Revenue PUT	0.000%	1/1/18	10,000	10,004
[1,3]	New Jersey Turnpike Authority Revenue PUT	0.000%	1/1/18	10,000	10,004
2	New Jersey Turnpike Authority Revenue TOB VRDO	0.230%	5/7/13 LOC	20,005	20,005
	Tobacco Settlement Financing Corp. New Jersey Revenue	6.250%	6/1/13 (Prere.)	18,515	18,611
	Tobacco Settlement Financing Corp. New Jersey Revenue	6.375%	6/1/13 (Prere.)	8,560	8,605
	Tobacco Settlement Financing Corp. New Jersey Revenue	6.750%	6/1/13 (Prere.)	7,815	7,859
	Tobacco Settlement Financing Corp. New Jersey Revenue	7.000%	6/1/13 (Prere.)	17,705	17,808
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/15	2,000	2,152
					800,072
New Mexico (0.7%)
	Farmington NM Pollution Control Revenue (El Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,578
	New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/16	10,000	11,116
	New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/16	7,000	7,832
	New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/17	5,000	5,705
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/17	9,000	10,581
	New Mexico GO	5.000%	3/1/14	7,000	7,280
	New Mexico GO	5.000%	3/1/16	19,290	21,772
2	New Mexico Hospital Equipment Loan Council Hospital System Revenue
	(Presbyterian Healthcare Services) TOB VRDO	0.230%	5/7/13	6,670	6,670
2	New Mexico Hospital Equipment Loan Council Hospital System Revenue
	(Presbyterian Healthcare Services) TOB VRDO	0.240%	5/7/13	6,660	6,660
	New Mexico Hospital Equipment Loan Council Hospital System Revenue
	(Presbyterian Healthcare Services) VRDO	0.210%	5/7/13	27,135	27,135
	New Mexico Hospital Equipment Loan Council Hospital System Revenue
	(Presbyterian Healthcare Services) VRDO	0.220%	5/7/13	8,500	8,500
	New Mexico Severance Tax Revenue	5.000%	7/1/17	6,015	7,087
					124,916
New York (13.7%)
	Albany NY Industrial Development Agency Civic Facility Revenue
	(Albany Medical Center Hospital Project) VRDO	0.300%	5/7/13 LOC	4,750	4,750
	Battery Park City NY Authority Revenue	5.250%	11/1/16	14,275	14,642
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	5.750%	7/15/16	1,195	1,342
	Buffalo NY Municipal Water System Revenue VRDO	0.220%	5/7/13 LOC	18,550	18,550
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/14	2,000	2,095
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/15	3,635	3,966
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/17	1,125	1,307
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/17	3,000	3,486
	Geneva NY Industrial Development Agency Civic Facility Revenue
	(Colleges of the Seneca Project) VRDO	0.230%	5/7/13 LOC	12,325	12,325
	Hempstead NY GO	3.000%	4/15/15	5,260	5,548
	Long Island NY Power Authority Electric System Revenue	5.250%	6/1/13	15,690	15,758
	Long Island NY Power Authority Electric System Revenue	5.000%	5/1/18	2,000	2,343
	Long Island NY Power Authority Electric System Revenue	5.000%	5/1/19	1,500	1,773
	Monroe County NY Industrial Development Agency School Facility Revenue
	(Rochester Schools Modernization Project)	5.000%	5/1/18	2,000	2,360
	Monroe County NY Industrial Development Agency School Facility Revenue
	(Rochester Schools Modernization Project)	5.000%	5/1/19	3,520	4,207
	Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.220%	5/7/13	20,700	20,700
	Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.220%	5/7/13	25,550	25,550
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue
	(South Nassau Communities Hospital)	5.000%	7/1/18	2,550	2,978
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue
	(South Nassau Communities Hospital)	5.000%	7/1/20	1,660	1,989
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue
	(Winthrop University Hospital Association Project)	5.000%	7/1/18	2,000	2,326
	Nassau County NY TAN	2.000%	9/30/13	15,600	15,700
	New York City NY GO	5.000%	8/15/13	2,690	2,728

44

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/14	25,000	26,478
New York City NY GO	5.000%	8/1/14 (Prere.)	35	37
New York City NY GO	5.750%	8/1/14 (2)	765	769
New York City NY GO	5.000%	8/15/14	12,890	13,675
New York City NY GO	5.000%	9/1/14	16,860	17,920
New York City NY GO	5.000%	8/1/15	10,815	11,919
New York City NY GO	5.000%	8/1/15	26,260	28,940
New York City NY GO	5.000%	8/1/15	7,970	8,443
New York City NY GO	5.000%	8/15/15	17,910	19,767
New York City NY GO	5.000%	9/1/15	21,325	23,575
New York City NY GO	5.000%	2/1/16	1,000	1,120
New York City NY GO	5.000%	3/1/16	2,500	2,808
New York City NY GO	5.000%	3/1/16	10,795	12,126
New York City NY GO	5.000%	4/1/16	3,500	3,943
New York City NY GO	5.000%	8/1/16	7,150	8,150
New York City NY GO	5.000%	8/1/16	5,000	5,699
New York City NY GO	5.000%	8/1/16	1,000	1,140
New York City NY GO	5.000%	8/1/16	1,000	1,140
New York City NY GO	5.000%	8/1/16	27,500	31,345
New York City NY GO	5.000%	8/1/17	9,750	11,459
New York City NY GO	5.000%	8/1/17	13,470	15,831
New York City NY GO	5.000%	8/1/17	3,800	4,466
New York City NY GO	5.000%	8/1/17	6,000	7,051
New York City NY GO	5.000%	8/1/17	13,590	15,972
New York City NY GO	5.000%	8/1/17	8,185	9,619
New York City NY GO	5.000%	10/1/17	2,500	2,953
New York City NY GO	5.000%	10/1/17	5,150	6,082
New York City NY GO	5.000%	8/1/18	6,000	7,215
New York City NY GO	5.000%	8/1/18	4,650	5,591
New York City NY GO	5.000%	8/1/18	3,250	3,908
New York City NY GO	5.000%	8/1/18	13,030	15,668
New York City NY GO	5.000%	8/1/18	25,315	30,441
New York City NY GO	5.000%	10/1/18	7,650	9,238
New York City NY GO	5.000%	8/1/19	7,225	8,852
New York City NY GO	5.000%	8/1/19	20,155	24,693
1 New York City NY GO	0.600%	8/1/21	4,650	4,654
1 New York City NY GO	0.690%	8/1/21	6,350	6,366
1 New York City NY GO	0.770%	8/1/25	5,500	5,528
New York City NY GO VRDO	0.200%	5/7/13 LOC	5,900	5,900
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/17	8,150	9,370
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/21	3,000	3,677
2 New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.240%	5/7/13	3,755	3,755
New York City NY Industrial Development Agency Civic Facility Revenue
(New York Law School) VRDO	0.230%	5/7/13 LOC	19,080	19,080
New York City NY Industrial Development Agency Civic Facility Revenue
(USTA National Tennis Center)	5.000%	11/15/13 (4)	4,435	4,544
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19	16,385	20,144
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.250%	5/7/13	23,375	23,375
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/19	1,000	1,223
2 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.260%	5/7/13	16,500	16,500
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/13 (ETM)	10,160	10,402
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/13	2,160	2,212
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14 (ETM)	320	342
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14	5,290	5,664
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	8,000	8,908
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	10,115	11,673
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16 (ETM)	22,120	25,353
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	21,365	24,656
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/17	2,500	2,899
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	7,000	8,316
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	20,000	23,760
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	16,500	18,346
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	20,000	23,760
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	7,455	9,065
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	8,560	10,589
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	25,115	31,139
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/20	6,395	7,918
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/20	8,925	11,051
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	3,090	3,876
New York City NY Trust for Cultural Resources Revenue (Whitney Museum of American Art)	5.000%	7/1/17	6,250	7,214
New York Liberty Development Corp. Revenue (Greenwich LLC) VRDO	0.240%	5/7/13 LOC	2,200	2,200

45

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.240%	5/7/13	37,250	37,250
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/16	6,000	6,888
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	5,000	5,887
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	7,000	8,242
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	12,500	14,718
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	2,500	3,002
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,000	1,201
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	2,650	3,182
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	4,775	5,734
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,500	1,801
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,500	1,801
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	2,530	3,080
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	8,930	10,870
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	4,725	5,751
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	2,400	2,934
2 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.220%	5/7/13 (13)	14,605	14,605
2 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.240%	5/7/13 (13)	10,980	10,980
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	1.170%	11/1/19	9,300	9,304
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.770%	11/1/13	4,000	4,001
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.900%	11/1/14	6,320	6,326
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.210%	5/7/13 LOC	11,300	11,300
New York Metropolitan Transportation Authority Revenue (Service Contract)	5.500%	7/1/14	15,460	16,407
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/13	3,325	3,411
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/17	2,500	2,944
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/18	4,000	4,803
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/19	3,500	4,260
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/13	10,000	10,252
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/14	52,980	56,582
1 New York Metropolitan Transportation Authority Revenue PUT	0.836%	11/1/16	12,500	12,508
1 New York Metropolitan Transportation Authority Revenue PUT	0.976%	11/1/17	9,000	9,007
New York State Dormitory Authority Revenue (Brooklyn Law School)	4.000%	7/1/17	1,160	1,284
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/18	2,105	2,463
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/19	2,180	2,576
New York State Dormitory Authority Revenue (City University System) VRDO	0.230%	5/7/13 LOC	22,000	22,000
New York State Dormitory Authority Revenue (Fordham University) PUT	5.000%	7/1/16	9,000	10,132
2 New York State Dormitory Authority Revenue (Fordham University) TOB VRDO	0.240%	5/7/13 (13)	3,500	3,500
New York State Dormitory Authority Revenue (Fordham University) VRDO	0.230%	5/7/13 LOC	37,245	37,245
New York State Dormitory Authority Revenue (Fordham University) VRDO	0.230%	5/7/13 LOC	36,925	36,925
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/17 (ETM)	55	65
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/17	6,185	7,230
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/16	2,270	2,568
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/16	1,260	1,410
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/17	1,750	1,997
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/18	1,000	1,181
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/14	3,760	3,919
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15	3,935	4,280
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17 (ETM)	5	6
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17	9,605	11,171
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17	16,845	19,592
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/18	18,010	21,541
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/18	2,400	2,903
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/18	22,675	27,672
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	4,150	5,041
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/19	11,665	14,332
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/22	5,000	6,096
New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.230%	5/7/13	18,200	18,200
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,734
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	7,030	8,174
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17 (4)	3,250	3,826
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	2,000	2,317
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (4)	5,000	6,011
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	2,155	2,561
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (4)	2,500	3,006
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	1,500	1,776
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (4)	6,010	7,333
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	5,905	7,089
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/16	8,500	9,654
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/17	10,510	12,272
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.500%	5/15/13 (14)	7,885	7,902

46

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/18	5,000	5,962
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/19	3,500	4,244
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.125%	3/15/15	3,000	3,055
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.250%	10/15/15	5,000	5,127
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	7,500	7,513
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	8,500	8,519
New York State Energy Research & Development Authority Pollution Control Revenue
(Rochester Gas & Electric Corp. Project) PUT	4.750%	7/1/16 (14)	2,250	2,459
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.250%	7/15/14	2,160	2,294
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/18	10,000	12,116
New York State GO	5.000%	3/1/19	12,715	15,608
New York State Housing Finance Agency Housing Revenue (320 West 38th Street) VRDO	0.220%	5/7/13 LOC	21,015	21,015
New York State Housing Finance Agency Housing Revenue (80 DeKalb Avenue) VRDO	0.210%	5/7/13 LOC	11,070	11,070
New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	0.230%	5/7/13 LOC	15,000	15,000
New York State Housing Finance Agency Revenue (8 East 102nd Street) VRDO	0.200%	5/7/13 LOC	53,790	53,790
New York State Local Government Assistance Corp. Revenue	5.000%	4/1/18	6,325	7,605
New York State Local Government Assistance Corp. Revenue VRDO	0.200%	5/7/13	2,500	2,500
New York State Local Government Assistance Corp. Revenue VRDO	0.220%	5/7/13	14,155	14,155
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.210%	5/7/13	10,000	10,000
New York State Municipal Bond Bank Agency Special School Purpose Revenue	5.250%	6/1/13 (Prere.)	7,000	7,030
New York State Municipal Bond Bank Agency Special School Purpose Revenue	5.250%	6/1/13 (Prere.)	8,415	8,451
New York State Municipal Bond Bank Agency Special School Purpose Revenue	5.500%	6/1/13 (Prere.)	5,410	5,435
New York State Thruway Authority Revenue	5.000%	1/1/19	2,000	2,409
New York State Thruway Authority Revenue	5.000%	1/1/20	1,500	1,843
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16	40,000	45,167
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	7,500	8,338
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/17	18,145	21,126
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18	3,500	4,182
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/16	6,620	7,483
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/18	8,440	10,095
New York State Urban Development Corp. Revenue	5.000%	1/1/15	5,145	5,542
New York State Urban Development Corp. Revenue	5.250%	1/1/17	8,000	9,259
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/15	6,685	7,490
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/16	20,000	23,225
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/18	20,000	23,921
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19	8,030	9,774
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	10,145	12,666
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	8,525	10,643
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	24,900	31,232
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	10,625	13,327
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/15	27,950	30,107
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	3,340	3,731
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	19,295	21,556
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	25,000	27,930
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.230%	5/7/13	32,135	32,135
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.230%	5/7/13	52,315	52,315
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.230%	5/7/13	34,100	34,100
Suffolk County New York RAN	2.000%	3/27/14	20,000	20,257
3 Suffolk County NY BAN	2.000%	5/2/14	10,000	10,143
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/17	2,000	2,308
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/18	4,000	4,724
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/19	8,365	10,013
Suffolk County NY TAN	2.000%	8/14/13	30,000	30,138
Syracuse NY Industrial Development Agency Civic Facility Revenue
(Syracuse University Project) VRDO	0.210%	5/7/13 LOC	3,200	3,200
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/17	6,500	7,568
Tobacco Settlement Financing Corp. New York Revenue	5.500%	6/1/18	2,210	2,220
Tompkins County NY Industrial Development Agency Civic Facility Revenue
(Ithaca College) VRDO	0.230%	5/7/13 LOC	12,790	12,790
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/14 (ETM)	2,045	2,110
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/14	11,690	12,534
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/17	3,815	4,543
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/18	13,435	15,989
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/18	7,000	8,533
2 Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.210%	5/7/13	310	310

47

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/16	8,170	9,238
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/17	8,600	9,929
Yonkers NY GO	3.000%	7/1/18	500	535
Yonkers NY GO	3.000%	8/15/18	1,000	1,070
Yonkers NY GO	3.000%	8/15/19	885	947
Yonkers NY GO	3.000%	8/15/20	1,115	1,172
				2,412,745
North Carolina (3.0%)
Cabarrus NC COP	5.000%	1/1/14	2,500	2,577
Cabarrus NC COP	5.000%	1/1/16	4,555	5,077
Cary NC GO VRDO	0.220%	5/7/13	6,790	6,790
Charlotte NC Airport Revenue	5.000%	7/1/14	4,000	4,212
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/13	1,420	1,432
Charlotte NC Water & Sewer System Revenue	4.000%	7/1/16	1,280	1,420
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/17	3,000	3,583
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18	2,625	3,212
Durham NC COP	5.000%	6/1/13	1,000	1,004
Fayetteville NC Public Works Commission Revenue	5.000%	3/1/17	5,000	5,800
Guilford County NC GO	5.000%	8/1/15	8,250	9,114
Guilford County NC GO	5.000%	8/1/16	5,000	5,732
Guilford County NC GO	5.000%	8/1/17	5,000	5,920
Mecklenburg County NC GO	5.000%	3/1/20	5,000	6,278
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center Project) VRDO	0.480%	5/7/13 (4)	10,480	10,480
2 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.180%	5/1/13	4,900	4,900
North Carolina Capital Improvement Revenue	5.000%	5/1/17	9,600	11,218
North Carolina Capital Improvement Revenue	5.000%	5/1/18	15,325	18,354
2 North Carolina Capital Improvement Revenue TOB VRDO	0.220%	5/7/13	4,000	4,000
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/14	5,000	5,156
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/14	6,000	6,207
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/15	3,465	3,728
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/15	20,000	21,515
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	7,000	7,810
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	3,000	3,347
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	2,725	3,040
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17	2,500	2,873
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17	7,060	8,114
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/18	1,250	1,473
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19	1,025	1,230
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19	3,415	4,097
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20	2,500	3,036
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20	5,000	6,071
North Carolina GAN PUT	4.000%	3/1/18	21,000	23,636
North Carolina GO	5.000%	3/1/14	23,160	24,088
North Carolina GO	5.000%	3/1/18	12,000	14,309
North Carolina GO	5.000%	5/1/18	6,750	8,150
North Carolina GO	5.000%	6/1/18	15,100	18,273
North Carolina GO	5.000%	3/1/19	5,200	6,404
North Carolina GO	5.000%	5/1/19	30,000	37,087
North Carolina GO	5.000%	6/1/19	2,000	2,477
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/19	3,350	4,043
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/20	7,885	9,493
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)	5.000%	11/1/14	2,775	2,837
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)	5.000%	11/1/15 (4)	7,370	7,536
1 North Carolina Medical Care Commission Health Care Facilities Revenue
(Wake Forest Baptist Obligated Group) PUT	0.960%	12/1/17	2,500	2,500
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/17	2,000	2,348
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/18	3,000	3,596
North Carolina Medical Care Commission Health Systems Revenue (Catholic Health East) VRDO	0.230%	5/7/13 LOC	6,910	6,910
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/16	1,705	1,930
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/17	5,000	5,841
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/19	1,450	1,658
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/20	500	572
North Carolina Municipal Power Agency Revenue	5.000%	1/1/18	20,000	23,641

48

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Municipal Power Agency Revenue	5.000%	1/1/19	18,250	22,006
Raleigh NC GO	5.000%	12/1/16	2,470	2,865
Raleigh NC GO	5.000%	12/1/16	2,605	3,021
University of North Carolina Chapel Hill Foundation Revenue VRDO	0.230%	5/7/13	14,575	14,575
Wake County NC GO	4.000%	2/1/14	13,000	13,372
Wake County NC GO	5.000%	2/1/19	5,100	6,269
Wake County NC GO	5.000%	2/1/20	4,500	5,641
Wake County NC GO	5.000%	2/1/20	17,845	22,371
Wake County NC Public Improvement GO	5.000%	3/1/14	23,000	23,921
Wake County NC Public Improvement GO	5.000%	3/1/16	5,110	5,768
Wake County NC Public Improvement GO	5.000%	4/1/18	3,495	4,210
				520,148
Ohio (4.4%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Children’s Hospital Medical Center of Akron)	5.000%	11/15/18	1,000	1,177
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/14	20,120	21,303
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/15	10,170	11,169
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/16	11,830	13,397
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.200%	5/7/13 LOC	10,000	10,000
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,737
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/19	1,500	1,783
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/20	2,000	2,407
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/17	6,000	6,875
2 American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) TOB VRDO	0.370%	5/7/13 (12)	9,315	9,315
Avon OH Local School District GO	5.250%	12/1/13 (Prere.)	2,400	2,471
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.000%	6/1/14	5,495	5,726
Chillicothe OH City School District GO	5.250%	12/1/14 (Prere.)	1,745	1,882
Cincinnati OH City School District GO	5.000%	12/1/13 (Prere.)	5,525	5,677
Cincinnati OH City School District GO	5.000%	12/1/13 (4)	2,000	2,055
Cleveland OH Airport System Revenue	5.000%	1/1/14	7,575	7,808
Cleveland OH GO	5.250%	8/1/13 (Prere.)	2,400	2,431
Cleveland OH Income Tax Revenue (Police & Fire Pension Payment)	5.000%	5/15/17	1,190	1,375
Cleveland OH Water Revenue	5.000%	1/1/18	1,780	2,106
Cleveland OH Water Revenue	5.000%	1/1/19	3,100	3,748
Cleveland OH Water Revenue	5.000%	1/1/20	1,500	1,847
Cleveland OH Water Works Revenue	5.000%	1/1/18	1,000	1,188
2 Cleveland OH Water Works Revenue TOB VRDO	0.220%	5/7/13	2,900	2,900
Cleveland OH Water Works Revenue VRDO	0.210%	5/7/13 LOC	7,500	7,500
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/19	2,000	2,402
Cleveland-Cuyahoga County OH Port Authority Revenue
(Cleveland Museum of Art Project) VRDO	0.220%	5/7/13	3,600	3,600
Cleveland-Cuyahoga County OH Port Authority Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.210%	5/7/13 LOC	16,970	16,970
Columbus OH City School District School Facilities Construction & Improvement GO	5.250%	12/1/14 (Prere.)	2,390	2,576
Columbus OH City School District School Facilities Construction & Improvement GO	5.250%	12/1/14 (Prere.)	2,070	2,231
Columbus OH GO	5.000%	9/1/13	5,600	5,691
Columbus OH GO	5.000%	9/1/13	10,430	10,599
Columbus OH GO	5.000%	12/15/13	3,000	3,090
Columbus OH GO	5.000%	9/1/16	5,000	5,749
Columbus OH GO	5.000%	6/1/17	7,510	8,845
Columbus OH GO	5.000%	7/1/17	7,245	8,556
Columbus OH GO	5.000%	7/1/17	5,740	6,778
Columbus OH GO	5.000%	6/1/18	8,000	9,672
Columbus OH GO	5.000%	7/1/18	7,280	8,821
Columbus OH GO	5.000%	7/1/18	4,500	5,453
Columbus OH Regional Airport Authority Revenue (Pooled Financing Program) VRDO	0.220%	5/7/13 LOC	11,030	11,030
Cuyahoga County OH Revenue (Cleveland Clinic Health System Obligated Group) VRDO	0.170%	5/1/13	1,370	1,370
Dayton OH City School District GO	5.000%	11/1/19	3,500	4,287
Dayton OH City School District GO	5.000%	11/1/20	5,000	6,184
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.230%	5/7/13	3,200	3,200
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.230%	5/7/13	17,700	17,700
2 Franklin County OH Hospital Improvement Revenue
(Nationwide Children’s Hospital Project) TOB VRDO	0.240%	5/7/13	2,000	2,000
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.200%	5/7/13	5,870	5,870
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.200%	5/7/13	42,735	42,735
Hamilton County OH Convention Center Facilities Authority Revenue	5.250%	6/1/14 (Prere.)	1,270	1,339
Hamilton County OH Sewer System Revenue	5.000%	12/1/13 (14)	4,450	4,576
Hilliard OH School District GO	0.000%	12/1/14 (14)	2,720	2,700
Hilliard OH School District GO	0.000%	12/1/15 (14)	3,720	3,663
Jackson OH Local School District Stark & Summit Counties GO	5.250%	6/1/14 (Prere.)	4,350	4,584
Kent State University OH Revenue	5.000%	5/1/17	500	573

49

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kent State University OH Revenue	5.000%	5/1/20	1,650	1,995
2 Kent State University OH Revenue TOB VRDO	0.210%	5/7/13 LOC	16,045	16,045
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,679
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,679
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,606
2 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.210%	5/7/13	13,105	13,105
2 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.220%	5/7/13	7,500	7,500
2 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.250%	5/7/13 (4)	7,715	7,715
Marysville OH Exempt Village School District COP	5.250%	6/1/15 (Prere.)	3,000	3,307
Montgomery County OH Revenue (Catholic Health Initiatives) PUT	5.000%	11/12/13	6,000	6,149
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	5.700%	2/1/14	4,000	4,126
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	3.375%	7/1/15	5,000	5,165
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Nuclear Generation Corp. Project) VRDO	0.200%	5/1/13 LOC	1,500	1,500
Ohio Air Quality Development Authority Revenue (Columbus Southern Power Co. Project) PUT	3.875%	6/1/14	3,500	3,596
Ohio Air Quality Development Authority Revenue (FirstEnergy Generation Corp. Project)	5.700%	8/1/20	1,850	2,204
Ohio Air Quality Development Authority Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,000	5,104
Ohio Building Authority Revenue (Administration Building Fund)	5.250%	10/1/15 (14)	11,780	13,101
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/18	1,750	2,115
Ohio Building Authority Revenue (Adult Correctional Building)	5.250%	4/1/14	12,000	12,536
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/15	1,200	1,327
Ohio Building Authority Revenue (Adult Correctional Building)	5.250%	10/1/16 (14)	14,830	17,122
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/13	1,520	1,550
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/13	1,050	1,071
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/13	1,105	1,127
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/14	2,300	2,449
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/14	1,165	1,241
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/15	2,420	2,677
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/15	1,225	1,355
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16	2,540	2,911
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16	1,650	1,891
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16	1,285	1,473
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/17	2,670	3,153
Ohio Common Schools GO VRDO	0.200%	5/7/13	2,200	2,200
Ohio GO	5.000%	9/15/14	5,920	6,303
Ohio GO	5.000%	9/15/15	5,000	5,549
Ohio GO	5.000%	9/15/16	10,000	11,480
Ohio GO	5.000%	9/15/17	19,680	23,278
Ohio GO	5.000%	9/15/18	5,000	6,056
Ohio GO	5.000%	9/15/18	10,000	12,112
Ohio GO	5.000%	9/15/19	5,000	6,172
Ohio GO VRDO	0.210%	5/7/13	5,800	5,800
Ohio Higher Education GO	5.000%	11/1/14	4,250	4,549
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/13 (Prere.)	3,885	3,993
2 Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) TOB VRDO	0.240%	5/7/13	2,200	2,200
Ohio Highway Capital Improvements GO	5.000%	5/1/13	6,300	6,301
2 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.180%	5/1/13	19,400	19,400
2 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.240%	5/7/13	2,850	2,850
2 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.240%	5/7/13	4,995	4,995
2 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.240%	5/7/13	4,845	4,845
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/19	1,595	1,883
Ohio Infrastructure Improvement GO	5.000%	9/1/14	6,055	6,440
Ohio Infrastructure Improvement GO	5.000%	9/1/15	8,600	9,529
Ohio Infrastructure Improvement GO	5.000%	9/1/16	3,210	3,680
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	4,162
Ohio Infrastructure Improvement GO VRDO	0.210%	5/7/13	2,100	2,100
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/17	1,500	1,782
Ohio Major New State Infrastructure Project Revenue	4.000%	12/15/18	2,750	3,185
Ohio Major New State Infrastructure Project Revenue	4.000%	12/15/19	2,450	2,868
Ohio State University General Receipts Revenue	5.000%	12/1/13 (ETM)	605	622
Ohio State University General Receipts Revenue	5.000%	12/1/13	5,395	5,547
Ohio State University General Receipts Revenue	5.000%	12/1/14 (ETM)	300	322
Ohio State University General Receipts Revenue	5.000%	12/1/14	2,700	2,901
Ohio State University General Receipts Revenue	5.000%	12/1/16 (ETM)	355	411
Ohio State University General Receipts Revenue	5.000%	12/1/16	3,160	3,654
Ohio State University General Receipts Revenue	5.000%	12/1/17 (ETM)	280	334
Ohio State University General Receipts Revenue	5.000%	12/1/17	4,720	5,618
Ohio State University General Receipts Revenue VRDO	0.200%	5/7/13	990	990

50

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/15	3,500	3,782
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	6/1/17	4,000	4,701
Ohio Water Development Authority Fresh Water Revenue	5.000%	12/1/13	4,000	4,113
Ohio Water Development Authority Fresh Water Revenue	5.000%	6/1/14 (Prere.)	6,300	6,622
2 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.450%	5/7/13	17,875	17,875
Ohio Water Development Authority Pollution Control Revenue
(FirstEnergy Nuclear Generation Corp. Project) VRDO	0.210%	5/7/13 LOC	1,900	1,900
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/18	1,105	1,348
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/13	7,000	7,029
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/17	1,000	1,192
Olentangy OH Local School District GO	5.000%	6/1/16 (Prere.)	1,235	1,405
Olentangy OH Local School District School Facilities Construction & Improvement GO	5.500%	6/1/14 (Prere.)	1,300	1,373
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.750%	12/1/22	4,750	5,690
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/14	2,895	2,978
Toledo OH City School District GO	5.000%	12/1/18	3,055	3,697
Toledo OH City School District GO	5.000%	12/1/19	2,220	2,734
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/18	1,585	1,892
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/14	6,145	6,438
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/15	1,435	1,561
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/16	3,430	3,855
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/17	1,855	2,142
				766,733
Oklahoma (0.2%)
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	9/1/15 (14)	9,035	9,595
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/18	1,000	1,207
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/13	2,000	2,026
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/14	4,900	5,175
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/15	4,670	5,116
Oklahoma Development Finance Authority Pollution Control Revenue (Public Service Co. Project)	5.250%	6/1/14	3,300	3,443
1 Oklahoma Municipal Power Authority Power Supply System Revenue PUT	0.970%	8/1/13	5,590	5,593
Oklahoma Water Resource Board Revenue	5.000%	4/1/15	8,640	9,007
				41,162
Oregon (0.5%)
Oregon Department of Administrative Services COP	5.000%	5/1/14	3,750	3,929
Oregon Department of Administrative Services COP	5.000%	5/1/15	4,160	4,540
Oregon Department of Administrative Services COP	5.000%	5/1/16	3,190	3,611
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/16	2,185	2,471
Oregon Department of Administrative Services Lottery Revenue	4.000%	4/1/17	2,000	2,261
2 Oregon Department of Administrative Services Lottery Revenue TOB VRDO	0.240%	5/7/13	5,000	5,000
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/14	5,880	6,306
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/16	2,600	2,898
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/17	3,090	3,535
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/18	3,500	4,083
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/14	1,000	1,068
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/15	1,500	1,615
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/15	1,000	1,111
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/16	1,700	1,888
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/16	2,000	2,293
Oregon Facilities Authority Revenue (Reed College Projects) VRDO	0.240%	5/7/13	6,700	6,700
Oregon GO	5.000%	8/1/18	3,215	3,893
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/16	10,500	11,016
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	8,300	9,094
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/18	3,000	3,596
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,250	4,568
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	5,000	5,795
				91,271
Pennsylvania (6.2%)
2 Abington PA School District GO TOB VRDO	0.220%	5/7/13 LOC	14,915	14,915
Allegheny County PA GO	5.000%	11/1/13	3,560	3,644
Allegheny County PA GO	5.000%	11/1/14	2,895	3,084
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	9/1/14	36,120	38,388
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/16	17,175	19,333
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/17	22,750	26,363
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	10/15/17	1,000	1,176
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	10/15/18	1,000	1,195

51

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) PUT	1.270%	8/1/13	10,000	10,008
2 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.240%	5/7/13	38,000	38,000
Allegheny County PA Port Authority Revenue	5.000%	3/1/17	2,350	2,678
Allegheny County PA Sanitation Authority Sewer Revenue	5.000%	6/1/18 (4)	3,000	3,555
Allegheny County PA Sanitation Authority Sewer Revenue	5.000%	12/1/18 (4)	3,685	4,414
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	17,250	17,438
Chester County PA GO	5.000%	5/15/15 (Prere.)	13,355	14,617
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/18	670	796
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/19	500	604
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.000%	1/1/14	1,320	1,357
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.000%	1/1/16	2,700	2,958
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	1,165	1,218
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	3,280	3,430
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	1,140	1,217
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	3,440	3,673
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	1,175	1,275
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	3,510	3,808
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/18	300	357
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/19	240	288
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/17	1,065	1,196
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/18	1,230	1,405
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/19	1,745	2,026
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	2,440	2,848
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.200%	5/7/13 LOC	26,005	26,005
Emmaus PA General Authority Revenue VRDO	0.230%	5/7/13 LOC	1,800	1,800
2 Geisinger Health System Authority of Pennsylvania Revenue TOB VRDO	0.240%	5/7/13	5,600	5,600
Lancaster County PA Hospital Authority Revenue (Lancaster General Hospital)	5.750%	9/15/13 (Prere.)	4,560	4,654
Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/17	750	837
Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/18	1,250	1,415
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/19	1,000	1,198
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/15	4,120	4,448
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/16	10,510	11,699
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/18	1,000	1,186
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/19	2,300	2,778
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/20	3,250	3,931
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated Group)	5.000%	11/15/13	1,500	1,535
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated Group)	5.000%	11/15/13	5,675	5,807
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated Group)	5.000%	11/15/14	1,570	1,660
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated Group)	5.250%	11/15/15	1,120	1,230
North Hills PA School District GO	5.250%	12/15/15 (Prere.)	5,030	5,652
Northampton County PA General Purpose Authority University Revenue
(Lafayette College) VRDO	0.240%	5/7/13	18,100	18,100
Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16 (ETM)	14,185	15,833
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	8,250	8,588
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	5,000	5,205
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	4,250	4,424
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	2.750%	9/1/13	5,500	5,542
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.700%	5/1/15	7,000	7,321
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.750%	12/1/15	4,250	4,338
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/18	27,000	32,640
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/21	19,775	23,345
Pennsylvania GO	5.000%	2/15/14	6,000	6,229
Pennsylvania GO	5.000%	4/15/14	16,300	17,050

52

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.000%	7/1/14	27,300	28,827
Pennsylvania GO	4.000%	7/15/14	15,070	15,758
Pennsylvania GO	5.000%	9/1/14 (4)	43,500	46,266
Pennsylvania GO	5.000%	3/1/15	20,000	21,706
Pennsylvania GO	5.250%	7/1/15	28,630	31,646
Pennsylvania GO	5.000%	2/15/16	12,105	13,618
Pennsylvania GO	5.000%	7/1/16	5,355	6,110
Pennsylvania GO	5.000%	7/1/17	4,155	4,890
Pennsylvania GO	5.000%	7/15/17	15,005	17,680
2 Pennsylvania GO TOB VRDO	0.240%	5/7/13	6,500	6,500
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/17	2,205	2,587
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/18	3,490	4,158
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/19	2,490	3,009
Pennsylvania Higher Educational Facilities Authority Revenue
(AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/18	1,075	1,212
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/17	4,655	5,450
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/19	4,445	5,424
Pennsylvania Higher Educational Facilities Authority Revenue (Kings College) VRDO	0.240%	5/7/13 LOC	7,200	7,200
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/18	1,000	1,145
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/19	1,850	2,141
2 Pennsylvania Higher Educational Facilities Authority Revenue
(Presbyterian Medical Center) TOB VRDO	0.240%	5/7/13	7,200	7,200
2 Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania) TOB VRDO	0.240%	5/7/13	4,740	4,740
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/14 (2)	9,610	10,194
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/16	3,735	4,214
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/17	9,740	11,325
Pennsylvania Industrial Development Authority Economic Development Revenue	5.000%	7/1/13	5,630	5,673
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/16	3,000	3,405
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15 (12)	1,055	1,153
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15	5,500	5,991
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (12)	5,170	5,845
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16	6,680	7,500
1 Pennsylvania Turnpike Commission Revenue	0.770%	12/1/16	8,000	8,006
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/17	3,515	4,104
1 Pennsylvania Turnpike Commission Revenue	0.900%	12/1/18	10,000	10,022
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	3,240	3,835
Pennsylvania Turnpike Commission Revenue VRDO	0.240%	5/7/13	19,543	19,542
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/14	2,355	2,485
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/15	4,570	4,982
Philadelphia PA Gas Works Revenue	5.000%	8/1/13 (ETM)	3,260	3,296
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	2,880	3,155
Philadelphia PA Gas Works Revenue VRDO	0.200%	5/7/13 LOC	9,300	9,300
Philadelphia PA GO	5.000%	8/1/13 (4)	19,000	19,209
Philadelphia PA GO	5.125%	8/1/13 (11)	6,050	6,121
Philadelphia PA GO	5.000%	8/1/14 (4)	20,385	21,478
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.170%	5/1/13	4,200	4,200
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/15	1,500	1,584
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/16	1,995	2,143
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/17	2,325	2,532
Philadelphia PA Industrial Development Authority Lease Revenue VRDO	0.200%	5/7/13 LOC	21,600	21,600
Philadelphia PA Water & Waste Water Revenue	5.250%	12/15/14 (2)	7,100	7,418
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/15 (ETM)	1,500	1,654
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	20,000	22,674
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	0.420%	5/7/13 (4)	70,450	70,450
Pittsburgh PA Water & Sewer Authority Revenue VRDO	0.350%	5/7/13 (4)	31,600	31,600
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.250%	6/1/13	6,265	6,291
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.250%	6/1/14	5,470	5,740
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.500%	6/1/15	5,000	5,475
St. Mary’s Hospital Authority Bucks County PA Revenue (Catholic Health Initiatives) VRDO	0.200%	5/7/13	10,000	10,000
State Public School Building Authority Pennsylvania School Revenue
(Philadelphia School District Project)	5.000%	6/1/13 (Prere.)	30,800	30,927
West Chester University Student Housing Revenue BAN	1.600%	2/1/15	2,250	2,261

53

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	4.000%	7/1/15	1,440	1,532
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/16	2,010	2,241
				1,095,738
Puerto Rico (0.3%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/13	4,000	4,025
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/16	3,000	3,178
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/16	3,400	3,602
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/16 (10)	1,290	1,381
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/16 (14)	1,220	1,311
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/17 (10)	1,950	2,121
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/18	1,005	1,066
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/18	4,510	4,844
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/18	7,715	8,377
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/18 (10)	6,395	6,981
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19	1,575	1,687
Puerto Rico GO	5.500%	7/1/17	4,790	5,130
Puerto Rico GO	5.500%	7/1/19	2,500	2,696
				46,399
Rhode Island (0.0%)
Rhode Island & Providence Plantations GO	5.000%	11/15/16 (14)	2,000	2,300

South Carolina (1.4%)
Charleston County SC GO	5.000%	11/1/17	1,045	1,246
Charleston County SC GO	5.000%	11/1/17	6,485	7,732
Charleston County SC GO	5.000%	11/1/18	7,085	8,660
3 Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/19	2,000	2,448
2 Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project) TOB VRDO	0.230%	5/7/13	24,750	24,750
1 Charleston SC Waterworks & Sewer Capital Improvement Revenue PUT	0.810%	1/1/18	8,700	8,743
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/13	8,575	8,576
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/14	9,355	9,753
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/15	7,380	7,987
Greenville County SC School District GO	5.500%	12/1/16	13,450	15,690
2 Greenville County SC School District Installment Revenue TOB VRDO	0.300%	5/7/13	7,440	7,440
2 Greenwood SC Metropolitan Sewer System Revenue TOB VRDO	0.250%	5/7/13 (4)	5,625	5,625
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/17	2,660	3,099
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/18	1,345	1,600
Oconee County SC Pollution Control Facilities Revenue (Duke Energy Carolinas Project)	3.600%	2/1/17	15,000	16,259
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	8,100	8,983
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/17	7,225	8,250
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/16	2,000	2,217
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/17	2,320	2,639
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	4.500%	11/1/17	1,000	1,147
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/18	1,500	1,764
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/19	1,000	1,210
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/20	1,750	2,131
South Carolina Ports Authority Revenue	5.000%	7/1/17	1,535	1,775
South Carolina Public Service Authority Revenue	5.000%	1/1/16	5,000	5,594
South Carolina Public Service Authority Revenue	5.000%	1/1/17	2,000	2,314
South Carolina Public Service Authority Revenue	5.000%	12/1/17	6,035	7,183
2 South Carolina Public Service Authority Revenue TOB VRDO	0.240%	5/7/13	7,280	7,280
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/15 (2)	4,295	4,790
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/16	17,940	20,619
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/19	25,805	31,538
2 York County SC Rock Hill School District No. 3 GO TOB VRDO	0.240%	5/7/13 (4)	9,200	9,200
				248,242
Tennessee (2.0%)
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/14	1,500	1,564
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/15	1,390	1,506
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/20	2,500	2,952
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare) VRDO	0.220%	5/7/13 LOC	28,965	28,965
Memphis TN Electric System Revenue	5.000%	12/1/16	44,095	51,087
Memphis TN Electric System Revenue	5.000%	12/1/17	12,500	14,915
Memphis TN GO	5.000%	10/1/17	2,500	2,965
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.500%	5/15/14 (13)	6,345	6,695
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.500%	5/15/16 (13)	5,675	6,530
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/17	10,000	11,796

54

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/19	25,130	30,944
Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Vanderbilt University)	5.000%	10/1/14	15,000	16,018
1 Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Vanderbilt University) PUT	0.820%	10/1/17	9,500	9,500
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/18	5,000	5,955
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/19	6,070	7,343
Murfreesboro TN GO	5.000%	6/1/14	3,900	4,101
Shelby County TN GO	5.000%	4/1/14 (ETM)	200	209
Shelby County TN GO	5.000%	4/1/14	800	835
Shelby County TN GO	5.000%	3/1/19	10,275	12,569
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/16	6,925	7,862
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.000%	6/1/13	4,500	4,518
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.420%	5/1/13 (4)	15,000	15,000
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.420%	5/1/13 (4)	9,000	9,000
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/13	3,600	3,629
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/14	4,805	5,068
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/15	5,390	5,921
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/16	2,500	2,840
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/13	28,000	28,449
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	9,000	10,038
Tennessee GO	5.000%	5/1/14	2,825	2,960
Tennessee GO	5.000%	5/1/16	3,200	3,635
Tennessee GO	5.000%	8/1/18	5,185	6,302
Tennessee GO	5.000%	8/1/18	16,000	19,448
Tennessee GO	5.000%	10/1/18	3,730	4,554
				345,673
Texas (7.0%)
Austin TX Electric Utility System Revenue	5.000%	11/15/18	500	604
Austin TX Electric Utility System Revenue	5.000%	11/15/19	500	614
Austin TX Electric Utility System Revenue	5.000%	11/15/20	1,000	1,234
Austin TX GO	4.250%	9/1/16	2,480	2,787
Austin TX GO	5.000%	9/1/17	3,250	3,849
Austin TX Water & Wastewater System Revenue	5.000%	11/15/19	1,000	1,233
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/17	570	657
3 Central Texas Regional Mobility Authority Revenue	5.000%	1/1/18	250	287
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/18	1,450	1,707
3 Central Texas Regional Mobility Authority Revenue	5.000%	1/1/19	530	616
3 Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20	610	717
3 Central Texas Regional Mobility Authority Revenue PUT	3.000%	1/4/16	2,750	2,842
Dallas TX GO	5.000%	2/15/16	4,000	4,503
Dallas TX GO	5.000%	2/15/17	8,880	10,337
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/17	3,105	3,687
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/14	3,000	3,208
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/16	4,000	4,568
Denton TX Independent School District GO PUT	2.125%	8/1/15	7,000	7,217
Denton TX Independent School District GO VRDO	0.230%	5/7/13	5,600	5,600
Eagle Mountain & Saginaw TX Independent School District GO PUT	2.500%	8/1/14	11,140	11,440
El Paso TX Water & Sewer Revenue	5.000%	3/1/14 (4)	2,175	2,262
El Paso TX Water & Sewer Revenue	5.000%	3/1/15 (4)	1,500	1,627
El Paso TX Water & Sewer Revenue	5.000%	3/1/18	1,000	1,188
Fort Bend County TX GO	5.000%	3/1/20	5,530	6,870
Fort Worth TX GO	5.000%	3/1/18	4,375	5,221
Fort Worth TX GO	5.000%	3/1/19	3,500	4,273
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/18	4,100	4,885
Frisco TX GO	5.000%	2/15/17	3,000	3,479
Frisco TX GO	5.000%	2/15/18	3,325	3,958
3 Frisco TX GO	5.000%	2/15/20	4,110	5,080
Frisco TX Independent School District GO	5.000%	8/15/17	2,350	2,780
Gulf Coast TX Waste Disposal Authority Environmental Facilities Revenue
(BP Products North America Project) PUT	2.300%	9/3/13	9,000	9,051
2 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Children’s Hospital Project) TOB VRDO	0.260%	5/7/13	8,195	8,195

55

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Memorial Hermann Healthcare System)	0.720%	6/1/17	3,865	3,865
1	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Memorial Hermann Healthcare System)	0.820%	6/1/18	1,750	1,750
1	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Memorial Hermann Healthcare System)	0.920%	6/1/19	2,250	2,250
1	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Memorial Hermann Healthcare System)	0.970%	6/1/20	2,000	2,000
1	Harris County TX Cultural Education Facilities Finance Corp. Medical Facilities Revenue
	(Baylor College of Medicine) PUT	1.270%	11/15/15	8,000	8,026
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/13	15,000	15,436
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/14	11,000	11,856
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/15	6,530	7,295
	Harris County TX Cultural Education Facilities Finance Corp. Revenue
	(YMCA of the Greater Houston Area)	5.000%	6/1/16	720	794
	Harris County TX Cultural Education Facilities Finance Corp. Revenue
	(YMCA of the Greater Houston Area)	5.000%	6/1/18	425	484
	Harris County TX Cultural Education Facilities Finance Corp. Revenue
	(YMCA of the Greater Houston Area)	5.000%	6/1/19	1,410	1,616
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
	(TECO Project)	5.000%	11/15/13	500	513
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
	(TECO Project)	5.000%	11/15/16	1,000	1,152
	Harris County TX Flood Control District GO	5.250%	10/1/14 (Prere.)	8,360	8,943
	Harris County TX Flood Control District GO	5.250%	10/1/18	2,000	2,460
	Harris County TX GO	6.000%	8/1/13 (14)	21,795	22,116
	Harris County TX GO	5.000%	10/1/15	2,000	2,225
	Harris County TX GO	5.000%	10/1/16	4,500	5,189
	Harris County TX GO	5.000%	10/1/17	6,775	8,054
	Harris County TX GO	5.000%	10/1/18	4,805	5,858
2	Harris County TX GO TOB VRDO	0.240%	5/7/13	8,155	8,155
2	Harris County TX Health Facilities Development Corp. Thermal Utility Revenue TOB VRDO	0.250%	5/7/13 (12)	5,060	5,060
	Harris County TX Toll Road Revenue	5.000%	8/15/16	5,000	5,715
1	Harris County TX Toll Road Revenue	1.000%	8/15/18	3,000	3,018
	Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,132
	Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,131
	Houston TX Airport System Revenue	5.000%	7/1/17	1,500	1,744
	Houston TX Airport System Revenue	5.000%	7/1/18	1,720	2,040
2	Houston TX Airport System Revenue TOB VRDO	0.240%	5/7/13	13,360	13,360
	Houston TX Community College GO	5.000%	2/15/18	2,500	2,976
	Houston TX Community College GO	5.000%	2/15/19	2,860	3,479
	Houston TX Community College GO	5.000%	2/15/19	870	1,057
2	Houston TX Community College GO TOB VRDO	0.270%	5/7/13 (4)	4,050	4,050
	Houston TX GO	5.500%	3/1/16	6,905	7,859
	Houston TX GO	5.000%	3/1/19	10,000	12,176
3	Houston TX GO	5.000%	3/1/19	12,195	14,825
3	Houston TX GO	5.000%	3/1/19	1,135	1,380
	Houston TX Independent School District GO	5.000%	2/15/17	2,375	2,766
	Houston TX Independent School District GO	5.000%	2/15/18	1,755	2,100
	Houston TX Independent School District GO	5.000%	2/15/19	2,890	3,537
	Houston TX Independent School District GO PUT	2.500%	6/1/15	7,200	7,472
	Houston TX Utility System Revenue	5.000%	11/15/14	5,385	5,769
	Houston TX Utility System Revenue	5.000%	11/15/15	5,000	5,568
	Houston TX Utility System Revenue	5.250%	5/15/16 (14)	10,000	10,519
	Houston TX Utility System Revenue	5.000%	11/15/16	1,855	2,137
	Houston TX Utility System Revenue	5.000%	11/15/17	13,500	16,001
	Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,600	16,270
	Houston TX Utility System Revenue	5.000%	11/15/18	2,500	3,030
1	Houston TX Utility System Revenue PUT	0.820%	8/1/16	22,000	22,226
1	Houston TX Utility System Revenue PUT	0.970%	6/1/17	18,000	18,061
	Lewisville TX Independent School District GO	5.000%	8/15/13	8,225	8,341
2	Lone Star College System Texas GO TOB VRDO	0.240%	5/7/13	2,900	2,900
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/14 (ETM)	65	68
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/14	8,905	9,342
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/14 (ETM)	25	26
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/14 (ETM)	5	5
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/16 (ETM)	5	6
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/16	1,295	1,465
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/17	1,710	1,989
	Lower Colorado River Authority Texas Revenue	5.875%	5/15/17 (2)	9,895	9,940
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/16	2,000	2,251

56

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/16	2,740	3,069
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/17	3,310	3,814
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/18	1,765	2,077
Mission TX Economic Development Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.750%	5/1/15	8,500	8,971
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/18	750	894
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/19	1,500	1,826
North Texas Tollway Authority System Revenue	4.000%	9/1/16	1,000	1,107
North Texas Tollway Authority System Revenue	4.000%	9/1/17	1,725	1,947
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,480	1,734
North Texas Tollway Authority System Revenue	5.000%	1/1/19	4,000	4,744
North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,000	6,029
North Texas Tollway Authority System Revenue (Dallas North Tollway)	5.000%	1/1/15 (Prere.)	10,000	10,768
2 North Texas Tollway Authority System Revenue TOB VRDO	0.230%	5/7/13 (13)	5,800	5,800
Northside TX Independent School District GO PUT	0.950%	8/1/13	9,765	9,783
Northside TX Independent School District GO PUT	1.350%	6/1/14	14,555	14,690
Northside TX Independent School District GO PUT	1.900%	8/1/14	15,500	15,790
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/19	1,735	2,074
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/13	24,325	24,650
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/14	12,360	13,034
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/16	7,790	8,666
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/18	2,250	2,633
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/19	1,000	1,182
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/14	10,115	10,481
San Antonio TX Electric & Gas Systems Revenue	5.500%	2/1/14	6,210	6,458
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/15	7,210	7,845
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/16	3,500	3,639
2 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.240%	5/7/13	9,020	9,020
San Antonio TX GO	5.000%	2/1/17	4,135	4,802
San Antonio TX GO	5.000%	2/1/17	1,300	1,510
San Antonio TX GO	5.000%	8/1/17	1,070	1,262
San Antonio TX GO	5.000%	2/1/18	3,500	4,178
San Antonio TX GO	5.000%	8/1/18	1,000	1,210
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/14	1,000	1,066
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/16 (2)	2,000	2,291
Spring Branch TX Independent School District GO	5.000%	2/1/14	3,635	3,767
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Health Care System Project) VRDO	0.210%	5/7/13 LOC	13,715	13,715
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/15	2,905	3,176
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/16	1,310	1,481
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/17	2,000	2,321
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/20	1,520	1,845
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/15	7,730	8,367
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/16	8,130	9,072
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health) VRDO	0.220%	5/7/13 LOC	25,000	25,000
Texas A&M University System Revenue Financing System Revenue	5.000%	5/15/13	5,000	5,010
Texas GO	5.000%	10/1/17	7,500	8,915
Texas GO	5.000%	10/1/18	7,500	9,143
Texas GO TOB VRDO	0.180%	5/1/13	13,000	13,000
2 Texas GO TOB VRDO	0.180%	5/1/13	12,800	12,800
2 Texas GO TOB VRDO	0.180%	5/2/13	31,200	31,200
2 Texas GO TOB VRDO	0.220%	5/7/13	38,300	38,300
2 Texas GO TOB VRDO	0.230%	5/7/13	15,000	15,000
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/13	1,000	1,028
1 Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.690%	9/15/17	7,395	7,351
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	65,255	73,043
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/19	5,000	5,689
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/20	6,000	6,846
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/18	1,865	2,050
Texas State University System Financing System Revenue	5.000%	3/15/15	7,005	7,602
Texas Tech University System Financing System Revenue	3.000%	2/15/14	5,000	5,110
Texas Tech University System Financing System Revenue	5.000%	2/15/15	4,000	4,331

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Tech University System Financing System Revenue	5.000%	8/15/17	2,115	2,493
Texas Tech University System Financing System Revenue	5.000%	8/15/18	3,065	3,696
Texas Tech University System Financing System Revenue	5.000%	8/15/19	3,040	3,728
Texas Tech University System Financing System Revenue	5.000%	8/15/20	5,000	6,232
Texas TRAN	2.500%	8/30/13	60,000	60,463
2 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.230%	5/7/13	1,000	1,000
2 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.240%	5/7/13	20,410	20,410
Texas Transportation Commission Revenue	5.000%	4/1/14	27,410	28,618
Texas Transportation Commission Revenue	5.000%	4/1/17	1,845	2,154
Texas Transportation Commission Revenue PUT	1.250%	2/15/15	10,000	10,076
2 Texas University System Revenue Financing System Revenue TOB VRDO	0.240%	5/7/13	4,995	4,995
Texas Water Development Board Revenue	5.000%	7/15/13	5,275	5,328
Texas Water Development Board Revenue	5.000%	7/15/13	1,375	1,389
Texas Water Development Board Revenue	5.000%	7/15/16	6,330	7,239
Texas Water Development Board Revenue VRDO	0.190%	5/1/13	1,400	1,400
University of North Texas Revenue	5.000%	4/15/18	1,000	1,196
University of North Texas Revenue	5.000%	4/15/20	2,505	3,100
University of Texas Permanent University Fund Revenue	5.250%	8/15/16	10,090	11,651
University of Texas System Revenue Financing System Revenue	5.000%	8/15/14	1,325	1,406
University of Texas System Revenue Financing System Revenue	5.000%	8/15/14	1,775	1,883
University of Texas System Revenue Financing System Revenue	5.000%	8/15/17	25,135	29,703
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	6,505	7,885
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	4,525	5,485
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	9,255	11,463
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	5,000	6,193
University of Texas System Revenue Financing System Revenue CP	5.250%	8/15/14	2,855	3,039
				1,235,835
Utah (0.6%)
Alpine UT School District GO	5.000%	3/15/17	4,320	5,048
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/13	7,590	7,652
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/14	5,000	5,278
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/15	17,420	19,149
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/17	1,300	1,526
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/17	5,625	6,601
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/18	8,000	9,613
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/20	3,500	4,155
Utah Associated Municipal Power Systems Revenue (Payson Power Project)	4.000%	4/1/18	3,550	4,005
Utah Board of Regents Student Loan Revenue	4.000%	11/1/16	10,000	11,180
Utah GO	5.000%	7/1/17	10,000	11,814
Utah GO	5.000%	7/1/18	19,000	23,055
Utah GO	5.000%	7/1/18	3,000	3,640
				112,716
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/15	5,000	5,388
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	8,000	8,795
				14,183
Virginia (2.1%)
Arlington County VA Industrial Development Authority Hospital Revenue
(Virginia Hospital Center Arlington Health System)	5.000%	7/1/16	3,755	4,205
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/17	2,480	2,881
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/18	4,255	5,069
Fairfax County VA Public Improvement GO	5.000%	4/1/18	10,885	13,124
Fairfax County VA Public Improvement GO	5.000%	4/1/19	10,885	13,445
Fairfax County VA Water Authority Revenue	5.000%	4/1/14 (Prere.)	21,535	22,464
Loudoun County VA GO	5.000%	12/1/18	3,435	4,216
Norfolk VA GO	5.000%	3/1/15	5,910	6,412
Norfolk VA GO	5.000%	3/1/16	4,000	4,505
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/19	5,015	5,972
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/20	1,460	1,754
4 Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15 (Prere.)	5,000	5,541
University of Virginia Revenue	5.000%	9/1/17	1,275	1,514
University of Virginia Revenue	5.000%	6/1/20	500	631
University of Virginia Revenue	5.000%	6/1/21	2,660	3,397
Virginia Beach VA GO	5.000%	7/15/18	2,995	3,636
Virginia Beach VA Public Improvement Revenue	5.000%	7/15/15	2,825	3,115
Virginia Beach VA Public Improvement Revenue	5.000%	7/15/16	6,905	7,901
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/14	1,350	1,399

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/16	3,090	3,469
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/18	9,585	11,428
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/13	3,135	3,186
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/13	5,205	5,289
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/14	2,000	2,126
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/15	2,400	2,655
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/15	7,330	8,109
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16	500	573
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/17	3,015	3,513
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/17	2,970	3,514
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/18	3,280	3,924
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/18	8,115	9,751
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/19	1,750	2,139
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/19	8,525	10,458
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/19	1,605	1,982
Virginia GO	5.000%	6/1/14	8,750	9,204
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/15	4,115	4,542
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/17	12,550	14,796
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	8,530	10,510
Virginia Public Building Authority Revenue	5.000%	8/1/13	5,000	5,061
Virginia Public Building Authority Revenue	5.000%	8/1/14	8,000	8,478
Virginia Public School Authority Revenue	5.000%	8/1/13	7,655	7,749
Virginia Public School Authority Revenue	5.000%	8/1/14	3,815	4,042
Virginia Public School Authority Revenue	5.250%	8/1/14	3,000	3,188
Virginia Public School Authority Revenue	5.000%	8/1/15	15,000	16,547
Virginia Public School Authority Revenue	5.000%	8/1/15	1,500	1,655
Virginia Public School Authority Revenue	5.000%	8/1/16	5,810	6,644
Virginia Public School Authority Revenue	5.000%	8/1/16	1,570	1,795
Virginia Public School Authority Revenue	5.000%	8/1/16	32,000	36,595
Virginia Public School Authority Revenue	5.000%	8/1/18	16,665	20,133
Virginia Small Business Financing Authority Health Care Facilities Revenue (Sentara Healthcare)	5.000%	11/1/13	3,500	3,582
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	2.375%	11/1/15	15,000	15,502
York County VA Economic Development Authority Pollution Control Revenue
(VA Electric & Power Co. Project) PUT	4.050%	5/1/14	6,750	6,951
				360,271
Washington (3.1%)
2 Bellevue WA GO TOB VRDO	0.220%	5/7/13	17,870	17,870
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/14 (2)	8,125	8,689
Central Washington University System Revenue	5.000%	5/1/17	1,860	2,149
Central Washington University System Revenue	5.000%	5/1/18	1,960	2,318
Central Washington University System Revenue	5.000%	5/1/19	2,050	2,464
Central Washington University System Revenue	5.000%	5/1/20	2,150	2,612
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,613
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/17	14,000	16,457
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/15	6,000	6,596
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/15	8,450	9,289
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/16	24,000	27,359
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/17	20,000	23,510
3 King County WA (Public Hospital District) GO	5.000%	12/1/19	2,500	3,061
3 King County WA (Public Hospital District) GO	5.000%	12/1/20	2,500	3,082
King County WA Sewer Revenue	5.000%	1/1/19	12,835	15,595
2 King County WA Sewer Revenue TOB VRDO	0.210%	5/7/13	21,390	21,390
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/17	4,000	4,645
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/16	3,500	3,929
Seattle WA Water System Revenue	5.000%	2/1/15 (4)	4,725	5,108
Tacoma WA Electric System Revenue	5.000%	1/1/14 (ETM)	8,790	9,067
Tacoma WA Electric System Revenue	5.000%	1/1/14 (4)	16,930	17,463
Thurston County Washington School District GO	5.000%	6/1/13 (Prere.)	7,100	7,129
University of Washington Revenue	5.000%	4/1/17	6,880	8,042
University of Washington Revenue	5.000%	4/1/18	7,225	8,653
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/19	10,000	12,273

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Economic Development Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14	7,500	7,566
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	13,958	16,774
Washington GO	5.000%	7/1/13 (4)	4,890	4,930
Washington GO	5.000%	1/1/14	19,395	20,017
Washington GO	5.000%	2/1/14	11,105	11,505
Washington GO	5.000%	7/1/15 (2)	2,400	2,638
Washington GO	5.700%	10/1/15	3,975	4,213
Washington GO	5.000%	1/1/16	20,000	22,378
Washington GO	5.000%	1/1/16	5,285	5,913
Washington GO	5.000%	2/1/16	3,995	4,484
Washington GO	5.000%	2/1/16	13,040	14,636
Washington GO	5.000%	7/1/17	5,000	5,877
Washington GO	5.000%	8/1/17	11,175	13,170
Washington GO	5.000%	7/1/18	21,220	25,569
Washington GO	5.000%	7/1/18	24,315	29,299
Washington GO	5.000%	7/1/18	15,000	18,074
Washington GO	5.000%	7/1/19	19,770	24,278
Washington GO	5.000%	7/1/19	14,580	17,895
2 Washington GO TOB VRDO	0.220%	5/7/13 LOC	4,830	4,830
2 Washington GO TOB VRDO	0.240%	5/7/13	4,000	4,000
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/15	2,500	2,717
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/16	2,500	2,799
2 Washington Health Care Facilities Authority Revenue (MultiCare Health System) TOB VRDO	0.210%	5/7/13 LOC	25,355	25,355
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/13	1,205	1,233
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/14	1,340	1,421
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/16	1,300	1,484
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/17	1,360	1,598
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/18	700	842
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/19	1,000	1,223
				537,081
West Virginia (0.4%)
Mason County WV Pollution Control Revenue (Appalachian Power Co. Project) PUT	2.000%	10/1/14	10,000	10,156
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/13	4,650	4,724
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/14	9,265	9,839
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/15	7,150	7,886
West Virginia Economic Development Authority Pollution Control Revenue
(Appalachian Power Co. - Amos Project) PUT	4.850%	9/4/13	6,000	6,084
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	15,000	15,495
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/15	3,070	3,331
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	4.125%	9/1/16	1,755	1,907
West Virginia University Revenue	5.000%	10/1/18	1,300	1,562
1 West Virginia University Revenue PUT	0.870%	10/1/14	10,000	10,008
				70,992
Wisconsin (1.5%)
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/16	3,125	3,585
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/17	3,370	3,988
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/18	750	892
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/20	660	798
Wisconsin Annual Appropriation Revenue	5.000%	5/1/16	6,575	7,430
Wisconsin GO	5.000%	5/1/13	5,000	5,001
Wisconsin GO	5.250%	5/1/13	16,810	16,812
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,240
Wisconsin GO	5.000%	5/1/16	13,870	15,728
Wisconsin GO	5.000%	5/1/16	10,530	11,941
Wisconsin GO	5.000%	5/1/16 (14)	11,240	11,780
Wisconsin GO	5.000%	5/1/17	8,100	9,473
Wisconsin GO	5.000%	5/1/17	6,000	7,017
Wisconsin GO	5.000%	11/1/17	4,500	5,343
Wisconsin GO	5.000%	11/1/18	11,000	13,365
Wisconsin GO	5.000%	5/1/19	12,955	15,871
Wisconsin GO	5.000%	5/1/19	5,000	6,126
Wisconsin GO	5.000%	11/1/19	3,100	3,836
Wisconsin GO	5.000%	11/1/20	7,400	9,307
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/14	1,035	1,085
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,495	1,614
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/16	1,100	1,223
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/16	7,500	8,400
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,000	1,144

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	5,025	5,747
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19	1,160	1,367
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	4.750%	8/15/14	2,000	2,087
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	5.125%	8/15/16	10,390	11,508
Wisconsin Health & Educational Facilities Authority Revenue
(Froedtert & Community Health Inc. Obligated Group) VRDO	0.190%	5/1/13 LOC	4,575	4,575
Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran) VRDO	0.240%	5/7/13 LOC	11,000	11,000
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	4.000%	8/15/17	1,000	1,124
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	8/15/18	1,000	1,193
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	4.000%	8/15/19	1,500	1,724
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	8/15/20	5,335	6,485
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/14 (4)	5,000	5,259
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/15 (4)	2,000	2,176
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18	730	857
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/16	10,000	11,359
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/14 (4)	4,145	4,365
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/15 (4)	11,390	12,466
Wisconsin Transportation Revenue	5.000%	7/1/13	1,100	1,109
Wisconsin Transportation Revenue	5.000%	7/1/15	2,100	2,308
				253,708
Total Tax-Exempt Municipal Bonds (Cost $16,828,488)				17,316,520

			Shares
Temporary Cash Investment (1.5%)
Money Market Fund (1.5%)
5 Vanguard Municipal Cash Management Fund (Cost $268,055)	0.204%		268,054,609	268,055
Total Investments (100.1%) (Cost $17,096,543)				17,584,575
Other Assets and Liabilities (–0.1%)
Other Assets				234,211
Liabilities				(248,144)
				(13,933)
Net Assets (100%)				17,570,642

Limited-Term Tax-Exempt Fund

At April 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	17,209,950
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(123,124)
Unrealized Appreciation (Depreciation)
Investment Securities	488,032
Futures Contracts	(4,216)
Net Assets	17,570,642

Investor Shares—Net Assets
Applicable to 233,301,849 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,604,512
Net Asset Value Per Share—Investor Shares	$11.16

Admiral Shares—Net Assets
Applicable to 1,340,607,244 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,966,130
Net Asset Value Per Share—Admiral Shares	$11.16

• See Note A in Notes to Financial Statements.
1 Adjustable-rate security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the aggregate value of these securities was $1,337,573,000, representing 7.6% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2013.
4 Securities with a value of $2,615,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.4%)
Alabama (0.9%)
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/20	1,000	1,210
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/21	1,500	1,831
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24	3,695	4,352
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24	2,520	2,978
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/30	6,200	7,186
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/31	7,245	8,360
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/32	7,000	8,016
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/19	58,350	69,247
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/20	60,660	71,869
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/21	62,600	74,013
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/22	13,595	16,047
Auburn University Alabama General Fee Revenue	4.000%	6/1/15	2,500	2,687
Auburn University Alabama General Fee Revenue	5.000%	6/1/16	3,690	4,187
Auburn University Alabama General Fee Revenue	5.000%	6/1/17	3,160	3,702
Auburn University Alabama General Fee Revenue	5.000%	6/1/17	1,550	1,814
Auburn University Alabama General Fee Revenue	5.000%	6/1/30	1,000	1,182
Auburn University Alabama General Fee Revenue	5.000%	6/1/31	3,000	3,545
Birmingham AL GO	0.000%	3/1/32	5,000	4,683
Courtland AL Development Board Pollution Control Revenue (International Paper Co.)	5.000%	6/1/25	5,000	5,193
Huntsville AL GO	5.000%	3/1/26	2,540	3,061
Huntsville AL GO	5.000%	5/1/33	5,000	5,819
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18	2,830	3,202
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,796
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	3,313
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/21	3,630	4,164
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/30	10,000	10,813
Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.650%	3/20/17	8,700	8,947
University of Alabama General Revenue	5.000%	7/1/21	10,530	13,298
University of Alabama General Revenue	5.000%	7/1/22	11,050	14,070
				361,585
Alaska (0.2%)
Alaska GO	5.000%	8/1/23	5,995	7,731
Alaska GO	5.000%	8/1/24	5,000	6,400
Alaska GO	5.000%	8/1/25	4,250	5,386
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/25	3,075	3,706
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/26	5,330	6,365
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/29	2,000	2,342
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/32	4,845	5,672
Matanuska-Susitna Borough AK GO	5.000%	3/1/17	3,595	4,169
Northern Alaska Tobacco Securitization Corp. Revenue	4.625%	6/1/23	15,935	15,989
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	12,755	14,124
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	1,000	1,107
				72,991
Arizona (2.3%)
Arizona Board Regents Arizona State University System COP	5.000%	6/1/20 (2)	2,430	2,732
Arizona Board Regents Arizona State University System COP	5.000%	7/1/20 (14)	5,120	5,748
Arizona Board Regents Arizona State University System COP	5.000%	6/1/21 (2)	4,310	4,835
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/25	1,770	2,150
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/27	1,115	1,326
Arizona Board Regents Arizona State University System Revenue	6.000%	7/1/27	1,135	1,366
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/28	2,545	2,947
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/28	1,000	1,186
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/31	1,000	1,172
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/32	1,290	1,506
Arizona COP	5.000%	9/1/25 (4)	10,000	11,042
Arizona COP	5.000%	9/1/27 (4)	5,000	5,458
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/21	3,480	4,106
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/22	3,100	3,622
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/23	5,000	5,730
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/27	6,500	7,228
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/30	3,250	3,553
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/24	10,000	11,179
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/25	7,500	8,332

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	2.070%	2/5/20	12,500	12,696
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	21,251
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	17,445
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	17,330
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	16,007
Arizona School Facilities Board COP	5.000%	9/1/16	24,000	27,414
Arizona School Facilities Board COP	5.000%	9/1/16 (14)	34,300	37,894
Arizona School Facilities Board COP	5.000%	9/1/17	21,000	24,565
Arizona School Facilities Board COP	5.000%	9/1/17 (14)	26,755	29,545
Arizona School Facilities Board COP	5.000%	9/1/18	13,000	15,393
Arizona School Facilities Board COP	5.125%	9/1/21	5,000	5,811
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,148
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/14	8,000	8,446
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/18	10,000	11,710
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/19	10,000	11,630
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/20	11,500	13,364
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/21	16,300	18,899
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/22	9,940	12,335
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/24	10,000	11,502
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/25	7,540	8,643
Arizona Transportation Board Highway Revenue	5.000%	7/1/14 (Prere.)	8,180	8,632
Arizona Transportation Board Highway Revenue	5.000%	7/1/14 (Prere.)	2,000	2,110
Arizona Transportation Board Highway Revenue	5.000%	7/1/15 (Prere.)	9,460	10,403
Arizona Transportation Board Highway Revenue	5.000%	7/1/16 (Prere.)	10,035	11,460
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	8,500	10,806
Arizona Transportation Board Highway Revenue	5.000%	7/1/23	5,000	6,275
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	5,000	6,220
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	6,000	7,371
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	5,000	5,895
Arizona Transportation Board Highway Revenue	5.000%	7/1/30	5,000	5,739
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	14,580	17,106
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/20	3,500	4,408
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22	6,000	7,705
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/18	3,325	3,768
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,307
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,739
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,713
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,940
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/23	3,805	4,282
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/25	3,750	4,176
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/26	2,890	3,198
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,505
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/30	14,000	15,300
Glendale AZ Transportation Excise Tax Revenue	5.000%	7/1/23 (14)	4,235	4,854
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/16	6,500	7,357
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/17	10,000	11,636
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/18	6,000	6,901
2 Maricopa County AZ Public Finance Corp. Lease Revenue TOB VRDO	0.220%	5/7/13	11,895	11,895
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	5.000%	7/1/21	6,220	7,363
Maricopa County AZ Unified School District GO	5.000%	7/1/22 (ETM)	4,810	6,150
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	10,739
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	4,000	4,519
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	12,154
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	14,730
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/14	5,110	5,390
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/23	5,000	5,846
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/24	2,235	2,613
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/27	9,530	10,945
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/28	9,555	10,912
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/30	13,330	15,084
Phoenix AZ Civic Improvement Corp. Airport Revenue (Light Rail Project)	5.000%	7/1/18 (2)	7,840	8,267
Phoenix AZ Civic Improvement Corp. Airport Revenue (Light Rail Project)	5.000%	7/1/19 (2)	19,000	20,030
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/20	5,165	6,023
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22 (14)	5,420	6,020
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.750%	7/1/24	7,805	8,932
2 Phoenix AZ Civic Improvement Corp. Transit Revenue TOB VRDO	0.220%	5/7/13 LOC	2,995	2,995
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.500%	7/1/24	2,500	3,029
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/21 (14)	4,200	4,608

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Phoenix AZ GO	5.000%	7/1/20	5,150	6,006
Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	12,000	12,058
Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,146
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/22	4,350	5,203
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/27	10,000	11,470
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/28	2,750	3,149
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/30	2,095	2,480
Salt Verde AZ Financial Project Revenue	5.250%	12/1/21	3,730	4,347
Salt Verde AZ Financial Project Revenue	5.250%	12/1/22	3,920	4,586
Salt Verde AZ Financial Project Revenue	5.250%	12/1/23	8,335	9,791
Salt Verde AZ Financial Project Revenue	5.250%	12/1/24	4,485	5,281
Salt Verde AZ Financial Project Revenue	5.250%	12/1/25	19,100	22,527
Salt Verde AZ Financial Project Revenue	5.250%	12/1/26	2,645	3,121
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16 (Prere.)	6,850	7,823
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16 (Prere.)	7,280	8,314
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16 (Prere.)	5,710	6,521
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/22	12,415	15,916
Tucson AZ GO	7.375%	7/1/13	3,750	3,794
Tucson AZ GO	5.000%	7/1/26 (12)	1,000	1,134
Tucson AZ GO	5.000%	7/1/29 (12)	1,000	1,118
University Medical Center Corp. Arizona Hospital Revenue	6.250%	7/1/29	1,500	1,739
				910,820
Arkansas (0.1%)
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/22	2,000	2,494
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/23	1,280	1,607
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/24	4,330	5,470
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25	1,815	2,197
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25	2,000	2,500
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26	1,075	1,290
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26	2,190	2,707
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/27	1,695	2,018
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/28	3,210	3,909
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/29	3,355	4,053
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/30	2,555	3,071
				31,316
California (12.5%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/27	1,375	1,588
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/29	2,795	3,211
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	10/1/28	5,030	5,955
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	10/1/29	5,300	6,262
Bay Area CA Infrastructure Financing Authority Revenue	5.000%	8/1/17 (14)	275	276
Bay Area CA Infrastructure Financing Authority Revenue	5.000%	8/1/17 (10)	4,500	4,549
Bay Area CA Infrastructure Financing Authority Revenue	5.000%	8/1/17 (14)	16,525	17,393
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	20,195	22,826
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	26,400	29,839
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	7,000	8,180
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.250%	5/7/13	9,325	9,325
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	2,981
Beverly Hills CA Unified School District GO	0.000%	8/1/29	8,000	4,537
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	7,790	8,839
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	5,000	5,673
California Department of Water Resources Power Supply Revenue	5.000%	5/1/18	12,000	14,430
California Department of Water Resources Power Supply Revenue	5.000%	5/1/19	44,535	54,822
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	20,000	25,156
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	20,000	23,656
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	30,000	37,354
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	19,250	22,615
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	10,000	12,309
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/13	3,000	3,085
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/14	2,000	2,150
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/14	3,070	3,301
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/16	2,695	3,127
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/16	5,000	5,801
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/17	5,000	5,979
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/18	2,000	2,451
California Economic Recovery GO	5.000%	7/1/14 (Prere.)	28,925	30,518
California Economic Recovery GO	5.000%	7/1/15	41,775	44,131
California Economic Recovery GO	5.000%	7/1/20	29,500	35,912
California Economic Recovery GO	5.250%	7/1/21	50,000	61,174
California GO	5.250%	8/1/13 (Prere.)	19,415	19,658
California GO	5.250%	8/1/13 (Prere.)	585	592

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.250%	10/1/13 (14)	5,615	5,734
California GO	5.125%	11/1/13 (Prere.)	7,000	7,172
California GO	5.250%	11/1/13 (Prere.)	10,000	10,252
California GO	5.250%	11/1/13 (Prere.)	7,310	7,492
California GO	5.250%	11/1/13 (Prere.)	2,915	2,989
California GO	5.250%	11/1/13 (Prere.)	9,000	9,227
California GO	5.000%	6/1/14 (Prere.)	8,580	9,001
California GO	5.000%	8/1/14	6,355	6,733
California GO	5.000%	3/1/15	6,000	6,507
California GO	6.000%	2/1/16	1,500	1,722
California GO	5.000%	4/1/16	10,000	11,263
California GO	5.000%	9/1/16	8,000	9,145
California GO	5.000%	3/1/17	3,000	3,469
California GO	5.000%	4/1/17	9,500	11,015
California GO	5.000%	4/1/17	13,050	15,131
1 California GO	0.970%	5/1/17	3,500	3,506
California GO	5.000%	9/1/17	2,800	3,288
California GO	5.000%	10/1/17	20,000	23,540
California GO	5.500%	4/1/18	45,035	54,637
California GO	6.000%	4/1/18	11,480	14,227
California GO	5.000%	9/1/18	33,800	38,562
California GO	5.000%	12/1/18	85	89
California GO	5.500%	4/1/19	5,000	6,189
California GO	5.000%	10/1/19	10,000	12,218
California GO	5.000%	4/1/20	18,000	21,843
California GO	5.000%	8/1/20	18,970	21,835
California GO	5.000%	11/1/20 (14)	5,000	5,885
California GO	5.000%	2/1/21	13,000	13,451
California GO	5.000%	12/1/21	16,365	19,260
California GO	5.000%	3/1/22 (2)	9,225	9,950
California GO	5.000%	3/1/22	6,375	7,108
California GO	5.250%	9/1/22	35,000	44,505
California GO	5.250%	10/1/22	15,000	18,520
California GO	5.000%	3/1/23	36,120	38,905
California GO	5.000%	3/1/23	29,000	32,258
California GO	5.000%	9/1/23	8,000	9,873
California GO	5.000%	3/1/24	30,115	33,417
California GO	5.000%	10/1/24	19,500	22,524
California GO	5.500%	8/1/26	23,665	28,090
California GO	5.000%	10/1/26	15,000	18,049
California GO	5.000%	10/1/27	11,250	13,405
California GO	5.250%	10/1/27	26,440	31,735
California GO	5.750%	4/1/29	2,395	2,848
California GO	5.000%	10/1/29	27,000	31,153
California GO	5.250%	3/1/30	29,500	34,649
California GO	5.750%	4/1/31	79,190	93,842
California GO	5.000%	6/1/31	3,000	3,220
California GO	5.000%	2/1/32	50,740	58,659
California GO	5.000%	2/1/33	79,605	91,741
California GO	6.500%	4/1/33	54,500	68,160
2 California GO TOB VRDO	0.180%	5/1/13	45,640	45,640
2 California GO TOB VRDO	0.400%	5/7/13 (4)	11,000	11,000
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/14	2,205	2,285
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.125%	7/1/22	10,715	11,712
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	21,903
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,160	10,479
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	30,940	32,602
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	15,000	15,688
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,793
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,429
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,561
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,708
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/25	5,000	5,653
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/26	5,000	5,602
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/27	3,845	4,290
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/26	2,430	2,878
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/27	3,500	4,122
2 California Health Facilities Financing Authority Revenue (Dignity Health) TOB VRDO	0.280%	5/7/13 LOC	13,000	13,000
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford) PUT	1.450%	3/15/17	4,000	4,072

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford) PUT	1.450%	3/15/17	5,000	5,091
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/19	8,080	9,630
California Health Facilities Financing Authority Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,806
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/21	7,110	8,260
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/22	3,250	3,797
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	30,874
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	17,838
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/15	7,550	8,345
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/16	5,000	5,790
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/17	5,100	6,110
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/26	4,500	5,383
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/31	10,000	12,210
2 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.240%	5/7/13	23,400	23,400
2 California Infrastructure & Economic Development Bank Revenue
(Bay Area Toll Bridges Seismic Retrofit) TOB VRDO	0.180%	5/1/13 (ETM)	7,600	7,600
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	5.000%	2/1/14	9,000	9,325
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.500%	4/1/16	18,000	18,000
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.720%	4/1/14	25,800	25,885
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/15	1,615	1,718
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/16	2,070	2,272
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/20	1,575	1,800
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/21	1,700	1,917
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.250%	2/1/24	5,000	5,558
California Municipal Finance Authority Revenue (University of La Verne)	5.750%	6/1/25	8,525	10,079
California Municipal Finance Authority Revenue (University of La Verne)	6.125%	6/1/30	3,000	3,515
California Municipal Finance Authority Solid Waste Revenue (Republic Services Inc. Project) PUT	0.450%	7/1/13	10,000	10,000
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	1/1/16 (2)	5,265	5,893
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/25	3,100	3,169
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/28	5,000	6,105
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/29	2,000	2,438
3 California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/27	5,000	5,794
3 California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/28	15,830	18,231
3 California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/29	8,585	9,812
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/24	18,175	21,426
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/25	7,000	8,228
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/26	5,000	5,822
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/27	3,120	3,605
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27	13,000	14,797
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28	8,000	9,060
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/29	4,250	4,845
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/29	10,705	12,039
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/30	3,930	4,462
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/31	5,000	5,655
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/32	3,650	4,112
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/33	3,350	3,756
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/14	8,370	8,770
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15	9,980	10,891
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/16	8,750	9,542
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/17	4,985	5,439
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/18	5,700	6,219
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/19	11,820	12,885
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/20	10,000	10,888
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/21	15,230	16,557
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/22	15,235	16,537
California Public Works Board Lease Revenue (Regents of The University of California)	5.250%	6/1/22 (14)	15,045	19,026
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/23	8,765	9,499
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/24	9,650	10,442
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/25	7,500	8,106
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	12/1/28	8,145	9,751
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20	2,700	3,283
California Public Works Board Lease Revenue (Various Capital Projects)	6.250%	11/1/24	13,665	17,059
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/29	10,000	11,887
California Public Works Board Lease Revenue (Various Capital Projects)	5.125%	10/1/31	4,250	4,776
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32	9,650	10,774

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California RAN	2.500%	6/20/13	283,365	284,272
California State University Revenue Systemwide	5.000%	11/1/26	14,775	16,994
California State University Revenue Systemwide	5.750%	11/1/27	5,000	6,009
California State University Revenue Systemwide	5.250%	11/1/28	7,395	8,788
California State University Revenue Systemwide	5.250%	11/1/29	7,790	9,199
California State University Revenue Systemwide	5.250%	11/1/30	7,960	9,361
California State University Revenue Systemwide	5.250%	11/1/31	4,000	4,694
California Statewide Communities Development Authority Revenue
(Cottage Health System Obligated Group)	5.250%	11/1/30	8,520	9,812
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/16	36,970	41,676
California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	3.900%	7/1/14	23,550	24,331
2 California Statewide Communities Development Authority Revenue
(Lucile Salter Packer) TOB VRDO	0.230%	5/7/13	5,000	5,000
California Statewide Communities Development Authority Revenue
(Proposition 1A Receivables Program)	5.000%	6/15/13	135,500	136,314
Cerritos CA Community College District GO	0.000%	8/1/28	1,000	530
Cerritos CA Community College District GO	5.250%	8/1/28	3,540	4,161
Cerritos CA Community College District GO	5.250%	8/1/29	3,160	3,716
Cerritos CA Community College District GO	0.000%	8/1/30	1,850	879
Cerritos CA Community College District GO	5.250%	8/1/30	4,235	4,947
Cerritos CA Community College District GO	0.000%	8/1/31	1,000	450
2 Chabot-Las Positas CA Community College District GO TOB VRDO	0.210%	5/7/13	28,025	28,025
Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	1.650%	7/1/18	2,800	2,856
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/25	2,000	2,425
1 East Bay CA Municipal Utility District Waste Water System Revenue PUT	0.540%	7/8/15	13,500	13,500
El Dorado CA Irrigation District Revenue	5.000%	3/1/22 (4)	1,035	1,248
El Dorado CA Irrigation District Revenue	5.000%	3/1/23 (4)	1,750	2,073
El Dorado CA Irrigation District Revenue	5.000%	3/1/24 (4)	1,000	1,176
El Dorado CA Irrigation District Revenue	5.000%	3/1/25 (4)	1,000	1,166
El Dorado CA Irrigation District Revenue	5.000%	3/1/26 (4)	2,485	2,876
El Dorado CA Irrigation District Revenue	5.000%	3/1/27 (4)	2,110	2,426
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	2,000	2,287
El Monte CA High School District GO	5.500%	6/1/27 (12)	2,630	3,068
El Monte CA High School District GO	5.500%	6/1/28 (12)	2,355	2,740
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	1,418
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	4,206
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	4,215
Fairfield CA (Fairfield Water) COP	0.000%	4/1/23 (10)	1,000	684
Fairfield CA (Fairfield Water) COP	0.000%	4/1/24 (10)	3,455	2,212
Fairfield CA (Fairfield Water) COP	0.000%	4/1/25 (10)	6,340	3,788
Fairfield CA (Fairfield Water) COP	0.000%	4/1/27 (10)	6,480	3,380
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/23 (14)	2,875	1,865
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/24 (14)	1,700	1,048
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/25 (14)	2,055	1,199
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/26 (14)	2,985	1,648
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/28 (14)	2,875	1,415
Foothill/Eastern Corridor Agency California Toll Road Revenue	5.125%	1/15/19 (14)	5,200	5,208
Foothill/Eastern Corridor Agency California Toll Road Revenue	5.875%	1/15/28 (14)	15,000	15,366
Fresno CA Sewer Revenue	6.250%	9/1/14 (2)	6,365	6,640
Fresno CA Sewer Revenue	5.000%	9/1/25 (12)	2,275	2,661
Fresno CA Sewer Revenue	5.000%	9/1/26 (12)	7,425	8,602
Fresno CA Sewer Revenue	5.000%	9/1/27 (12)	7,835	8,904
Gilroy CA Unified School District GO	0.000%	8/1/30 (ETM)	255	153
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,245	2,442
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	57,850	58,147
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	79,735	80,179
Golden State Tobacco Securitization Corp. California	5.000%	6/1/14	9,000	9,379
Golden State Tobacco Securitization Corp. California	5.000%	6/1/15	6,505	6,999
Golden State Tobacco Securitization Corp. California	5.000%	6/1/16	12,545	13,892
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	79,085	76,831
Hacienda La Puente CA Unified School District GO	5.000%	8/1/25 (4)	7,000	8,528
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31	5,200	5,846
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	1,460
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	2,284
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	823
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	1,627
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	6,263
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,572
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,776
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	8,928
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	4,143

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,407
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	2,925	1,759
Long Beach CA Unified School District GO	5.000%	8/1/28	4,495	5,324
Los Angeles CA Community College District GO	5.000%	8/1/28	7,210	8,517
Los Angeles CA Community College District GO	5.250%	8/1/29	4,145	4,963
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/23	3,115	3,610
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/26	5,705	6,744
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/26	3,250	3,743
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/27	3,250	3,739
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/28	3,960	4,556
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/28	12,750	15,193
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/29	5,000	5,938
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	8,186
Los Angeles CA Municipal Improvement Corp. Lease Revenue (Police Headquarters Facility)	5.000%	1/1/24 (14)	15,435	17,129
Los Angeles CA Unified School District GO	5.000%	7/1/16 (4)	6,900	7,866
Los Angeles CA Unified School District GO	5.000%	7/1/16	7,290	8,310
Los Angeles CA Unified School District GO	4.750%	7/1/19 (4)	12,500	14,120
Los Angeles CA Unified School District GO	5.000%	7/1/19	3,635	4,484
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	4,000	4,666
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	10,000	11,666
Los Angeles CA Unified School District GO	5.000%	7/1/22 (4)	22,410	26,123
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	31,690	34,669
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	24,035	27,024
Los Angeles CA Unified School District GO	5.000%	7/1/23 (4)	6,425	7,472
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	10,719
Los Angeles CA Unified School District GO	5.250%	7/1/23	5,000	6,017
Los Angeles CA Unified School District GO	5.000%	7/1/24 (14)	10,000	10,922
Los Angeles CA Unified School District GO	5.000%	7/1/25 (4)	7,330	8,482
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	8,752
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	9,605
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	7,448
Los Angeles CA Unified School District GO TOB VRDO	0.180%	5/1/13	80,000	80,000
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	6,520	7,558
2 Los Angeles CA Wastewater System Revenue TOB VRDO	0.230%	5/7/13	4,500	4,500
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/15	10,665	11,736
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/17	7,880	9,306
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/21	5,000	6,111
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16	3,450	3,910
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/17	5,000	5,820
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/27	1,475	1,731
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/28	2,000	2,328
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/29	2,365	2,734
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/32	3,000	3,388
Los Angeles County CA TRAN	2.000%	6/28/13	10,000	10,030
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	8,471
Metropolitan Water District of Southern California Revenue	5.000%	7/1/18	9,395	11,400
Metropolitan Water District of Southern California Revenue	5.000%	10/1/33	930	1,105
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/24	4,250	5,150
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/25	8,410	10,062
Mount Diablo CA Unified School District GO	5.000%	8/1/29	6,415	7,564
Mount Diablo CA Unified School District GO	5.000%	8/1/30	5,510	6,467
Mount Diablo CA Unified School District GO	5.000%	8/1/32	12,910	14,858
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/24 (12)	1,130	1,313
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/21 (2)	14,775	15,166
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,184
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,385
Orange County CA Airport Revenue	5.250%	7/1/25	6,480	7,537
Orange County CA Sanitation District COP	5.000%	2/1/28	7,250	8,517
Orange County CA Sanitation District COP	5.000%	2/1/29 (4)	2,500	2,802
Orange County CA Sanitation District COP	5.000%	2/1/29	4,510	5,290
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28 (14)	10,170	10,178
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	10,450
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	12,114
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	11,077
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	6,313
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	9,300	4,031
Poway CA Unified School District GO	0.000%	8/1/29	5,000	2,536
Rancho Santiago CA Community College District GO	5.000%	9/1/25	6,690	8,430
Rancho Santiago CA Community College District GO	5.000%	9/1/26	16,145	19,978
Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	7,997
Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	9,089

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	5,320
Riverside County CA Teeter Notes	2.000%	10/16/13	10,000	10,082
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	4,119
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/20	4,705	5,371
Sacramento CA Municipal Utility District Financing Authority Revenue	5.000%	7/1/18 (14)	2,000	2,249
Sacramento CA Regional Transit District Farebox Revenue	5.000%	3/1/24	720	832
Sacramento CA Regional Transit District Farebox Revenue	5.000%	3/1/26	1,200	1,366
Sacramento County CA Airport Revenue	5.500%	7/1/27	7,870	9,193
Sacramento County CA Airport Revenue	5.500%	7/1/28	5,000	5,841
Sacramento County CA Airport Revenue	5.625%	7/1/29	5,485	6,441
Sacramento County CA GO	5.000%	2/1/15	9,190	9,742
Sacramento County CA GO	5.000%	2/1/17	4,650	5,140
Sacramento County CA GO	5.250%	2/1/18	6,140	6,924
Sacramento County CA GO	5.250%	2/1/19	4,940	5,610
Sacramento County CA GO	5.500%	2/1/20	4,700	5,472
Saddleback Valley CA Unified School District GO	5.000%	8/1/14 (Prere.)	5,460	5,782
3 San Bernardino CA Community College District GO	5.000%	8/1/24	12,065	14,940
3 San Bernardino CA Community College District GO	5.000%	8/1/25	13,965	17,114
3 San Bernardino CA Community College District GO	5.000%	8/1/26	14,080	16,989
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/17	2,500	2,850
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/18	8,995	10,444
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/19	8,500	10,003
San Diego CA Community College District GO	5.000%	8/1/26	3,895	4,684
San Diego CA Community College District GO	5.000%	8/1/27	3,865	4,597
San Diego CA Community College District GO	5.000%	8/1/27	8,350	9,932
San Diego CA Community College District GO	5.000%	8/1/28	7,400	8,753
San Diego CA Community College District GO	5.000%	8/1/28	8,820	10,433
San Diego CA Community College District GO	5.000%	8/1/29	4,315	5,073
San Diego CA Community College District GO	5.000%	8/1/30 (4)	19,015	21,833
San Diego CA Community College District GO	5.250%	8/1/33	3,325	3,981
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/13	8,000	8,016
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/25	10,000	12,099
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/28	2,000	2,338
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	10,000	13,112
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,195	22,081
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	8,451
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28	2,500	2,832
2 San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.240%	5/7/13	6,300	6,300
San Francisco CA City & County International Airport Revenue	5.000%	5/1/18	15,000	17,991
San Francisco CA City & County International Airport Revenue	5.000%	5/1/21	5,000	6,086
San Francisco CA City & County International Airport Revenue	5.000%	5/1/22	9,135	11,002
San Francisco CA City & County International Airport Revenue	5.250%	5/1/22	5,500	6,700
San Francisco CA City & County International Airport Revenue	5.500%	5/1/26	3,370	4,108
San Francisco CA City & County International Airport Revenue	5.000%	5/1/28	5,730	6,722
San Francisco CA City & County International Airport Revenue	5.000%	5/1/29	6,270	7,307
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/32	14,735	17,376
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/1/21 (ETM)	6,000	5,273
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	8,848
2 San Jose CA Financing Authority Lease Revenue TOB VRDO	0.230%	5/7/13 (13)	4,600	4,600
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20 (2)	20,000	20,997
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/23 (2)	24,900	25,775
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/24 (14)	29,885	31,220
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.250%	8/1/27	2,400	2,644
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.375%	8/1/28	1,175	1,303
San Jose CA Redevelopment Agency Tax Allocation Revenue	6.500%	8/1/28	25,385	28,097
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/26	2,250	2,769
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/27	1,410	1,718
2 San Jose CA Unified School District Santa Clara County GO TOB VRDO	0.250%	5/7/13	5,000	5,000
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.625%	7/15/25	1,000	1,120
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.250%	7/15/28	2,000	2,309
San Ramon Valley CA Unified School District GO	5.000%	8/1/14 (Prere.)	12,800	13,550
San Ramon Valley CA Unified School District GO	5.000%	8/1/26	3,385	4,197
San Ramon Valley CA Unified School District GO	5.000%	8/1/27	1,080	1,326
Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/19	13,825	16,380
Santa Monica CA Community College District GO	0.000%	8/1/23	9,045	6,800
Santa Monica CA Community College District GO	0.000%	8/1/27	6,565	3,954
Santa Monica CA Community College District GO	0.000%	8/1/28	7,105	4,019
Santa Monica CA Community College District GO	0.000%	8/1/29	12,640	6,779
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	6,079
Southern California Public Power Authority Revenue	5.000%	7/1/17	3,000	3,526
Southern California Public Power Authority Revenue	5.000%	7/1/22	10,000	12,124

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southern California Public Power Authority Revenue	5.000%	7/1/27	10,000	11,861
Southern California Public Power Authority Revenue	5.000%	7/1/28	10,000	11,702
Southern California Public Power Authority Revenue	5.000%	7/1/29	2,500	2,919
2 Sunnyvale CA Wastewater Revenue TOB VRDO	0.210%	5/7/13	4,500	4,500
2 Sweetwater CA Unified School District GO TOB VRDO	0.240%	5/7/13 (13)	2,845	2,845
Torrance CA Hospital Revenue (Torrance Memorial Medical Center)	5.000%	9/1/30	4,735	5,282
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,578
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/20	13,130	15,611
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/21	13,465	15,833
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29	9,000	10,661
Turlock CA Irrigation District Revenue	5.000%	1/1/27	3,935	4,430
Turlock CA Irrigation District Revenue	5.000%	1/1/28	4,160	4,659
Turlock CA Irrigation District Revenue	5.000%	1/1/29	4,335	4,830
Turlock CA Irrigation District Revenue	5.000%	1/1/30	2,250	2,499
University of California Revenue	5.000%	5/15/21	10,625	11,705
University of California Revenue	5.500%	5/15/24	14,675	18,084
University of California Revenue	5.000%	5/15/26	12,915	15,548
University of California Revenue	5.000%	5/15/27	5,000	5,980
University of California Revenue	5.000%	5/15/30	2,830	3,315
University of California Revenue	5.000%	5/15/33	10,000	11,856
Ventura County CA Community College District GO	0.000%	8/1/23	6,155	4,386
Ventura County CA Community College District GO	0.000%	8/1/24	8,050	5,468
Ventura County CA Community College District GO	0.000%	8/1/25	8,000	5,107
Ventura County CA Community College District GO	0.000%	8/1/26	8,500	5,151
Ventura County CA Community College District GO	0.000%	8/1/27	8,500	4,854
Ventura County CA Public Financing Authority COP	5.625%	8/15/27	1,000	1,190
Ventura County CA Public Financing Authority COP	5.750%	8/15/28	1,750	2,095
Ventura County CA Public Financing Authority COP	5.750%	8/15/29	1,750	2,086
Victor Valley CA Community College District GO	5.375%	8/1/29	4,250	5,010
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,797
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	4,192
West Basin CA Municipal Water District COP	5.000%	8/1/25 (12)	5,365	6,246
West Basin CA Municipal Water District COP	5.000%	8/1/27 (12)	5,000	5,715
West Contra Costa CA Unified School District GO	0.000%	8/1/17 (12)	1,565	1,455
West Contra Costa CA Unified School District GO	0.000%	8/1/18 (12)	3,000	2,695
West Contra Costa CA Unified School District GO	0.000%	8/1/19 (12)	4,190	3,636
West Contra Costa CA Unified School District GO	0.000%	8/1/20 (12)	6,000	4,980
West Contra Costa CA Unified School District GO	0.000%	8/1/33 (12)	2,810	1,098
Westlands CA Water District Revenue	5.000%	9/1/26 (4)	1,000	1,202
				4,900,446
Colorado (1.3%)
Aurora CO COP	5.000%	12/1/19	1,050	1,272
Aurora CO COP	5.000%	12/1/20	2,000	2,395
Aurora CO COP	5.000%	12/1/21	3,505	4,203
Aurora CO COP	5.000%	12/1/22	4,730	5,653
Aurora CO COP	5.000%	12/1/23	4,465	5,318
Aurora CO COP	5.000%	12/1/24	4,215	5,020
Aurora CO COP	5.000%	12/1/25	5,475	6,495
Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/24	1,000	1,262
Broomfield CO City & County COP	5.000%	12/1/24	2,685	3,173
Broomfield CO City & County COP	5.000%	12/1/25	2,820	3,311
Broomfield CO City & County COP	5.000%	12/1/26	2,965	3,452
Broomfield CO City & County COP	5.000%	12/1/29	7,470	8,564
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.000%	11/1/18	3,080	3,688
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.250%	11/1/23	5,000	6,371
Colorado Department of Transportation Revenue	5.500%	6/15/13 (14)	14,500	14,596
Colorado Department of Transportation Revenue	5.000%	12/15/15 (14)	37,825	42,304
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	6.125%	10/1/28	10,000	12,042
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/29	50,000	58,338
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31	14,000	16,258
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27	2,025	2,212
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	6,750	7,205
Colorado Health Facilities Authority Revenue
(Poudre Valley Health Care Inc. & Medical Center of the Rockies)	5.000%	3/1/25	4,900	5,086
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22	6,100	7,216
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22	13,175	15,586
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.250%	1/1/30	20,955	23,866
Denver CO City & County (Medical Facilities) GO	5.000%	8/1/14	7,065	7,150
Denver CO City & County Airport Revenue	5.000%	11/15/16 (14)	5,000	5,752
Denver CO City & County Airport Revenue	5.000%	11/15/24 (10)	8,965	9,832
Denver CO City & County Airport Revenue	5.000%	11/15/24	3,860	4,847

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Denver CO City & County Airport Revenue	5.000%	11/15/25	15,000	18,217
Denver CO City & County Airport Revenue	5.000%	11/15/26	5,750	6,911
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,710
Denver CO City & County School District No. 1 GO	5.000%	12/1/25	1,000	1,217
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/17 (14)	24,490	21,904
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18 (14)	7,850	8,918
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18 (14)	6,355	7,219
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19 (14)	15,100	12,470
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/21	27,500	20,593
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/22 (14)	5,000	3,538
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24 (14)	20,000	12,681
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/25	1,500	1,676
E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26	2,000	2,237
Moffat County CO Pollution Control Revenue (PacifiCorp Projects) VRDO	0.220%	5/7/13 LOC	5,900	5,900
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/23	5,665	7,131
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24	5,000	6,238
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25	5,875	7,254
2 Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project) TOB VRDO	0.230%	5/7/13	5,105	5,105
University of Colorado Enterprise System Revenue	5.000%	6/1/15 (Prere.)	6,515	7,141
University of Colorado Enterprise System Revenue	5.000%	6/1/20 (14)	5,785	6,729
University of Colorado Enterprise System Revenue	5.000%	6/1/21 (14)	90	98
University of Colorado Enterprise System Revenue	5.500%	6/1/24	2,000	2,453
University of Colorado Enterprise System Revenue	5.000%	6/1/26	1,250	1,510
University of Colorado Enterprise System Revenue	5.500%	6/1/26	2,750	3,356
University of Colorado Enterprise System Revenue	5.000%	6/1/27	2,085	2,498
University of Colorado Enterprise System Revenue	5.000%	6/1/28	2,480	2,946
University of Colorado Enterprise System Revenue	5.000%	6/1/29	2,445	2,882
University of Colorado Enterprise System Revenue	5.000%	6/1/30	2,720	3,199
University of Colorado Enterprise System Revenue	5.000%	6/1/31	1,850	2,178
University of Colorado Enterprise System Revenue	5.000%	6/1/32	1,950	2,285
University of Colorado Enterprise System Revenue	5.000%	6/1/33	3,155	3,681
University of Colorado Hospital Authority Revenue	5.000%	11/15/27	6,000	7,012
University of Colorado Hospital Authority Revenue	6.000%	11/15/29	9,850	11,767
				505,121
Connecticut (1.4%)
Connecticut Development Authority Pollution Control Revenue
(Connecticut Light & Power Co. Project)	4.375%	9/1/28	5,000	5,455
Connecticut GO	5.000%	11/1/13	10,000	10,243
Connecticut GO	5.500%	12/15/13	1,705	1,762
Connecticut GO	5.000%	4/15/14	13,690	14,318
Connecticut GO	4.000%	9/15/14	7,705	8,101
Connecticut GO	5.500%	12/15/14	7,700	8,352
Connecticut GO	5.000%	4/15/15	2,325	2,537
Connecticut GO	5.000%	4/15/15	16,155	17,627
Connecticut GO	5.000%	5/1/15	1,865	2,039
1 Connecticut GO	0.720%	5/15/15	5,000	5,005
Connecticut GO	5.000%	11/1/15	5,000	5,573
Connecticut GO	5.000%	12/1/15 (14)	6,700	7,044
Connecticut GO	5.000%	12/15/15	14,345	16,061
Connecticut GO	5.000%	4/15/16	13,725	15,523
1 Connecticut GO	0.870%	5/15/16	8,400	8,457
1 Connecticut GO	0.870%	5/15/16	5,000	5,000
1 Connecticut GO	0.990%	5/15/17	5,000	5,063
Connecticut GO	5.000%	11/1/17	7,750	9,193
Connecticut GO	4.000%	12/1/17	2,815	3,221
1 Connecticut GO	1.140%	5/15/18	14,000	14,347
Connecticut GO	5.000%	6/1/18	15,000	18,003
Connecticut GO	5.000%	12/15/18	11,000	12,673
Connecticut GO	5.000%	6/1/19	22,100	27,063
1 Connecticut GO	1.470%	4/15/20	17,000	17,220
Connecticut GO	5.000%	11/1/20	4,970	6,231
1 Connecticut GO	0.970%	3/1/21	4,305	4,313
Connecticut GO	5.000%	11/1/21	5,000	6,329
Connecticut GO	5.000%	4/15/22	6,005	7,614
Connecticut GO	5.000%	6/1/22	8,010	10,173
Connecticut GO	5.000%	9/15/22	6,830	8,704
Connecticut GO	5.000%	6/1/23	5,000	6,270
Connecticut GO	5.000%	11/1/23	10,000	12,462
Connecticut GO	5.000%	10/15/24	10,805	13,533
Connecticut GO	5.000%	3/1/25	19,440	24,299
Connecticut GO	5.000%	11/1/26	9,250	11,267

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut GO	5.000%	4/15/32	4,000	4,693
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,477
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/32	15,000	16,615
Connecticut Health & Educational Facilities Authority Revenue (Wesleyan University)	5.000%	7/1/28	8,550	9,926
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/13	2,970	3,043
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	2/1/14	12,000	12,437
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/14	7,315	7,840
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/17	7,090	8,422
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/23	12,085	14,233
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/24	10,880	12,814
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/25	19,445	24,163
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/25	12,515	14,682
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/26	8,225	10,100
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/27	27,815	33,888
Hartford CT GO	5.000%	4/1/28	2,055	2,400
Hartford CT GO	5.000%	4/1/30	2,000	2,311
				533,119
Delaware (0.1%)
Delaware GO	5.000%	7/1/16	3,215	3,677
Delaware GO	5.000%	10/1/16	19,895	22,956
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/13	3,875	3,907
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/29	10,000	11,569
University of Delaware Revenue	5.000%	11/1/18	1,000	1,220
University of Delaware Revenue	5.000%	11/1/22	1,000	1,204
				44,533
District of Columbia (0.5%)
District of Columbia GO	0.000%	6/1/13 (14)	10,945	10,941
District of Columbia GO	5.000%	6/1/13 (Prere.)	10,880	10,925
District of Columbia GO	0.000%	6/1/14 (14)	16,650	16,506
District of Columbia GO	5.000%	6/1/19 (4)	5,325	6,264
District of Columbia GO	5.000%	6/1/20 (4)	11,840	13,917
District of Columbia GO	5.000%	6/1/21 (4)	10,380	12,201
District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	6,187
District of Columbia Revenue (Georgetown University)	5.000%	4/1/21 (2)	5,610	6,308
District of Columbia Revenue (Georgetown University)	5.000%	4/1/22 (2)	5,800	6,498
District of Columbia Revenue (Georgetown University)	5.000%	4/1/23 (2)	6,600	7,395
District of Columbia Revenue (Georgetown University)	5.000%	4/1/24 (2)	6,190	6,935
District of Columbia Revenue (Georgetown University) PUT	4.700%	4/1/18	23,500	27,011
District of Columbia Revenue (Henry J. Kaiser Family Foundation) VRDO	0.270%	5/7/13	26,000	26,000
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31	9,595	11,297
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31	5,115	6,023
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32	5,000	5,865
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32	7,695	9,025
				189,298
Florida (6.8%)
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/22	5,050	5,967
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/23	5,065	5,982
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/24	5,595	6,542
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/25	5,890	6,798
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/26	6,200	7,097
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/27	6,280	7,151
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/31	7,000	7,836
Brevard County FL School Board COP	5.000%	7/1/23 (12)	4,615	5,202
Brevard County FL School Board COP	5.000%	7/1/24 (12)	4,850	5,446
Brevard County FL School Board COP	5.000%	7/1/25 (12)	5,090	5,715
Broward County FL Airport System Revenue	5.000%	10/1/25	2,000	2,375
Broward County FL Airport System Revenue	5.000%	10/1/26	2,730	3,223
Broward County FL Airport System Revenue	5.000%	10/1/27	5,785	6,798
Broward County FL Airport System Revenue	5.000%	10/1/28	5,000	5,833
Broward County FL GO	5.000%	1/1/20	9,185	11,356
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	6,183
Broward County FL School Board COP	5.250%	7/1/13 (Prere.)	4,155	4,190
Broward County FL School Board COP	5.250%	7/1/24 (4)	12,480	14,503
Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/22	10,650	13,527
Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/23	2,000	2,351
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	3/1/14 (14)	35,000	36,374
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.500%	6/1/14	20,000	21,123
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	70,000	76,183
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	16,000	18,022
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	10,000	11,264

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	23,000	26,767
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/16	50,000	56,319
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/19	19,150	22,959
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/20	21,100	25,431
Clay County FL Sales Surtax Revenue	5.000%	10/1/16 (12)	8,135	9,147
Florida Board of Education Capital Outlay GO	5.000%	1/1/16	8,000	8,684
Florida Board of Education Capital Outlay GO	5.000%	1/1/17	4,600	4,995
Florida Board of Education Lottery Revenue	5.000%	7/1/13 (Prere.)	6,000	6,108
Florida Board of Education Lottery Revenue	5.000%	7/1/13 (Prere.)	10,240	10,424
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	10,715	11,885
Florida Board of Education Lottery Revenue	5.000%	7/1/18	4,000	4,802
Florida Board of Education Lottery Revenue	5.000%	7/1/19	4,550	5,437
Florida Board of Education Lottery Revenue	5.000%	7/1/20 (2)	12,545	13,903
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (2)	11,590	12,831
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (14)	14,690	17,212
Florida Board of Education Lottery Revenue	5.000%	7/1/23 (2)	11,235	12,456
Florida Board of Education Lottery Revenue	5.000%	7/1/24	13,700	15,972
Florida Board of Education Lottery Revenue	5.000%	7/1/24	11,385	13,460
Florida Board of Education Lottery Revenue	5.000%	7/1/25	14,385	16,733
Florida Board of Education Lottery Revenue	5.000%	7/1/25	13,215	15,572
Florida Board of Education Lottery Revenue	5.000%	7/1/26	13,875	16,290
Florida Board of Education Lottery Revenue	5.000%	7/1/27	15,855	18,079
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13	3,815	3,831
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13 (Prere.)	5,040	5,109
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13	8,395	8,430
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13	3,720	3,736
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13 (Prere.)	7,295	7,398
Florida Board of Education Public Education Capital Outlay GO	5.250%	6/1/13	3,845	3,862
Florida Board of Education Public Education Capital Outlay GO	5.250%	6/1/13	5,045	5,067
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	4,005	4,213
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	3,910	4,113
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	4,205	4,610
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	4,105	4,500
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	5,540	6,074
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	2,905	3,565
Florida Board of Education Public Education Capital Outlay GO	4.750%	6/1/20	26,350	28,895
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	3,500	4,091
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	5,585	6,865
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	5,000	6,053
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	3,040	3,873
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23	5,635	6,966
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23	2,125	2,572
Florida Board of Education Public Education Capital Outlay GO	6.000%	6/1/23	7,000	9,628
Florida Board of Education Public Education Capital Outlay GO	4.750%	6/1/27	2,600	3,004
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/30	15,000	17,887
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/31	5,000	5,942
Florida Department of Environmental Protection & Preservation Revenue	5.500%	7/1/13 (4)	11,920	12,028
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/17	8,175	9,542
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19	5,855	6,939
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24 (14)	10,000	11,000
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24	9,025	10,331
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24 (14)	10,045	11,049
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24	10,025	11,813
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25 (14)	6,700	7,669
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25	9,475	10,846
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25	10,525	12,322
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26 (14)	10,045	11,459
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26	9,950	11,351
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26	11,055	12,943
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/27	5,445	6,162
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/27	11,605	13,215
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/28	10,970	12,341
Florida Department of General Services Division Facilities Management Revenue
(Florida Facilities Pool)	5.000%	9/1/13 (2)	3,060	3,106
Florida Department of Transportation GO	5.000%	7/1/13 (Prere.)	10,000	10,175
Florida Department of Transportation GO	5.000%	7/1/19	7,895	9,706
Florida Department of Transportation GO	5.000%	7/1/22	6,055	7,405
Florida Higher Educational Facilities Financing Authority Revenue (University of Tampa Project)	5.000%	4/1/32	1,000	1,102

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/13	38,000	38,310
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/14	14,000	14,769
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/16	50,000	56,804
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	12,196
Florida Municipal Power Agency Revenue	5.000%	10/1/27	12,500	14,258
Florida Municipal Power Agency Revenue	5.750%	10/1/27	3,000	3,529
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/18	3,630	4,339
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/19	3,535	4,286
Florida Municipal Power Agency Revenue (Stanton Project)	5.500%	10/1/13 (4)	3,905	3,922
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,514
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,692
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,358
Florida Turnpike Authority Revenue	5.000%	7/1/17	1,420	1,666
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	10,000	10,180
Florida Turnpike Authority Revenue	5.000%	7/1/19	1,365	1,601
Florida Turnpike Authority Revenue	5.000%	7/1/19 (2)	4,150	4,586
Florida Turnpike Authority Revenue	5.000%	7/1/20	3,000	3,507
Florida Turnpike Authority Revenue	5.000%	7/1/20 (2)	2,745	3,030
Florida Turnpike Authority Revenue	5.000%	7/1/22 (2)	5,120	5,632
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/20	2,000	2,412
Fort Myers FL Improvement Revenue	5.000%	12/1/25 (14)	7,340	8,313
Greater Orlando Aviation Authority Orlando Florida Airport Facilities Revenue	5.000%	10/1/25	1,690	1,974
2 Greater Orlando Aviation Authority Orlando Florida Airport Facilities Revenue TOB VRDO	0.250%	5/7/13	12,000	12,000
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	125	139
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	145	161
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	260	290
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	190	212
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	820	913
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/17	3,000	3,541
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,401
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18	1,700	1,888
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18	3,000	3,607
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/19	3,000	3,668
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	875	968
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,584
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	7,000	8,409
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	1,000	1,107
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,594
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/21	135	149
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/21	1,000	1,105
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/21	2,000	2,422
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/22	740	816
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/22	1,000	1,103
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/23	1,310	1,442
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/23	500	550
Hillsborough County FL Assessment Revenue	5.000%	3/1/22 (14)	6,260	6,686
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/15	2,500	2,747
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/17	2,750	3,177
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/18	3,400	4,011

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hillsborough County FL Industrial Development Authority Health Facilities Revenue
(University Community Hospital)	5.500%	8/15/17 (ETM)	3,650	4,374
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/28	12,800	14,572
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/31	12,500	14,195
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/34	3,000	3,324
Hillsborough County FL Industrial Development Authority Revenue
(University Community Hospital)	6.500%	8/15/19 (ETM)	3,500	4,286
Hillsborough County FL School Board (Master Lease Program) COP	5.500%	7/1/14 (14)	4,370	4,629
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/27	12,000	14,228
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/28	14,000	16,512
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/29	10,000	11,715
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	19,146
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,996
Hillsborough County FL Utility Revenue	5.500%	8/1/13 (ETM)	5,255	5,324
Hillsborough County FL Utility Revenue	5.500%	8/1/13 (2)	4,745	4,808
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	2,000	2,533
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	4,210	5,229
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	600	745
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	2,500	3,004
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/23	750	925
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/23	1,740	2,181
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/24	7,025	8,672
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/25	2,000	2,423
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/27	4,490	5,313
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/28	3,900	4,492
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29	2,075	2,376
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.210%	5/7/13	5,410	5,410
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.210%	5/7/13	5,300	5,300
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/17	6,000	7,070
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/19 (14)	5,000	5,437
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/20 (14)	5,000	5,437
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/29	6,160	7,145
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/31	17,495	20,158
Jacksonville FL Sales Taxes Revenue	5.500%	10/1/13 (14)	3,045	3,111
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/23	5,415	6,366
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/24	5,685	6,683
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/25	5,970	6,971
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/28	13,280	14,676
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	18,992
Jacksonville FL Special Revenue	5.000%	10/1/21	2,000	2,476
Jacksonville FL Special Revenue	5.000%	10/1/22	1,500	1,866
Jacksonville FL Special Revenue	5.000%	10/1/23	2,500	3,130
Jacksonville FL Special Revenue	5.000%	10/1/25	4,800	5,680
Jacksonville FL Special Revenue	5.000%	10/1/25	4,500	5,453
Jacksonville FL Special Revenue	5.000%	10/1/32	1,750	2,012
Kissimmee FL Utility Authority Electric System Revenue	5.250%	10/1/18 (4)	3,000	3,597
Lake County FL School Board COP	5.250%	6/1/15 (2)	4,075	4,465
Lake County FL School Board COP	5.250%	6/1/15 (2)	2,050	2,246
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31	500	550
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22	1,750	2,154
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23	2,750	3,398
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24	3,000	3,738
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	7,160
Lee Memorial Health System Florida Hospital Revenue VRDO	0.230%	5/7/13 LOC	1,275	1,275
Manatee County FL Revenue	5.000%	10/1/22	1,255	1,583
Manatee County FL Revenue	5.000%	10/1/23	1,300	1,650
Manatee County FL Revenue	5.000%	10/1/25	1,325	1,653
Manatee County FL Revenue	5.000%	10/1/26	1,410	1,728
Manatee County FL Revenue	5.000%	10/1/27	1,580	1,920
Manatee County FL School District Sales Tax Revenue	5.000%	10/1/13 (2)	5,140	5,235
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	1,250	1,447
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/21	2,000	2,301
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/22	2,000	2,285
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/23	2,250	2,536
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	1,325	1,455
2 Miami-County FL Transit Sales Surtax Revenue TOB VRDO	0.260%	5/7/13	7,875	7,875
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23 (12)	1,800	2,116
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23	1,460	1,732

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24	2,630	3,087
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25	5,000	6,097
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26	6,500	7,484
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	7,200	8,156
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29 (12)	4,000	4,579
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30	5,500	6,199
2 Miami-Dade County FL Aviation Revenue (Miami International Airport) TOB VRDO	0.230%	5/7/13 (4)	5,620	5,620
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/14 (Prere.)	13,760	14,353
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/14 (Prere.)	10,910	11,380
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/20 (2)	2,040	2,302
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/24 (2)	5,275	5,891
Miami-Dade County FL School Board COP	5.000%	8/1/13 (2)	10,000	10,119
Miami-Dade County FL School Board COP	5.000%	5/1/16 (ETM)	9,335	10,561
Miami-Dade County FL School Board COP	5.000%	8/1/16 (2)	4,280	4,821
Miami-Dade County FL School Board COP	5.000%	5/1/19 (14)	5,685	6,543
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	6,090
Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	3,280	3,728
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	2,655	3,009
Miami-Dade County FL School Board COP	5.250%	5/1/23 (12)	25,200	29,404
Miami-Dade County FL School Board COP	5.000%	11/1/23 (2)	2,500	2,825
Miami-Dade County FL School Board COP	5.250%	5/1/24 (12)	27,650	32,162
Miami-Dade County FL School Board COP	5.250%	5/1/25 (12)	14,225	16,473
Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	5,025	5,633
Miami-Dade County FL School Board COP	5.250%	5/1/26 (12)	12,980	14,964
Miami-Dade County FL School Board COP	5.250%	5/1/28 (12)	15,530	17,821
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	10,000	11,182
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/24	2,000	2,375
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/25	2,750	3,240
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/26	11,340	13,272
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/27	2,500	2,906
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/28	8,840	10,179
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/29	5,000	2,360
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	10,000	11,436
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	12,000	13,609
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	4,000	4,536
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	2,155	915
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	13,500	15,205
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/32	2,890	1,166
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32	11,550	13,029
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/27	4,000	4,711
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/28	2,060	2,413
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/30	8,000	9,274
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/31	5,250	6,063
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/32	1,650	1,890
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	24,812
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	7,400	8,506
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.500%	10/1/28	5,000	5,529
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	9,610
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/29	11,000	12,632
Orange County FL School Board COP	5.000%	8/1/23 (14)	9,000	9,905
Orange County FL School Board COP	5.000%	8/1/24 (14)	4,000	4,530
Orange County FL School Board COP	4.500%	8/1/26	8,400	9,251
Orange County FL School Board COP	4.500%	8/1/27	7,000	7,551
Orange County FL Tourist Development Revenue	5.000%	10/1/17	5,955	6,913
Orange County FL Tourist Development Revenue	5.000%	10/1/18 (14)	18,980	22,022
Orange County FL Tourist Development Revenue	5.000%	10/1/20 (14)	15,345	17,525
Orange County FL Tourist Development Revenue	5.000%	10/1/21 (14)	16,605	18,895
Orange County FL Tourist Development Revenue	5.000%	10/1/27 (2)	12,630	13,752
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/13 (ETM)	5,000	5,040
Orlando & Orange County FL Expressway Authority Revenue	5.250%	7/1/13 (Prere.)	4,000	4,034
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/27	7,780	8,879
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/29	4,590	5,385
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/30	3,500	3,941
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/31	23,030	26,712
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/32	14,875	17,072
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/20	2,000	2,502
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/21	3,585	4,530
Orlando FL Utility Commission Utility System Revenue	5.250%	10/1/21	5,000	6,416
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/22	4,750	6,047
Orlando FL Utility Commission Utility System Revenue	5.250%	10/1/22	3,245	4,201
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/23	4,000	5,124

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Orlando FL Utility Commission Water & Electric Revenue	5.250%	10/1/13 (ETM)	9,500	9,701
Orlando FL Utility Commission Water & Electric Revenue	5.250%	10/1/14 (ETM)	4,500	4,817
Palm Beach County FL School Board COP	5.000%	8/1/13 (14)	2,095	2,120
Palm Beach County FL School Board COP	5.375%	8/1/13 (2)	2,690	2,725
Palm Beach County FL School Board COP	5.000%	8/1/28	6,115	7,075
Palm Beach County FL School Board COP	5.000%	8/1/29	5,970	6,881
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	6,000	6,785
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/17	6,000	7,041
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/18	6,000	7,203
Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/28	15,000	17,745
2 Palm Beach County FL Solid Waste Authority Revenue TOB VRDO	0.220%	5/7/13	6,400	6,400
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	4,180	4,770
Putman County FL Authority Pollution Control Revenue
(Seminole Electric Cooperative Inc. Project) PUT	5.350%	5/1/18 (2)	7,500	8,851
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,550
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,402
Sarasota County FL School Board COP	5.000%	7/1/23	5,380	6,227
Sarasota County FL School Board COP	5.000%	7/1/25	5,050	5,778
Seminole County FL School Board COP	5.000%	7/1/22 (4)	2,000	2,268
Seminole County FL Water & Sewer Revenue	5.000%	10/1/23	5,000	5,635
Seminole County FL Water & Sewer Revenue	5.000%	10/1/24	7,805	8,772
South Florida Water Management District COP	5.000%	10/1/13 (2)	5,000	5,091
South Florida Water Management District COP	5.000%	10/1/14 (2)	9,460	10,030
South Florida Water Management District COP	5.000%	10/1/15 (2)	5,800	6,361
South Florida Water Management District COP	5.000%	10/1/16 (2)	3,000	3,386
South Florida Water Management District COP	5.000%	10/1/24 (2)	4,000	4,571
South Florida Water Management District COP	5.000%	10/1/25 (2)	8,000	9,141
2 South Florida Water Management District COP TOB VRDO	0.200%	5/1/13	10,390	10,390
2 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.280%	5/7/13	10,000	10,000
St. Johns County FL Development Authority Revenue
(Presbyterian Retirement Communities Project)	5.750%	8/1/30	1,500	1,695
St. Lucie County FL School Board COP	5.000%	7/1/24	1,595	1,917
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/23	5,985	6,977
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.125%	9/1/24	4,625	5,375
Sunshine State Governmental Financing Commission Florida Revenue VRDO	0.210%	5/7/13 LOC	7,750	7,750
Tallahassee FL Energy System Revenue	5.250%	10/1/13 (4)	4,380	4,468
Tallahassee FL Energy System Revenue	5.250%	10/1/14 (4)	3,980	4,244
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	6.250%	12/1/20	10,000	10,041
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	13,772
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/32	2,305	2,751
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21	1,220	1,478
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/23	1,400	1,678
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/19	3,580	4,357
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/21	18,420	21,973
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/22	13,395	15,789
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/33	14,686	16,710
Tampa FL Hospital Revenue	5.000%	7/1/21	1,000	1,180
Tampa FL Hospital Revenue	5.000%	7/1/22	1,075	1,264
Tampa FL Hospital Revenue	5.000%	7/1/24	1,000	1,155
Tampa FL Hospital Revenue	5.000%	7/1/25	1,935	2,210
Tampa FL Hospital Revenue	5.000%	7/1/26	1,500	1,699
Tampa FL Hospital Revenue	5.000%	7/1/27	1,000	1,128
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	15,100	16,742
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	5,000	5,544
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	2,020	2,242
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	9,450	10,477
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	11,355	12,589
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	13,470	14,934
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	5,000	5,544
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	2,675	2,966
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/29	2,300	2,815
Volusia County FL School Board COP	5.000%	8/1/21 (4)	3,495	3,696
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29	1,975	2,223
				2,670,814
Georgia (2.9%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21	4,000	4,820
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22	10,000	11,968
Atlanta GA Airport Revenue	5.000%	1/1/20	1,000	1,216

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,398
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,718
Atlanta GA Airport Revenue	5.875%	1/1/24	3,145	3,919
Atlanta GA Airport Revenue	5.000%	1/1/25	1,210	1,441
Atlanta GA Airport Revenue	5.000%	1/1/25	1,900	2,263
Atlanta GA Airport Revenue	5.000%	1/1/26	1,600	1,887
Atlanta GA Airport Revenue	5.000%	1/1/26	1,400	1,651
Atlanta GA Airport Revenue	5.000%	1/1/27	1,390	1,626
Atlanta GA Airport Revenue	5.000%	1/1/27	3,430	4,013
Atlanta GA Airport Revenue	5.000%	1/1/28	2,040	2,373
Atlanta GA Airport Revenue	5.000%	1/1/30	6,410	7,221
Atlanta GA Airport Revenue	5.000%	1/1/32	2,040	2,323
Atlanta GA Airport Revenue	5.000%	1/1/32	3,980	4,531
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	6,132
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	4,036
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/16 (4)	7,000	8,123
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (3)	5,400	6,455
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (4)	8,000	9,562
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/21	1,000	1,261
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	11,844
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	8,770
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	20,553
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,585	7,540
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	15,500	15,972
Carroll County GA School District GO	4.000%	4/1/14	1,400	1,448
Carroll County GA School District GO	4.000%	4/1/15	1,300	1,389
Carroll County GA School District GO	5.000%	4/1/16	3,000	3,384
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/28	4,000	4,723
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/29	3,500	4,110
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/30	2,500	2,921
Cobb County GA Kennestone Hospital Authority Revenue	6.250%	4/1/34 (2)	1,000	1,227
Cobb County GA Kennestone Hospital Authority Revenue	5.500%	4/1/37 (2)	7,500	8,513
Columbus GA Building Authority Lease Revenue	4.000%	1/1/19	1,910	2,218
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/21	1,000	1,203
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/22	1,675	2,002
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/23	1,975	2,333
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/24	1,000	1,172
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/27	6,880	7,885
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/17	1,250	1,466
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/20	1,400	1,676
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,756
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,858
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/25	1,250	1,535
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,640
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,704
Fayette County GA Hospital Authority (Fayette Community Hospital Project) RAN	5.250%	6/15/23	11,395	13,571
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/23	6,110	7,277
Fulton County GA Water & Sewer Revenue	5.000%	1/1/33	10,000	11,686
Georgia GO	5.000%	10/1/13	20,095	20,502
Georgia GO	5.000%	7/1/14	7,800	8,234
Georgia GO	5.000%	7/1/14	16,550	17,471
Georgia GO	5.000%	7/1/14	7,290	7,696
Georgia GO	5.500%	7/1/14	10,750	11,411
Georgia GO	5.000%	10/1/14	18,385	19,623
Georgia GO	5.000%	7/1/15	28,875	31,794
Georgia GO	5.000%	7/1/15	15,000	16,516
Georgia GO	5.000%	9/1/15 (Prere.)	7,080	7,841
Georgia GO	5.000%	10/1/15	16,495	18,341
Georgia GO	5.000%	12/1/15	10,000	11,190
Georgia GO	5.000%	7/1/16	30,320	34,656
Georgia GO	5.000%	7/1/16	8,625	9,859
Georgia GO	5.000%	7/1/16	2,705	3,092
Georgia GO	5.000%	7/1/16	18,290	20,906
Georgia GO	5.000%	7/1/16	5,300	5,831
Georgia GO	5.000%	5/1/17	2,400	2,819
Georgia GO	5.000%	11/1/17	5,590	6,670
Georgia GO	5.000%	7/1/18	4,800	5,822
Georgia GO	5.000%	7/1/19	19,745	24,499
Georgia GO	5.000%	7/1/19	16,515	20,492
Georgia GO	5.000%	7/1/19	10,050	12,470

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia GO	5.000%	7/1/20	14,920	18,851
Georgia GO	5.000%	9/1/20	10,000	12,671
Georgia GO	5.000%	11/1/20	9,240	11,742
Georgia GO	5.000%	1/1/22	9,415	12,084
Georgia Municipal Electric Power Authority Revenue	6.500%	1/1/17 (14)	9,420	10,400
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22	7,910	9,811
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22	12,000	14,863
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/23	2,505	3,128
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/24	4,000	4,920
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/25	1,300	1,579
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	27,395	28,783
Georgia Road & Tollway Authority GAN	5.000%	6/1/14 (14)	3,000	3,152
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14	16,735	17,583
Georgia Road & Tollway Authority Revenue	5.000%	6/1/15	21,260	23,237
Georgia Road & Tollway Authority Revenue	5.000%	6/1/16	26,105	29,522
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19	15,500	19,069
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	3,100
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/15	7,915	8,740
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,684
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,466
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/15	6,380	6,867
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	2,340	2,631
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20	23,970	27,740
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	5,000	5,741
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	37,000	42,713
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22	10,720	12,443
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/19	3,930	4,784
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,800	6,097
Municipal Electric Authority Georgia Revenue	5.000%	4/1/17	3,980	4,603
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,500	4,152
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,565	4,229
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,000	3,627
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,821
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	15,000	18,277
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,605	17,367
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	13,743
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.250%	1/1/16	3,480	3,900
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.750%	1/1/19	51,440	62,790
Municipal Electric Authority Georgia Revenue (Project One)	5.250%	1/1/16	6,580	7,374
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/18	5,000	5,895
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	7,600	9,329
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/29	3,340	3,905
Richmond County GA Hospital Authority (University Health Services Inc. Project) RAN	5.500%	1/1/24	17,500	20,039
South Fulton GA Municipal Regional Water & Sewer Authority Water Revenue VRDO	0.250%	5/7/13 LOC	26,285	26,285
				1,121,785
Hawaii (0.8%)
Hawaii Airports System Revenue	5.250%	7/1/30	16,975	19,659
Hawaii GO	5.000%	10/1/14 (Prere.)	3,000	3,200
Hawaii GO	5.000%	10/1/14 (Prere.)	7,000	7,466
Hawaii GO	5.000%	10/1/14 (Prere.)	5,000	5,333
Hawaii GO	5.000%	3/1/16 (Prere.)	4,515	5,090
Hawaii GO	5.000%	6/1/16	4,295	4,883
Hawaii GO	5.000%	11/1/16	8,275	9,544
Hawaii GO	5.000%	7/1/17 (2)	45,035	49,412
Hawaii GO	5.000%	12/1/18	9,250	11,262
Hawaii GO	5.000%	12/1/20	4,480	5,631
Hawaii GO	5.000%	11/1/22	26,155	33,356
Hawaii GO	5.000%	12/1/22	10,000	12,607
Hawaii GO	5.000%	11/1/23	14,755	18,661
Hawaii GO	5.000%	11/1/24	32,730	41,087
Hawaii GO	5.000%	3/1/25 (4)	1,485	1,665
Hawaii GO	5.000%	11/1/25	7,500	9,318
Hawaii GO	5.000%	12/1/31	10,000	11,887
Hawaii Pacific Health Revenue	5.625%	7/1/30	2,345	2,628
Honolulu HI City & County GO	5.000%	7/1/19 (4)	3,000	3,486
Honolulu HI City & County GO	5.000%	7/1/20 (4)	2,705	3,143
Honolulu HI City & County GO	5.000%	11/1/21	4,000	5,082
Honolulu HI City & County GO	5.000%	11/1/22	2,500	3,201
Honolulu HI City & County GO	5.000%	11/1/22	3,000	3,841
Honolulu HI City & County GO	5.000%	11/1/23	3,500	4,419
Honolulu HI City & County GO	5.000%	11/1/23	10,000	12,627

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Honolulu HI City & County GO	5.000%	8/1/24	4,535	5,550
Honolulu HI City & County GO	5.000%	8/1/28	5,000	5,939
				299,977
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	9/15/24	2,000	2,388
Idaho Bond Bank Authority Revenue	5.250%	9/15/26	1,000	1,182
Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.125%	12/1/28	12,050	14,442
Idaho Housing & Finance Association RAN	5.000%	7/15/14	4,890	5,156
Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	5,986
				29,154
Illinois (6.6%)
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,475
Chicago IL (City Colleges Capital Improvement Project) GO	0.000%	1/1/25 (14)(3)	4,935	3,173
Chicago IL Board of Education GO	5.000%	12/1/16 (4)	2,435	2,794
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	4,033
Chicago IL Board of Education GO	5.000%	12/1/18 (4)	2,500	2,881
Chicago IL Board of Education GO	5.000%	12/1/18	2,500	2,930
Chicago IL Board of Education GO	0.000%	12/1/19 (14)	5,610	4,764
Chicago IL Board of Education GO	5.000%	12/1/19 (4)	6,130	7,024
Chicago IL Board of Education GO	5.000%	12/1/19	2,600	3,095
Chicago IL Board of Education GO	6.000%	1/1/20 (14)	5,300	6,203
Chicago IL Board of Education GO	5.000%	12/1/20 (4)	1,500	1,719
Chicago IL Board of Education GO	5.000%	12/1/20	2,250	2,694
Chicago IL Board of Education GO	5.000%	12/1/20 (2)	20,100	22,800
Chicago IL Board of Education GO	5.500%	12/1/21 (4)(2)	4,090	5,062
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	12,640	14,066
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	22,500	12,100
Chicago IL Board of Education GO	0.000%	12/1/31 (14)	4,500	2,071
Chicago IL Board of Education GO	0.000%	12/1/31 (14)	27,180	12,507
Chicago IL Board of Education GO	5.000%	12/1/33	20,030	21,962
Chicago IL Board of Education GO	5.000%	12/1/34	9,245	10,106
2 Chicago IL Board of Education GO TOB PUT	0.710%	5/23/13 LOC	75,000	75,000
Chicago IL Board of Education GO VRDO	0.180%	5/1/13 LOC	3,800	3,800
Chicago IL GO	5.250%	1/1/17 (14)	2,300	2,615
Chicago IL GO	5.500%	1/1/17 (4)	18,430	21,166
Chicago IL GO	5.000%	1/1/18 (4)	17,530	18,809
Chicago IL GO	5.000%	1/1/18	1,525	1,762
Chicago IL GO	5.000%	1/1/19	3,825	4,502
Chicago IL GO	5.000%	1/1/21 (4)	18,155	19,871
Chicago IL GO	5.000%	1/1/21	5,490	6,174
Chicago IL GO	5.000%	12/1/21	5,730	6,850
Chicago IL GO	0.000%	1/1/22	4,750	3,650
Chicago IL GO	0.000%	1/1/23	4,900	3,550
Chicago IL GO	5.000%	1/1/23	10,585	12,229
Chicago IL GO	5.000%	12/1/23	7,000	8,199
Chicago IL GO	5.000%	1/1/26 (4)	10,000	10,841
Chicago IL GO	0.000%	1/1/27	7,000	4,057
Chicago IL GO	5.000%	1/1/27 (14)	8,200	8,950
Chicago IL GO	5.000%	1/1/28 (14)	5,000	5,444
2 Chicago IL GO TOB VRDO	0.270%	5/7/13	5,400	5,400
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30	35,000	41,190
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/14 (14)	2,000	2,067
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/15 (14)	5,200	5,617
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	4,000	4,696
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	4,200	4,931
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18 (4)	7,025	8,018
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19 (4)	22,920	25,931
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19 (4)	8,920	10,410
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22 (4)	18,295	21,136
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23 (4)	15,275	17,587
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24 (4)	18,250	20,960
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	3,000	3,579
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	7,410	8,688
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26	4,000	4,643
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27	3,560	4,094
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	3,000	3,420
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	3,000	3,401
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	3,220	3,653
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	2,900	3,274
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/31	13,495	15,811
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/31	10,000	11,716

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,582
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,935
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	3,167
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/13	4,000	4,015
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/14	4,200	4,395
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/15	6,060	6,561
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	12/1/16 (Prere.)	2,455	2,848
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/18 (2)	7,545	8,466
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.500%	6/1/18	7,435	8,796
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20 (12)	3,185	3,697
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20	4,900	5,651
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/24 (12)	5,000	5,679
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/25 (12)	11,000	12,354
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/26 (12)	8,260	9,199
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27	31,170	34,872
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27	13,085	14,639
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/28	30,225	33,588
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/19	9,915	12,023
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30	10,000	11,692
Chicago IL Water Revenue	0.000%	11/1/14 (2)	7,460	7,385
Chicago IL Water Revenue	0.000%	11/1/15 (2)	7,555	7,386
Chicago IL Water Revenue	5.000%	11/1/19 (4)	17,565	20,816
Chicago IL Water Revenue	5.000%	11/1/23	1,670	2,047
Chicago IL Water Revenue	5.000%	11/1/24	1,500	1,824
Chicago IL Water Revenue	5.000%	11/1/25	2,000	2,411
Chicago IL Water Revenue	5.000%	11/1/26	2,000	2,388
Chicago IL Water Revenue	5.000%	11/1/28	5,000	5,889
Chicago IL Water Revenue	5.000%	11/1/30	3,590	4,180
Chicago IL Water Revenue	5.000%	11/1/31	3,000	3,477
Chicago IL Water Revenue	5.000%	11/1/32	3,000	3,453
Cook County IL Community College District GO	5.000%	3/1/19 (Prere.)	1,100	1,305
Cook County IL Forest Preservation District GO	5.000%	12/15/24	1,020	1,225
Cook County IL Forest Preservation District GO	5.000%	12/15/25	1,000	1,185
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,485	2,929
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,225	2,623
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,605	3,050
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,335	2,734
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,240	2,619
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,455	2,870
Cook County IL Forest Preservation District GO	5.000%	12/15/32	5,000	5,724
Cook County IL GO	5.000%	11/15/18	8,000	9,568
Cook County IL GO	5.000%	11/15/20	7,500	8,955
Cook County IL GO	5.000%	11/15/21	5,410	6,367
Cook County IL GO	5.250%	11/15/28	35,500	41,919
Cook County IL High School District No. 205 (Thornton Township) GO	5.000%	12/1/15 (12)	2,020	2,238
Cook County IL High School District No. 205 (Thornton Township) GO	5.500%	12/1/17 (12)	2,000	2,385
Du Page & Cook Counties IL Community Consolidated School District GO	4.500%	1/1/21 (14)	4,900	5,479
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/24	1,750	2,198
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/25	1,820	2,261
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/26	2,290	2,805
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/27	2,000	2,429
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/23	2,315	2,816
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/25	2,720	3,287
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/26	3,060	3,698
Grundy & Will Counties IL Community Unified School District GO	5.875%	8/1/28	6,520	7,738
Illinois Development Finance Authority Hospital Revenue
(Evanston Northwestern Healthcare Corp.) VRDO	0.170%	5/1/13	6,400	6,400
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	3.375%	2/3/14	10,000	10,235
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,928
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19	1,500	1,805
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/20	2,000	2,363
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/21	6,535	7,624
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/22	10,000	11,696
Illinois Finance Authority Revenue (Advocate Health Care Network)	6.125%	11/1/23	3,000	3,664
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	4.375%	7/1/14	7,500	7,823
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	2/12/20	6,500	7,853
2 Illinois Finance Authority Revenue (Advocate Health Care) TOB VRDO	0.240%	5/7/13	48,840	48,840
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/30	3,000	3,450
Illinois Finance Authority Revenue (Carle Foundation)	5.625%	8/15/31	10,000	11,777
2 Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	0.340%	5/7/13 (12)	12,680	12,680
2 Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	0.340%	5/7/13 (12)	15,000	15,000

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/27	15,000	16,673
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/32	7,575	8,259
Illinois Finance Authority Revenue (Central DuPage Health)	5.000%	11/1/27	18,725	21,348
Illinois Finance Authority Revenue (Central DuPage Health)	5.125%	11/1/29	15,000	17,282
Illinois Finance Authority Revenue (Chicago Horticulture Project) VRDO	0.250%	5/7/13 LOC	12,000	12,000
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.500%	8/15/28	21,760	23,999
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.000%	5/15/23	1,000	1,004
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.750%	5/15/33	8,225	8,271
Illinois Finance Authority Revenue (Ingalls Health System Obligated Group) VRDO	0.240%	5/7/13 LOC	29,300	29,300
Illinois Finance Authority Revenue (Little Co. of Mary Hospital & Health Care Centers)	5.250%	8/15/36	6,500	7,039
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/25	8,750	10,461
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/26	3,595	4,256
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/27	1,495	1,751
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/28	1,570	1,830
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/29	1,650	1,910
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/30	1,730	1,993
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/31	1,815	2,081
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/32	1,905	2,167
Illinois Finance Authority Revenue (Memorial Health System)	5.250%	4/1/29	12,670	13,917
Illinois Finance Authority Revenue (Northwest Community Hospital) VRDO	0.220%	5/7/13 LOC	9,050	9,050
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.250%	7/1/28	8,500	9,349
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.750%	8/15/30	9,000	10,521
2 Illinois Finance Authority Revenue (Northwestern University) TOB VRDO	0.180%	5/1/13	9,865	9,865
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22	2,000	2,374
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/23	3,750	4,395
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	11/15/29	10,000	12,458
Illinois Finance Authority Revenue (Palos Community Hospital)	5.375%	5/15/30	34,070	39,594
Illinois Finance Authority Revenue (Presbyterian Homes) VRDO	0.250%	5/7/13 LOC	12,900	12,900
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/1/23 (14)	5,000	5,497
Illinois Finance Authority Revenue (Rush University Medical Center)	5.750%	11/1/28 (14)	3,000	3,393
Illinois Finance Authority Revenue (Rush University Medical Center)	6.375%	11/1/29	7,000	8,490
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.500%	8/15/30	8,000	8,618
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.250%	3/1/30 (4)	7,000	7,811
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/18	3,555	4,229
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/19	11,605	14,047
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20	3,185	3,865
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/22	10,000	11,812
Illinois Finance Authority Revenue (University of Chicago Medical Center) VRDO	0.180%	5/1/13 LOC	2,815	2,815
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/17	1,415	1,676
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22	2,000	2,489
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23	4,000	4,950
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/24	5,195	6,385
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/25	2,990	3,620
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/26	3,500	4,197
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28	4,400	5,205
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29	4,250	4,992
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/30	5,250	6,141
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31	5,300	6,178
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	1,050	1,219
Illinois GO	5.000%	6/1/13 (Prere.)	780	783
Illinois GO	5.500%	8/1/13 (14)	14,005	14,181
Illinois GO	5.250%	10/1/13 (Prere.)	29,600	30,214
Illinois GO	5.250%	10/1/14	10,400	10,611
Illinois GO	5.000%	1/1/15	6,050	6,457
Illinois GO	5.000%	1/1/16	2,010	2,211
Illinois GO	5.000%	1/1/16	7,500	8,248
Illinois GO	5.000%	8/1/16	40,000	44,697
Illinois GO	5.000%	1/1/17	22,985	25,890
Illinois GO	5.000%	3/1/17	1,550	1,753
Illinois GO	5.000%	8/1/17	8,760	10,004
Illinois GO	5.000%	1/1/19	15,475	17,861
Illinois GO	5.000%	1/1/20 (4)	8,635	10,063
Illinois GO	5.000%	8/1/20	23,000	26,927
Illinois GO	5.000%	1/1/21 (4)	21,470	24,762
Illinois GO	5.250%	1/1/21	7,425	8,808
Illinois GO	5.000%	8/1/21	25,000	29,381
Illinois GO	5.000%	1/1/22	2,740	3,115
Illinois GO	5.000%	8/1/22	12,500	14,710
Illinois GO	5.000%	8/1/23	17,000	19,872
Illinois GO	5.000%	11/1/24 (2)	5,000	5,292
Illinois GO	5.000%	4/1/26 (2)	12,600	13,157

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois GO	5.000%	6/1/26	5,100	5,512
Illinois GO	5.000%	6/1/26	120	120
Illinois GO	5.000%	6/1/27 (14)	4,000	4,014
Illinois GO	5.000%	3/1/28	5,500	5,671
Illinois GO	5.000%	9/1/31	2,500	2,740
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Hospital)	6.250%	1/1/17	5,060	5,081
Illinois Regional Transportation Authority Revenue	6.250%	7/1/22 (4)	5,000	6,701
Illinois Regional Transportation Authority Revenue	6.000%	7/1/23 (14)	5,000	6,626
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23 (4)	11,475	15,611
2 Illinois Regional Transportation Authority Revenue TOB VRDO	0.210%	5/7/13	8,575	8,575
Illinois Sales Tax Revenue	0.000%	12/15/16 (2)	5,000	4,649
Illinois Sales Tax Revenue	5.000%	6/15/18	12,000	14,344
Illinois Sales Tax Revenue	5.375%	6/15/18	9,860	11,888
Illinois Sales Tax Revenue	5.000%	6/15/19	6,000	7,308
Illinois Sales Tax Revenue	5.000%	6/15/20	5,225	6,311
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	12,084
Illinois Sales Tax Revenue	5.000%	6/15/28 (14)	6,000	6,639
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	23,000	25,225
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	5,000	5,635
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	20,000	22,427
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	5,700	6,457
3 Illinois Toll Highway Authority Revenue	5.000%	1/1/27	1,250	1,481
3 Illinois Toll Highway Authority Revenue	5.000%	1/1/28	1,250	1,472
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	2,500	2,875
3 Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,500	4,093
3 Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,745	4,346
3 Illinois Toll Highway Authority Revenue	5.000%	1/1/31	8,000	9,240
3 Illinois Toll Highway Authority Revenue	5.000%	1/1/32	9,000	10,314
3 Illinois Toll Highway Authority Revenue	5.000%	1/1/33	9,000	10,281
2 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.240%	5/7/13	5,330	5,330
2 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.240%	5/7/13	14,305	14,305
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/16	15,000	17,095
Illinois Unemployment Insurance Fund Building Receipts Revenue	4.000%	12/15/16	2,650	2,978
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/16	5,205	6,036
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/18	7,500	8,668
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/19	14,350	15,747
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/19	3,000	3,231
Lake County IL Community High School District No. 127 GO	0.000%	2/1/19	5,000	4,523
Lake County IL Community High School District No. 127 GO	0.000%	2/1/20	5,000	4,380
Lake County IL Community High School District No. 127 GO	0.000%	2/1/22	5,690	4,590
2 Lake, Cook, Kane, & McHenry Counties IL Community Unified School District GO TOB VRDO	0.240%	5/2/13	6,000	6,000
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/15 (14)	13,000	12,659
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/16 (14)	11,330	10,831
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/19 (3)	38,340	33,851
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	4,792
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	32,515	23,215
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,000	14,994
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	23,795	16,156
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	29,785	19,057
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,725	6,582
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	6,400	3,688
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	30,000	14,934
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/28	25,685	29,870
Peoria IL Public Building Community School District Revenue	0.000%	12/1/14 (12)	2,800	2,759
Peoria IL Public Building Community School District Revenue	0.000%	12/1/15 (12)	2,800	2,720
Peoria IL Public Building Community School District Revenue	0.000%	12/1/16 (12)	2,900	2,752
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/16	10,000	11,147
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,871
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18	5,000	5,842
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/23	27,000	33,000
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	10,000	12,212
Southwestern IL Development Authority Revenue (Local Government Program)	5.000%	4/15/30	10,000	11,214
Springfield IL Water Revenue	5.000%	3/1/29	2,525	2,946
Springfield IL Water Revenue	5.000%	3/1/30	2,000	2,324
Springfield IL Water Revenue	5.000%	3/1/31	2,000	2,313
Springfield IL Water Revenue	5.000%	3/1/32	2,000	2,312
University of Illinois Auxiliary Facilities System Revenue	0.000%	4/1/16 (14)	15,270	14,774
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/21	3,430	4,115
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/22	6,015	7,103
University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/30	5,000	5,648

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 University of Illinois Auxiliary Facilities System Revenue TOB VRDO	0.260%	5/7/13	14,300	14,300
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/23	1,715	2,096
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/24	7,950	9,629
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/25	3,405	4,077
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/28	8,800	10,267
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30	4,500	5,189
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/24	7,980	5,373
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/25	4,065	2,587
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/26	3,645	2,180
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/27	2,000	1,135
				2,574,900
Indiana (1.2%)
Decatur Township IN Multi-School Buildings Corp. Revenue	5.000%	7/15/21 (4)	5,695	6,528
Franklin IN Community Multi-School Building Corp. Revenue	5.000%	7/15/23 (4)	2,480	3,042
Hammond IN Multi-School Building Corp. Mortgage Revenue	5.000%	7/15/24 (14)	2,735	2,931
Hammond IN Multi-School Building Corp. Mortgage Revenue	5.000%	7/15/25 (14)	2,875	3,070
Indiana Development Finance Authority Educational Facilities Revenue
(Indianapolis Museum of Art Inc. Project) VRDO	0.210%	5/7/13 LOC	3,400	3,400
Indiana Educational Facilities Authority Revenue (Wabash College) VRDO	0.230%	5/7/13 LOC	5,200	5,200
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/15	3,865	4,238
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/17	3,315	3,866
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/18	4,085	4,881
Indiana Finance Authority Facilities Revenue (Wabash Valley Correctional Facility)	5.000%	7/1/14	2,510	2,645
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/18	5,000	5,982
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/20	4,370	5,095
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/23	3,570	4,176
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/24	10,855	12,702
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/25	13,895	16,338
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/26	14,425	16,962
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/27	8,615	9,993
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/22	1,295	1,543
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/24	2,500	2,937
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/25	2,500	2,900
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/26	2,500	2,886
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/27	2,500	2,872
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	5/1/29	3,000	3,402
Indiana Finance Authority Lease Revenue	5.000%	11/1/17	7,500	8,796
Indiana Finance Authority Revenue
(Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/21	1,225	1,451
Indiana Finance Authority Revenue
(Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/22	1,000	1,172
Indiana Finance Authority Revenue
(Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/24	1,000	1,152
Indiana Finance Authority Revenue
(Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/25	1,000	1,138
Indiana Finance Authority Revenue
(Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/30	3,250	3,594
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.180%	5/1/13	10,100	10,100
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.220%	5/1/13	4,500	4,500
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/32	9,150	10,909
Indiana Finance Authority Revenue (Trinity Health)	5.000%	12/1/28	6,295	7,130
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,869
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	6,410
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,864
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.250%	10/1/31	10,000	11,834
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/24	2,000	2,193
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/25	14,000	15,350
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/26	18,475	20,098
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17	9,000	9,252
2 Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) TOB VRDO	0.250%	5/7/13	12,750	12,750
Indiana Municipal Power Agency Revenue	5.625%	1/1/28	4,640	5,578

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Municipal Power Agency Revenue	5.750%	1/1/29	2,000	2,425
Indiana Office Building Commission Facilities Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	2,515	3,043
Indiana University Student Fee Revenue	5.000%	8/1/15	1,000	1,103
Indiana University Student Fee Revenue	5.000%	8/1/16	2,500	2,859
Indiana University Student Fee Revenue	5.000%	8/1/21	4,500	5,710
Indiana University Student Fee Revenue	5.000%	8/1/22	6,370	8,150
Indiana University Student Fee Revenue	5.000%	8/1/23	3,510	4,444
Indiana University Student Fee Revenue	5.000%	8/1/24	2,175	2,728
Indiana University Student Fee Revenue	5.000%	8/1/25	2,040	2,532
Indiana University Student Fee Revenue	5.000%	8/1/26	1,000	1,203
Indiana University Student Fee Revenue	5.000%	8/1/29	1,000	1,180
Indiana University Student Fee Revenue	5.000%	6/1/30	2,000	2,381
Indiana University Student Fee Revenue	5.000%	8/1/30	1,560	1,833
Indiana University Student Fee Revenue	5.000%	6/1/31	1,500	1,779
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	4,190
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	18,436
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/19	3,000	3,595
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/20	1,545	1,875
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	2/1/20	5,000	5,938
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/21	8,590	10,364
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/22	7,000	8,368
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/22	1,425	1,683
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/23	1,895	2,233
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/25	2,085	2,463
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/26	1,985	2,345
Indianapolis IN Local Public Improvement Bond Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29	10,000	11,372
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23 (4)	4,285	5,227
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25 (4)	3,535	4,263
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.500%	2/1/28	4,065	4,919
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.500%	2/1/29	4,370	5,261
Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/25	4,330	5,257
Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/26	4,835	5,811
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14	13,250	14,011
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14	11,750	12,424
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,789
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	2.800%	6/2/14	41,705	42,822
				490,745
Iowa (0.2%)
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.500%	6/15/29	2,000	2,258
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.625%	6/15/31	2,000	2,277
Des Moines IA Independent Community School District School Infrastructure Revenue	5.000%	6/1/19	3,400	4,046
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	15,126
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	8/15/29 (12)	5,500	6,215
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/27	5,985	7,146
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/28	6,280	7,466
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/21	1,150	1,419
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/22	2,100	2,578
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/27	4,000	4,778
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/16	8,545	9,453
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17	5,655	6,425
				69,187
Kansas (0.3%)
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	3,500	4,066
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,680	4,122
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.375%	3/1/30	1,000	1,125
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/31	1,000	1,092
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/34	2,000	2,171
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/22	1,500	1,712
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/24	2,800	3,207
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/29	6,000	6,783
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.500%	11/15/29	10,435	12,231

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kansas Development Finance Authority Revenue
(Kansas Department of Commerce Impact Program)	5.000%	6/1/19	6,730	8,232
Kansas Development Finance Authority Revenue
(Kansas Department of Commerce Impact Program)	5.000%	6/1/20	7,070	8,797
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.250%	1/1/25	7,500	8,730
Leavenworth County KS Unified School District GO	4.500%	3/1/18 (12)	1,030	1,195
Leavenworth County KS Unified School District GO	4.500%	9/1/18 (12)	1,030	1,207
Leavenworth County KS Unified School District GO	4.500%	3/1/19 (12)	1,000	1,179
Leavenworth County KS Unified School District GO	4.500%	9/1/19 (12)	600	713
Leavenworth County KS Unified School District GO	4.500%	3/1/20 (12)	1,115	1,317
Leavenworth County KS Unified School District GO	4.750%	3/1/21 (12)	1,165	1,380
Leavenworth County KS Unified School District GO	4.750%	9/1/21 (12)	1,265	1,493
Leavenworth County KS Unified School District GO	5.000%	3/1/22 (12)	1,060	1,260
Leavenworth County KS Unified School District GO	5.000%	9/1/22 (12)	1,360	1,611
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/18	1,000	1,127
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/19	1,500	1,686
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/20	1,500	1,682
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/21	1,500	1,682
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/24	5,055	5,610
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/26	4,300	4,757
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/16	1,000	1,140
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.250%	11/15/24	5,000	5,963
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/28	6,000	6,976
				104,246
Kentucky (0.7%)
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	6,080
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,000	17,403
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,000	8,594
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/18	1,840	2,128
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/19	1,475	1,729
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/20	1,125	1,332
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,332
Kentucky Property & Building Commission Revenue	5.250%	10/1/13 (4)	14,965	15,281
Kentucky Property & Building Commission Revenue	5.250%	10/1/15 (4)	1,500	1,667
Kentucky Property & Building Commission Revenue	5.000%	10/1/17	1,170	1,370
Kentucky Property & Building Commission Revenue	5.000%	11/1/17	8,570	10,109
Kentucky Property & Building Commission Revenue	5.000%	11/1/18	14,880	17,914
Kentucky Property & Building Commission Revenue	5.500%	8/1/19 (2)	6,870	8,566
Kentucky Property & Building Commission Revenue	5.000%	10/1/19 (2)	5,000	6,104
Kentucky Property & Building Commission Revenue	5.500%	8/1/20 (2)	4,320	5,463
Kentucky Property & Building Commission Revenue	5.000%	11/1/20	4,500	5,331
Kentucky Property & Building Commission Revenue	5.000%	8/1/21	45,000	54,607
Kentucky Property & Building Commission Revenue	5.250%	2/1/23 (12)	6,215	7,415
Kentucky Property & Building Commission Revenue	5.000%	11/1/23 (4)	5,120	6,030
Kentucky Property & Building Commission Revenue	5.000%	11/1/24 (4)	5,000	5,889
Kentucky Property & Building Commission Revenue	5.250%	2/1/25 (12)	4,995	5,920
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/23	9,890	11,633
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/24	7,065	8,310
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/25	7,000	8,295
Louisville & Jefferson County KY Metropolitan Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	5.750%	12/2/13	23,000	23,650
Louisville & Jefferson County KY Metropolitan Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17	14,500	14,848
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/30	14,775	17,033
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/31	9,000	10,330
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/20	1,180	1,395
				286,758
Louisiana (1.1%)
East Baton Rouge Parish LA Sales Tax Revenue	5.000%	8/1/23 (12)	5,165	6,186
Ernest N. Morial - New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/27	2,800	3,223
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/17	1,000	1,139
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/18	1,000	1,165
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19	1,030	1,219
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/20	1,000	1,171
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/21	1,000	1,159

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/18 (2)	14,470	16,021
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/21 (2)	20,000	21,902
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/22 (2)	13,660	14,959
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/23 (2)	10,000	10,917
Louisiana Gasoline & Fuel Tax Revenue	5.250%	5/1/15 (Prere.)	6,200	6,806
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/19	8,745	10,702
Louisiana GO	5.000%	8/1/14 (14)	22,880	24,239
Louisiana GO	5.000%	8/1/15 (14)	2,500	2,760
Louisiana GO	5.000%	5/1/16 (Prere.)	25,210	28,617
Louisiana GO	5.000%	5/1/16 (Prere.)	9,765	11,085
Louisiana GO	5.000%	5/1/16 (Prere.)	26,665	30,268
Louisiana GO	5.000%	11/15/17	10,000	11,887
Louisiana GO	5.000%	11/15/17	17,040	20,255
Louisiana GO	5.000%	11/15/18	18,500	22,499
Louisiana Highway Improvement Revenue	5.000%	6/15/33	2,000	2,351
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	2,790	3,323
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/24	11,000	12,911
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/25	2,000	2,337
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (Plaquemines Project)	5.000%	9/1/26 (4)	1,700	1,999
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (Plaquemines Project)	5.000%	9/1/28 (4)	1,875	2,178
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (Plaquemines Project)	5.000%	9/1/31 (4)	1,420	1,617
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.625%	10/1/30	15,905	18,502
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/17	5,300	6,102
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/19	4,495	5,392
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/29	4,000	4,701
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/30	4,930	5,770
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/31	2,485	2,896
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/15	4,055	4,343
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/17	1,520	1,708
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.250%	5/15/27	15,165	16,129
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/23	1,585	1,912
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24	2,125	2,543
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/25	5,445	6,462
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/26	5,000	5,885
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/27	3,770	4,405
Louisiana State University Revenue	5.000%	7/1/28	1,000	1,174
Louisiana State University Revenue	5.000%	7/1/29	3,180	3,691
Louisiana State University Revenue	5.000%	7/1/30	1,000	1,160
Louisiana State University Revenue	5.000%	7/1/32	2,765	3,181
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	4,535	4,916
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	1,860	2,016
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,540	1,700
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,955	2,158
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,200	2,516
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,440	2,791
New Orleans LA GO	5.000%	12/1/23	2,250	2,686
New Orleans LA GO	5.000%	12/1/24	2,500	2,941
New Orleans LA GO	5.000%	12/1/25	2,500	2,899
New Orleans LA GO	5.000%	12/1/26 (4)	3,770	4,398
New Orleans LA GO	5.000%	12/1/27 (4)	2,260	2,604
New Orleans LA GO	5.000%	12/1/28 (4)	2,310	2,641
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	17,750	19,598
				424,715
Maine (0.0%)
Maine GO	4.000%	6/1/13	1,640	1,646
Maine GO	5.000%	6/1/16	3,770	4,292
Maine Turnpike Authority Turnpike Revenue	5.000%	7/1/33	1,125	1,320
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,175
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,165
Portland ME Airport Revenue	5.000%	1/1/23 (4)	1,000	1,171
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,846
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,140
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,945

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,344
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,419
				18,463
Maryland (1.4%)
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/14 (Prere.)	1,365	1,458
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/14 (Prere.)	2,185	2,334
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/24	2,000	2,505
Baltimore MD Project Revenue	5.000%	7/1/26	1,585	1,907
Baltimore MD Project Revenue	5.000%	7/1/26	1,250	1,504
Baltimore MD Project Revenue	5.000%	7/1/27	1,745	2,086
Baltimore MD Project Revenue	5.000%	7/1/28	1,570	1,866
Baltimore MD Project Revenue	5.000%	7/1/28	1,905	2,264
Baltimore MD Project Revenue	5.000%	7/1/29	2,075	2,448
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,238
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,824
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,342
Howard County MD GO	5.000%	8/15/17	3,330	3,946
Howard County MD GO	5.000%	8/15/20	14,125	17,840
Howard County MD GO	5.000%	8/15/21	14,440	18,461
Howard County MD GO	5.000%	8/15/24	4,500	5,635
Maryland Department of Transportation Revenue	5.000%	6/1/15	1,825	2,002
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22	6,000	7,422
Maryland GO	5.000%	8/1/13	10,685	10,816
Maryland GO	5.000%	8/1/15	19,620	21,675
Maryland GO	5.000%	8/1/15 (Prere.)	15,260	16,808
Maryland GO	5.000%	8/1/15	3,225	3,563
Maryland GO	5.000%	3/1/16	2,900	3,273
Maryland GO	5.000%	8/1/16	1,100	1,261
Maryland GO	5.000%	8/1/16	1,010	1,158
Maryland GO	5.000%	8/1/16	10,000	11,464
Maryland GO	4.000%	8/15/16	3,025	3,374
Maryland GO	5.000%	3/1/17	3,440	4,019
Maryland GO	5.000%	8/1/17	20,000	23,680
Maryland GO	5.000%	3/15/18	37,780	45,456
Maryland GO	4.500%	8/1/18	55,000	65,442
Maryland GO	5.000%	8/1/18	23,710	28,820
Maryland GO	5.000%	11/1/18	7,230	8,845
Maryland GO	5.000%	3/15/19	2,625	3,236
Maryland GO	5.000%	3/15/19	15,935	19,643
Maryland GO	5.000%	8/1/19	2,315	2,878
Maryland GO	5.000%	11/1/19	10,655	13,314
Maryland GO	5.000%	3/15/20	10,000	12,566
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/21	800	981
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/22	1,650	1,998
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/23	900	1,076
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/24	1,355	1,610
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/25	1,000	1,172
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/26	1,100	1,289
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	5.000%	5/15/15	3,500	3,805
Maryland Health & Higher Educational Facilities Authority Revenue (LifeBridge Health)	5.000%	7/1/14 (Prere.)	3,915	4,124
Maryland Health & Higher Educational Facilities Authority Revenue (LifeBridge Health)	5.000%	7/1/14 (Prere.)	2,980	3,139
Maryland Health & Higher Educational Facilities Authority Revenue
(Maryland Institute College of Art)	5.000%	6/1/29	1,000	1,132
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/16	3,895	4,368
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/17	3,000	3,450
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/18	2,500	2,938
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/19	1,700	2,015
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.500%	7/1/20	1,500	1,697
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/21	2,000	2,332
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.750%	7/1/23	900	996
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.500%	7/1/24 (2)	3,800	4,424

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/28 (2)	9,000	10,171
Maryland Transportation Authority GAN	5.000%	3/1/14	13,240	13,765
Maryland Transportation Authority GAN	5.000%	3/1/16	2,500	2,816
Maryland Transportation Authority GAN	5.250%	3/1/16	4,000	4,534
Maryland Transportation Authority GAN	5.000%	3/1/17	2,070	2,411
Maryland Transportation Authority GAN	5.250%	3/1/17	4,950	5,813
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	9,963
Montgomery County MD GO	5.000%	7/1/15	15,000	16,516
Montgomery County MD GO	5.000%	7/1/16	1,500	1,714
Montgomery County MD GO	5.000%	7/1/17	3,460	4,086
Montgomery County MD GO	5.000%	7/1/17	4,000	4,724
Montgomery County MD GO	5.000%	7/1/18	1,075	1,304
Montgomery County MD GO	5.000%	7/1/21	2,275	2,911
Prince Georges County MD GO	5.000%	9/15/21	4,975	6,386
Prince Georges County MD GO	5.000%	9/15/22	1,500	1,900
University System of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/21	5,620	7,129
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/17	14,500	17,078
				539,140
Massachusetts (3.9%)
Boston MA GO	5.000%	4/1/16	3,410	3,862
Boston MA GO	5.000%	8/1/17	5,035	5,961
Boston MA GO	5.000%	2/1/22	4,235	5,446
Boston MA GO	5.000%	2/1/23	4,760	6,043
Boston MA Water & Sewer Commission Revenue	5.750%	11/1/13	1,100	1,131
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/19	15,000	18,480
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/18	2,000	2,443
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	5,000	6,489
2 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.450%	5/7/13	41,006	41,006
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.220%	5/7/13	6,200	6,200
Massachusetts College Building Authority Revenue	5.000%	5/1/28	1,290	1,577
Massachusetts College Building Authority Revenue	5.125%	5/1/28	1,420	1,660
Massachusetts College Building Authority Revenue	5.000%	5/1/29	2,905	3,413
Massachusetts College Building Authority Revenue	5.250%	5/1/29	2,250	2,659
Massachusetts College Building Authority Revenue	5.000%	5/1/30	4,820	5,663
Massachusetts College Building Authority Revenue	5.000%	5/1/31	6,040	7,101
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/19	5,000	5,933
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	3,227
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	17,419
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26	13,625	15,714
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,597
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,376
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/20	1,205	1,426
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/21	1,760	2,094
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/22	2,125	2,483
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/23	2,235	2,583
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/24	1,500	1,717
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/25	1,600	1,826
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/26	1,100	1,249
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/27	1,165	1,317
Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/29	9,500	11,043
Massachusetts Development Finance Agency Revenue (Draper Laboratory)	5.750%	9/1/25	6,765	8,209
Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/30	15,000	16,798
Massachusetts Development Finance Agency Revenue (Simmons College) VRDO	0.230%	5/7/13 LOC	10,000	10,000
Massachusetts Development Finance Agency Revenue (UMASS Memorial Medical Center)	5.125%	7/1/26	2,690	3,012
Massachusetts Development Finance Agency Revenue
(Wentworth Institute of Technology) VRDO	0.230%	5/7/13 LOC	1,535	1,535
Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22	3,500	4,127
Massachusetts GO	5.000%	11/1/13	8,000	8,194
Massachusetts GO	5.500%	11/1/13 (3)	8,905	9,144
1 Massachusetts GO	0.600%	9/1/14	14,545	14,575
Massachusetts GO	5.500%	11/1/14 (14)	3,000	3,237
Massachusetts GO	5.500%	12/1/14 (4)	1,000	1,083
Massachusetts GO	5.000%	1/1/15	1,500	1,618
1 Massachusetts GO	0.620%	2/1/15	7,500	7,499
Massachusetts GO	5.000%	8/1/15	11,745	12,987
Massachusetts GO	5.250%	8/1/15	5,000	5,557
Massachusetts GO	5.000%	9/1/15	14,360	15,932
1 Massachusetts GO	0.510%	2/1/16	40,060	40,108
Massachusetts GO	5.250%	8/1/16	5,615	6,484
1 Massachusetts GO	0.740%	9/1/16	2,000	2,000

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts GO	5.000%	9/1/16	7,710	8,866
Massachusetts GO	5.500%	11/1/16 (ETM)	24,500	28,733
Massachusetts GO	5.500%	11/1/16 (ETM)	73,000	85,611
Massachusetts GO	5.500%	11/1/16 (ETM)	50,000	58,638
Massachusetts GO	5.000%	8/1/17	24,060	28,483
Massachusetts GO	5.500%	11/1/17	10,000	12,153
Massachusetts GO	5.500%	11/1/17 (14)	20,100	24,427
Massachusetts GO	5.500%	11/1/17 (4)	7,000	8,507
Massachusetts GO	5.500%	8/1/18 (14)	5,000	6,179
Massachusetts GO	5.500%	10/1/18	9,500	11,795
Massachusetts GO	5.500%	10/1/20 (14)	11,065	14,332
Massachusetts GO	5.250%	8/1/21 (2)	4,445	5,718
Massachusetts GO	5.250%	8/1/21	20,870	26,845
Massachusetts GO	5.000%	4/1/27	28,000	33,573
Massachusetts GO	5.000%	4/1/29	26,675	31,586
Massachusetts GO VRDO	0.210%	5/1/13	3,800	3,800
Massachusetts Health & Educational Facilities Authority Revenue (Boston College)	5.500%	6/1/30	5,000	6,567
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.000%	7/1/28	18,000	19,108
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.375%	7/1/23	3,380	3,949
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.375%	7/1/24	5,500	6,396
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.375%	7/1/25	3,500	4,051
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	2,263
2 Massachusetts Health & Educational Facilities Authority Revenue (Harvard University) TOB VRDO	0.190%	5/1/13	10,700	10,700
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/20	3,740	4,548
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,705
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,328
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,314
2 Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare System) TOB VRDO	0.240%	5/7/13	6,000	6,000
Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare System) VRDO	0.240%	5/7/13	24,315	24,315
Massachusetts Health & Educational Facilities Authority Revenue (Stonehill College) VRDO	0.170%	5/1/13 LOC	4,010	4,010
Massachusetts Health & Educational Facilities Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,869
Massachusetts Health & Educational Facilities Authority Revenue
(University of Massachusetts Memorial Health Care Inc.)	5.250%	7/1/25	6,815	7,296
Massachusetts Port Authority Revenue	5.000%	7/1/25	1,230	1,507
Massachusetts Port Authority Revenue	5.000%	7/1/31	3,680	4,318
Massachusetts Port Authority Revenue	5.000%	7/1/32	2,750	3,214
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/13 (4)	5,000	5,071
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (4)	10,000	11,065
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	41,095	45,438
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	6,800	7,519
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,015	3,334
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,880	4,290
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	4,815	5,324
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	23,255	25,713
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/18	20,000	24,220
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/22	14,540	18,569
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/23	20,000	25,219
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/24	40,660	50,873
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27	5,000	6,083
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/28	32,750	39,590
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	1,105	1,201
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/14 (Prere.)	8,685	8,970
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/19 (14)	5,125	6,098
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/21 (14)	6,875	8,369
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26 (3)	29,860	38,005
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/28 (14)	11,075	14,068
Massachusetts Special Obligation Revenue	5.000%	12/15/14	15,805	17,004
Massachusetts Special Obligation Revenue	5.000%	6/15/15	10,000	10,969
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/18	10,635	12,858
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/19	11,460	14,181
Massachusetts Water Pollution Abatement Trust Revenue	5.125%	8/1/14	140	141
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	2/1/21	5,955	7,643
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19 (ETM)	37,515	44,142
Massachusetts Water Resources Authority Revenue	5.000%	8/1/19	21,580	26,574
Massachusetts Water Resources Authority Revenue	5.500%	8/1/22 (4)	3,300	4,353
Massachusetts Water Resources Authority Revenue	5.000%	8/1/23	10,980	14,118
Massachusetts Water Resources Authority Revenue	5.000%	8/1/28	2,350	2,819
Massachusetts Water Resources Authority Revenue	5.000%	8/1/30	3,500	4,152
Massachusetts Water Resources Authority Revenue	5.000%	8/1/30	5,000	5,931

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31	2,000	2,364
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31	5,000	5,910
2 Massachusetts Water Resources Authority Revenue TOB VRDO	0.520%	5/7/13 LOC	38,365	38,365
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/26	3,000	3,527
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/27	3,440	4,003
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/28	5,100	5,906
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/29	11,580	13,346
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/30	11,000	12,626
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/31	11,575	13,259
University of Massachusetts Building Authority Revenue	5.000%	11/1/19 (2)	25,625	28,465
				1,514,616
Michigan (2.6%)
Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,159
Birmingham MI City School District GO	4.000%	5/1/25	1,465	1,675
Detroit MI GO	5.000%	4/1/14 (12)	9,780	9,968
Detroit MI GO	5.000%	4/1/15 (12)	7,970	8,263
Detroit MI GO	5.000%	4/1/16 (12)	3,440	3,556
Detroit MI GO	5.000%	4/1/17 (12)	3,580	3,647
Detroit MI Sewer System Revenue	5.000%	7/1/13 (Prere.)	15,665	15,790
Detroit MI Sewer System Revenue	5.125%	7/1/15 (Prere.)	12,000	13,191
Detroit MI Sewer System Revenue	0.000%	7/1/16 (14)	7,500	6,968
Detroit MI Sewer System Revenue	5.250%	7/1/22 (14)	5,735	6,322
Detroit MI Sewer System Revenue	7.000%	7/1/27 (4)	10,300	12,637
Detroit MI Water Supply System Revenue	5.000%	7/1/19 (14)	5,000	5,431
Detroit MI Water Supply System Revenue	5.000%	7/1/20 (14)	7,665	8,307
Detroit MI Water Supply System Revenue	5.000%	7/1/20 (4)	8,535	9,112
Detroit MI Water Supply System Revenue	5.000%	7/1/22 (14)	4,000	4,295
Detroit MI Water Supply System Revenue	5.000%	7/1/23 (14)	4,000	4,288
Detroit MI Water Supply System Revenue	5.000%	7/1/24 (4)	26,825	28,116
Detroit MI Water Supply System Revenue	5.000%	7/1/25 (4)	4,000	4,173
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/19 (4)	1,300	1,488
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/20 (4)	1,500	1,730
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/21 (4)	1,100	1,273
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/22 (4)	1,000	1,160
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.000%	6/1/17	2,420	2,735
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Methodist Hospital)	5.000%	5/15/30	18,370	19,791
Kent Hospital MI Finance Authority Revenue (Spectrum Health) PUT	5.250%	1/15/14	10,000	10,353
Kent Hospital MI Finance Authority Revenue (Spectrum Health) PUT	5.500%	1/15/15	11,500	12,487
Michigan Building Authority Revenue	5.250%	10/15/13 (4)	12,000	12,278
Michigan Building Authority Revenue	5.250%	10/15/14 (4)	15,000	15,346
Michigan Building Authority Revenue	5.250%	10/15/15 (4)	22,445	22,958
Michigan Building Authority Revenue	5.250%	10/15/16 (4)	9,000	9,204
Michigan Building Authority Revenue	5.000%	10/15/18	12,575	14,963
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	9,982
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,982
Michigan Building Authority Revenue	5.000%	10/15/24	3,000	3,579
Michigan Building Authority Revenue	5.000%	10/15/25	5,920	7,016
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/23	830	983
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/24	425	500
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/25	1,190	1,382
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/26	400	462
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/32	1,500	1,773
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/17	65,000	76,731
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	61,220
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/19	39,000	48,364
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/22	8,500	9,620
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/23	7,500	7,901
Michigan GO	5.500%	12/1/13	6,125	6,315
Michigan GO	5.000%	5/1/17	33,880	39,621
Michigan GO	5.250%	9/15/25 (4)	10,810	12,651
Michigan GO	5.250%	9/15/26 (4)	12,805	14,985
Michigan Higher Education Facilities Authority Revenue (Albion College Project) VRDO	0.210%	5/7/13 LOC	3,130	3,130
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.625%	6/30/14	30,200	30,996
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	3/15/17	45,000	45,984
Michigan Hospital Finance Authority Revenue (Genesys Regional Medical Center Obligated Group)	5.375%	10/1/13 (ETM)	2,050	2,059
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/24	5,000	5,762
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.625%	11/15/29	15,775	18,208
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/27	2,000	2,312
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/28	2,600	2,986
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.125%	6/1/19	2,500	2,848
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.625%	6/1/24	5,000	5,794

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.000%	6/1/29	4,000	4,682
Michigan Hospital Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/26 (14)	13,015	13,860
Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	12/1/27	8,000	9,283
Michigan Hospital Finance Authority Revenue (Trinity Health) PUT	6.000%	12/1/17	3,950	4,824
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	4,000	4,904
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	9,350	9,610
Monroe County MI Economic Development Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	36,629
Oakland County MI Economic Development Corp. Revenue
(Cranbrook Educational Community Project) VRDO	0.220%	5/7/13 LOC	7,480	7,480
Oakland University of Michigan Revenue VRDO	0.240%	5/7/13 LOC	8,340	8,340
Plymouth-Canton MI Community School District GO	5.000%	5/1/20	1,020	1,247
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	5.500%	8/1/19	20,000	23,995
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	6.375%	8/1/29	25,000	29,903
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	8.000%	9/1/29	13,900	17,617
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,529
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,678
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,733
University of Michigan University Revenue	5.000%	4/1/17	30,000	35,106
1 University of Michigan University Revenue PUT	0.420%	4/1/15	25,000	25,001
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	5,000	5,699
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	6,571
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,843
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	4,463
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	7,447
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	7,242
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,862
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport) VRDO	0.230%	5/7/13 LOC	40,000	40,000
				1,030,358
Minnesota (1.1%)
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/17	1,785	2,103
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/18	2,190	2,590
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20	1,585	1,863
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20	1,805	2,121
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/21	2,205	2,580
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/21	3,925	4,593
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/22	2,425	2,820
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.250%	11/15/29	7,000	7,924
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.000%	11/15/18	15,000	17,020
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.625%	11/15/28	15,500	19,002
Minneapolis-St. Paul Metropolitan Area Minnesota Metropolitan Council GO	5.000%	9/1/15	2,950	3,271
Minneapolis-St. Paul Metropolitan Area Minnesota Metropolitan Council GO	5.000%	9/1/15	4,805	5,328
Minnesota COP	5.000%	6/1/16 (Prere.)	1,945	2,213
Minnesota COP	5.000%	6/1/16 (Prere.)	1,790	2,036
Minnesota COP	5.000%	6/1/16 (Prere.)	2,140	2,434
Minnesota COP	5.000%	6/1/17	7,745	8,727
Minnesota COP	5.000%	6/1/18	7,135	8,047
Minnesota COP	5.000%	6/1/19	8,540	9,632
Minnesota General Fund Revenue	5.000%	3/1/24	7,500	9,329
Minnesota General Fund Revenue	5.000%	3/1/25	6,000	7,393
Minnesota GO	5.000%	8/1/13 (ETM)	5,780	5,850
Minnesota GO	5.000%	10/1/13	3,335	3,402
Minnesota GO	5.000%	10/1/13 (ETM)	2,110	2,152
Minnesota GO	5.000%	11/1/13 (ETM)	10,655	10,912
Minnesota GO	5.000%	11/1/13	17,615	18,043
Minnesota GO	5.000%	11/1/13	3,600	3,687
Minnesota GO	5.000%	11/1/13 (ETM)	15,900	16,283
Minnesota GO	5.000%	12/1/13 (ETM)	10,610	10,908
Minnesota GO	5.000%	11/1/14	19,275	20,647
Minnesota GO	4.000%	12/1/14	3,730	3,951
Minnesota GO	5.000%	12/1/14	8,150	8,762
Minnesota GO	5.000%	11/1/15	19,775	22,059
Minnesota GO	5.000%	12/1/15	8,150	9,120
Minnesota GO	5.000%	12/1/16	5,145	5,967

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota GO	5.000%	8/1/17	1,000	1,184
Minnesota GO	5.000%	8/1/18	2,275	2,765
Minnesota GO	5.000%	10/1/24	10,000	12,456
Minnesota GO	5.000%	8/1/28	15,085	18,422
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/16	1,120	1,264
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/18	4,305	5,020
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/21	5,000	6,227
Rochester MN Healthcare Facilities Revenue (Mayo Clinic) PUT	4.000%	11/15/18	11,500	13,280
Southern Minnesota Municipal Power Agency Power Supply System Revenue	5.250%	1/1/30	2,000	2,253
St. Cloud MN Health Care Revenue (Centracare Health System)	5.125%	5/1/30	7,000	7,770
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/15	5,675	6,204
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/16	11,775	13,313
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/23	21,700	24,440
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.625%	7/1/26	6,000	6,746
University of Minnesota Revenue	5.000%	12/1/14	9,840	10,579
University of Minnesota Revenue	5.000%	12/1/15	16,235	18,168
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,409
University of Minnesota Revenue	5.000%	4/1/22	500	600
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,964
University of Minnesota Revenue	5.000%	8/1/23	2,500	3,084
University of Minnesota Revenue	5.000%	8/1/24	4,515	5,553
University of Minnesota Revenue	5.250%	12/1/27	5,000	6,131
University of Minnesota Revenue	5.250%	12/1/28	7,045	8,616
University of Minnesota Revenue	5.000%	8/1/29	5,615	6,840
University of Minnesota Revenue	5.250%	12/1/29	3,500	4,264
				451,321
Mississippi (0.2%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.180%	5/1/13	8,500	8,500
Mississippi Development Bank Special Obligation Revenue
(Capital City Convention Center Project)	5.000%	3/1/23	1,000	1,239
Mississippi Development Bank Special Obligation Revenue
(Capital City Convention Center Project)	5.000%	3/1/24	1,625	1,991
3 Mississippi Development Bank Special Obligation Revenue (Harrison County Highway Project)	5.000%	1/1/24	2,500	3,098
3 Mississippi Development Bank Special Obligation Revenue (Madison County Highway Project)	5.000%	1/1/24	2,500	3,098
Mississippi GO	5.500%	12/1/16	3,435	4,030
Mississippi GO	5.000%	12/1/17 (Prere.)	16,890	20,111
Mississippi GO	5.000%	12/1/20	10,000	11,769
Mississippi GO	5.000%	10/1/30	12,035	14,206
Mississippi GO	5.000%	10/1/31	11,735	13,804
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/17	2,500	2,920
				84,766
Missouri (0.6%)
3 Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/26	1,000	1,162
3 Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/27	1,850	2,132
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/19	18,000	22,338
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/26	1,830	2,209
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/27	1,000	1,199
Kansas City MO Airport Revenue	5.000%	9/1/13	11,550	11,725
Kansas City MO Airport Revenue	5.000%	9/1/14	10,000	10,587
Kansas City MO Special Obligation Revenue	0.000%	2/1/18	3,000	2,694
Kansas City MO Special Obligation Revenue	0.000%	2/1/19	7,615	6,566
Missouri Board of Public Buildings Special Obligation Revenue	5.000%	10/15/13 (Prere.)	11,895	12,156
Missouri Board of Public Buildings Special Obligation Revenue	5.000%	10/15/27	1,380	1,406
Missouri Development Finance Board Cultural Facilities Revenue
(Nelson Gallery Foundation) VRDO	0.180%	5/1/13	5,450	5,450
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	4.750%	6/1/25	3,230	3,324
Missouri Environmental Improvement & Energy Resources Authority Water Pollution
Control Revenue (State Revolving Fund Program)	5.500%	7/1/13	2,465	2,487
Missouri Environmental Improvement & Energy Resources Authority Water Pollution
Control Revenue (State Revolving Fund Program)	5.000%	7/1/18	3,305	4,005
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/26	2,045	2,377
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/28	1,000	1,145
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/21	2,845	3,330
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/22	3,490	4,024
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/23	3,690	4,209

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/24	3,320	3,778
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/19	2,420	2,917
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/22	5,270	6,281
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.000%	11/15/20	3,975	4,767
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.250%	11/15/25	8,000	9,243
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.000%	11/15/30	5,000	5,556
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.250%	5/15/29	19,230	21,114
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/30	15,000	18,021
2 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.180%	5/1/13	8,910	8,910
2 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.240%	5/7/13	11,300	11,300
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/19	1,825	2,241
Missouri Highways & Transportation Commission Road Revenue	5.000%	2/1/23	10,000	12,968
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	1/1/24 (2)	12,225	13,784
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	1/1/26 (2)	15,730	17,688
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	6.125%	7/1/24	6,000	7,214
				250,307
Nebraska (0.2%)
Douglas County NE School District No. 1 GO	5.000%	6/15/16	2,000	2,272
Douglas County NE School District No. 1 GO	4.000%	6/15/18	2,530	2,913
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/21	1,000	1,113
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/22	860	938
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	5.000%	11/1/24	1,320	1,508
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	5.000%	11/1/25	1,000	1,131
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	5.000%	11/1/32	5,000	5,513
Lincoln NE Electric System Revenue	5.000%	9/1/25	3,000	3,709
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/26	3,065	3,654
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/29	2,125	2,483
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31	2,500	2,897
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/32	2,850	3,284
Nebraska Educational Finance Authority Revenue (Creighton University) VRDO	0.180%	5/1/13 LOC	6,700	6,700
Nebraska Public Power District Revenue	4.000%	1/1/15	1,000	1,060
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,119
Nebraska Public Power District Revenue	5.000%	1/1/24	8,000	9,246
University of Nebraska Student Fee Revenue	5.000%	7/1/20	1,280	1,583
University of Nebraska Student Fee Revenue	4.000%	7/1/22	1,385	1,625
University of Nebraska Student Fee Revenue	5.000%	7/1/22	4,000	5,081
University of Nebraska Student Fee Revenue	5.000%	7/1/24	1,645	2,026
				59,855
Nevada (0.8%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/21	2,330	2,719
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/27	3,500	3,929
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	2,000	2,362
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	16,724
Clark County NV GO	5.000%	7/1/33	17,915	20,675
Clark County NV Industrial Development Revenue (Southwest Gas Corp. Project) VRDO	0.240%	5/7/13 LOC	19,600	19,600
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/15	6,525	7,116
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/16	5,575	6,272
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/30	15,000	16,907
Clark County NV School District GO	5.000%	6/15/14	6,320	6,657
Clark County NV School District GO	5.000%	6/15/20	14,335	16,634
Clark County NV School District GO	5.000%	6/15/21	8,980	10,387
Clark County NV School District GO	5.000%	6/15/22	14,655	16,891
Clark County NV School District GO	5.000%	6/15/23	16,360	18,796
Clark County NV School District GO	5.000%	6/15/24 (4)	5,000	5,813
Clark County NV School District GO	5.000%	6/15/25	12,445	14,252
Clark County NV School District GO	5.000%	6/15/26	29,900	34,241
Clark County NV Water Reclamation District GO	5.375%	7/1/27	2,985	3,518
2 Clark County NV Water Reclamation District GO TOB VRDO	0.240%	5/7/13	6,000	6,000
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.625%	7/1/24	5,000	5,238
Las Vegas Valley Water District Nevada GO	5.000%	6/1/13 (14)	11,165	11,211
Las Vegas Valley Water District Nevada GO	5.000%	6/1/17	5,000	5,815
Las Vegas Valley Water District Nevada GO	5.000%	6/1/18	7,370	8,785

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21 (3)	16,075	17,541
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26 (14)	15,280	16,547
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27	10,460	12,446
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,500	5,242
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	5,395	6,229
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,000	2,309
Nevada GO	5.000%	12/1/14 (4)	8,435	9,067
Reno NV Hospital Revenue (Washoe Medical Center Project)	5.500%	6/1/28 (2)	1,750	1,900
				331,823
New Hampshire (0.1%)
New Hampshire GO	5.000%	2/15/18	1,010	1,203
New Hampshire GO	5.000%	2/15/19	1,010	1,229
New Hampshire GO	5.000%	8/15/19	1,500	1,844
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/25	2,140	2,482
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/26	1,070	1,235
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/27	1,185	1,360
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/27	1,500	1,678
New Hampshire Health & Education Facilities Authority Revenue
(University System of New Hampshire)	5.500%	7/1/20	10,000	12,282
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	6.000%	1/1/31	10,000	11,545
				34,858
New Jersey (5.4%)
Essex County NJ BAN	1.500%	9/26/13	21,560	21,676
Essex County NJ Improvement Authority Revenue	5.250%	12/15/18 (2)	1,000	1,223
Essex County NJ Improvement Authority Revenue	5.500%	10/1/23 (14)	10,000	12,960
Essex County NJ Improvement Authority Revenue	5.250%	12/15/23 (2)	3,635	4,579
Essex County NJ Improvement Authority Revenue	5.250%	12/15/24 (2)	3,720	4,755
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/23	1,235	1,562
Jersey City NJ GO	5.000%	3/1/16	1,390	1,544
Jersey City NJ GO	5.000%	3/1/17	1,440	1,640
Jersey City NJ GO	5.000%	3/1/18	1,490	1,734
Jersey City NJ GO	5.000%	3/1/20	1,610	1,917
Jersey City NJ GO	5.000%	3/1/21	1,200	1,437
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	12/1/18	2,000	2,338
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	12/1/19	1,895	2,246
New Jersey Building Authority Revenue	5.000%	12/15/18	5,610	6,704
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	4,121
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,688
New Jersey COP	5.000%	6/15/17	4,840	5,573
New Jersey COP	5.000%	6/15/18	12,915	15,193
New Jersey COP	5.250%	6/15/28	4,675	5,271
New Jersey COP	5.250%	6/15/29	1,000	1,122
New Jersey Economic Development Authority Revenue (Bayonne/IMTT Project) VRDO	0.200%	5/1/13 LOC	4,100	4,100
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.500%	6/15/14 (Prere.)	1,100	1,164
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	1,055	1,120
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/23	14,000	16,567
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/24	7,500	8,767
New Jersey Economic Development Authority Revenue (Cooper Health System Project) VRDO	0.200%	5/7/13 LOC	2,100	2,100
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/13 (ETM)	8,580	8,715
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/13	3,735	3,795
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	12,475	12,674
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	4,800	4,877
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/14	10,400	11,046
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/14	4,000	4,301
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	4,100	4,602
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16	38,385	44,320
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/17	4,000	4,689
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/17	38,000	44,901
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/18	62,500	75,256
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/19 (3)	4,285	5,320
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/19	38,410	46,767
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	7,975	10,002
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (4)	5,000	6,271
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/23	2,020	2,466
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	10,389
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	81,630	104,496
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/24	2,000	2,422
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,205
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	15,000	19,412
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25	2,985	3,582

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/25	17,000	20,339
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	23,610
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27	4,205	4,951
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	8,000	10,477
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	5,515	6,456
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/29	10,500	12,036
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/29	5,000	5,785
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/32	1,005	1,149
New Jersey Economic Development Authority Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (Prere.)	40,455	42,988
2 New Jersey Economic Development Authority Revenue
(School Facilities Construction) TOB VRDO	0.340%	5/7/13 (12)	6,975	6,975
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/18	2,000	2,279
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.250%	6/1/19	2,000	2,337
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.250%	6/1/20	2,000	2,366
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.375%	6/1/25	5,000	5,713
New Jersey Economic Development Authority Revenue
(Trustees of the Lawrenceville School Project) VRDO	0.170%	5/1/13	5,000	5,000
New Jersey Economic Development Authority Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit System Project)	5.000%	5/1/13	7,215	7,216
New Jersey Educational Facilities Authority Revenue (Kean University)	5.250%	9/1/29	25,170	28,931
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/16	4,700	5,387
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/27	2,965	3,651
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.125%	12/1/23	6,000	7,683
New Jersey Environmental Infrastructure Trust Revenue	4.000%	9/1/15	11,435	12,391
New Jersey Equipment Lease Purchase COP	5.250%	6/15/20	6,180	7,448
New Jersey Equipment Lease Purchase COP	5.250%	6/15/21	5,820	6,960
New Jersey Equipment Lease Purchase COP	5.375%	6/15/29	11,000	12,425
New Jersey GO	5.250%	7/1/14 (4)	25,000	26,465
New Jersey GO	5.250%	7/15/15 (2)	8,500	9,405
New Jersey GO	5.250%	7/1/16 (14)	1,500	1,722
New Jersey GO	5.000%	8/1/16	5,190	5,936
New Jersey GO	5.000%	8/1/17	9,035	10,637
New Jersey GO	5.250%	7/15/19 (2)	5,000	6,215
New Jersey GO	5.000%	8/15/20	30,000	37,166
New Jersey Health Care Facilities Financing Authority Department of Human Services Revenue	5.000%	9/15/33	5,000	5,741
New Jersey Health Care Facilities Financing Authority Department of Human Services Revenue
(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/28	13,835	16,299
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/16	8,420	9,395
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17	8,875	10,139
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	5,000	5,829
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/19	2,610	3,031
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/20	2,120	2,483
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/22	1,500	1,696
New Jersey Health Care Facilities Financing Authority Revenue (Holy Name Hospital)	5.000%	7/1/18	1,925	2,121
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Asset Transformation Program)	5.500%	10/1/23	12,860	15,370
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Capital Asset Pooled Program) VRDO	0.220%	5/7/13 LOC	13,700	13,700
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/20	3,000	3,638
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/21	2,000	2,438
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/22	2,000	2,439
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/26	1,000	1,155
New Jersey Health Care Facilities Financing Authority Revenue
(St. Barnabas Health Care System)	5.000%	7/1/29	3,375	3,543
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	22,786
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.500%	12/1/20	6,430	7,303
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/17 (ETM)	100	118
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/17	9,900	11,432
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/18 (Prere.)	20	24
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/24	2,035	2,310

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Corp. COP	5.500%	9/15/13 (2)	1,410	1,438
New Jersey Transportation Corp. COP	5.250%	9/15/15 (2)	10,000	11,027
New Jersey Transportation Corp. COP	5.250%	9/15/15 (4)	3,800	4,189
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	5,335	5,914
New Jersey Transportation Corp. COP	5.500%	9/15/15 (4)	7,270	8,056
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	6,500	7,164
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/14 (Prere.)	11,900	12,563
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/15 (Prere.)	17,680	19,510
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/15 (2)	1,750	1,977
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/17	1,250	1,488
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	15,000	17,650
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18	15,000	18,007
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	1,040	1,281
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	5,000	6,159
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19 (14)	25,000	30,867
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/20	7,000	8,789
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	27,915	34,607
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	9,000	11,179
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20 (3)	34,200	42,949
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21	11,000	13,677
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	9,620	12,150
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,754
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	25,000	31,486
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	30,900	38,773
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	2,500	3,137
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	22,000	28,078
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/24 (14)	25,000	32,698
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	20,000	24,884
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	1,000	626
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	74,680	46,785
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	19,000	11,271
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	98,285	55,310
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/28	14,620	16,989
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.125%	6/15/28	3,500	4,099
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28	10,000	5,345
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/29	12,500	14,428
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/29	15,325	7,792
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/30	14,800	7,126
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32	15,000	6,446
2 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.210%	5/7/13	6,600	6,600
2 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.220%	5/7/13 (4)	15,790	15,790
2 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.450%	5/7/13 LOC	32,945	32,945
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	14,440	17,159
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	19,705	23,193
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	4,500	5,241
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,500	17,403
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	13,200	15,583
New Jersey Turnpike Authority Revenue	5.000%	1/1/28	24,800	29,117
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	37,960	43,254
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	23,540	26,743
Newark NJ GO	5.000%	10/1/19	3,505	4,172
Newark NJ GO	5.000%	10/1/20	2,455	2,957
Rutgers State University New Jersey Revenue	6.400%	5/1/13	905	905
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/16	7,590	8,551
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23	2,430	2,948
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/24	2,800	3,343
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/13	14,945	14,996
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/15	11,425	12,292
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/16	14,585	16,151
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/17	15,925	18,045
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/18	16,975	19,134
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/19	30,595	34,230
Tobacco Settlement Financing Corp. New Jersey Revenue	4.500%	6/1/23	50,562	50,479
Tobacco Settlement Financing Corp. New Jersey Revenue	4.625%	6/1/26	33,410	32,406
University of Medicine & Dentistry New Jersey Revenue	5.500%	12/1/23 (2)	7,330	7,357
University of Medicine & Dentistry New Jersey Revenue	5.500%	12/1/27 (2)	10,100	10,136
West Deptford Township NJ GO	5.000%	7/1/24 (4)	1,210	1,387
West Deptford Township NJ GO	5.000%	7/1/25 (4)	1,260	1,439
West Deptford Township NJ GO	5.000%	7/1/26 (4)	1,000	1,139
				2,137,461

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Mexico (0.3%)
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/18	16,440	18,962
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/19	5,990	6,994
New Mexico Educational Assistance Foundation Revenue	5.000%	12/1/19	1,500	1,852
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/20	1,500	1,764
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/13 (2)	12,395	12,469
New Mexico Finance Authority Transportation Revenue	5.250%	6/15/14 (Prere.)	30,525	32,226
New Mexico Finance Authority Transportation Revenue	5.250%	6/15/14 (Prere.)	18,000	19,003
New Mexico Finance Authority Transportation Revenue	5.000%	12/15/16	7,260	8,385
				101,655
New York (14.7%)
Amherst NY Development Corp. Student Housing Facility Revenue	3.500%	10/1/19	1,185	1,292
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/21	2,575	2,851
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/22	2,680	2,933
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.000%	7/15/30	6,735	8,029
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/14 (Prere.)	7,000	7,384
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/14 (Prere.)	3,750	3,956
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/14 (Prere.)	3,000	3,165
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15	1,000	1,091
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15	1,500	1,637
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/19	4,570	5,549
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/26	6,775	8,072
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/27	8,560	10,124
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/29	6,315	7,383
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/31	2,500	2,900
Freeport NY GO	5.000%	1/15/17	1,575	1,780
Freeport NY GO	5.000%	1/15/18	1,685	1,948
Freeport NY GO	5.000%	1/15/19	1,920	2,255
Freeport NY GO	5.000%	1/15/20	2,070	2,473
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/18 (14)	1,335	1,525
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/18 (14)	2,900	3,313
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/20 (14)	10,000	11,236
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/21 (14)	10,000	11,292
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/21 (14)	33,615	37,959
Long Island NY Power Authority Electric System Revenue	5.000%	4/1/23	5,800	6,727
Long Island NY Power Authority Electric System Revenue	5.750%	4/1/25	20,000	24,451
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/27	10,000	11,615
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29	10,000	11,451
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/16	4,630	5,205
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/20	3,500	4,217
2 Monroe County NY Industrial Development Corp. Mortgage Revenue
(Unity Hospital Rochester Project) TOB VRDO	0.260%	5/7/13	5,000	5,000
Nassau County NY GO	4.000%	10/1/22	8,755	9,621
Nassau County NY GO	4.000%	10/1/23	5,245	5,712
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/21	2,605	3,067
New York City NY GO	5.000%	8/1/13	2,370	2,399
New York City NY GO	5.250%	8/1/13 (ETM)	2,535	2,567
New York City NY GO	5.250%	8/1/13	14,980	15,172
New York City NY GO	5.750%	8/1/13	10	10
New York City NY GO	5.000%	8/1/14	6,500	6,884
New York City NY GO	5.000%	8/1/14	2,505	2,653
New York City NY GO	5.000%	8/1/14	2,500	2,648
New York City NY GO	5.250%	9/1/14	3,560	3,796
New York City NY GO	5.000%	11/1/14 (Prere.)	2,400	2,568
New York City NY GO	5.000%	4/1/15 (4)	4,760	5,186
New York City NY GO	5.000%	6/1/15 (Prere.)	4,235	4,643
New York City NY GO	5.750%	8/1/15 (2)	1,135	1,140
New York City NY GO	5.000%	8/1/16	5,000	5,699

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/17	7,610	8,944
New York City NY GO	5.000%	3/1/18	1,990	2,367
New York City NY GO	5.000%	8/1/18	6,000	7,215
New York City NY GO	5.000%	6/1/19	8,675	10,590
New York City NY GO	5.000%	8/1/19	4,500	5,513
New York City NY GO	5.000%	8/1/19	5,000	6,126
New York City NY GO	5.000%	8/1/19	3,100	3,798
New York City NY GO	5.000%	8/1/19	15,000	18,377
New York City NY GO	5.000%	8/1/19	12,130	14,202
New York City NY GO	5.000%	8/1/20	32,355	39,162
New York City NY GO	5.000%	8/1/20	9,010	10,533
New York City NY GO	5.000%	8/1/20	10,000	11,690
New York City NY GO	5.250%	9/1/20	4,565	5,519
New York City NY GO	5.000%	10/1/20	1,445	1,697
New York City NY GO	5.000%	2/1/21	12,300	14,148
New York City NY GO	5.250%	3/1/21	4,255	5,162
New York City NY GO	5.000%	8/1/21	59,135	71,419
New York City NY GO	5.000%	8/1/21	14,000	15,623
New York City NY GO	5.000%	8/1/21	23,065	26,184
New York City NY GO	5.000%	8/1/21	15,750	19,579
New York City NY GO	5.000%	8/1/21	9,600	11,209
New York City NY GO	5.250%	9/1/21	20,000	24,122
New York City NY GO	5.000%	10/1/21	7,545	9,499
New York City NY GO	5.000%	1/1/22	15,000	17,185
New York City NY GO	5.000%	8/1/22	18,475	22,695
New York City NY GO	5.000%	8/1/22	32,000	38,562
New York City NY GO	5.000%	8/1/22	6,020	7,395
New York City NY GO	5.000%	8/1/22	7,050	8,219
New York City NY GO	5.000%	8/1/22	7,415	9,381
New York City NY GO	5.000%	8/1/22	13,490	17,068
New York City NY GO	5.000%	8/1/22	6,400	8,097
New York City NY GO	5.250%	8/15/22	25,250	30,361
New York City NY GO	5.000%	10/1/22	9,070	11,496
New York City NY GO	5.000%	8/1/23	2,000	2,397
New York City NY GO	5.000%	8/1/23	3,690	4,637
New York City NY GO	5.000%	8/1/23	7,740	9,727
New York City NY GO	5.000%	8/1/23	11,000	13,755
New York City NY GO	5.250%	8/15/23	21,820	26,101
New York City NY GO	5.000%	10/1/23	4,430	5,551
New York City NY GO	5.000%	11/1/23	5,600	5,981
New York City NY GO	5.000%	4/1/24	17,335	21,345
New York City NY GO	5.000%	8/1/24	8,085	9,714
New York City NY GO	5.000%	8/1/24	5,310	6,444
New York City NY GO	5.000%	8/1/24	4,000	4,948
New York City NY GO	5.250%	8/15/24	25,945	30,962
New York City NY GO	5.000%	10/1/24	5,000	6,082
New York City NY GO	5.000%	10/1/24	4,500	5,578
New York City NY GO	5.000%	6/1/25	910	994
New York City NY GO	5.000%	8/1/25	3,300	3,997
New York City NY GO	5.000%	8/1/25	5,000	6,110
New York City NY GO	5.000%	10/1/25	10,985	13,455
New York City NY GO	5.000%	4/1/26	3,590	4,230
New York City NY GO	5.000%	8/1/26	1,455	1,724
New York City NY GO	5.000%	8/1/26	5,000	6,055
New York City NY GO	5.000%	10/1/26	23,890	28,992
New York City NY GO	5.000%	10/1/27	15,000	18,126
New York City NY GO	5.000%	8/1/28	17,000	19,957
New York City NY GO	5.000%	5/15/29	7,900	9,406
New York City NY GO	5.000%	8/1/29	17,500	20,473
New York City NY GO	5.000%	8/1/30	23,000	26,778
New York City NY GO	5.000%	10/1/30	18,425	21,506
New York City NY GO	5.450%	4/1/31	6,560	7,828
New York City NY GO	5.000%	5/15/31	5,000	5,856
New York City NY GO	5.000%	10/1/31	34,050	39,606
New York City NY GO	5.000%	8/1/32	8,280	9,796
New York City NY GO	5.000%	8/1/32	1,475	1,708
New York City NY GO	5.000%	3/1/33	15,215	17,846
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/18	1,500	1,764
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	19,200	21,681
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	31,043
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	41,982

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	5,235
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	3,580	4,166
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	48,784
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/30	10,000	11,610
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	30,000	35,255
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	28,450
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	10,522
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	17,359
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	6,417
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	50,000	58,674
2 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.180%	5/1/13	12,030	12,030
2 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.180%	5/1/13	11,795	11,795
2 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.210%	5/7/13	1,300	1,300
2 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.230%	5/7/13	12,300	12,300
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/26 (14)	9,500	10,084
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/14	3,525	3,645
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/15	2,820	3,045
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/16	2,925	3,282
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/17	5,150	5,944
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/17	6,335	7,430
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/19	3,875	4,686
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/23	4,440	5,294
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/24	7,040	8,351
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/25 (14)	10,170	11,479
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/25	13,090	15,651
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/26 (14)	7,620	8,577
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26	10,520	12,540
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26	8,185	9,757
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/27	4,615	5,458
New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/28	3,465	4,081
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/29	3,550	4,043
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/30	9,500	10,843
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	18,000	20,857
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	6,000	7,054
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	3,950	4,623
2 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.210%	5/7/13	6,440	6,440
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14	6,065	6,493
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/15	6,000	6,616
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	8,000	8,908
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15 (ETM)LOC	80	89
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	920	1,024
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/16 (Prere.)	3,245	3,710
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/16 (Prere.)	2,180	2,493
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/16 (Prere.)	43,710	50,084
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/17 (Prere.)	9,050	10,620
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	8,965	10,650
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	12,000	14,256
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	4,580	5,396
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/18	1,300	1,570
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	20,000	24,319
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	5,000	6,080
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	11,000	13,375
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/19	3,000	3,670
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	9,835	12,166
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	2,535	3,136
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/20	5	6
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	2,480	3,111
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/21	7,740	9,657
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/21	7,390	8,372
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	30,000	36,610
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	16,030	20,218
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/22	11,090	13,500
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/22	320	362
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/24	6,000	7,289
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	15,550	19,115
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	1,000	1,229
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	8,000	9,834

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/25	4,285	5,168
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	10,000	12,318
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,500	6,720
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,000	6,109
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,000	6,109
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26	10,290	12,332
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26	10,795	12,937
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	2,635	3,202
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	8,620	10,476
	New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/26	8,255	10,131
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	1,435	1,730
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	4,000	4,823
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	25,675	30,351
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	10,000	11,920
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	8,000	9,334
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31	19,000	22,389
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	24,475	28,910
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32	12,700	15,022
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	3,270	3,867
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	16,500	19,448
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/33	17,500	20,634
2	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.180%	5/1/13	18,525	18,525
	New York City NY Trust for Cultural Resources Revenue
	(Lincoln Center for the Performing Arts Inc.)	5.250%	12/1/18	7,600	9,113
	New York City NY Trust for Cultural Resources Revenue (The Juilliard School) PUT	1.350%	8/1/17	10,000	10,280
	New York GO	4.500%	2/1/17	14,125	16,219
	New York GO	4.500%	2/1/18	24,735	29,085
	New York GO	4.500%	2/1/19	10,670	12,772
	New York GO	5.000%	2/1/30	3,000	3,481
	New York GO	5.000%	2/15/30	20,000	23,519
	New York Liberty Development Corp. Revenue	5.000%	11/15/31	6,200	7,093
	New York Metropolitan Transportation Authority Revenue	5.750%	7/1/18	1,975	2,425
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	3,425	4,113
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	2,685	3,095
	New York Metropolitan Transportation Authority Revenue	5.500%	11/15/21 (4)	15,900	20,218
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23 (4)	10,000	11,528
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	6,800	7,813
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	6,550	8,038
	New York Metropolitan Transportation Authority Revenue	4.750%	11/15/24 (14)	9,005	9,951
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,525	2,901
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	6,505	7,888
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	1,000	1,216
	New York Metropolitan Transportation Authority Revenue	4.750%	11/15/25 (14)	9,435	10,338
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	10,000	11,899
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	31,000	37,265
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,330	1,605
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,500	1,785
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	15,000	17,694
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	5,355	6,376
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	2,300	2,750
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	1,500	1,723
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	3,850	4,506
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	16,000	18,845
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	1,695	2,010
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/27	22,625	26,458
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	15,000	17,568
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/28	9,000	10,476
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	13,635	15,858
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/29	20,730	23,948
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	12,735	14,743
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	12,125	13,852
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/30	24,500	28,196
	New York Metropolitan Transportation Authority Revenue	4.750%	11/15/31	8,000	8,920
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	5,500	6,370
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	8,500	9,787
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	5,480	6,296
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	12,705	14,597
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	13,055	14,951
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/34	19,605	22,398
	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	20,300	26,795
2	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.220%	5/7/13 (13)	8,000	8,000

102

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.970%	11/1/17	18,000	18,046
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	1.170%	11/1/19	8,000	8,003
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/22	4,000	5,064
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/23	10,000	12,535
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25	6,125	7,419
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25	10,360	12,549
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26	10,910	13,101
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26	7,245	8,700
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,415	13,600
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,530	13,737
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,391
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28	10,500	12,554
New York Metropolitan Transportation Authority Revenue (Service Contract)	5.500%	7/1/15	17,315	19,185
New York Metropolitan Transportation Authority Revenue (Service Contract)	5.750%	1/1/17 (14)	1,615	1,898
New York Metropolitan Transportation Authority Revenue (Service Contract)	5.750%	1/1/17	7,000	8,228
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/14 (2)	6,910	7,465
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/18	30,750	34,565
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/20	5,000	5,786
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/21	5,000	5,639
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/22	10,255	12,711
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/26	2,500	2,977
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	4.750%	11/15/28 (14)	6,250	6,761
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/28	2,000	2,342
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/13	31,500	32,293
1 New York Metropolitan Transportation Authority Revenue PUT	0.836%	11/1/16	12,500	12,508
1 New York Metropolitan Transportation Authority Revenue PUT	0.976%	11/1/17	9,000	9,007
2 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.250%	5/7/13 (13)	7,000	7,000
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,000	12,349
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,450
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/24	2,000	2,411
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/28	3,925	4,493
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/29	2,125	2,434
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/29	2,320	2,729
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/30	4,330	4,981
New York State Dormitory Authority Revenue (City University System)	5.750%	7/1/13 (14)	3,155	3,184
New York State Dormitory Authority Revenue (City University System)	5.750%	7/1/13 (14)	4,040	4,077
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/19	3,000	3,566
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/21	5,000	6,162
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/22	5,340	6,529
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/25	6,100	7,276
2 New York State Dormitory Authority Revenue (City University System) TOB VRDO	0.210%	5/7/13	10,690	10,690
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/21	19,375	24,887
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/28	1,070	1,243
New York State Dormitory Authority Revenue (Fordham University)	5.125%	7/1/29	1,625	1,890
New York State Dormitory Authority Revenue (Fordham University)	5.200%	7/1/30	1,200	1,397
New York State Dormitory Authority Revenue (Fordham University) PUT	5.000%	7/1/16	18,000	20,265
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26	1,500	1,806
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,000	1,184
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	1,000	1,180
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	7,500	8,279
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	3,200	3,658
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	3,000	3,607
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	5,030	6,048
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20 (ETM)	10	13
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20	13,280	16,308
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/23 (14)	6,415	6,890
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/24 (14)	6,740	7,229
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/25 (4)	2,735	3,206
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	4,121
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,500	3,963
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/21	1,500	1,780
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/23 (14)	4,000	4,509
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/24 (14)	3,300	3,720
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/27 (14)	8,000	8,886
New York State Dormitory Authority Revenue (New York University)	5.750%	7/1/16 (14)	3,500	4,077
New York State Dormitory Authority Revenue (New York University)	6.000%	7/1/19 (14)	1,700	2,178
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/22	3,445	4,181

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/23	2,455	3,069
	New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/29	2,000	2,305
	New York State Dormitory Authority Revenue
	(North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/32	2,475	2,635
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/13	2,135	2,200
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/14	3,250	3,501
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15 (Prere.)	4,745	5,157
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/18	11,515	13,740
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/18	36,270	44,263
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20 (Prere.)	20	25
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/20	33,000	39,179
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	12,060	14,797
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	34,650	41,029
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.500%	3/15/22 (2)	7,000	9,160
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	4,000	4,992
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23	255	276
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23	5,000	5,719
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/24	30,000	37,377
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25	16,820	19,040
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	23,375	28,287
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	10,000	11,288
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	17,630	21,052
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	2,585	3,087
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26	8,500	10,430
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27	30,650	36,312
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	2,875	3,417
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	2,565	2,921
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	5,790	6,692
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	20,000	23,773
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	25,000	29,442
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29	6,810	8,077
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	25,000	29,266
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	1,000	1,192
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	32,000	37,238
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32	7,500	8,733
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33	1,070	1,242
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33	10,135	11,781
2	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.220%	5/7/13	11,950	11,950
2	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.220%	5/7/13	12,800	12,800
	New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.230%	5/7/13	12,900	12,900
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	3,475	4,183
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	3,009
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	10,000	12,005
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20	10,000	12,107
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (4)	1,250	1,546
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	750	915
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	7,000	8,318
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	500	616
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	16,355	19,486
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23 (4)	1,000	1,219
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	1,250	1,514
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	19,435	23,144
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	6,290	7,604
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24 (4)	1,500	1,816
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	1,000	1,209
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	7,595	9,102
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25 (4)	1,000	1,200
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,198
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	750	890
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	4,500	5,277
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27 (4)	400	473
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27	500	591
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28 (4)	200	235
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28	425	500
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/29	500	584
	New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/18	11,570	13,844
	New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/20	6,815	8,197
	New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/21	17,750	21,241
	New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/22	3,050	3,632
	New York State Dormitory Authority Revenue (State University Educational Facilities)	5.250%	5/15/15	1,905	2,028
	New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/20	3,500	4,297

104

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/22	9,200	11,509
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/28	4,000	4,748
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/29	3,000	3,540
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/30	1,000	1,176
2 New York State Dormitory Authority Revenue (Vassar College) TOB VRDO	0.220%	5/7/13	3,815	3,815
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.250%	12/1/15	9,500	9,750
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	5,000	5,008
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	5,000	5,011
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/24	7,240	8,754
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/25	15,950	19,185
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	8/15/17	2,850	3,382
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	8/15/18	3,505	4,267
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/19	11,305	13,974
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/20	10,000	12,604
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/27	14,910	18,013
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/28	11,460	13,750
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/29	17,830	21,335
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/30	26,230	31,088
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/31	3,670	4,329
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	4.000%	5/15/14	1,415	1,472
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/16	3,825	4,361
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/23	3,790	4,694
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/24	3,475	4,269
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/25	6,035	7,351
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/27	3,350	4,041
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/28	6,160	7,380
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/29	5,320	6,356
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/30	1,840	2,178
New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	0.230%	5/7/13 LOC	5,000	5,000
New York State Housing Finance Agency Revenue (Service Contract) VRDO	0.240%	5/7/13 LOC	6,240	6,240
New York State Local Government Assistance Corp. Revenue	5.500%	4/1/17 (4)	5,000	5,691
New York State Local Government Assistance Corp. Revenue	5.500%	4/1/17	1,250	1,423
New York State Local Government Assistance Corp. Revenue	5.000%	4/1/19	6,640	8,150
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.210%	5/7/13	15,000	15,000
New York State Mortgage Agency Revenue (NYHELP’s Education Loan)	5.000%	11/1/22	75	85
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	8,940	10,460
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	8,000	9,317
New York State Thruway Authority Revenue	5.000%	1/1/22 (14)	10,000	11,622
New York State Thruway Authority Revenue	5.000%	1/1/23 (2)	20,000	21,411
New York State Thruway Authority Revenue	5.000%	1/1/24 (2)	14,885	15,914
New York State Thruway Authority Revenue	5.000%	1/1/29	21,195	24,940
New York State Thruway Authority Revenue	5.000%	1/1/31	7,000	8,143
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/14	12,055	12,589
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.250%	4/1/14 (14)	3,515	3,679
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	8,185	9,100
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/17 (14)	5,000	5,542
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	5,995	6,641
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18	13,260	15,844
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/19	6,650	7,733
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	5,650	6,570
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	10,400	12,526
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	9,890	12,104
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	11,395	13,370
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/21	28,535	35,743
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/23	20,945	26,093
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/23	8,515	10,023
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/25	4,500	5,223
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27	7,000	8,036
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27	21,600	25,526

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	15,864
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30	27,175	31,646
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/21	24,890	29,857
New York State Thruway Authority Revenue (Personal Income Tax)	5.250%	3/15/27	7,115	8,288
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/29	7,000	8,303
New York State Thruway Authority Revenue (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/22	22,710	27,386
New York State Urban Development Corp. Revenue	5.000%	12/15/14	3,125	3,366
New York State Urban Development Corp. Revenue	5.000%	1/1/15	19,500	21,005
New York State Urban Development Corp. Revenue	5.000%	12/15/15	4,000	4,481
New York State Urban Development Corp. Revenue	5.000%	1/1/16	22,360	24,980
New York State Urban Development Corp. Revenue	5.250%	1/1/17	12,000	13,889
New York State Urban Development Corp. Revenue	5.250%	1/1/18	36,140	42,948
New York State Urban Development Corp. Revenue	5.250%	1/1/22	7,500	8,898
New York State Urban Development Corp. Revenue	4.375%	3/15/22	9,020	10,383
New York State Urban Development Corp. Revenue	5.000%	12/15/22	2,000	2,399
New York State Urban Development Corp. Revenue	5.000%	12/15/23	2,615	3,130
New York State Urban Development Corp. Revenue	5.000%	1/1/26	7,910	9,159
New York State Urban Development Corp. Revenue (Correctional Capital Facilities)	5.250%	1/1/14 (4)	2,725	2,817
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	24,408
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/19	36,125	44,700
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	45,002
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	12,929
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21	18,310	22,657
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	27,479
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/23	7,180	8,425
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	22,001
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	6,950	8,261
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30	14,910	17,351
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	28,030	33,264
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,583
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	20,000	23,565
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/15	50,000	53,858
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/18	8,000	9,416
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/18	24,275	28,572
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/19	3,625	4,349
New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/19 (4)	7,050	8,297
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/20	8,165	9,932
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/21	11,345	13,625
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/22	5,120	6,081
New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/25	15,000	17,568
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.230%	5/7/13	30,000	30,000
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/17	250	280
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/18	280	318
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/19	350	403
Port Authority of New York & New Jersey Revenue	5.000%	12/1/23	14,930	18,813
Port Authority of New York & New Jersey Revenue	5.000%	12/1/25	16,205	20,049
Port Authority of New York & New Jersey Revenue	5.250%	7/15/30	18,635	22,135
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.500%	12/1/28	25,000	27,588
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/15	15,000	16,432
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/14	3,000	3,228
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/15	3,000	3,368
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/16	3,000	3,357
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/16	2,000	2,308
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	5/15/18 (Prere.)	4,550	5,489
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/25	24,975	28,499
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/26	15,000	18,036
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/28	15,000	17,765
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30	7,415	8,490
Triborough Bridge & Tunnel Authority New York Revenue PUT	5.000%	11/15/14	20,000	21,385
Triborough Bridge & Tunnel Authority New York Revenue PUT	5.000%	11/15/15	20,000	22,176
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	3,500	3,958
United Nations Development Corp. New York Revenue	5.000%	7/1/21	7,200	8,496
Westchester County NY GO	5.000%	10/15/18	6,480	7,927
Westchester County NY GO	5.000%	7/1/21	12,315	15,781
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/30	3,435	3,822
Westchester County NY Health Care Corp. Revenue	6.000%	11/1/30	1,000	1,195
				5,788,803

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina (2.0%)
Cary NC GO VRDO	0.220%	5/7/13	14,535	14,535
Charlotte NC COP	5.000%	6/1/16	2,000	2,264
Charlotte NC GO	5.000%	7/1/16	5,000	5,715
Charlotte NC GO	5.000%	7/1/17	4,300	5,078
Charlotte NC GO	5.000%	8/1/18	1,195	1,453
Charlotte NC GO	5.000%	7/1/22	3,280	4,241
Charlotte NC GO	5.000%	7/1/23	3,355	4,288
Durham Capital Financing Corp. North Carolina Limited Obligation Revenue	5.000%	6/1/32	3,710	4,419
Durham Capital Financing Corp. North Carolina Limited Obligation Revenue	5.000%	6/1/33	3,210	3,805
Guilford County NC GO	5.000%	3/1/18	8,585	10,318
Guilford County NC GO	5.000%	3/1/22	3,220	4,143
Mecklenburg County NC COP	5.000%	2/1/22	3,390	3,986
Mecklenburg County NC COP	5.000%	2/1/23	1,200	1,395
Mecklenburg County NC COP	5.000%	2/1/25	1,000	1,144
Mecklenburg County NC COP	4.750%	2/1/26	2,500	2,789
Mecklenburg County NC GO	5.000%	2/1/17	3,635	4,235
Mecklenburg County NC GO	5.000%	3/1/17	1,000	1,168
Mecklenburg County NC GO	5.000%	12/1/18	5,240	6,424
Mecklenburg County NC GO	5.000%	12/1/19	10,745	13,449
Mecklenburg County NC GO	5.000%	3/1/20	3,715	4,495
Mecklenburg County NC GO	5.000%	12/1/20	8,905	11,332
Mecklenburg County NC GO	5.000%	2/1/21	1,120	1,424
Mecklenburg County NC GO	5.000%	12/1/24	10,000	13,212
Mecklenburg County NC Public Facilities Corp. Revenue (Annual Appropriation)	5.000%	3/1/19	3,000	3,653
Moore County NC Revenue	4.000%	6/1/16	1,245	1,366
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/27 (4)	9,900	11,018
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center Project) VRDO	0.480%	5/7/13 (4)	10,485	10,485
2 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.180%	5/1/13	9,200	9,200
North Carolina Capital Facilities Financial Solid Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	10,000	10,770
North Carolina Capital Facilities Financial Solid Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,250	4,577
North Carolina Capital Improvement Revenue	5.000%	5/1/17	11,115	12,989
North Carolina Capital Improvement Revenue	5.000%	5/1/19	15,500	18,949
North Carolina Capital Improvement Revenue	5.000%	5/1/20	15,385	19,145
North Carolina Capital Improvement Revenue	5.000%	5/1/21	13,495	16,968
North Carolina Capital Improvement Revenue	5.000%	5/1/27	30,510	36,063
North Carolina Capital Improvement Revenue	5.000%	5/1/29	28,585	33,574
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/14	15,000	15,518
North Carolina Eastern Municipal Power Agency Power Systems Revenue	3.000%	1/1/16	1,815	1,928
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	4,000	4,463
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	1,500	1,674
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	5,000	5,579
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/23	20,430	24,815
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/26	22,510	25,556
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/26	3,000	3,478
North Carolina GAN PUT	4.000%	3/1/18	11,000	12,380
North Carolina GO	5.000%	5/1/13 (Prere.)	16,780	16,782
North Carolina GO	5.000%	6/1/16	15,050	17,149
North Carolina GO	5.000%	9/1/16	1,165	1,339
North Carolina GO	5.000%	3/1/17 (Prere.)	700	817
North Carolina GO	5.000%	3/1/17	1,925	2,249
North Carolina GO	5.000%	5/1/17	16,870	19,816
North Carolina GO	5.000%	3/1/18	9,300	10,818
North Carolina GO	5.000%	6/1/18	42,230	51,104
North Carolina GO	5.000%	6/1/19	7,000	8,670
North Carolina GO	4.000%	5/1/23	39,470	47,641
North Carolina Infrastructure Financial Corp. Capital Improvements COP	5.000%	2/1/18 (4)	9,675	11,096
North Carolina Infrastructure Financial Corp. Capital Improvements COP	5.000%	2/1/19 (4)	10,000	11,389
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/21	8,610	10,369
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/22	9,155	10,959
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)	5.000%	11/1/18	3,075	3,146
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)	5.000%	11/1/30	2,435	2,710
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/31	12,500	14,361
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed) VRDO	0.210%	5/7/13 LOC	25,900	25,900
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/19	3,910	4,787
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/20	1,375	1,700

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/21	5,000	6,091
	North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/22	5,000	6,018
	North Carolina Medical Care Commission Hospital Revenue
	(Southeastern Regional Medical Center)	5.000%	6/1/23	1,825	2,158
	North Carolina Medical Care Commission Hospital Revenue
	(Southeastern Regional Medical Center)	5.000%	6/1/25	1,035	1,200
	North Carolina Municipal Power Agency Revenue	5.250%	1/1/17	5,000	5,811
	North Carolina Municipal Power Agency Revenue	5.250%	1/1/18	5,000	5,967
	North Carolina Municipal Power Agency Revenue	5.250%	1/1/19	3,085	3,641
	North Carolina Municipal Power Agency Revenue	5.000%	1/1/20	8,500	10,375
	North Carolina Municipal Power Agency Revenue	5.250%	1/1/20	2,000	2,333
	North Carolina Municipal Power Agency Revenue	5.000%	1/1/30	4,500	5,048
	North Carolina State University at Raleigh General Revenue	5.000%	10/1/25	2,655	3,375
	North Carolina State University at Raleigh General Revenue	5.000%	10/1/33	5,595	6,734
	University of North Carolina University System Revenue	5.250%	10/1/27	1,720	2,053
	University of North Carolina University System Revenue	5.250%	10/1/28	1,590	1,888
	Wake County NC GO	5.000%	2/1/18	4,750	5,695
	Wake County NC GO	5.000%	3/1/21	3,125	3,978
	Wake County NC GO	5.000%	6/1/28	3,000	3,547
	Wake County NC Public Improvement GO	5.000%	3/1/19	1,010	1,244
	Winston-Salem NC Revenue	4.000%	3/1/15	2,400	2,558
	Winston-Salem NC Revenue	5.000%	3/1/17	5,000	5,821
					767,797
Ohio (3.4%)
	Akron OH Bath & Copley Joint Township Hospital District Revenue
	(Akron General Health System) VRDO	0.260%	5/7/13 LOC	12,600	12,600
	Akron OH Bath & Copley Joint Township Hospital District Revenue
	(Children’s Hospital Medical Center of Akron)	5.000%	11/15/32	8,000	8,780
2	Akron OH Bath & Copley Joint Township Hospital District Revenue
	(Children’s Hospital Medical Center of Akron) TOB VRDO	0.210%	5/7/13 LOC	4,990	4,990
	Akron OH GO	5.000%	12/1/18 (2)	5,300	5,900
	Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/27	5,830	6,920
	Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/17	14,645	17,043
	Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	30,000	34,613
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/23	2,375	2,864
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.250%	2/15/29	6,120	7,151
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/31	9,145	10,375
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/32	13,480	15,194
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/18	16,000	18,780
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/19	13,050	15,446
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/20	10,310	12,158
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/16	4,000	4,451
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/17	6,770	7,749
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/24 (12)	5,000	5,688
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.250%	2/15/28	17,555	19,852
	Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.125%	6/1/24	60,345	55,834
	Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/30	39,390	35,191
	Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	8,855
	Cincinnati OH City School District GO	5.250%	6/1/21	3,810	4,703
	Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	7,272
	Cincinnati OH City School District GO	5.250%	6/1/22	3,180	3,906
	Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,000	12,763
	Cincinnati OH GO	5.250%	12/1/13 (Prere.)	14,710	15,135
	Cincinnati OH GO	5.250%	12/1/13 (Prere.)	9,185	9,451
	Cincinnati OH GO	5.250%	12/1/13 (Prere.)	5,000	5,145
	Cincinnati OH GO	5.250%	12/1/13 (Prere.)	8,150	8,386
	Cleveland OH Municipal School District GO	5.000%	12/1/26	1,660	1,979
	Cleveland OH Municipal School District GO	5.000%	12/1/27	1,000	1,182
	Cleveland OH Public Power System Revenue	5.000%	11/15/20 (3)	4,500	5,141
	Cleveland OH Public Power System Revenue	5.000%	11/15/21 (14)	7,455	8,477
	Cleveland OH Public Power System Revenue	5.000%	11/15/22 (14)	14,065	15,993
	Cleveland OH Public Power System Revenue	5.000%	11/15/23 (14)	7,505	8,509
	Cleveland OH Public Power System Revenue	5.000%	11/15/24 (14)	7,350	8,333
	Cleveland OH Water Revenue	5.000%	1/1/22	3,000	3,765
	Cleveland OH Water Revenue	5.000%	1/1/23	2,400	2,968
	Cleveland OH Water Revenue	5.000%	1/1/25	2,500	3,021
	Cleveland OH Water Revenue	5.000%	1/1/26	2,250	2,670
	Cleveland OH Water Works Revenue VRDO	0.210%	5/7/13 LOC	2,000	2,000
	Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/28	5,395	6,251
	Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/29	7,775	8,950
	Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/30	5,225	5,989

108

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/31	8,640	9,862
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/32	9,060	10,254
Cleveland-Cuyahoga County OH Port Authority Revenue
(Carnegie/89th Garage & Service Center LLC Project) VRDO	0.210%	5/7/13 LOC	13,415	13,415
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.220%	5/7/13	6,500	6,500
Columbus OH City School District GO	4.000%	12/1/17	1,000	1,138
Columbus OH City School District GO	5.000%	12/1/18	1,205	1,457
Columbus OH City School District School Facilities Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	6,905
Columbus OH City School District School Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,309
Columbus OH GO	5.000%	7/1/16	2,500	2,858
Columbus OH GO	5.000%	2/15/22	3,000	3,835
Columbus OH Metropolitan Library Special Obligation Revenue	5.000%	12/1/21	1,000	1,237
Columbus OH Metropolitan Library Special Obligation Revenue	5.000%	12/1/24	1,325	1,593
Columbus OH Regional Airport Authority Airport Revenue
(Oasbo Expanded Asset Program) VRDO	0.210%	5/7/13 LOC	2,400	2,400
Columbus OH Regional Airport Authority Airport Revenue
(Oasbo Expanded Asset Program) VRDO	0.210%	5/7/13 LOC	4,805	4,805
Columbus OH Regional Airport Authority Airport Revenue
(Oasbo Expanded Asset Program) VRDO	0.210%	5/7/13 LOC	2,485	2,485
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/20	7,000	8,523
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/21	7,300	8,778
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,625
Cuyahoga County OH Revenue (Cleveland Clinic Health System Obligated Group) VRDO	0.170%	5/1/13	15,500	15,500
Cuyahoga OH Community College District Revenue	5.000%	8/1/22	6,610	7,944
Cuyahoga OH Community College District Revenue	5.000%	8/1/23	3,470	4,128
Cuyahoga OH Community College District Revenue	5.000%	8/1/24	2,500	2,956
Dayton OH City School District GO	5.000%	11/1/21	9,210	11,477
Dayton OH City School District GO	5.000%	11/1/22	5,500	6,889
2 Franklin County OH Hospital Improvement Revenue
(Nationwide Children’s Hospital Project) TOB VRDO	0.240%	5/7/13	4,445	4,445
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18 (2)	7,950	9,095
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19 (2)	22,380	25,551
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23 (2)	18,515	20,735
Huber Heights OH City School District GO	4.750%	12/1/24	890	1,027
Huber Heights OH City School District GO	4.875%	12/1/27	150	170
Huber Heights OH City School District GO	5.000%	12/1/28	1,000	1,169
Huber Heights OH City School District GO	5.000%	12/1/30	1,000	1,159
Kent State University OH Revenue	5.000%	5/1/29	1,000	1,159
Kent State University OH Revenue	5.000%	5/1/30	1,750	2,020
Kent State University OH Revenue	5.000%	5/1/31	4,000	4,596
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,905
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,905
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,564
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,564
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,577
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,577
2 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.210%	5/7/13	1,900	1,900
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/26	11,920	13,870
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.750%	11/15/31	6,000	7,306
Miami University of Ohio General Receipts Revenue	5.000%	9/1/31	2,000	2,323
2 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.210%	5/7/13	7,400	7,400
Montgomery County OH Revenue (Catholic Health Initiatives) VRDO	0.220%	5/7/13	1,700	1,700
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.170%	5/1/13	11,450	11,450
Ohio (Mental Health Facilities Improvement Fund Projects) Revenue	5.000%	2/1/22	400	493
Ohio (Mental Health Facilities Improvement Fund Projects) Revenue	5.000%	2/1/23	2,075	2,577
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	5.700%	2/1/14	5,500	5,673
2 Ohio Air Quality Development Authority Revenue
(FirstEnergy Generation Corp. Project) TOB VRDO	0.210%	5/7/13	12,995	12,995
Ohio Air Quality Development Authority Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	3,000	3,062
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/19	5,000	6,155
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/21	10,000	12,360
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/26	1,975	2,261
Ohio Building Authority Revenue (Adult Correctional Building)	5.250%	4/1/17	5,565	6,528
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/17	2,295	2,710
Ohio Building Authority Revenue (Adult Correctional Building)	5.125%	4/1/30	1,475	1,703
Ohio Conservation Projects GO	5.000%	3/1/14 (Prere.)	2,000	2,079
Ohio Conservation Projects GO	5.000%	9/15/19	9,655	11,905
Ohio GO	5.000%	8/1/13	7,160	7,247
Ohio GO	5.000%	8/1/13	2,525	2,556
Ohio GO	5.000%	8/1/13	5,750	5,820

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Ohio GO	5.250%	8/1/13 (4)	12,435	12,593
	Ohio GO	5.500%	8/1/13	2,945	2,984
	Ohio GO	5.000%	9/15/13	9,500	9,670
	Ohio GO	5.000%	8/1/14	8,265	8,754
	Ohio GO	5.000%	8/1/14	6,670	7,064
	Ohio GO	5.000%	8/1/14	6,500	6,884
	Ohio GO	5.000%	9/15/14	5,000	5,323
	Ohio GO	5.000%	9/15/14	2,155	2,294
	Ohio GO	5.500%	11/1/14	7,000	7,546
	Ohio GO	5.000%	8/1/16	3,000	3,430
	Ohio GO	5.000%	9/1/16	2,870	3,291
	Ohio GO	5.000%	9/15/16	5,415	6,213
	Ohio GO	5.000%	9/15/16	5,130	5,889
	Ohio GO	5.000%	9/1/17	3,830	4,525
	Ohio GO	5.000%	9/1/18	3,905	4,725
	Ohio GO	5.000%	9/15/18	12,755	14,330
	Ohio GO	5.000%	11/1/18	7,710	8,696
	Ohio GO	5.000%	9/15/19	13,000	14,605
	Ohio GO	5.000%	9/15/19	9,025	11,140
	Ohio GO	5.000%	4/1/21	4,440	5,457
	Ohio Higher Education GO	5.000%	11/1/23	7,405	8,324
	Ohio Higher Educational Facility Commission Revenue
	(Cleveland Clinic Health System Obligated Group)	5.000%	1/1/29	4,500	5,238
2	Ohio Higher Educational Facility Commission Revenue
	(Cleveland Clinic Health System Obligated Group) TOB VRDO	0.240%	5/7/13	4,025	4,025
	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/26	4,000	4,538
	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/32	1,880	2,129
	Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	10/1/19	24,015	29,645
	Ohio Higher Educational Facility Commission Revenue (Ohio Northern University Project) VRDO	0.240%	5/7/13 LOC	10,000	10,000
	Ohio Highway Capital Improvements GO	5.000%	5/1/16	11,010	12,467
	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/27	9,330	10,589
	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.125%	1/1/28	11,670	13,382
2	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.240%	5/7/13	1,900	1,900
	Ohio Housing Finance Agency Residential Mortgage Revenue	6.125%	9/1/28	2,835	2,985
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/13 (14)	2,905	2,992
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/13 (14)	10,135	10,437
	Ohio Major New State Infrastructure Project Revenue	5.000%	6/15/16	5,000	5,674
	Ohio Major New State Infrastructure Project Revenue	5.000%	6/15/16 (4)	5,000	5,674
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/17	8,635	10,259
	Ohio Major New State Infrastructure Project Revenue	5.500%	6/15/20	4,000	4,801
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/23	3,250	4,033
	Ohio State University General Receipts Revenue	5.000%	12/1/13 (ETM)	315	324
	Ohio State University General Receipts Revenue	5.000%	12/1/13	2,820	2,899
	Ohio State University General Receipts Revenue	5.250%	6/1/14 (ETM)	255	269
	Ohio State University General Receipts Revenue	5.250%	6/1/14	2,610	2,752
	Ohio State University General Receipts Revenue	5.000%	12/1/18 (Prere.)	250	306
	Ohio State University General Receipts Revenue	5.000%	12/1/19 (Prere.)	215	269
	Ohio State University General Receipts Revenue	5.000%	12/1/20	3,535	4,314
	Ohio State University General Receipts Revenue	5.000%	6/1/24	2,360	2,976
	Ohio State University General Receipts Revenue	5.000%	12/1/26	2,250	2,661
	Ohio State University General Receipts Revenue	5.000%	6/1/28	2,000	2,419
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/22	1,750	2,116
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	7,195	8,172
	Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/19	5,775	7,199
	Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	12/1/20	3,585	4,265
	Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/20	5,570	7,064
2	Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.450%	5/7/13	5,940	5,940
	Ohio Water Development Authority Pollution Control Revenue
	(FirstEnergy Nuclear Generation Corp. Project) PUT	2.200%	6/1/16	10,000	10,101
	Ohio Water Development Authority Pollution Control Revenue
	(FirstEnergy Nuclear Generation Corp. Project) VRDO	0.210%	5/7/13 LOC	5,800	5,800
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	1,575	1,655
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	425	447
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.250%	6/1/18	5,635	6,858
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	6,222
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	11,618
	Penta Career Center Ohio COP	5.250%	4/1/23	2,480	3,064
	Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/15	3,040	3,224
	Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/16	3,190	3,479
	Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/17	3,350	3,730
	Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/18	3,520	3,996

110

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/19	3,195	3,587
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/20	3,680	4,091
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.500%	2/15/28	17,000	18,378
University of Akron Ohio General Receipts Revenue	5.000%	1/1/19 (4)	1,000	1,206
University of Akron Ohio General Receipts Revenue	5.000%	1/1/22 (4)	2,700	3,220
University of Akron Ohio General Receipts Revenue	5.000%	1/1/23 (4)	8,010	9,427
University of Akron Ohio General Receipts Revenue	5.000%	1/1/24 (4)	3,335	3,893
University of Akron Ohio General Receipts Revenue	5.000%	1/1/25 (4)	2,500	2,890
University of Akron Ohio General Receipts Revenue	5.000%	1/1/26 (4)	2,000	2,288
University of Akron Ohio General Receipts Revenue	5.000%	1/1/27 (4)	2,000	2,270
University of Akron Ohio General Receipts Revenue	5.000%	1/1/28 (4)	2,500	2,823
University of Cincinnati Ohio COP	5.000%	6/1/17 (14)	3,180	3,446
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/20	1,000	1,230
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/22	2,455	3,086
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/29	6,385	7,510
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/30	1,000	1,171
				1,330,747
Oklahoma (0.3%)
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/25 (2)	18,070	19,666
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26 (2)	12,000	13,038
Oklahoma City OK GO	5.000%	3/1/17	7,335	8,551
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/23	1,500	1,935
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/31	4,255	5,175
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/32	5,000	6,056
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/24	12,100	13,770
Oklahoma Development Finance Authority Pollution Control Revenue (Public Service Co. Project)	5.250%	6/1/14	3,400	3,548
Oklahoma Development Finance Authority Revenue (Waste Management Inc. Project) PUT	2.250%	6/2/14	4,000	4,061
Oklahoma Municipal Power Authority Power Supply System Revenue	5.875%	1/1/28	1,045	1,222
Oklahoma Turnpike Authority Revenue	5.000%	1/1/17	7,000	8,080
Oklahoma Turnpike Authority Revenue	5.000%	1/1/27	1,160	1,397
Oklahoma Turnpike Authority Revenue	5.000%	1/1/29	2,000	2,384
Oklahoma Water Resource Board Revenue	5.000%	4/1/28	750	888
Oklahoma Water Resource Board Revenue	5.000%	4/1/29	750	888
Oklahoma Water Resource Board Revenue	5.000%	4/1/30	750	878
University of Oklahoma Revenue	5.000%	7/1/29	1,895	2,280
University of Oklahoma Revenue	5.000%	7/1/30	2,230	2,665
University of Oklahoma Revenue	5.000%	7/1/31	2,000	2,382
University of Oklahoma Revenue	5.000%	7/1/32	670	795
				99,659
Oregon (0.7%)
Oregon Department of Administrative Services COP	5.000%	11/1/19	2,000	2,470
Oregon Department of Administrative Services COP	5.000%	11/1/20	9,660	11,799
Oregon Department of Administrative Services COP	5.000%	5/1/23	3,130	3,660
Oregon Department of Administrative Services COP	5.000%	5/1/24	1,750	2,031
Oregon Department of Administrative Services COP	5.000%	5/1/25	2,220	2,553
Oregon Department of Administrative Services COP	5.000%	5/1/26	3,520	4,008
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/16	1,750	1,979
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25 (4)	5,675	6,561
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/26	9,475	11,225
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/28	3,000	3,670
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/28	5,120	6,295
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/30	4,000	4,872
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31	11,010	13,243
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/31	6,200	7,517
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/32	5,560	6,655
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/33	5,545	6,600
Oregon Department of Transportation Highway User Tax Revenue	4.500%	11/15/24	3,000	3,441
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/20	6,085	7,388
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/21	7,500	9,138
Oregon GO	5.000%	5/1/14	1,400	1,466
Oregon GO	5.000%	5/1/15	2,475	2,707
Oregon GO	5.000%	5/1/15	4,000	4,374
Oregon GO	5.000%	5/1/15	1,500	1,638
Oregon GO	5.000%	11/1/15	5,860	6,537
Oregon GO	5.000%	5/1/16	1,750	1,984
Oregon GO	5.000%	11/1/17	9,060	10,793
Oregon GO	5.000%	5/1/18	1,125	1,353
Oregon GO	5.000%	5/1/18	1,500	1,805
Oregon GO	5.000%	11/1/18	3,750	4,570
Oregon GO	5.000%	5/1/19	2,770	3,410
Oregon GO	5.000%	11/1/19	7,005	8,713

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Oregon GO	5.000%	5/1/26	1,570	1,903
	Oregon GO	5.000%	5/1/26	1,490	1,806
	Oregon GO	5.000%	5/1/27	2,415	2,913
	Oregon GO	5.000%	5/1/27	2,460	2,968
	Oregon GO	5.000%	5/1/28	5,165	6,204
	Oregon GO	5.000%	5/1/28	2,755	3,309
	Oregon GO	5.000%	5/1/29	2,890	3,450
	Oregon GO	5.000%	5/1/30	5,685	6,760
	Oregon GO	5.000%	5/1/31	2,915	3,531
	Oregon GO	5.000%	5/1/31	3,370	3,991
	Oregon GO	5.000%	5/1/31	1,760	2,084
	Oregon GO	5.000%	11/1/31	1,795	2,191
	Oregon GO	5.000%	5/1/32	2,060	2,487
	Oregon GO	5.000%	11/1/32	1,440	1,751
	Oregon GO (Oregon University System Projects)	5.250%	8/1/28	1,650	2,036
	Oregon GO (Oregon University System Projects)	5.250%	8/1/28	2,585	3,190
	Oregon GO (Oregon University System Projects)	5.250%	8/1/29	2,725	3,349
	Oregon GO (Oregon University System Projects)	5.250%	8/1/30	2,050	2,511
	Oregon GO (Oregon University System Projects)	5.250%	8/1/30	2,865	3,509
	Oregon GO (Oregon University System Projects)	5.250%	8/1/31	3,015	3,672
	Oregon Health & Science University Revenue	5.000%	7/1/21	2,090	2,571
	Oregon Health & Science University Revenue	5.000%	7/1/22	2,000	2,479
	Oregon Health & Science University Revenue	5.000%	7/1/23	1,000	1,224
	Portland OR Sewer System Revenue	5.000%	8/1/18 (4)	11,470	12,872
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/27	3,000	3,523
2	Washington, Clackamas, & Yamhill County OR School District GO TOB VRDO	0.220%	5/2/13 LOC	5,420	5,420
					256,159
Pennsylvania (3.8%)
	Allegheny County PA GO	5.000%	11/1/29	15,000	16,629
	Allegheny County PA Higher Education Building Authority University Revenue
	(Duquesne University)	5.500%	3/1/29	1,290	1,515
	Allegheny County PA Higher Education Building Authority University Revenue
	(Duquesne University)	5.500%	3/1/31	2,720	3,194
	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center)	0.920%	2/1/21	11,610	11,616
	Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	20,164
	Allegheny County PA Sanitation Authority Sewer Revenue	5.000%	6/1/26 (4)	1,000	1,180
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/28	2,310	2,553
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29	3,740	4,118
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31	3,000	3,277
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32	3,685	4,011
	Beaver County PA Industrial Development Authority Pollution Control Revenue
	(FirstEnergy Generation Project) PUT	2.200%	7/1/16	4,500	4,565
	Beaver County PA Industrial Development Authority Pollution Control Revenue
	(FirstEnergy Generation Project) PUT	2.500%	6/1/17	4,500	4,549
	Beaver County PA Industrial Development Authority Pollution Control Revenue
	(FirstEnergy Generation Project) PUT	2.700%	4/2/18	16,100	16,421
2	Bethlehem PA Area School District GO TOB VRDO	0.220%	5/7/13 LOC	4,500	4,500
	Blair County PA Hospital Authority Revenue (Altoona Regional Health System)	4.500%	11/15/16	1,410	1,470
	Blair County PA Hospital Authority Revenue (Altoona Regional Health System)	4.750%	11/15/17	1,010	1,054
	Blair County PA Hospital Authority Revenue (Altoona Regional Health System)	5.000%	11/15/18	1,100	1,149
	Cambria County PA Industrial Development Authority Revenue
	(American National Red Cross) VRDO	0.240%	5/7/13 LOC	13,085	13,085
	Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	14,756
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,785
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/24 (14)	14,050	15,179
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25	875	1,049
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25 (14)	9,500	10,263
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	1,250	1,484
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/32	7,715	8,809
	Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.250%	1/1/17	2,375	2,679
	Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.500%	1/1/18	2,735	3,182
	Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.750%	1/1/20	3,415	4,038
	Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	6.000%	1/1/21	4,190	4,956
	Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/29	14,800	16,829
	Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/17	3,790	4,085
	Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/18	3,985	4,268
	Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/19	4,175	4,443
	Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/26	13,070	13,360
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/27	1,000	1,138
	Delaware County PA GO	5.000%	10/1/16	3,240	3,719

112

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware County PA Industrial Development Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.240%	5/7/13	11,300	11,300
Delaware County PA Industrial Development Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.240%	5/7/13	5,200	5,200
Delaware County PA Industrial Development Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.240%	5/7/13	5,400	5,400
Indiana County PA Industrial Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	6,000	6,009
2 Lancaster County PA Hospital Authority Revenue (Lancaster General Hospital Project) TOB VRDO	0.240%	5/7/13	6,765	6,765
Lancaster County PA Hospital Authority Revenue (Masonic Homes Project) VRDO	0.200%	5/1/13 LOC	8,675	8,675
Lancaster PA Higher Education Authority College Revenue (Franklin & Marshall College)	5.000%	4/15/22	3,500	3,864
Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	5.000%	1/1/32	1,400	1,523
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/28	5,000	5,810
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/29	6,995	8,079
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/23	3,500	4,156
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/24	2,000	2,340
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25	5,765	6,392
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25	7,000	8,089
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/27	6,000	6,841
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/31	8,500	9,492
2 Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital) TOB VRDO	0.210%	5/7/13	11,010	11,010
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.000%	8/15/20	1,000	1,132
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.125%	8/15/21	1,000	1,131
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.250%	8/15/22	1,000	1,128
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.250%	8/15/23	1,500	1,679
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.250%	8/15/24	3,000	3,354
Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16 (ETM)	1,695	1,892
Pennsylvania Economic Development Financing Authority Pollution Control Revenue
(PPL Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	19,183
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.450%	7/1/13	5,500	5,500
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/20	20,000	24,440
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/21	7,000	8,432
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/22	15,000	16,996
Pennsylvania GO	5.000%	7/1/13 (Prere.)	960	968
Pennsylvania GO	4.000%	7/15/13	16,995	17,131
Pennsylvania GO	5.000%	7/1/14 (14)	5,010	5,050
Pennsylvania GO	5.000%	5/1/15	16,000	17,483
Pennsylvania GO	5.000%	8/1/15	5,120	5,650
Pennsylvania GO	5.375%	7/1/17 (4)	1,750	2,086
Pennsylvania GO	5.000%	11/15/17	10,000	11,902
Pennsylvania GO	5.000%	7/1/18	4,250	5,131
Pennsylvania GO	5.375%	7/1/18 (4)	1,000	1,226
Pennsylvania GO	5.000%	11/15/18	14,705	17,919
Pennsylvania GO	5.000%	5/1/19	15,000	18,416
Pennsylvania GO	5.000%	7/1/19	29,925	36,868
Pennsylvania GO	5.000%	6/1/21	20,000	25,263
Pennsylvania GO	5.000%	7/1/21	42,365	53,577
Pennsylvania GO	5.375%	7/1/21	4,950	6,402
Pennsylvania GO	5.000%	6/1/22	19,450	24,776
Pennsylvania GO	5.000%	11/15/23	4,705	5,867
Pennsylvania GO	5.000%	6/1/24	6,535	8,150
Pennsylvania GO	5.000%	11/15/26	8,000	9,730
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/20	2,560	3,132
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/21	1,830	2,209
Pennsylvania Higher Educational Facilities Authority Revenue
(Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/27	1,745	1,949
2 Pennsylvania Higher Educational Facilities Authority Revenue
(Foundation for Indiana University of Pennsylvania Student Housing) TOB VRDO	0.220%	5/7/13 LOC	2,295	2,295

				113

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/15	4,200	4,602
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	5,715	6,658
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,522
	Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/24	1,435	1,648
	Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/25	1,670	1,908
	Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/26	1,690	1,912
	Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/29	2,000	2,224
	Pennsylvania Higher Educational Facilities Authority Revenue (Susquehanna University) VRDO	0.240%	5/7/13 LOC	4,700	4,700
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/24	1,250	1,508
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/25	2,065	2,470
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/26	1,140	1,350
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,316
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28	3,085	3,604
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30	2,985	3,449
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31	3,500	4,026
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/19 (2)	2,935	3,520
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/27	700	819
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/28	1,650	1,917
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/30	500	574
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/32	1,000	1,137
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University) VRDO	0.200%	5/7/13 LOC	7,265	7,265
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University) VRDO	0.200%	5/7/13 LOC	4,500	4,500
	Pennsylvania Higher Educational Facilities Authority Revenue
	(Trustees of the University of Pennsylvania)	5.000%	9/1/17	3,420	4,045
	Pennsylvania Higher Educational Facilities Authority Revenue
	(Trustees of the University of Pennsylvania)	5.000%	9/1/28	2,405	2,836
	Pennsylvania Higher Educational Facilities Authority Revenue
	(University of Pennsylvania Health System)	5.000%	8/15/13	5,000	5,069
	Pennsylvania Higher Educational Facilities Authority Revenue
	(University of Pittsburgh Medical Center)	5.000%	5/15/31	500	559
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.000%	10/1/18	2,000	2,242
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/19	2,000	2,290
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/20	1,500	1,788
	Pennsylvania Industrial Development Authority Economic Development Revenue	5.000%	7/1/18	3,000	3,552
	Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/18 (Prere.)	2,470	3,046
	Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/20	12,180	14,411
	Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/23	17,530	20,958
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/23 (4)	6,080	6,746
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/23 (4)	10,600	11,761
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/24 (4)	6,620	7,345
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/24 (4)	11,130	12,349
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/25 (4)	11,585	12,807
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/26 (4)	10,070	11,094
2	Pennsylvania State University Revenue TOB VRDO	0.300%	5/7/13 LOC	5,200	5,200
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22	1,470	1,812
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/23	1,770	2,153
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/24	1,825	2,202
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/25	2,190	2,622
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/26	2,165	2,569
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/17 (2)	5,155	5,804
2	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue TOB VRDO	0.240%	5/7/13	11,000	11,000
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21 (12)	4,520	5,302
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	14,210	16,544
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,660	19,947
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23 (12)	8,585	9,914
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24 (12)	3,535	4,059
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25 (12)	2,500	2,899
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/26	1,710	2,022
	Pennsylvania Turnpike Commission Revenue	5.250%	6/1/27	12,345	14,147
	Pennsylvania Turnpike Commission Revenue	0.000%	12/1/28	3,500	3,215
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/28	4,015	4,695
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	50,000	55,465
	Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31	6,185	7,310
	Pennsylvania Turnpike Commission Revenue	5.625%	12/1/31	10,000	11,695
	Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	4,500	3,891
2	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.340%	5/7/13 (12)	3,245	3,245
	Pennsylvania Turnpike Commission Revenue VRDO	0.240%	5/7/13	9,790	9,790
	Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/16	3,000	3,357
	Philadelphia PA Gas Works Revenue	5.000%	8/1/14	3,000	3,150
	Philadelphia PA Gas Works Revenue	5.000%	8/1/15	3,000	3,233
	Philadelphia PA GO	5.000%	8/1/15 (4)	23,000	25,108

114

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA GO	5.250%	8/1/16 (4)	13,110	14,851
Philadelphia PA Hospitals & Higher Education Facilities Authority Health System Revenue
(Jefferson Health System)	5.250%	5/15/30	24,000	27,454
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.170%	5/1/13	17,000	17,000
Philadelphia PA Industrial Development Authority Lease Revenue	5.000%	10/1/14 (14)	6,390	6,704
Philadelphia PA Municipal Authority Revenue	5.250%	5/15/13 (4)	11,105	11,126
Philadelphia PA Municipal Authority Revenue	5.250%	11/15/14 (4)	5,965	6,123
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	3,500	4,083
Philadelphia PA School District GO	5.000%	8/1/19 (2)	7,500	8,172
Philadelphia PA School District GO	5.000%	8/1/20 (2)	18,745	20,425
Philadelphia PA School District GO	5.000%	8/1/21 (2)	9,900	10,788
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	3,000	3,572
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	0.420%	5/7/13 (4)	70,450	70,450
South Fork PA Hospital Authority Hospital Revenue
(Conemaugh Valley Memorial Hospital Project) VRDO	0.230%	5/7/13 LOC	11,000	11,000
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	30,000	34,975
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/27	6,100	7,035
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/28	5,000	5,744
St. Mary’s Hospital Authority Bucks County PA Revenue (Catholic Health Initiatives)	5.000%	11/15/25	15,385	17,111
St. Mary’s Hospital Authority Bucks County PA Revenue (Catholic Health Initiatives)	5.000%	11/15/27	4,905	5,400
University of Pittsburgh of the Commonwealth System of
Higher Education Pennsylvania Revenue	5.000%	9/15/17	3,990	4,702
University of Pittsburgh of the Commonwealth System of
Higher Education Pennsylvania Revenue (University Capital Project)	5.000%	9/15/19	2,575	3,123
University of Pittsburgh of the Commonwealth System of
Higher Education Pennsylvania Revenue (University Capital Project)	5.500%	9/15/23	9,000	11,168
University of Pittsburgh of the Commonwealth System of
Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/27	12,500	15,103
University of Pittsburgh of the Commonwealth System of
Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/28	2,375	2,863
University of Pittsburgh of the Commonwealth System of
Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/29	11,250	13,473
2 University of Pittsburgh PA Revenue TOB VRDO	0.240%	5/7/13	6,660	6,660
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/19	1,235	1,451
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.250%	7/1/20	1,330	1,606
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/25	4,500	5,052
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/21	1,015	1,211
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/22	1,160	1,377
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/23	1,350	1,586
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/24	1,420	1,660
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/25	1,465	1,701
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/30	6,185	6,997
				1,502,687
Puerto Rico (0.8%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/14	4,420	4,557
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/16 (10)	950	1,017
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/16	5,970	6,414
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/17 (10)	2,790	3,022
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/18 (10)	1,250	1,365
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	35,430	36,380
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	18,608
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	24,663
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,347
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	17,050	18,087
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/28	4,000	3,996
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/29	38,000	37,789
Puerto Rico GO	5.250%	7/1/13 (Prere.)	14,955	15,083
Puerto Rico GO	5.500%	7/1/13 (14)	5,000	5,031
Puerto Rico GO	5.500%	7/1/14 (14)	5,000	5,174
Puerto Rico GO	5.500%	7/1/19	2,500	2,696
Puerto Rico Highway & Transportation Authority Revenue	6.250%	7/1/13 (14)	7,220	7,271
Puerto Rico Highway & Transportation Authority Revenue	6.250%	7/1/15 (14)	5,590	5,976
Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/16 (3)	8,885	8,939
2 Puerto Rico Highway & Transportation Authority Revenue TOB VRDO	0.230%	5/7/13 (4)	10,545	10,545
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/14 (Prere.)	13,600	14,384
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.500%	7/1/17 (2)	6,390	6,816
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.500%	7/1/18 (2)	5,930	6,343
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/29	9,700	9,626
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	2/1/14 (Prere.)	835	872
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19 (Prere.)	255	325

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/28	29,745	32,327
	Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29	29,165	30,277
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/33	17,580	5,699
					328,629
Rhode Island (0.2%)
	Rhode Island & Providence Plantations GO	5.000%	8/1/17 (4)	3,120	3,439
	Rhode Island & Providence Plantations GO	5.500%	8/1/28	9,805	12,019
	Rhode Island & Providence Plantations GO	5.500%	8/1/30	3,610	4,386
	Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/20 (12)	20,000	24,091
	Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/21 (12)	25,000	29,783
	Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
	(Lifespan Obligated Group)	5.000%	5/15/26 (4)	4,900	5,242
	Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/25 (4)	2,880	3,196
	Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/26 (4)	3,210	3,584
	Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/29 (4)	3,500	3,857
					89,597
South Carolina (1.1%)
3	Berkeley County SC Utility Revenue	5.000%	6/1/30	8,170	9,692
	Charleston SC Educational Excellence Financing Corp. Revenue
	(Charleston County School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	12,610	14,164
	Charleston SC Educational Excellence Financing Corp. Revenue
	(Charleston County School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	33,070	37,147
	Charleston SC Educational Excellence Financing Corp. Revenue
	(Charleston County School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	2,730	3,067
	Charleston SC Educational Excellence Financing Corp. Revenue
	(Charleston County School District, South Carolina Project)	5.000%	12/1/19	3,105	3,563
3	Charleston SC Educational Excellence Financing Corp. Revenue
	(Charleston County School District, South Carolina Project)	5.000%	12/1/27	10,000	12,025
3	Charleston SC Educational Excellence Financing Corp. Revenue
	(Charleston County School District, South Carolina Project)	5.000%	12/1/30	8,000	9,458
	Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/16	5,000	5,581
	Greenville County SC Hospital Revenue (Greenville Hospital System)	4.125%	5/1/17	5,315	5,923
	Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/18	2,655	3,119
	Greenville County SC School District Installment Revenue	5.500%	12/1/19	32,480	40,835
	Greenville County SC School District Installment Revenue	5.000%	12/1/26	28,255	31,747
2	Greenville County SC School District Installment Revenue TOB VRDO	0.240%	5/7/13	3,445	3,445
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/26	6,220	7,254
	North Charleston SC Tax Revenue	5.000%	12/1/13 (12)	4,525	4,642
	North Charleston SC Tax Revenue	5.000%	12/1/14 (12)	4,725	5,047
	North Charleston SC Tax Revenue	5.000%	12/1/15 (12)	4,715	5,212
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/19	18,995	22,663
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	10,000	12,072
	Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	7,653
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	6,000	7,236
	Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	6,490
	Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (3)	2,400	1,691
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	13,620	15,557
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	4,172
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	9,381
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	9,871
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	3,214
	South Carolina GO	5.000%	3/1/16	6,165	6,956
	South Carolina GO	5.000%	4/1/16	3,560	4,030
	South Carolina GO	5.000%	4/1/18	1,255	1,511
	South Carolina GO	5.000%	4/1/18	1,310	1,577
	South Carolina GO	5.000%	4/1/18	2,635	3,173
	South Carolina GO	5.000%	4/1/18	1,610	1,939
	South Carolina GO	5.000%	4/1/18	2,445	2,944
	South Carolina GO	5.000%	4/1/18	7,325	8,820
	South Carolina GO	5.000%	4/1/18	2,400	2,890
	South Carolina GO	5.000%	4/1/19	1,320	1,628
	South Carolina GO	5.000%	4/1/19	1,715	2,115
	South Carolina GO	5.000%	4/1/19	7,825	9,650
	South Carolina GO	5.000%	4/1/19	2,495	3,077
	South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/18	2,000	2,330
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (4)	6,275	7,034
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	6,200	6,910
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,662
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27 (4)	13,550	14,665
	South Carolina Public Service Authority Revenue	5.000%	12/1/16	7,225	8,354
	South Carolina Transportation Infrastructure Revenue	5.250%	10/1/13 (2)	5,200	5,310

116

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/14 (Prere.)	4,035	4,318
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/21	26,730	33,207
				442,021
South Dakota (0.0%)
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,228

Tennessee (1.1%)
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/23	8,280	9,390
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.375%	4/1/28	8,000	8,952
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/21	2,500	2,974
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/22	1,100	1,306
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/23	4,860	5,756
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/25	4,200	4,874
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/26	3,000	3,454
Memphis TN Electric System Revenue	5.000%	12/1/13 (Prere.)	20,000	20,549
Memphis TN GO	5.000%	11/1/15 (Prere.)	16,000	17,808
Memphis TN GO	5.000%	11/1/15 (Prere.)	4,730	5,265
Memphis TN GO	5.000%	11/1/20 (10)	4,000	4,570
Memphis TN GO	5.000%	7/1/21	6,250	7,744
Memphis TN GO	5.000%	11/1/22 (14)	4,750	5,261
Memphis TN GO	5.000%	5/1/28	3,145	3,722
Memphis TN GO	5.000%	5/1/30	1,715	2,008
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/16	3,825	4,372
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/18 (Prere.)	5,000	5,958
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/20	15,000	18,799
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/21	15,000	19,009
Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Blakeford at Green Hills)	5.000%	7/1/27	1,000	1,092
1 Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Vanderbilt University) PUT	0.820%	10/1/17	11,500	11,500
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/22	1,000	1,248
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/33	7,775	9,174
Murfreesboro TN GO	5.000%	6/1/19	645	789
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	123
Shelby County TN GO	5.000%	4/1/19	400	490
Shelby County TN GO	5.000%	3/1/23	17,995	23,121
Shelby County TN GO VRDO	0.220%	5/7/13	12,485	12,485
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/18	7,180	8,572
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/19	2,000	2,427
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.000%	6/1/13	4,865	4,885
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.250%	6/1/14	13,995	14,685
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/21	5,000	5,669
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/22	5,000	5,662
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	24,340	27,147
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17	39,290	44,891
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/18	57,705	66,665
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	10,000	11,426
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	5,000	5,691
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	10,175	11,474
Tennessee GO	5.000%	5/1/17 (Prere.)	2,075	2,438
Tennessee GO	5.000%	8/1/17	3,165	3,747
Tennessee GO	5.000%	10/1/17	6,000	7,141
Tennessee GO	5.000%	8/1/19	1,500	1,864
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37	3,815	4,166
				440,343
Texas (7.9%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (3)	24,215	22,181
Austin TX Electric Utility System Revenue	5.000%	11/15/23	2,000	2,482
Austin TX Electric Utility System Revenue	5.000%	11/15/24	2,710	3,333
Austin TX Electric Utility System Revenue	5.000%	11/15/25	4,750	5,795

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Austin TX Independent School District GO	5.000%	8/1/13	10,000	10,122
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	350	442
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	2,500	3,048
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/29	6,045	7,236
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/30	5,000	5,962
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/31	4,000	4,751
	Camino Real Texas Mobility Authority Revenue	5.250%	2/15/18	11,960	13,834
	Camino Real Texas Mobility Authority Revenue	5.250%	8/15/18	11,770	13,568
	Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	14,445
	Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	14,780
	Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	15,058
	Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	15,369
	Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21	5,670	5,692
3	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/15	400	417
3	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/16	250	271
3	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/17	250	276
3	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/18	250	280
3	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/19	735	829
3	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20	800	906
	Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20	1,150	1,396
3	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21	1,000	1,130
3	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22	750	845
3	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23	725	814
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	4,650	2,837
	Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,000	2,373
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	6,490	3,707
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/27	7,750	4,173
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/28	5,500	2,778
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/29	5,220	2,492
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/30	4,355	1,945
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/31	4,880	2,044
	Central Texas Regional Mobility Authority Revenue	5.750%	1/1/31	4,000	4,680
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33	4,000	1,454
3	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	3,500	3,858
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/34	4,000	1,370
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/35	4,950	1,589
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/37	5,525	1,572
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/38	3,500	937
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/39	4,500	1,137
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/40	5,700	1,362
	Clear Creek TX Independent School District GO	5.000%	2/15/15 (Prere.)	10,270	11,127
	Clear Creek TX Independent School District GO	5.000%	2/15/15 (Prere.)	11,635	12,605
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/25	5,080	6,142
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/26	4,305	5,158
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/27	5,995	7,150
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/28	6,180	7,339
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29	3,190	3,776
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/30	6,535	7,730
	Conroe TX Independent School District GO	5.000%	2/15/26	8,190	10,070
	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/20	2,940	3,670
	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/21	4,525	5,715
	Dallas County TX Community College District GO	5.000%	2/15/27	2,690	3,174
	Dallas County TX GO	4.000%	2/15/14	2,375	2,445
	Dallas County TX GO	5.000%	2/15/15	1,845	1,996
	Dallas County TX Utility & Reclamation District GO	5.250%	2/15/25 (2)	11,245	12,511
	Dallas County TX Utility & Reclamation District GO	5.250%	2/15/25 (2)	11,245	12,511
	Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/26	11,385	12,717
	Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/27	14,130	15,704
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	2,295	2,801
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	1,195	1,438
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30	2,160	2,591
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/31	2,120	2,533
	Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	11,327
	Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	8,345	9,510
	Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,722
	Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,858
	Dallas TX GO	5.000%	2/15/15 (Prere.)	11,675	12,649
	Dallas TX GO	5.000%	2/15/21	5,000	6,304
	Dallas TX GO	5.000%	2/15/22	14,000	17,804
	Dallas TX Independent School District GO	5.000%	2/15/24	17,450	21,412
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/18	2,000	2,433

118

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/30	6,920	7,964
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	2,740	3,117
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/21	2,000	2,269
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/22	2,500	2,827
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/23	1,500	1,691
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/28	7,335	8,378
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/29	6,360	7,223
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	6,680	7,557
Denton TX Independent School District GO	5.000%	8/15/16	1,525	1,750
El Paso County TX GO	5.000%	2/15/31	5,000	5,795
El Paso County TX GO	5.000%	2/15/32	4,000	4,618
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	1,000	1,261
El Paso TX Water & Sewer Revenue	5.000%	3/1/23	1,035	1,288
El Paso TX Water & Sewer Revenue	5.000%	3/1/24	2,075	2,560
Fort Bend TX Independent School District GO	5.000%	8/15/17	1,560	1,846
Fort Worth TX GO	5.000%	3/1/17	5,090	5,917
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	7,233
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	7,527
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	7,298
Frisco TX GO	5.000%	2/15/17	1,000	1,160
Frisco TX Independent School District GO	5.000%	8/15/15	1,690	1,869
Frisco TX Independent School District GO	5.000%	8/15/16	4,205	4,824
Frisco TX Independent School District GO	5.000%	8/15/32	6,665	7,851
Garland TX Independent School District GO	5.000%	2/15/19	3,985	4,867
Garland TX Independent School District GO	5.000%	2/15/23	11,000	13,696
Gulf Coast TX Waste Disposal Authority Environmental Facilities Revenue
(BP Products North America Project) PUT	2.300%	9/3/13	7,375	7,423
Gulf Coast TX Waste Disposal Authority Environmental Facilities Revenue
(BP Products North America Project) PUT	2.300%	9/3/13	2,000	2,011
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/15	10,000	11,172
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/16	12,000	13,855
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/17	17,000	20,260
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System) VRDO	0.170%	5/1/13	27,735	27,735
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/19	4,000	4,792
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/20	10,225	12,031
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.625%	2/15/25	39,530	47,266
Harris County TX Cultural Education Facilities Finance Corp. Special Facilities Revenue
(Texas Medical Center) VRDO	0.180%	5/1/13 LOC	15,720	15,720
Harris County TX GO	5.000%	10/1/16	4,755	5,483
Harris County TX GO	5.000%	10/1/17	4,705	5,593
Harris County TX GO	5.000%	10/1/21	8,000	9,988
Harris County TX GO	5.000%	8/15/31	11,485	13,643
Harris County TX GO	5.000%	8/15/32	10,000	11,815
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	7.200%	12/1/14 (Prere.)	4,000	4,428
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	7.000%	12/1/18 (Prere.)	5,000	6,607
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Texas Children’s Hospital) VRDO	0.180%	5/1/13	30,000	30,000
Harris County TX Hospital District Revenue VRDO	0.220%	5/7/13 LOC	9,600	9,600
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/26	3,000	3,617
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/27	6,475	7,769
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/28	5,665	6,765
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.000%	11/1/13	3,290	3,362
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.000%	11/1/14	3,475	3,698
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.625%	11/1/19	4,535	5,416
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.875%	11/1/20	3,640	4,339
Harris County TX Metropolitan Transportation Authority Lease Revenue	6.000%	11/1/21	4,295	5,317
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	4,074
Harris County TX Toll Road Revenue	5.000%	8/15/14	1,000	1,060
Harris County TX Toll Road Revenue	5.000%	8/15/15	1,435	1,582
Harris County TX Toll Road Revenue	5.000%	8/15/18	1,500	1,809
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,437
Harris County TX Toll Road Revenue	5.000%	8/15/25	3,375	4,154
Harris County TX Toll Road Revenue	5.000%	8/15/27	22,160	26,796
Houston TX Airport System Revenue	5.000%	7/1/16	1,500	1,697
Houston TX Airport System Revenue	5.000%	7/1/18	1,750	2,083

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Houston TX Airport System Revenue	5.000%	7/1/19	1,750	2,054
	Houston TX Airport System Revenue	5.000%	7/1/20	2,130	2,477
	Houston TX Airport System Revenue	5.000%	7/1/25	1,000	1,184
	Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,522
	Houston TX Community College GO	5.000%	2/15/17	1,000	1,160
	Houston TX Community College GO	5.000%	2/15/33	20,155	23,740
	Houston TX Community College System Revenue	5.000%	4/15/21 (10)	9,200	10,309
	Houston TX GO	5.000%	3/1/17	17,880	20,763
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/15	5,600	6,129
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/17 (2)	13,760	12,742
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/18 (2)	16,285	14,506
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/21 (2)	22,720	17,013
	Houston TX Utility System Revenue	5.250%	5/15/13 (14)	3,500	3,507
	Houston TX Utility System Revenue	5.250%	5/15/14 (14)	2,500	2,629
	Houston TX Utility System Revenue	5.000%	11/15/16	3,730	4,296
	Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,500	16,151
	Houston TX Utility System Revenue	5.250%	11/15/29	16,650	20,380
	Houston TX Utility System Revenue	5.000%	11/15/30	14,670	17,290
	Houston TX Utility System Revenue	5.000%	11/15/30	8,020	9,452
	Houston TX Utility System Revenue	5.250%	11/15/30	23,805	28,950
	Houston TX Utility System Revenue	5.000%	11/15/31	10,000	11,719
	Houston TX Utility System Revenue	5.000%	11/15/31	10,335	12,112
	Houston TX Utility System Revenue	5.000%	11/15/31	5,010	5,871
	Houston TX Utility System Revenue	5.000%	11/15/32	10,000	11,669
	Houston TX Utility System Revenue	5.000%	11/15/32	8,190	9,557
	Houston TX Water & Sewer System Revenue	0.000%	12/1/25 (ETM)	8,525	6,230
2	Judson TX Independent School District GO TOB VRDO	0.240%	5/7/13 (12)	11,495	11,495
	Lake Travis TX Independent School District GO	5.000%	2/15/33	2,665	3,128
	Lower Colorado River Authority Texas Revenue	5.375%	5/15/13 (14)	390	391
	Lower Colorado River Authority Texas Revenue	5.375%	5/15/14 (14)	120	120
	Lower Colorado River Authority Texas Revenue	5.875%	5/15/14 (4)	1,075	1,080
	Lower Colorado River Authority Texas Revenue	5.875%	5/15/15 (4)	3,005	3,019
	Lower Colorado River Authority Texas Revenue	5.375%	5/15/16 (14)	1,090	1,095
	Lower Colorado River Authority Texas Revenue	5.375%	5/15/17 (14)	1,515	1,521
	Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
	Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	105	131
	Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
	Lower Colorado River Authority Texas Revenue	5.375%	5/15/20 (14)	660	663
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	11,481
	Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,385	2,755
	Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	10,389
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	11,241
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,559
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/32	13,955	16,059
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/33	8,500	9,750
	Lubbock TX GO	5.000%	2/15/23	700	869
	Lubbock TX GO	5.000%	2/15/27	5,735	6,788
	Lubbock TX GO	5.000%	2/15/29	4,335	5,068
	Lubbock TX GO	5.000%	2/15/30	6,660	7,755
	Lubbock TX GO	5.000%	2/15/31	4,120	4,782
	Mission TX Economic Development Corp. Solid Waste Disposal Revenue
	(Allied Waste Inc. Project) PUT	0.450%	7/1/13	10,000	10,000
	North Harris County TX Regional Water Authority Revenue	5.125%	12/15/23	7,410	8,782
	North Harris County TX Regional Water Authority Revenue	5.125%	12/15/24	5,895	6,987
	North Harris County TX Regional Water Authority Revenue	5.125%	12/15/25	5,250	6,180
	North Harris County TX Regional Water Authority Revenue	5.125%	12/15/26	6,225	7,328
	North Harris County TX Regional Water Authority Revenue	5.125%	12/15/27	8,920	10,334
	North Harris County TX Regional Water Authority Revenue	5.125%	12/15/28	8,040	9,296
	North Texas Tollway Authority System Revenue	5.500%	1/1/17	4,750	5,455
	North Texas Tollway Authority System Revenue	5.500%	1/1/18	4,000	4,729
	North Texas Tollway Authority System Revenue	6.000%	1/1/19	15,000	17,988
	North Texas Tollway Authority System Revenue	6.000%	1/1/20	22,100	26,370
	North Texas Tollway Authority System Revenue	6.000%	1/1/21	41,330	49,315
	North Texas Tollway Authority System Revenue	6.000%	1/1/22	26,045	30,987
	North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,220	53,923
	North Texas Tollway Authority System Revenue	6.000%	1/1/24	19,700	23,147
	North Texas Tollway Authority System Revenue	6.000%	1/1/25	11,035	12,966
	North Texas Tollway Authority System Revenue	6.000%	1/1/25	5,075	5,963
	North Texas Tollway Authority System Revenue	6.000%	1/1/26	4,395	5,186
	North Texas Tollway Authority System Revenue	6.000%	1/1/27	3,950	4,634
	North Texas Tollway Authority System Revenue	6.000%	1/1/28	3,220	3,795

120

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Texas Tollway Authority System Revenue	5.500%	9/1/28	1,250	1,518
North Texas Tollway Authority System Revenue	5.250%	9/1/29	4,130	4,908
North Texas Tollway Authority System Revenue	5.000%	1/1/30	6,810	7,803
North Texas Tollway Authority System Revenue	5.000%	9/1/30	3,150	3,670
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,521
North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,400	14,168
North Texas Tollway Authority System Revenue	5.000%	9/1/31	4,000	4,647
North Texas Tollway Authority System Revenue	5.000%	9/1/31	28,500	33,155
North Texas Tollway Authority System Revenue PUT	5.750%	1/1/16	75,000	84,763
2 North Texas Tollway Authority System Revenue TOB VRDO	0.230%	5/7/13 (13)	2,200	2,200
North Texas University Revenue	5.000%	4/15/20	1,500	1,814
Northside TX Independent School District GO PUT	0.950%	8/1/13	9,770	9,788
Panhandle-Plains TX Higher Education Authority Inc. Student Loan Revenue	1.084%	10/1/20	5,000	4,963
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/17	16,000	18,133
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/18	18,985	21,851
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/19	22,010	25,872
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20	9,455	11,158
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21	3,000	3,558
Sabine River Authority TX Pollution Control Revenue (Southwestern Electric Power Co. Project)	4.950%	3/1/18 (14)	16,000	17,804
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/20	1,000	1,195
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/15 (Prere.)	15,000	16,219
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/16 (Prere.)	25,450	28,600
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/16 (Prere.)	22,000	24,723
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/16 (Prere.)	9,750	10,957
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	20,000	25,364
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	6,060	7,708
San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	6,727
San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	7,136
San Antonio TX Independent School District GO	5.000%	8/15/28	6,000	7,192
San Antonio TX Independent School District GO	5.000%	8/15/29	5,000	5,970
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/20	2,250	2,770
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/22	9,100	11,008
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/29	4,375	5,232
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/30	2,000	2,436
Sugar Land TX GO	5.000%	2/15/30	3,445	4,087
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/30	40,335	44,772
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/17	8,570	9,791
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18	9,000	10,493
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	11,166
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	16,500	19,559
Temple TX GO	5.250%	8/1/23 (4)	1,665	1,957
Temple TX GO	5.250%	8/1/25 (4)	1,525	1,787
Texas A&M University System Permanent University Fund Revenue	5.250%	7/1/14 (Prere.)	14,925	15,789
Texas A&M University System Permanent University Fund Revenue	5.000%	7/1/19	3,335	4,124
Texas A&M University System Revenue Financing System Revenue	5.000%	5/15/13	5,535	5,546
Texas A&M University System Revenue Financing System Revenue	5.000%	7/1/30	3,940	4,641
Texas GO	5.000%	4/1/15	1,435	1,565
Texas GO	5.000%	8/1/17	3,165	3,743
Texas GO	5.250%	8/1/17	2,000	2,386
2 Texas GO TOB VRDO	0.180%	5/1/13	97,100	97,100
2 Texas GO TOB VRDO	0.180%	5/2/13	61,000	61,000
2 Texas GO TOB VRDO	0.220%	5/7/13	5,000	5,000
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	71,240	79,742
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21	6,000	6,844
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/21	10,475	12,207
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/22	3,485	4,084
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/23	8,000	8,944
Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26	24,890	31,328
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/27	12,000	13,102
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29	10,000	10,834
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/31	12,000	12,902
Texas Municipal Power Agency Revenue	0.000%	9/1/13 (ETM)	125	125
Texas Municipal Power Agency Revenue	0.000%	9/1/13 (14)	11,375	11,363
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (ETM)	125	124
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	5,540	5,502
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (ETM)	110	109

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	10,140	9,977
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	110	108
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (14)	22,795	22,078
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	415	401
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	31,295	29,696
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	32,000	40,200
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	47,500	60,486
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/15	2,000	2,199
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/18	75,000	82,496
Texas State University System Financing System Revenue	5.000%	3/15/23	1,650	2,092
Texas State University System Financing System Revenue	5.000%	3/15/25	750	931
Texas State University System Financing System Revenue	5.000%	3/15/27	1,200	1,460
Texas State University System Financing System Revenue	5.000%	3/15/28	3,870	4,536
Texas State University System Financing System Revenue	5.000%	3/15/30	3,255	3,775
Texas State University System Financing System Revenue	5.000%	3/15/31	4,480	5,179
Texas Tech University System Financing System Revenue	5.000%	2/15/23 (2)	10,040	11,225
Texas Tech University System Financing System Revenue	5.000%	2/15/24 (2)	11,940	13,342
Texas TRAN	2.500%	8/30/13	60,000	60,463
2 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.230%	5/7/13	7,400	7,400
Texas Transportation Commission Revenue	5.000%	4/1/16	2,000	2,261
Texas Transportation Commission Revenue	5.000%	4/1/19	10,000	11,290
Texas Transportation Commission Revenue	5.000%	4/1/20	8,850	9,967
Texas Transportation Commission Revenue	5.000%	4/1/20	20,000	23,189
Texas Transportation Commission Revenue	5.000%	4/1/21	10,555	11,877
Texas Transportation Commission Revenue	5.000%	4/1/21	23,405	27,108
Texas Transportation Commission Revenue	5.000%	4/1/22	5,000	5,783
Texas Transportation Commission Revenue	4.750%	4/1/24	9,500	10,592
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20 (2)	10,000	8,176
Texas Water Development Board Revenue	5.000%	7/15/20	3,800	4,682
Texas Water Development Board Revenue	5.000%	7/15/21	4,535	5,536
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,455
Texas Water Financial Assistance GO	5.000%	8/1/28	5,755	6,960
Texas Water Financial Assistance GO	5.000%	8/1/29	2,555	3,077
University of Houston Texas Revenue	4.000%	2/15/16	1,425	1,559
University of Houston Texas Revenue	4.750%	2/15/28 (4)	8,615	9,740
University of Houston Texas Revenue	5.000%	2/15/29	5,000	5,795
University of Texas Permanent University Fund Revenue	5.000%	8/15/20	9,785	11,272
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	2,700	3,401
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	5,000	6,374
University of Texas System Revenue Financing System Revenue	5.000%	8/15/31	9,835	11,862
University of Texas System Revenue Financing System Revenue	5.000%	8/15/32	4,180	5,026
Williamson County TX GO	5.000%	2/15/23	6,000	7,538
				3,107,014
Utah (0.4%)
Central Utah Water Conservancy District GO	5.000%	4/1/14	1,405	1,466
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	7,404
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,771
Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,557
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	909
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	8,245
Central Utah Water Conservancy District GO	5.000%	10/1/32	5,640	6,692
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/18	6,845	7,224
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/22	2,000	2,358
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/23	1,045	1,229
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.180%	5/1/13	10,240	10,240
Riverton UT Hospital Revenue (IHC Health Services Inc.)	5.000%	8/15/19	2,100	2,556
Salt Lake & Sandy UT Metropolitan Water District Revenue	5.000%	7/1/32	2,000	2,355
Salt Lake County UT GO	5.000%	12/15/15	5,000	5,602
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/27	4,060	4,770
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/28	4,260	4,994
Utah Board of Regents Student Loan Revenue	4.000%	11/1/15	24,000	26,111
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	13,040
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	5,029
Utah GO	5.000%	7/1/16	3,070	3,510
Utah GO	5.000%	7/1/16	23,735	27,138
Utah Transit Authority Sales Tax Revenue	5.250%	6/15/17 (4)	1,135	1,344
Utah Transit Authority Sales Tax Revenue	5.250%	6/15/18 (4)	3,100	3,772
				154,316

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Vermont (0.0%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue
(Fletcher Allen Health Care Project)	5.000%	12/1/22 (4)	8,000	9,035
Vermont Educational & Health Buildings Financing Agency Revenue (Middlebury College Project)	5.000%	11/1/31	4,130	4,914
				13,949
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	5,094
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	3,000	3,445
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	1,000	1,127
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/27	1,500	1,725
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,000	5,552
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	6,500	7,265
				24,208
Virginia (2.3%)
Arlington County VA GO	5.000%	8/15/17	5,955	7,065
Chesapeake VA Toll Road Revenue	5.000%	7/15/23	1,600	1,886
Fairfax County VA Economic Development Authority Revenue (Public Facilities Projects)	5.000%	4/1/18	1,280	1,525
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	2.000%	4/1/14	2,905	2,951
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/16	2,320	2,612
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/29	9,730	11,187
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/30	5,000	5,728
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/31	4,890	5,602
Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project)	5.000%	5/15/25	2,000	2,290
2 Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project) TOB VRDO	0.210%	5/7/13	4,590	4,590
Fairfax County VA Public Improvement GO	5.000%	10/1/16	12,950	14,937
Fairfax County VA Public Improvement GO	5.000%	10/1/17	10,320	12,293
Fairfax County VA Public Improvement GO	5.000%	10/1/18	10,320	12,611
Fairfax County VA Public Improvement GO	5.000%	4/1/19	2,050	2,462
Fairfax County VA Public Improvement GO	5.000%	4/1/20	10,940	13,775
Fairfax County VA Public Improvement GO	5.000%	10/1/21	4,315	5,547
Fairfax County VA Public Improvement GO	5.000%	10/1/22	10,315	13,095
Fairfax County VA Public Improvement GO	5.000%	10/1/23	7,315	9,221
Fairfax County VA Public Improvement GO	5.000%	10/1/24	10,315	12,922
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	2,500	3,128
Fairfax County VA Water Authority Revenue	5.000%	4/1/26	2,000	2,480
Hampton VA GO	4.000%	1/15/19	3,000	3,506
Hampton VA GO	5.000%	1/15/20	3,000	3,644
Loudoun County VA GO	5.000%	12/1/21	9,185	11,588
Louisa VA Industrial Development Authority Pollution Control Revenue
(Virginia Electric & Power Co. Project) PUT	5.375%	12/2/13	32,000	32,958
Louisa VA Industrial Development Authority Pollution Control Revenue
(Virginia Electric & Power Co. Project) PUT	5.375%	12/2/13	10,000	10,294
Newport News VA GO	4.000%	7/15/17	2,825	3,217
Norfolk VA Water Revenue	5.000%	11/1/15	550	613
Norfolk VA Water Revenue	5.000%	11/1/18	725	881
Norfolk VA Water Revenue	5.000%	11/1/19	2,615	3,238
Portsmouth VA GO	5.000%	7/1/14 (ETM)	175	185
Portsmouth VA GO	5.000%	7/1/14 (4)	3,355	3,541
Richmond VA GO	5.000%	7/15/16	4,120	4,704
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/21	2,500	3,008
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/22	3,040	3,651
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/23	3,000	3,573
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25	1,400	1,629
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25	10,375	11,740
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/26	1,475	1,709
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/26	2,425	2,562
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/31	19,405	20,354
4 Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15 (Prere.)	42,520	47,116
2 University of Virginia Revenue TOB VRDO	0.180%	5/1/13	7,400	7,400
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	12/1/13 (Prere.)	8,420	8,651
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	12/1/13 (Prere.)	10,000	10,275

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/17 (Prere.)	5,125	6,068
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/24	5,335	6,102
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/25	5,665	6,460
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/26	5,955	6,770
Virginia Beach VA GO	5.000%	4/1/18	3,250	3,915
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/16	1,020	1,145
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/17	1,000	1,161
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/18	10,595	12,215
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/19	18,575	22,644
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/19	10,415	12,697
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/22	1,000	1,264
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/28	5,840	6,917
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/15	3,000	3,319
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/17	11,035	13,032
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/18	8,010	9,113
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/19	8,430	9,591
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/20	8,855	10,074
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/21	9,320	10,603
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/22	9,105	10,359
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/22	18,000	22,841
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/18	8,115	9,751
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/19	8,520	10,452
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/22	2,000	2,541
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22	10,000	12,732
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/23	2,000	2,533
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/24	2,790	3,502
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/24	21,000	26,170
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/24	1,800	2,255
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/25	10,000	12,335
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/25	5,035	6,243
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/26	5,040	6,189
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/26	2,000	2,454
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/27	2,100	2,559
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27	13,765	16,486
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27	12,560	15,218
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/27	5,260	6,408
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/30	30,140	35,502
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/31	31,550	37,038
Virginia Public Building Authority Facility Revenue VRDO	0.220%	5/7/13	8,200	8,200
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/16	11,940	13,655
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/17	7,815	9,213
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/22	14,000	17,871
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/25	11,540	14,011
Virginia Public Building Authority Revenue	5.000%	8/1/14 (Prere.)	10,000	10,588
Virginia Public School Authority Revenue	5.000%	8/1/13	5,060	5,122
Virginia Public School Authority Revenue	5.000%	8/1/13 (Prere.)	8,865	8,972
Virginia Public School Authority Revenue	5.000%	8/1/17	10,660	12,568
Virginia Public School Authority Revenue	5.000%	8/1/19	16,220	19,984
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	3,061
Virginia Public School Authority Revenue	5.000%	8/1/24	5,480	6,842
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	2.375%	11/1/15	10,000	10,335
York County VA Economic Development Authority Pollution Control Revenue
(VA Electric & Power Co. Project) PUT	4.050%	5/1/14	13,250	13,645
				888,669

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington (2.2%)
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/15 (14)	6,400	6,293
Clark County WA GO	4.750%	12/1/14 (Prere.)	3,275	3,505
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/19	25,000	30,733
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20	20,000	24,972
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/15	6,710	7,376
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/16	9,735	11,098
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/18	14,000	16,869
King County WA (Bellevue School District) GO	5.000%	12/1/27	16,505	19,656
King County WA (Bellevue School District) GO	5.000%	12/1/28	17,335	20,531
King County WA (Bellevue School District) GO	5.000%	12/1/29	18,200	21,410
King County WA GO	5.000%	7/1/17	5,360	6,308
King County WA Sewer Revenue	5.250%	1/1/27	1,890	2,280
2 King County WA Sewer Revenue TOB VRDO	0.240%	5/7/13	6,950	6,950
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/17	1,000	1,161
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/20	3,000	3,634
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/22	5,525	6,613
Port of Seattle WA Revenue	5.000%	3/1/21 (14)	5,000	5,348
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,406
Port of Seattle WA Revenue	5.000%	8/1/27	8,635	10,273
Port of Seattle WA Revenue	5.000%	8/1/28	7,485	8,866
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,926
Port of Seattle WA Revenue	5.000%	8/1/30	8,000	9,376
Port of Seattle WA Revenue	5.000%	8/1/31	5,500	6,426
University of Washington Revenue	5.000%	4/1/15	9,830	10,711
University of Washington Revenue	5.000%	7/1/27	6,925	8,447
University of Washington Revenue	5.000%	4/1/28	10,195	12,088
University of Washington Revenue	5.000%	7/1/28	11,490	13,925
University of Washington Revenue	5.000%	7/1/29	5,000	6,014
University of Washington Revenue	5.000%	4/1/30	9,315	10,927
University of Washington Revenue	5.000%	7/1/30	10,495	12,566
University of Washington Revenue	5.000%	4/1/31	10,500	12,277
University of Washington Revenue	5.000%	4/1/32	11,375	13,273
University of Washington Revenue	5.000%	7/1/32	5,000	5,951
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/19	3,445	4,191
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/20	3,185	3,909
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23	5,435	6,823
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25	5,260	6,485
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	6,175	7,533
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	12,456
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	8,852
Washington GO	5.700%	10/1/15 (4)	5,950	6,306
Washington GO	5.000%	7/1/17	32,460	38,156
Washington GO	5.000%	2/1/18	9,165	10,923
Washington GO	5.000%	7/1/18	40,000	48,198
Washington GO	5.000%	7/1/19	6,940	8,518
Washington GO	0.000%	6/1/20 (3)	5,500	4,853
Washington GO	5.000%	7/1/20	10,000	11,755
Washington GO	5.000%	8/1/20	4,845	5,946
Washington GO	5.000%	7/1/23	31,290	40,021
Washington GO	5.000%	7/1/23	10,000	12,540
Washington GO	5.000%	7/1/24	37,090	47,028
Washington GO	5.000%	7/1/24	5,000	6,220
Washington GO	5.000%	1/1/25	1,750	2,112
Washington GO	5.000%	2/1/28	10,000	11,821
Washington GO	5.000%	2/1/29	6,790	8,009
Washington GO	5.000%	2/1/29	9,650	11,333
Washington GO	5.000%	7/1/30	5,000	5,738
Washington GO	5.000%	8/1/30	20,980	24,749
Washington GO	5.000%	8/1/30	10,000	12,090
Washington GO	5.000%	6/1/31	5,250	6,155
Washington GO	5.000%	2/1/32	6,170	7,233
Washington GO	5.000%	6/1/32	5,500	6,422
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,338
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	4,572
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	5,043
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	7,633
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	6,342
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/23 (4)	3,425	3,926
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/24 (4)	3,550	4,047

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,675	4,158
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,625	4,102
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,550	3,984
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,800	4,264
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/27 (4)	3,925	4,372
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/18	23,000	27,328
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/24	19,830	22,380
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/21	2,580	2,928
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/22	3,005	3,376
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/23	4,470	5,001
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/24	2,000	2,219
Washington Housing Finance Commission Multi-Family Housing Revenue
(Emerald Heights Project)	5.000%	7/1/28	1,675	1,891
Washington Housing Finance Commission Multi-Family Housing Revenue
(Emerald Heights Project)	5.000%	7/1/33	2,840	3,168
Washington State University General Revenue	5.000%	10/1/28	3,070	3,644
Washington State University General Revenue	5.000%	10/1/29	3,070	3,619
Washington State University General Revenue	5.000%	10/1/30	3,140	3,686
Washington State University General Revenue	5.000%	10/1/31	3,170	3,708
Washington State University General Revenue	5.000%	10/1/32	1,600	1,864
				871,157
West Virginia (0.2%)
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/19	1,395	1,688
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/21	3,500	4,227
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/22	2,055	2,455
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/23	1,745	2,063
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/25	2,445	2,852
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/27	5,085	5,846
West Virginia Economic Development Authority Pollution Control Revenue
(Appalachian Power Co. - Amos Project) PUT	4.850%	9/4/13	3,000	3,042
West Virginia Economic Development Authority Pollution Control Revenue
(Appalachian Power Co. - Amos Project) PUT	4.850%	9/4/13	10,000	10,140
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/25	2,000	2,401
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/27	1,500	1,766
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/28	2,000	2,342
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/29	2,000	2,326
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/17	6,335	7,221
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/18	4,985	5,793
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/19	2,990	3,515
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/20	3,430	3,976
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.125%	9/1/21	3,265	3,753
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.000%	6/1/18	1,920	2,274
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.000%	6/1/24	12,620	14,410
West Virginia School Building Authority Excess Lottery Revenue	5.250%	7/1/20	2,500	2,994
West Virginia School Building Authority Excess Lottery Revenue	5.250%	7/1/22	5,810	6,928
West Virginia University Revenue	5.000%	10/1/17	1,500	1,761
West Virginia University Revenue	5.000%	10/1/30	3,000	3,487
				97,260
Wisconsin (0.6%)
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/18	1,640	1,989
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/19	3,705	4,583
Milwaukee WI GO	5.000%	5/1/18	11,655	13,965
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,496
Wisconsin Clean Water Revenue	4.000%	6/1/16	720	797
Wisconsin Clean Water Revenue	4.000%	6/1/17	1,000	1,134
Wisconsin Clean Water Revenue	5.000%	6/1/24	5,500	6,988
Wisconsin GO	5.000%	5/1/13	2,500	2,500
Wisconsin GO	5.000%	5/1/13 (14)	2,000	2,000
Wisconsin GO	5.500%	5/1/13 (14)	7,000	7,001
Wisconsin GO	5.000%	5/1/14	3,500	3,668
Wisconsin GO	5.000%	5/1/14 (14)	7,390	7,745
Wisconsin GO	5.000%	5/1/15	3,000	3,278
Wisconsin GO	5.500%	5/1/15 (14)	15,000	16,539
Wisconsin GO	5.000%	5/1/16	4,000	4,536
Wisconsin GO	5.000%	5/1/16 (14)	6,000	6,554
Wisconsin GO	5.000%	5/1/17	4,000	4,678
Wisconsin GO	5.000%	11/1/17	4,500	5,343
Wisconsin GO	5.000%	5/1/18	3,800	4,559

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin GO	5.000%	5/1/19	7,135	8,508
Wisconsin GO	5.000%	5/1/22	3,500	4,262
Wisconsin GO	5.000%	5/1/27	1,400	1,689
Wisconsin GO	6.000%	5/1/27	10,000	12,335
Wisconsin GO	5.000%	5/1/28	2,060	2,469
Wisconsin GO	5.000%	5/1/29	1,715	2,040
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/19	4,110	4,954
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20	3,240	3,928
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/21	5,230	6,248
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/22	3,295	3,880
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/28	8,500	9,518
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	13,343
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	5.375%	8/15/24	5,900	6,955
Wisconsin Health & Educational Facilities Authority Revenue (Felician Services Inc.) VRDO	0.240%	5/7/13 LOC	9,655	9,655
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/22	1,100	1,366
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/24	700	853
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/25	1,825	2,206
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/26	1,570	1,879
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/27	2,000	2,374
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/28	1,865	2,203
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/29	1,500	1,759
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	1,660	1,938
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	11,800	13,154
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32	4,000	4,602
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/33	3,500	4,014
Wisconsin Transportation Revenue	5.000%	7/1/17	3,000	3,522
Wisconsin Transportation Revenue	5.000%	7/1/19	8,840	10,850
Wisconsin Transportation Revenue	5.000%	7/1/29	5,100	5,735
				247,592
Total Tax-Exempt Municipal Bonds (Cost $35,815,496)				38,628,968

			Shares
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
5 Vanguard Municipal Cash Management Fund (Cost $402,394)	0.204%		402,393,852	402,394
Total Investments (99.4%) (Cost $36,217,890)				39,031,362
Other Assets and Liabilities (0.6%)
Other Assets				566,279
Liabilities				(345,894)
				220,385
Net Assets (100%)				39,251,747

Intermediate-Term Tax-Exempt Fund

At April 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	36,489,743
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(42,066)
Unrealized Appreciation (Depreciation)
Investment Securities	2,813,472
Futures Contracts	(9,402)
Net Assets	39,251,747

Investor Shares—Net Assets
Applicable to 433,464,121 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,253,956
Net Asset Value Per Share—Investor Shares	$14.43

Admiral Shares—Net Assets
Applicable to 2,287,087,313 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,997,791
Net Asset Value Per Share—Admiral Shares	$14.43

• See Note A in Notes to Financial Statements.
1 Adjustable-rate security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the aggregate value of these securities was $1,103,311,000, representing 2.8% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2013.
4 Securities with a value of $5,834,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.0%)
Alabama (0.6%)
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/37	9,945	11,328
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/42	3,325	3,722
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/40	5,000	5,961
Auburn University Alabama General Fee Revenue	5.000%	6/1/42	8,455	9,704
Birmingham AL GO	0.000%	3/1/27	2,500	2,405
Birmingham AL GO	0.000%	3/1/37	2,500	2,298
East Alabama Health Care Authority Health Care Facilities Revenue
(East Alabama Medical Center) PUT	5.000%	9/1/13 (Prere.)	5,000	5,079
Houston County AL Health Care Authority Revenue	5.250%	10/1/30 (2)	9,000	9,223
Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35	2,000	2,213
				51,933
Alaska (0.2%)
Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41	6,000	7,011
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/21	6,000	7,341
				14,352
Arizona (1.8%)
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/31	2,000	2,340
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/32	2,365	2,748
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/37	3,750	4,310
Arizona COP	5.000%	9/1/23 (4)	12,140	13,596
Arizona Health Facilities Authority Revenue (Banner Health)	5.500%	1/1/38	12,500	13,875
Arizona State University COP	5.375%	7/1/13 (14)	2,905	2,917
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/21	4,190	5,242
Arizona Transportation Board Highway Revenue	5.000%	7/1/14 (Prere.)	5,000	5,276
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	15,265	19,000
Arizona Transportation Board Highway Revenue	5.000%	7/1/34	8,925	10,393
Arizona Transportation Board Highway Revenue	5.000%	7/1/36	2,500	2,896
Maricopa County AZ Industrial Development Authority Hospital System Revenue
(Samaritan Health Services)	7.000%	12/1/16 (ETM)	8,650	9,828
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	6,112
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/21	4,000	4,845
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/22	6,375	7,639
Phoenix AZ Civic Improvement Corp. Airport Revenue (Light Rail Project)	5.000%	7/1/19 (2)	15,000	15,813
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21 (14)	5,135	5,704
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/34	10,000	11,582
Salt Verde AZ Financial Project Revenue	5.250%	12/1/24	1,265	1,490
Salt Verde AZ Financial Project Revenue	5.250%	12/1/27	585	692
				146,298
Arkansas (0.1%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (ETM)	2,870	3,057
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/31	2,170	2,601
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/32	2,845	3,387
				9,045
California (16.3%)
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30 (2)	5,000	2,137
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/31 (14)	8,450	3,743
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/33 (14)	12,000	4,750
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	11,000	12,433
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	8,000	9,349
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.320%	4/1/24	10,000	10,041
Beverly Hills CA Unified School District GO	0.000%	8/1/24	6,500	4,776
Beverly Hills CA Unified School District GO	0.000%	8/1/25	10,500	7,390
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	7,650	9,048
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	5,000	6,226
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	5,375	6,315
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	5,000	6,154
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/23	17,405	22,496
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27	7,560	8,895
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29	10,000	11,917
California Economic Recovery GO	5.000%	7/1/14 (Prere.)	4,145	4,373
California Economic Recovery GO	5.000%	7/1/15	5,990	6,328
California Economic Recovery GO	5.250%	7/1/21	8,750	10,706
California Educational Facilities Authority Revenue (California Institute of Technology)	5.000%	11/1/39	7,000	7,901
California Educational Facilities Authority Revenue (University of Southern California)	5.000%	10/1/38	5,000	5,768
California Educational Facilities Authority Revenue (University of Southern California)	5.250%	10/1/38	1,000	1,170
California Educational Facilities Authority Revenue (University of Southern California)	5.250%	10/1/39	5,000	5,810
California GO	5.250%	11/1/13 (Prere.)	2,000	2,050
California GO	5.000%	2/1/14 (Prere.)	3,565	3,687

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	2/1/14 (Prere.)	1,500	1,551
California GO	5.000%	6/1/19 (14)	4,500	5,236
California GO	5.000%	9/1/20	5,130	5,840
California GO	5.000%	10/1/20	10,000	12,338
California GO	5.250%	9/1/22	11,500	14,623
California GO	5.250%	9/1/24	12,500	15,374
California GO	5.625%	4/1/26	21,900	26,402
California GO	5.000%	10/1/27	4,500	5,362
California GO	6.000%	3/1/33	4,000	4,923
California GO	6.500%	4/1/33	41,500	51,902
California GO	6.000%	11/1/35	10,000	12,250
California GO	5.000%	9/1/36	3,250	3,685
California GO	4.500%	10/1/36	1,500	1,575
California GO	5.000%	2/1/38	10,000	11,318
California GO	6.000%	4/1/38	10,340	12,408
California GO	6.000%	11/1/39	5,000	6,074
California GO	5.250%	11/1/40	18,000	21,005
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/39	5,500	6,411
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.625%	7/1/35	5,000	5,753
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/39	4,500	5,404
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/51	15,000	16,834
California Health Facilities Financing Authority Revenue (Pomona Valley Hospital Medical Center)	5.750%	7/1/15 (14)	5,180	5,195
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	9,433
California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/51	8,325	9,308
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/31	6,000	7,326
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/38	4,000	4,429
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/42	15,000	18,556
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	6.250%	2/1/39	15,000	16,215
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/40	5,000	5,775
California Public Works Board Lease Revenue (Community Colleges)	5.625%	3/1/16 (2)	7,195	7,226
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/26	6,000	6,923
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27	2,500	2,863
California Public Works Board Lease Revenue (Department of General Services)	6.250%	4/1/34	10,000	12,139
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/20	2,000	2,458
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27	5,000	5,691
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/28	4,000	4,520
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/30	3,205	3,627
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/37	13,705	15,026
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37	5,000	5,508
California State University Revenue Systemwide	5.000%	11/1/32 (4)	10,000	11,147
California State University Revenue Systemwide	5.250%	11/1/34	8,600	9,900
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	5,000	5,550
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	7,000	7,626
California Statewide Communities Development Authority Revenue (Trinity Health)	5.000%	12/1/41	10,500	11,858
California Statewide Communities Development Authority Senior Living Revenue
(Southern California Presbyterian Homes)	7.250%	11/15/41	3,000	3,515
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.750%	5/15/32	4,000	4,357
Chabot-Las Positas CA Community College District GO	5.000%	8/1/27	4,175	5,034
Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	12,032
Contra Costa CA Community College District GO	4.000%	8/1/29	5,725	6,160
Gilroy CA School Facilities Finance Authority Revenue	5.000%	8/1/46	5,000	5,522
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13 (Prere.)	26,020	26,126
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	10,825	10,881
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	20,000	20,111
Golden State Tobacco Securitization Corp. California	5.750%	6/1/47	5,345	5,078
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	15,770	17,445
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	6,171
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/31	2,225	2,707
Irvine CA Reassessment District No. 05-21 Improvement Revenue VRDO	0.190%	5/1/13 LOC	12,100	12,100
Kern County CA GO	6.000%	8/1/35 (12)	2,500	2,976
Los Angeles CA Community College District GO	5.000%	8/1/28	6,600	7,626
Los Angeles CA Community College District GO	6.000%	8/1/33	10,000	12,379
Los Angeles CA Community College District GO	5.250%	8/1/39	3,000	3,611
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/40	10,000	11,295
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	18,270	21,893
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31 (4)	12,500	13,508
Los Angeles CA Department of Water & Power Revenue	5.375%	7/1/38	4,000	4,664
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	5,000	5,702

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA GO	5.000%	9/1/22	3,475	4,332
Los Angeles CA GO	5.000%	9/1/22	9,745	12,149
Los Angeles CA Unified School District GO	5.250%	7/1/13 (Prere.)	9,000	9,077
Los Angeles CA Unified School District GO	5.000%	7/1/25 (3)	10,000	10,904
Los Angeles CA Unified School District GO	5.000%	7/1/25 (4)	6,980	8,077
Los Angeles CA Unified School District GO	5.000%	7/1/26 (4)	7,435	8,493
Los Angeles CA Unified School District GO	5.000%	7/1/26 (4)	27,240	31,116
Los Angeles CA Unified School District GO	5.000%	7/1/26	6,950	8,254
Los Angeles CA Unified School District GO	5.000%	7/1/27	7,295	8,545
Los Angeles CA Unified School District GO TOB VRDO	0.180%	5/1/13	10,000	10,000
Los Angeles CA Wastewater System Revenue	5.750%	6/1/28	11,080	13,506
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/21	7,000	8,927
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/30	3,500	4,004
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/31	2,790	3,175
M-S-R California Public Power Agency Revenue (San Juan Project)	6.750%	7/1/20 (ETM)	7,765	9,546
Metropolitan Water District of Southern California Revenue	5.000%	7/1/30	3,000	3,619
Metropolitan Water District of Southern California Revenue	5.000%	7/1/35	5,000	5,813
Modesto CA Irrigation District COP	5.500%	7/1/35	5,700	6,395
Modesto CA Irrigation District Financing Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	18,910	23,775
Mount Diablo CA Unified School District GO	5.000%	6/1/37	5,740	6,537
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	6.000%	12/1/40	3,500	4,325
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/19 (12)	4,000	4,730
Palomar Pomerado Health California GO	0.000%	8/1/37	5,000	1,547
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,000	8,984
Sacramento CA Municipal Utility District Revenue	6.500%	9/1/13 (14)	2,435	2,483
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26	4,750	5,754
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27	1,385	1,664
Sacramento CA Regional Transit District Farebox Revenue	5.000%	3/1/42	3,250	3,574
Sacramento County CA Airport Revenue	6.000%	7/1/41	10,500	12,389
2 San Bernardino CA Community College District GO	4.000%	8/1/27	10,000	10,694
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	18,303
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	5,770	6,907
San Diego CA Unified School District GO	0.000%	7/1/13 (ETM)	7,160	7,158
San Diego CA Unified School District GO	5.500%	7/1/22 (14)	9,160	11,688
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	4,740
San Diego CA Unified School District GO	0.000%	7/1/40	7,500	2,187
San Diego CA Unified School District GO	0.000%	7/1/41	10,000	2,779
San Francisco CA City & County International Airport Revenue	6.000%	5/1/39	10,000	12,047
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/30	6,500	7,724
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	5,333
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20 (2)	11,415	11,984
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27 (14)	5,000	5,159
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Youth Services Campus)	5.000%	7/15/33	5,000	5,643
San Ramon Valley CA Unified School District GO	5.000%	8/1/23	2,500	3,176
San Ramon Valley CA Unified School District GO	5.000%	8/1/24	2,810	3,514
San Ramon Valley CA Unified School District GO	4.000%	8/1/27	1,250	1,392
San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,351
San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,351
San Ramon Valley CA Unified School District GO	4.000%	8/1/29	3,495	3,837
Santa Monica CA Community College District GO	0.000%	8/1/25	2,165	1,480
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	2,720	2,878
Simi Valley CA School Financing Authority Revenue	5.000%	8/1/27 (4)	10,000	11,621
Southern California Public Power Authority Revenue	5.000%	7/1/27	5,000	5,931
Southern California Public Power Authority Revenue	5.000%	7/1/29	2,670	3,118
Southern California Public Power Authority Revenue (Transmission Project)	0.000%	7/1/14	8,500	8,436
State Center California Community College District GO	5.000%	8/1/31 (4)	16,100	17,612
Tobacco Securitization Authority Revenue (Northern California Tobacco Settlement)	5.375%	6/1/38	2,500	2,258
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	4,275	4,616
University of California Revenue	4.500%	5/15/31 (4)	14,920	15,585
Ventura County CA Community College District GO	5.500%	8/1/33	12,000	14,111
Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/38	7,000	7,861
Victor Valley CA Community College District GO	6.000%	8/1/39	12,000	14,460
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	8,985	9,786
				1,317,337
Colorado (2.0%)
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31	4,000	4,645
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,834
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	2/1/41	4,000	4,416
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	5,000	5,337
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/40	2,035	2,221

Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Colorado Springs CO Utility System Revenue	5.000%	11/15/13 (Prere.)	12,725	13,054
	Denver CO City & County Airport Revenue	5.000%	11/15/32	4,000	4,602
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/13 (14)	10,000	9,935
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/15 (14)	5,795	5,503
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/16 (14)	10,185	9,405
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19 (14)	13,000	10,736
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23 (14)	20,775	13,908
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25 (14)	9,700	5,802
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	16,500	7,250
	Northwest Parkway Public Highway Authority Colorado Convertible Revenue	5.700%	6/15/16 (Prere.)	15,000	17,367
	Northwest Parkway Public Highway Authority Colorado Convertible Revenue	5.800%	6/15/16 (Prere.)	16,000	18,574
	Regional Transportation District of Colorado Sales Tax Revenue
	(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/34	5,000	5,800
	Regional Transportation District of Colorado Sales Tax Revenue
	(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/41	11,500	13,404
	University of Colorado Enterprise System Revenue	5.750%	6/1/28	1,000	1,229
					159,022
Connecticut (1.2%)
	Connecticut GO	5.000%	12/1/19	8,225	10,171
	Connecticut GO	5.000%	12/1/20	10,000	12,232
	Connecticut GO	5.000%	11/1/22	7,150	8,978
	Connecticut GO	5.000%	6/1/23	5,000	6,270
	Connecticut GO	5.000%	10/15/23	2,500	3,151
	Connecticut GO	5.000%	10/15/24	5,925	7,421
	Connecticut GO	5.000%	4/15/25	10,000	12,294
	Connecticut GO	5.000%	4/15/26	5,000	6,093
	Connecticut GO	5.000%	10/15/26	4,140	5,078
	Connecticut GO	5.000%	10/15/31	1,850	2,193
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University)	5.000%	11/1/25	1,860	2,252
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University)	5.000%	11/1/26	1,955	2,345
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University)	5.000%	11/1/27	1,850	2,200
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/37	8,500	9,338
	Hartford CT GO	5.000%	4/1/27	1,650	1,940
	Hartford CT GO	5.000%	4/1/28	3,565	4,163
					96,119
District of Columbia (1.1%)
	District of Columbia Income Tax Revenue	5.000%	12/1/30	10,000	11,978
	District of Columbia Income Tax Revenue	5.000%	12/1/31	10,000	11,931
	District of Columbia Income Tax Revenue	5.000%	12/1/32	10,000	11,875
	District of Columbia Income Tax Revenue	5.000%	12/1/35	14,875	17,486
	District of Columbia Revenue (American University) VRDO	0.180%	5/1/13 LOC	8,700	8,700
	District of Columbia Revenue (Georgetown University)	5.500%	4/1/36	5,000	5,503
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/37	8,000	9,233
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/39	13,000	15,191
					91,897
Florida (6.4%)
	Broward County FL Airport System Revenue	5.000%	10/1/37	12,500	14,046
	Broward County FL Sales Tax Revenue (Main Courthouse Project)	5.250%	10/1/36	15,000	17,273
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.500%	6/1/14	7,500	7,921
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	6,000	6,758
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	6,000	6,983
	Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	10,000	11,092
	Florida Board of Education Lottery Revenue	5.000%	7/1/22 (2)	12,995	15,226
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13 (Prere.)	5,000	5,069
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13 (Prere.)	11,900	12,068
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19 (3)	8,000	8,825
	Florida Board of Education Public Education Capital Outlay GO	5.500%	6/1/19	5,565	6,993
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/34	2,695	3,120
3	Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.220%	5/7/13	3,000	3,000
	Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20	8,175	9,573
	Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/21	8,610	10,179
	Florida Department of Transportation GO	5.000%	7/1/14 (Prere.)	9,750	10,383
	Gainesville FL Utilities System Revenue VRDO	0.180%	5/1/13	11,500	11,500
	Highlands County FL Health Facilities Authority Hospital Revenue
	(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	245	273
	Highlands County FL Health Facilities Authority Hospital Revenue
	(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	185	206
	Highlands County FL Health Facilities Authority Hospital Revenue
	(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	245	285
	Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/18 (14)	6,130	6,250

132

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/19 (14)	6,390	6,514
Hillsborough County FL Industrial Development Authority Hospital Revenue
(H. Lee Moffitt Cancer Center Project)	5.250%	7/1/27	4,085	4,437
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/34	12,750	14,125
Hillsborough County FL Industrial Development Authority Revenue
(University Community Hospital)	6.500%	8/15/19 (ETM)	3,500	4,286
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/33	3,500	3,998
Jacksonville FL Transportation Revenue	5.000%	10/1/31	2,000	2,310
Key West FL Utility Board Election Revenue	5.000%	10/1/31 (14)	5,000	5,478
Lee Memorial Health System Florida Hospital Revenue	5.250%	4/1/35 (14)	12,730	13,635
Marion County FL Hospital District Health System Improvement Revenue
(Munroe Regional Health System)	5.000%	10/1/29	7,750	8,320
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/21	2,000	2,471
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24	2,165	2,619
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/25	4,000	4,797
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25	4,720	5,756
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26	4,420	5,250
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/27	5,000	5,889
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	14,165	16,047
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30	4,270	4,813
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/35	5,200	5,932
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/41	8,000	9,110
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.250%	4/1/18	3,000	3,322
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.250%	4/1/19	2,505	2,778
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/26 (2)	17,240	19,286
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/40	6,500	7,096
Miami-Dade County FL School Board COP	5.250%	5/1/29 (12)	5,850	6,659
Miami-Dade County FL School Board COP	5.250%	5/1/30 (12)	10,000	11,294
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	10,000	11,263
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/37	2,500	2,792
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/37	7,000	7,941
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/39	5,265	5,896
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/30	11,265	13,151
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/35	10,000	11,356
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/33	3,555	4,150
Palm Beach County FL Criminal Justice Facilities Revenue	7.200%	6/1/15 (14)	4,000	4,503
Palm Beach County FL Public Improvement Revenue	5.000%	5/1/38	5,000	5,639
Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/28	20,000	23,660
Polk County FL Public Facilities Revenue	5.000%	12/1/30 (14)	17,835	19,288
Port St. Lucie FL Revenue	6.250%	9/1/27 (12)	8,000	9,092
Putman County FL Authority Pollution Control Revenue
(Seminole Electric Cooperative Inc. Project) PUT	5.350%	5/1/18 (2)	4,300	5,074
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.625%	7/1/39	5,000	5,535
Seminole County FL School Board COP	5.000%	7/1/22 (4)	1,990	2,257
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.000%	8/15/32	8,000	8,898
Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	12,000	14,107
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	1,000	1,169
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/28	1,700	1,956
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/29	1,950	2,228
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/33	7,407	8,428
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/30	1,525	1,863
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/31	1,600	1,949
				515,440
Georgia (2.5%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21	3,360	4,049
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/33 (4)	10,020	10,467
Atlanta GA Airport Revenue	5.000%	1/1/33	2,615	2,965
Atlanta GA Airport Revenue	5.000%	1/1/33	5,000	5,668
Atlanta GA Airport Revenue	5.000%	1/1/34	2,750	3,113
Atlanta GA Airport Revenue	5.000%	1/1/34	5,000	5,660
Atlanta GA Airport Revenue	5.000%	1/1/37	6,010	6,780
Atlanta GA Airport Revenue	5.000%	1/1/37	5,000	5,640
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/15 (4)	8,500	9,516
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33 (14)	26,425	26,506
Burke County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Vogtle Project)	5.500%	1/1/33	3,000	3,308
Cobb County GA Kennestone Hospital Authority Revenue	5.250%	4/1/41	10,000	11,201
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	13,833
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	2,000	2,333

Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/30	4,315	5,054
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/39	5,000	5,685
	Georgia Road & Tollway Authority Revenue	5.000%	3/1/21	2,815	3,574
	Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	5,113
	Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,817
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	250	281
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20	1,055	1,206
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	10,305	11,896
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/25	15,000	18,332
	Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	6.250%	7/1/18	9,670	10,973
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	8,000	9,748
	Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.500%	1/1/26	7,000	8,323
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,734
	Private Colleges & University Authority of Georgia Revenue (Mercer University)	6.500%	11/1/15 (ETM)	3,860	4,218
					200,993
Hawaii (0.6%)
	Hawaii GO	5.000%	12/1/21	5,150	6,526
	Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,857
	Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,880
	Honolulu HI City & County GO	5.250%	4/1/28	8,000	9,391
	Honolulu HI City & County GO	5.250%	4/1/30	8,000	9,323
	Honolulu HI City & County GO	5.250%	8/1/33	2,000	2,401
	Honolulu HI City & County GO	5.250%	8/1/34	1,500	1,787
	Honolulu HI City & County Wastewater System Revenue	5.250%	7/1/36	5,000	5,893
	University of Hawaii Revenue	6.000%	10/1/38	2,500	3,006
					50,064
Idaho (0.2%)
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.250%	12/1/33	6,000	7,176
	Idaho Housing & Finance Association RAN	5.000%	7/15/22	6,465	7,575
					14,751
Illinois (7.8%)
	Chicago IL (City Colleges Capital Improvement Project) GO	0.000%	1/1/16 (14)	8,500	8,272
	Chicago IL Board of Education GO	0.000%	12/1/13 (2)	5,000	4,985
	Chicago IL Board of Education GO	0.000%	12/1/14 (2)	5,000	4,938
	Chicago IL Board of Education GO	5.000%	12/1/42	27,925	30,338
	Chicago IL GO	5.600%	1/1/16 (Prere.)	7,010	8,010
	Chicago IL GO	5.610%	1/1/16 (Prere.)	3,695	4,223
	Chicago IL GO	5.650%	1/1/16 (Prere.)	7,985	9,134
	Chicago IL GO	5.530%	1/1/20 (14)	5,000	5,555
	Chicago IL GO	5.000%	1/1/21 (4)	3,000	3,202
	Chicago IL GO	5.580%	1/1/22 (14)	5,000	5,548
	Chicago IL GO	5.000%	12/1/22	3,230	3,799
	Chicago IL GO	5.600%	1/1/24 (14)	2,480	2,753
	Chicago IL GO	5.610%	1/1/25 (14)	1,305	1,449
	Chicago IL GO	5.000%	1/1/28 (4)	7,500	8,114
	Chicago IL GO	5.650%	1/1/28 (14)	2,820	3,204
	Chicago IL GO	5.250%	1/1/35	5,000	5,541
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31	7,500	8,795
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25 (4)	17,000	19,467
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26 (4)	17,600	20,094
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/40	2,000	2,189
3	Chicago IL O’Hare International Airport Revenue TOB VRDO	0.370%	5/7/13 (12)	5,805	5,805
	Chicago IL Park District GO	5.000%	1/1/36	4,000	4,564
	Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	36,294
	Chicago IL Sales Tax Revenue	5.000%	1/1/29	4,265	4,788
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36	5,400	6,195
	Chicago IL Water Revenue	5.750%	11/1/30 (2)	12,000	14,969
	Cook County IL Forest Preservation District GO	5.000%	12/15/37	2,500	2,858
	Cook County IL GO	5.250%	11/15/28	6,000	7,085
	Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/23	4,695	5,950
	Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/34	4,250	4,810
	Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/37	4,000	4,509
	Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	5,000	5,996
	Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41 (4)	1,500	1,770
	Illinois Finance Authority Revenue (Central DuPage Health)	5.250%	11/1/39	4,000	4,509
	Illinois Finance Authority Revenue (Chicago University)	5.500%	8/15/36	15,000	17,547
	Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/39	10,000	10,733
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43	2,500	2,568
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.250%	5/15/47	9,670	9,928
	Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/33	3,000	3,288

134

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	11/15/29	15,000	18,687
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39	6,260	7,259
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41	6,000	6,546
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35	4,600	5,351
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/44	16,000	19,017
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.375%	3/1/35 (4)	5,000	5,553
Illinois Finance Authority Revenue (Trinity Health Corp.)	5.000%	12/1/30	3,000	3,454
Illinois Finance Authority Revenue (University of Chicago)	5.750%	7/1/33	7,750	9,327
Illinois Finance Authority Revenue (University of Chicago)	5.500%	7/1/37	10,000	11,878
Illinois GO	5.000%	8/1/20	10,000	11,708
Illinois GO	5.000%	3/1/21	4,000	4,683
Illinois GO	5.000%	8/1/21	7,000	8,227
Illinois GO	5.000%	8/1/24	9,000	10,297
Illinois GO	5.000%	8/1/25	2,000	2,269
Illinois Regional Transportation Authority Revenue	7.200%	11/1/20 (2)	19,155	23,003
Illinois Sales Tax Revenue	5.000%	6/15/17	3,000	3,510
Illinois Sports Facilities Authority Revenue	5.500%	6/15/30 (2)	10,000	10,888
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	7,095	7,781
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	2,600	2,930
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	3,465	3,885
Illinois Toll Highway Authority Revenue	5.500%	1/1/33	20,000	22,675
2 Illinois Toll Highway Authority Revenue	5.000%	1/1/38	10,000	11,309
Illinois Unemployment Insurance Fund Building Receipts Revenue	4.000%	6/15/20	5,000	5,201
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/20	4,500	4,845
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/14 (14)	16,100	15,931
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	4,870	1,860
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,183
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.250%	6/15/50	9,210	10,084
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/22	5,000	6,290
3 Metropolitan Pier & Exposition Authority Illinois Hospital Facilities Revenue TOB VRDO	0.570%	5/7/13 (ETM)	11,355	11,355
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/23	5,000	6,111
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	15,000	18,318
Springfield IL Water Revenue	5.000%	3/1/37	8,000	9,234
University of Illinois Auxiliary Facilities System Revenue	5.500%	4/1/31	3,000	3,482
Will County IL Community Unit School District No. 365-U (Valley View) GO	0.000%	11/1/13 (ETM)	10,000	9,988
				628,895
Indiana (1.5%)
Indiana Finance Authority Facilities Revenue (Wabash Valley Correctional Facility)	5.250%	7/1/19	2,500	3,069
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/39	3,000	3,402
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/42	9,000	9,955
Indiana Finance Authority Revenue
(Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/41	6,500	7,005
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.180%	5/1/13	5,100	5,100
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.190%	5/1/13	26,500	26,500
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.220%	5/1/13	4,300	4,300
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	7,962
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/39	7,045	7,609
Indiana Municipal Power Agency Revenue	5.750%	1/1/34	8,000	8,253
Indianapolis IN Local Public Improvement Bond Bank Revenue (Bank-Waterworks Project)	5.750%	1/1/38	10,000	11,379
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/29 (4)	5,245	6,144
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.750%	2/1/36	8,800	10,516
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14	8,250	8,723
				119,917
Iowa (0.1%)
Iowa Finance Authority Midwestern Disaster Area Revenue (Alcoa Inc. Project)	4.750%	8/1/42	11,000	10,930

Kansas (0.1%)
Burlington KS Pollution Control Revenue (Kansas Gas & Electric Co. Project)	4.850%	6/1/31 (14)	7,500	7,823

Kentucky (0.9%)
Kentucky Asset/Liability Commission General Fund Revenue	0.600%	11/1/17 (14)	7,425	7,428
Kentucky Asset/Liability Commission General Fund Revenue	0.720%	11/1/21 (14)	23,695	23,524
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.375%	8/15/24	5,000	5,857
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.000%	8/15/42	6,225	6,775

Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Kentucky Economic Development Finance Authority Hospital Revenue
	(Baptist Healthcare System Obligated Group) VRDO	0.210%	5/1/13 LOC	18,930	18,930
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/35	6,500	7,345
					69,859
Louisiana (1.5%)
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	6,880	7,518
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	5,000	5,463
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	8,065	8,813
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/26	7,500	9,134
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28 (10)	2,500	2,770
	Louisiana Local Government Environmental Facilities &
	Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/40	14,000	16,345
	Louisiana Public Facilities Authority Hospital Revenue
	(Franciscan Missionaries of Our Lady Health System Project)	5.000%	7/1/42	5,000	5,530
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.375%	5/15/43	10,000	10,562
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/28	4,000	4,647
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/29	3,000	3,460
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/32	2,500	2,850
	New Orleans LA GO	0.000%	9/1/13 (2)	9,000	8,975
	New Orleans LA GO	0.000%	9/1/16 (2)	5,785	5,307
	St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	4,000	4,416
	St. John Baptist Parish LA Revenue (Marathon Oil Corp. Project)	5.125%	6/1/37	7,500	7,954
	Tobacco Settlement Financing Corp. Louisiana Revenue	5.875%	5/15/39	14,500	14,580
					118,324
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Revenue
	(Eastern Maine Medical Center Obligated Group)	5.000%	7/1/43	5,000	5,418

Maryland (0.8%)
	Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22	4,000	4,948
	Maryland Economic Development Corp. Student Housing Revenue
	(University of Maryland College Park)	5.000%	6/1/28 (12)	500	523
	Maryland Economic Development Corp. Student Housing Revenue
	(University of Maryland College Park)	5.000%	6/1/33 (12)	2,500	2,603
	Maryland GO	5.000%	3/1/21	5,000	6,198
	Maryland GO	4.000%	3/1/25	5,000	5,700
	Maryland Health & Higher Educational Facilities Authority Revenue (Charlestown Community)	6.250%	1/1/41	5,000	5,719
	Maryland Health & Higher Educational Facilities Authority Revenue
	(Johns Hopkins Health System Obligated Group)	5.000%	7/1/30	1,000	1,174
	Maryland Health & Higher Educational Facilities Authority Revenue
	(Johns Hopkins Health System Obligated Group)	5.000%	7/1/32	2,000	2,329
	Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/38	10,000	11,167
	Maryland Health & Higher Educational Facilities Authority Revenue
	(University of Maryland Medical System)	7.000%	7/1/22 (14)	11,485	14,063
	Maryland Health & Higher Educational Facilities Authority Revenue
	(University of Maryland Medical System)	5.000%	7/1/43	8,500	9,283
	Maryland Health & Higher Educational Facilities Authority Revenue
	(Western Maryland Health System)	5.000%	7/1/34 (14)	2,900	3,043
					66,750
Massachusetts (3.9%)
	Massachusetts Bay Transportation Authority Assessment Revenue	5.250%	7/1/34	2,500	2,880
	Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21 (ETM)	6,680	7,631
	Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21	6,070	7,971
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/29 (14)	3,085	4,114
3	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.450%	5/7/13	10,328	10,327
3	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.570%	5/7/13	12,970	12,970
	Massachusetts College Building Authority Revenue	0.000%	5/1/17 (ETM)	7,460	7,225
	Massachusetts College Building Authority Revenue	5.000%	5/1/35	2,500	2,995
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26	8,000	9,227
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/27	8,000	9,168
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/35	5,000	5,720
	Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	5.500%	2/1/40	10,000	11,511
1	Massachusetts GO	0.600%	9/1/14	5,000	5,010
	Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.750%	7/1/31	8,500	9,443
	Massachusetts Health & Educational Facilities Authority Revenue (Children’s Hospital) VRDO	0.200%	5/1/13 LOC	3,200	3,200
	Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	5.500%	11/15/36	10,000	11,933
	Massachusetts Health & Educational Facilities Authority Revenue (Lahey Clinic Medical Center)	5.000%	8/15/30 (14)	7,460	7,975
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	15,485	17,121
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	2,400	2,654
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	7,755	8,575

136

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	10,000	11,057
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/23	10,000	12,610
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	745	810
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	8,275	9,359
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/14 (Prere.)	7,295	7,535
Massachusetts Special Obligation Dedicated Tax Revenue	5.750%	1/1/14 (Prere.)	10,000	10,362
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/27 (14)	7,190	9,147
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/21	5,160	6,581
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19 (ETM)	20,000	23,533
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31 (2)	21,000	23,446
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35 (14)	12,000	13,693
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35	5,000	5,868
Massachusetts Water Resources Authority Revenue	5.250%	8/1/42	5,000	5,889
Metropolitan Boston MA Transit Parking Corp. Revenue	5.250%	7/1/36	3,000	3,462
University of Massachusetts Building Authority Revenue	5.000%	11/1/39	9,000	10,414
				311,416
Michigan (1.8%)
Detroit MI GO	5.000%	4/1/15 (12)	2,875	2,981
Detroit MI GO	5.000%	4/1/16 (12)	3,015	3,117
Detroit MI GO	5.000%	4/1/17 (12)	3,170	3,230
Detroit MI Sewer System Revenue	5.125%	7/1/15 (Prere.)	3,970	4,364
Detroit MI Sewer System Revenue	5.500%	7/1/29 (14)	8,300	9,964
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	5,500	6,627
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/26 (4)	2,500	2,779
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	1/15/42	10,805	11,901
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/23	6,785	8,584
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/25	1,500	1,864
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/26	3,100	3,799
Michigan GO	5.250%	9/15/26 (4)	14,000	16,384
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.750%	11/15/39	5,000	5,693
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/46	12,000	12,660
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/39	9,000	10,461
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/24	10,000	11,723
Michigan Tobacco Settlement Financing Authority Revenue	5.250%	6/1/22	4,555	4,183
Michigan Tobacco Settlement Financing Authority Revenue	6.000%	6/1/34	10,675	10,043
Michigan Tobacco Settlement Financing Authority Revenue	6.000%	6/1/48	4,445	4,128
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39	8,000	9,153
				143,638
Minnesota (0.5%)
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System) VRDO	0.200%	5/1/13 LOC	5,400	5,400
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/32	4,250	5,168
Minnesota General Fund Revenue	5.000%	3/1/28	8,000	9,591
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/17	1,940	2,228
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/19	2,100	2,483
University of Minnesota Revenue	5.125%	4/1/34	1,250	1,464
University of Minnesota Revenue	5.000%	8/1/35	10,300	12,110
				38,444
Mississippi (0.3%)
Mississippi Development Bank Special Obligation Revenue
(Municipal Energy Agency Power Supply Project)	5.000%	3/1/36 (10)	10,000	10,278
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	11,472
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35	4,750	5,255
				27,005
Missouri (0.6%)
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	5.000%	6/1/35	11,660	11,963
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33	3,500	3,891
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Lester Cox Medical Center)	5.250%	6/1/15 (14)	3,295	3,391
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/37	12,750	15,027
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.375%	3/15/39	8,000	9,288
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.750%	1/1/29	5,000	5,550
				49,110
Nebraska (0.4%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,740
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.375%	4/1/39 (13)	3,000	3,472
Nebraska Educational Finance Authority Revenue (Creighton University) VRDO	0.180%	5/1/13 LOC	7,400	7,400
Omaha NE Public Power District Electric Revenue	5.500%	2/1/39	5,000	5,741
University of Nebraska Student Fee Revenue	5.000%	7/1/37	5,000	5,758
				28,111

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nevada (1.1%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	6,067
Clark County NV School District GO	5.000%	12/15/14 (Prere.)	12,590	13,542
Clark County NV School District GO	5.000%	6/15/19 (14)	9,155	10,110
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.625%	7/1/24	2,000	2,096
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.250%	7/1/31	11,710	12,451
Las Vegas Valley Water District Nevada GO	5.000%	6/1/27	1,050	1,250
Las Vegas Valley Water District Nevada GO	5.000%	6/1/29	7,470	8,820
Las Vegas Valley Water District Nevada GO	5.000%	6/1/30	7,845	9,194
Las Vegas Valley Water District Nevada GO	5.000%	2/1/31	2,125	2,382
3 Las Vegas Valley Water District Nevada GO TOB VRDO	0.250%	5/7/13	4,690	4,690
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/23 (4)	5,000	5,899
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/25 (4)	10,255	12,011
				88,512
New Hampshire (0.2%)
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	6.000%	8/1/38	2,400	2,800
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/34	1,375	1,487
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/42	2,050	2,218
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/38	5,000	6,022
				12,527
New Jersey (4.8%)
Hoboken-Union City-Weehawken NJ Sewerage Authority Revenue	6.250%	8/1/14 (ETM)	10,185	10,929
Hoboken-Union City-Weehawken NJ Sewerage Authority Revenue	6.250%	8/1/15 (ETM)	10,820	12,210
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/15 (Prere.)	6,515	7,060
1 New Jersey Economic Development Authority Revenue (School Facilities Construction)	1.920%	2/1/16	2,500	2,557
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	25,000	31,224
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	20,000	24,907
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	10,000	13,061
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27	8,000	9,353
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	11,786
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,430
New Jersey Economic Development Authority Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	22,000	24,376
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	3,285	3,609
New Jersey Educational Facilities Authority Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	3,000	3,370
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	12/1/32	7,250	9,020
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	9,331
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	4.250%	10/1/32	2,570	2,736
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	6.500%	10/1/38	950	987
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.210%	5/7/13	2,300	2,300
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	36,000	45,339
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/22	5,000	6,175
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	8,500	10,641
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23	5,180	6,526
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	15,000	9,201
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	15,000	8,441
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28	23,000	12,293
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/29	1,925	2,222
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	10,000	11,347
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38 (12)	8,000	9,231
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)(ETM)	270	313
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	520	599
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	270	313
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	2,450	2,638
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	4,550	5,305
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	13,295	15,332
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	11,785	13,529
New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	34,500	33,210
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	12,000	13,451
				388,352
New Mexico (0.4%)
New Mexico Finance Authority Transportation Revenue	5.250%	6/15/14 (Prere.)	10,000	10,557
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/39	6,500	7,233
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/42	14,745	16,455
				34,245

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York (14.3%)
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	7/15/43	6,000	7,163
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/14 (Prere.)	4,200	4,430
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/22	2,000	2,501
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/24	8,120	9,867
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/25	6,710	8,083
Hudson Yards Infrastructure Corp. New York Revenue	4.500%	2/15/47 (14)	11,075	11,451
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47	7,000	8,311
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/25	3,680	4,355
Long Island NY Power Authority Electric System Revenue	6.250%	4/1/33	3,000	3,684
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/38	2,500	2,749
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/32	3,000	3,301
Nassau County NY Tobacco Settlement Corp. Revenue	5.000%	6/1/35	6,355	5,499
New York City NY GO	5.000%	8/1/21	15,000	18,841
New York City NY GO	5.000%	8/1/21	6,000	7,458
New York City NY GO	5.125%	12/1/23	12,875	15,212
New York City NY GO	5.000%	8/1/24	5,000	5,811
New York City NY GO	5.000%	8/1/25	5,000	5,943
New York City NY GO	5.000%	10/1/25	11,800	14,198
New York City NY GO	5.000%	8/1/27	7,000	8,420
New York City NY GO	5.000%	8/1/28	27,950	33,428
New York City NY GO	5.000%	8/1/31	5,000	5,801
New York City NY GO	5.000%	10/1/31	5,000	5,901
New York City NY GO	5.000%	8/1/32	14,000	16,210
New York City NY GO	5.000%	10/1/32	5,260	6,184
New York City NY GO VRDO	0.220%	5/1/13 LOC	5,070	5,070
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	6,000	6,775
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/20 (12)	8,400	7,179
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/22 (12)	4,585	3,596
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/24 (12)	9,670	6,903
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	11,691
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	17,114
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	7,615
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/32	7,500	8,741
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	3,500	4,070
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,558
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,697
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	10,000	11,296
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/40	15,500	17,968
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/43	12,000	13,461
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43	21,000	24,792
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.500%	6/15/43	4,110	4,891
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47	15,000	17,149
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/28	12,000	13,690
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	16,000	18,476
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	5,000	5,758
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	7/15/37	2,750	3,197
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/13 (Prere.)	6,675	6,756
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/13 (Prere.)	325	329
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/19 (Prere.)	865	1,067
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	3,195	4,007
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	3,135	3,932
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	7,000	8,780
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	2,000	2,504
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/23	7,225	8,852
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/29	5,000	6,013
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/30	11,780	13,350
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33	5,000	5,852
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	6,135	7,085
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	5,250	6,136
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	10,940	12,582
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/38	7,050	8,141
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/39	14,420	16,334
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.170%	5/1/13	2,300	2,300
New York City NY Transitional Finance Authority Revenue VRDO	0.190%	5/1/13	3,000	3,000

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Trust for Cultural Resources Revenue
(American Museum of Natural History) VRDO	0.190%	5/1/13	2,700	2,700
New York GO	5.000%	2/1/30	3,385	3,928
New York GO	5.000%	2/15/30	4,000	4,704
New York Liberty Development Corp. Revenue	5.000%	11/15/31	3,000	3,432
New York Liberty Development Corp. Revenue	5.000%	12/15/41	10,000	11,299
New York Liberty Development Corp. Revenue	5.000%	11/15/44	20,550	22,586
New York Liberty Development Corp. Revenue	5.750%	11/15/51	6,000	7,116
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	6,800	7,813
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,525	2,901
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	6,600	8,003
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	6,100	7,095
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	5,000	5,852
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	6,500	7,525
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	4,750	5,512
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	4,000	4,606
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/34	5,000	5,602
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/40	7,500	8,485
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	4,221
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24	5,000	6,109
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24	3,000	3,666
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/22	4,000	4,958
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,699
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/25	7,000	8,415
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/26	2,570	3,059
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/26	9,885	11,770
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/41	8,000	9,064
New York State Dormitory Authority Lease Revenue
(Municipal Health Facilities Improvement Program)	5.000%	1/15/19	4,000	4,693
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/40	8,700	9,719
New York State Dormitory Authority Revenue (Columbia University)	5.000%	7/1/40	10,000	11,511
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.750%	7/1/20 (14)	7,500	9,615
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/19 (ETM)	10	12
New York State Dormitory Authority Revenue (New York University)	5.750%	7/1/27 (14)	10,000	13,174
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/37	2,800	3,273
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/42	5,800	6,663
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/19	9,765	11,953
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/20	10,000	12,325
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/21 (ETM)	5	6
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/21	19,995	25,351
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23	5,000	5,719
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/24 (2)	10,000	10,832
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	4,750	5,646
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33	11,560	13,422
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	20,000	22,953
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	10,100	11,612
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/40	7,500	8,504
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (4)	4,000	4,948
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22 (4)	7,240	8,770
New York State Dormitory Authority Revenue (The New School)	6.000%	7/1/50	5,000	5,940
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/36	3,500	4,109
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/41	4,000	4,642
New York State Thruway Authority Revenue	5.000%	1/1/37	7,000	7,896
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	11,495	12,780
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27	5,000	5,773
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30	5,000	5,915
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/31	6,265	7,373
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/30	8,000	9,542
New York State Urban Development Corp. Revenue	5.000%	1/1/23	7,785	9,043
New York State Urban Development Corp. Revenue	5.625%	1/1/28	7,385	8,501
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21	10,000	12,374
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/25 (14)	1,965	2,602
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32	21,170	25,023
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42	10,000	11,709
Suffolk NY Tobacco Asset Securitization Corp. Revenue	6.625%	6/1/44	5,500	5,435
Suffolk NY Tobacco Asset Securitization Corp. Revenue	6.000%	6/1/48	4,000	3,596
Tobacco Settlement Financing Corp. New York Revenue	5.500%	6/1/18	1,035	1,039
Tobacco Settlement Financing Corp. New York Revenue	5.500%	6/1/20	12,565	12,621
Tobacco Settlement Financing Corp. New York Revenue	5.250%	6/1/21 (2)	12,000	12,051

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp. New York Revenue	5.250%	6/1/22 (2)	5,000	5,021
Triborough Bridge & Tunnel Authority New York Revenue	6.125%	1/1/21 (ETM)	6,565	8,701
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/27	10,000	11,982
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/38	12,500	14,396
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.180%	5/1/13 LOC	3,600	3,600
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.190%	5/1/13 LOC	3,000	3,000
				1,153,993
North Carolina (1.0%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/42	5,250	6,148
Charlotte NC Airport Revenue	5.000%	7/1/39	1,000	1,126
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33	5,000	6,070
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.125%	1/15/37	2,000	2,239
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.250%	1/15/42	6,000	6,856
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.000%	1/15/47	3,300	3,540
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System) VRDO	0.170%	5/1/13	6,775	6,775
Durham Capital Financing Corp. North Carolina Limited Obligation Revenue	4.000%	6/1/27	3,085	3,433
Mecklenburg County NC GO	5.000%	12/1/25	10,000	13,222
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue
(Wake Forest University)	5.000%	1/1/38	2,975	3,346
North Carolina Capital Facilities Finance Agency Revenue (Duke University Project)	5.000%	10/1/38	4,140	4,807
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/23	5,000	5,673
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/26	5,000	5,676
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/26	3,000	3,478
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/38	1,825	2,020
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.250%	6/1/29	3,000	3,453
North Carolina Municipal Power Agency Revenue	5.250%	1/1/20	4,000	4,666
				82,528
Ohio (1.9%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,538
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/25	4,000	4,728
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	8,000	8,758
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/30	4,930	4,404
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.750%	6/1/34	5,500	4,802
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/47	8,860	7,873
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36	5,465	6,623
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41	5,000	5,652
Erie County OH Hospital Facilities Revenue (Firelands Regional Medical Center)	5.250%	8/15/46	6,265	6,632
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/27	3,250	3,823
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/28	4,000	4,690
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/29	5,270	6,012
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/41	3,220	3,911
Middletown OH City School District GO	5.000%	12/1/25 (4)	4,715	5,173
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.170%	5/1/13	5,900	5,900
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.170%	5/1/13	10,750	10,750
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	5.700%	2/1/14	3,000	3,095
Ohio GO	5.000%	5/1/15 (Prere.)	4,450	4,864
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.500%	1/1/39	10,000	11,565
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	7,750	8,440
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.250%	1/15/46	10,000	10,468
Ohio Housing Finance Agency Residential Mortgage Revenue	5.250%	9/1/28	1,135	1,176
Ohio State University General Receipts Revenue	5.000%	6/1/38	7,000	8,118
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.750%	2/15/38	3,500	3,802
				152,797
Oklahoma (0.0%)
Oklahoma Development Finance Authority Pollution Control Revenue (Public Service Co. Project)	5.250%	6/1/14	3,300	3,443

Oregon (0.6%)
Oregon Department of Administrative Services COP	5.000%	5/1/27	6,755	7,637
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/26	10,000	11,847
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/30	4,000	4,873
Oregon Health & Science University Revenue	5.000%	7/1/27	2,150	2,534
Oregon Health & Science University Revenue	5.000%	7/1/30	4,700	5,428
Umatilla County OR Hospital Facility Authority Revenue (Catholic Health Initiatives)	5.000%	5/1/22	12,380	12,881
				45,200

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania (3.1%)
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	9,489
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/32	3,000	3,352
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/36	3,000	3,375
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	11,420	11,551
Delaware County PA Industrial Development Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.240%	5/7/13	2,800	2,800
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.200%	5/7/13 LOC	950	950
1 Downingtown PA Area School District GO PUT	0.590%	5/1/16	6,000	6,001
Franklin County PA Industrial Development Authority Revenue (Chambersburg Hospital Project)	5.375%	7/1/42	4,325	4,760
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/27	3,095	3,795
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/35	3,000	3,557
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/40	2,390	2,813
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/35	2,500	2,733
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/40	3,500	3,805
Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16 (ETM)	5,620	6,273
Pennsylvania GO	5.000%	9/1/14 (4)	5,000	5,318
Pennsylvania GO	5.000%	6/1/27	14,890	18,055
3 Pennsylvania GO TOB VRDO	0.240%	5/7/13	4,000	4,000
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	5,160	5,706
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,316
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28	3,100	3,622
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30	3,000	3,466
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31	1,500	1,726
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/32	1,500	1,714
3 Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.240%	5/7/13	4,875	4,875
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/31 (4)	15,000	16,290
3 Pennsylvania State University Revenue TOB VRDO	0.300%	5/7/13 LOC	1,300	1,300
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	6,000	6,656
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	5,000	5,707
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	4,000	4,508
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	4,000	4,880
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	2,135	2,566
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	20,990	23,283
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	7,595	8,300
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	2,000	2,274
Philadelphia PA GO	5.250%	8/1/17 (4)	12,665	14,639
Philadelphia PA GO	5.000%	8/1/18 (4)	17,440	19,943
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)	5.000%	7/1/32	2,000	2,319
Philadelphia PA School District GO	6.000%	9/1/38	7,000	8,191
Pittsburgh PA Water & Sewer Authority Revenue	6.500%	9/1/13 (ETM)	1,675	1,710
Pittsburgh PA Water & Sewer Authority Revenue	6.500%	9/1/13 (14)	1,875	1,911
Pittsburgh PA Water & Sewer Authority Revenue	7.250%	9/1/14 (ETM)	1,205	1,268
University of Pittsburgh of the Commonwealth System of
Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/30	5,000	5,938
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/40	3,500	3,888
				250,623
Puerto Rico (1.3%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	2,930	3,108
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/30 (14)	5,000	5,068
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/38	6,130	6,198
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/42	10,000	9,571
Puerto Rico GO	6.000%	7/1/27 (14)	6,500	6,865
Puerto Rico Infrastructure Financing Authority Special Tax Revenue	0.000%	7/1/34 (2)	15,305	4,045
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	2/1/14 (Prere.)	415	433
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29	14,585	15,141
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/36	12,180	3,261
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/37	7,475	1,864
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/38	15,875	3,710
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/39	15,010	3,278
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/41	6,030	6,276
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/44 (14)	10,000	1,734
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	26,500	30,053
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/54 (2)	34,500	2,959
				103,564
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/29	7,355	8,973
Rhode Island & Providence Plantations GO	5.500%	8/1/31	2,520	3,053

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/32 (4)	1,000	1,049
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/23 (4)	1,665	1,887
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/24 (4)	2,575	2,917
Rhode Island Housing & Mortgage Finance Corp. Revenue	4.000%	10/1/40	1,915	2,014
				19,893
South Carolina (2.1%)
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/14 (Prere.)	5,000	5,365
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	11,800	13,255
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/26	10,580	11,856
2 Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/26	10,000	12,138
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/31	7,000	7,717
Greenville County SC School District GO	5.000%	12/1/27	6,700	7,496
Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15 (ETM)	2,035	2,241
Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15 (14)	12,210	13,362
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/21	3,200	3,887
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,915
South Carolina Public Service Authority Revenue	5.500%	1/1/38	10,000	11,519
South Carolina Public Service Authority Revenue	5.250%	1/1/39	6,000	6,901
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/14 (Prere.)	20,840	22,301
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/14 (Prere.)	27,170	29,075
University of South Carolina Higher Education Revenue	5.250%	6/1/38 (4)	5,610	6,376
3 York County SC Rock Hill School District No. 3 GO TOB VRDO	0.240%	5/7/13 (4)	3,075	3,075
				168,479
South Dakota (0.1%)
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37	8,795	9,749

Tennessee (0.6%)
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Healthcare)	5.250%	9/1/27 (4)	350	384
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	550	624
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20	320	366
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20	545	638
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	970	1,147
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	3,710	4,393
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	6,175	7,287
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	2,140	2,528
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	19,870	22,408
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37	2,010	2,195
Tennessee Housing Development Agency Homeownership Program Revenue	4.000%	7/1/38	2,975	3,246
				45,216
Texas (7.5%)
Austin TX Combined Utility System Revenue	0.000%	5/15/17 (14)	4,900	4,621
Austin TX Electric Utility System Revenue	5.000%	11/15/28	3,500	4,173
Austin TX Water & Wastewater System Revenue	5.000%	11/15/24	2,320	2,898
Austin TX Water & Wastewater System Revenue	5.000%	11/15/25	5,000	6,182
2 Central Texas Regional Mobility Authority Revenue	5.000%	1/1/42	4,340	4,515
2 Central Texas Regional Mobility Authority Revenue	5.000%	1/1/43	2,000	2,159
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/46	1,000	1,181
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29	3,000	3,551
Dallas County TX Utility & Reclamation District GO	5.375%	2/15/29 (2)	5,000	5,532
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/27 (12)	5,000	5,593
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	2,125	2,367
Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	5.000%	12/1/35	8,000	8,860
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System) VRDO	0.170%	5/1/13	7,880	7,880
Harris County TX GO	0.000%	10/1/14 (14)	5,550	5,522
Harris County TX GO	0.000%	10/1/15 (14)	17,545	17,337
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	7.125%	12/1/18 (Prere.)	3,250	4,314
Harris County TX Hospital District Revenue	5.125%	2/15/32 (14)	10,000	10,704
Harris County TX Hospital District Revenue	5.250%	2/15/37 (14)	10,190	10,904
Harris County TX Toll Road Revenue	5.000%	8/15/22	2,000	2,348
Houston TX Airport System Revenue	5.000%	7/1/31	1,930	2,219
Houston TX Airport System Revenue	5.000%	7/1/32	3,000	3,439

Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,765
	Houston TX Community College GO	5.000%	2/15/36	10,000	11,634
	Houston TX Utility System Revenue	5.250%	11/15/30	7,500	9,121
	Houston TX Utility System Revenue	5.250%	11/15/31	5,000	6,048
	Lower Colorado River Authority Texas Revenue	5.625%	1/1/15 (Prere.)	3,055	3,325
	Lower Colorado River Authority Texas Revenue	5.875%	5/15/16 (4)	5,905	5,932
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	261
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	13
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	20	25
	Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,704
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,765	5,503
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,507
	Lubbock TX Independent School District GO VRDO	0.270%	5/7/13	14,800	14,800
	Matagorda County TX Navigation District No. 1 Pollution Control Revenue
	(Central Power & Light Co. Project)	6.300%	11/1/29	7,500	8,846
	Montgomery County TX GO	5.125%	3/1/31	4,000	4,642
	Montgomery County TX GO	5.250%	3/1/32	5,000	5,837
	North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	11,667
	North Texas Tollway Authority System Revenue	5.000%	9/1/30	7,000	8,183
	North Texas Tollway Authority System Revenue	6.125%	1/1/31	4,000	4,417
	North Texas Tollway Authority System Revenue	5.000%	1/1/33	13,675	15,514
	North Texas Tollway Authority System Revenue	5.000%	1/1/34	14,355	16,239
	North Texas Tollway Authority System Revenue	5.000%	1/1/36	2,000	2,246
	North Texas Tollway Authority System Revenue	6.000%	1/1/38	12,500	14,650
	North Texas Tollway Authority System Revenue	6.250%	1/1/39	6,000	6,984
	North Texas Tollway Authority System Revenue	5.500%	9/1/41	10,000	11,888
	North Texas Tollway Authority System Revenue	6.000%	9/1/41	2,500	3,091
	Northeast Texas Hospital Authority Revenue (Northeast Medical Center Hospital)	5.625%	5/15/17 (4)	6,095	6,118
	Northeast Texas Hospital Authority Revenue (Northeast Medical Center Hospital)	5.625%	5/15/22 (4)	7,110	7,134
	Olmos Park TX Higher Education Facilities Corp. Revenue
	(University of the Incarnate Word Project)	5.000%	12/1/23	1,000	1,201
	Olmos Park TX Higher Education Facilities Corp. Revenue
	(University of the Incarnate Word Project)	5.000%	12/1/24	4,325	5,166
	Olmos Park TX Higher Education Facilities Corp. Revenue
	(University of the Incarnate Word Project)	5.000%	12/1/25	4,520	5,356
	Olmos Park TX Higher Education Facilities Corp. Revenue
	(University of the Incarnate Word Project)	5.000%	12/1/26	2,250	2,645
	Panhandle-Plains TX Higher Education Authority Inc. Student Loan Revenue	1.084%	10/1/20	5,000	4,963
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/22	5,140	6,118
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23	6,155	7,414
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Scott & White Healthcare Project)	5.000%	8/15/36	3,295	3,695
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue
	(Methodist Hospital Dallas) VRDO	0.210%	5/1/13 LOC	3,000	3,000
	Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/28	3,000	3,456
	Texas City TX Industrial Development Corp. Marine Terminal Revenue
	(ARCO Pipe Line Co. Project)	7.375%	10/1/20	17,310	23,930
	Texas GO	5.750%	8/1/32	10,380	10,516
3	Texas GO TOB VRDO	0.180%	5/1/13	4,000	4,000
3	Texas GO TOB VRDO	0.180%	5/2/13	2,700	2,700
1	Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.690%	9/15/17	3,700	3,678
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	8,820	9,873
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	535	625
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	425	494
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23	1,085	1,286
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24	725	860
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/25	1,015	1,205
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/26	1,060	1,247
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26	6,705	8,439
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/32	5,000	5,355
	Texas Municipal Power Agency Revenue	0.000%	9/1/13 (14)	38,730	38,690
	Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	34,250	34,014
	Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	33,070	32,537
	Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	4,000	5,025
	Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39	5,000	6,012
	Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/20	16,000	16,293
	Texas State University System Financing System Revenue	5.000%	3/15/38	3,300	3,857
	Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26 (2)	10,000	6,003
	Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28 (2)	30,005	16,083
	University of Houston Texas Revenue	5.000%	2/15/43	12,485	13,914
					607,043

144

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Utah (0.5%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	4,500	5,279
Intermountain Power Agency Utah Power Supply Revenue	5.250%	7/1/13 (Prere.)	17,395	17,541
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.180%	5/1/13	1,450	1,450
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.180%	5/1/13	3,200	3,200
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	2,500	2,894
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	4,180	4,818
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	3,110	3,568
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	1,855	2,124
				40,874
Vermont (0.1%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue
(Fletcher Allen Health Care Project)	5.000%	12/1/34 (4)	10,000	10,679

Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	4,000	4,481
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	4,000	4,442
				8,923
Virginia (1.8%)
Chesapeake VA Toll Road Revenue	5.000%	7/15/47	2,250	2,410
Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project)	5.500%	5/15/35	10,000	11,521
Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project)	5.000%	5/15/37	6,000	6,888
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	5.250%	11/1/42 (12)	3,500	3,916
Louisa VA Industrial Development Authority Pollution Control Revenue
(Virginia Electric & Power Co. Project) PUT	5.375%	12/2/13	7,500	7,720
Norfolk VA Economic Development Authority Health Care Facilities Revenue (Sentara Healthcare)	5.000%	11/1/36	7,000	8,013
Route 460 Funding Corp. of Virginia Toll Road Revenue	5.125%	7/1/49	8,000	8,664
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/37	6,000	6,265
4 Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15 (Prere.)	10,000	11,081
University of Virginia Revenue	5.000%	6/1/37	8,000	9,591
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23	10,715	13,463
Virginia Commonwealth Transportation Board Revenue	4.000%	3/15/26	12,455	13,866
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/32	17,375	20,314
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/33	4,000	4,658
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/27	8,335	9,335
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/28	8,675	9,621
				147,326
Washington (2.0%)
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/14 (14)	5,000	4,968
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/15 (14)	12,585	12,375
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/17 (14)	11,685	11,042
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	9,217
King County WA Sewer Revenue	5.000%	1/1/39	7,500	8,596
King County WA Sewer Revenue	5.250%	1/1/42	2,500	2,899
King County WA Sewer Revenue	5.750%	1/1/43	7,170	8,373
Port of Seattle WA Revenue	5.000%	8/1/29	10,500	12,362
Port of Seattle WA Revenue	5.000%	8/1/32	3,000	3,484
Port of Seattle WA Revenue	5.000%	8/1/33	2,000	2,314
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/33	2,000	2,342
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	4,100	5,097
Washington GO	6.750%	2/1/15	1,520	1,635
Washington GO	5.000%	2/1/20	5,000	6,198
Washington GO	5.000%	2/1/35	10,000	11,571
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/31 (4)	5,000	5,480
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/34 (4)	6,000	6,530
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/42	5,000	5,519
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	5,490	6,008
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/44	5,000	5,519
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	7,500	8,636
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.625%	10/1/38	12,000	14,010
Washington Health Care Facilities Authority Revenue (Swedish Health Services)	6.250%	5/15/21 (Prere.)	6,500	8,875
				163,050

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Virginia (0.5%)
Pleasants County WV Pollution Control Revenue	5.250%	10/15/37	6,000	6,349
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/28	4,340	4,968
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,767
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32	6,500	7,290
West Virginia Hospital Finance Authority Hospital Revenue (United Hospital Center Inc. Project)	5.250%	6/1/41 (2)	13,500	14,225
West Virginia University Revenue	5.000%	10/1/36	5,985	6,942
				42,541
Wisconsin (1.5%)
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/38	5,000	5,628
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,240
Wisconsin GO	5.000%	5/1/23	5,000	6,279
Wisconsin GO	6.000%	5/1/36	10,000	12,082
Wisconsin Health & Educational Facilities Authority Health Care Facilities Revenue
(Luther Hospital)	5.750%	11/15/30	7,500	8,831
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.250%	6/1/34	6,785	7,592
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.750%	7/1/30	6,150	7,190
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	13,759
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert & Community Health Inc.)	5.000%	4/1/42	12,635	14,101
Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran)	5.000%	11/15/44	9,670	10,657
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/29	1,700	1,994
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	3,260	3,806
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/19	3,740	4,323
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	2,950	3,289
Wisconsin Transportation Revenue	4.500%	7/1/15 (Prere.)	11,470	12,490
				117,261
Total Tax-Exempt Municipal Bonds (Cost $7,292,323)				7,989,709

			Shares
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
5 Vanguard Municipal Cash Management Fund (Cost $81,443)	0.204%		81,443,450	81,443
Total Investments (100.0%) (Cost $7,373,766)				8,071,152
Other Assets and Liabilities (0.0%)
Other Assets				107,310
Liabilities				(106,055)
				1,255
Net Assets (100%)				8,072,407

Long-Term Tax-Exempt Fund

At April 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	7,374,951
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	2,006
Unrealized Appreciation (Depreciation)
Investment Securities	697,386
Futures Contracts	(1,936)
Net Assets	8,072,407

Investor Shares—Net Assets
Applicable to 94,460,094 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,118,782
Net Asset Value Per Share—Investor Shares	$11.84

Admiral Shares—Net Assets
Applicable to 587,104,067 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,953,625
Net Asset Value Per Share—Admiral Shares	$11.84

• See Note A in Notes to Financial Statements.
1 Adjustable-rate security.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2013.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the aggregate value of these securities was $68,097,000, representing 0.8% of net assets.
4 Securities with a value of $1,995,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.7%)
Alabama (0.5%)
1	Alabama Housing Finance Authority Single Family Mortgage Revenue TOB VRDO	0.420%	5/7/13 LOC	6,990	6,990
	Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/40	3,000	3,577
	Birmingham AL GO	0.000%	3/1/37	2,500	2,298
	Birmingham AL Public Educational Building Student Housing Revenue
	(University of Alabama at Birmingham Project) VRDO	0.260%	5/7/13 LOC	4,200	4,200
	Butler AL Industrial Development Board Solid Waste Disposal Revenue
	(Georgia-Pacific Corp. Project)	5.750%	9/1/28	1,350	1,419
	Camden AL Industrial Development Board Exempt Facilities Revenue (Weyerhaeuser Co. Project)	6.125%	12/1/13 (Prere.)	3,000	3,104
	Courtland AL Development Board Solid Waste Disposal Revenue (International Paper Co.)	5.200%	6/1/25	5,000	5,255
	Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.650%	3/20/17	6,300	6,479
	Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35	4,000	4,425
					37,747
Alaska (0.4%)
	Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41	6,105	7,134
	Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	4,000	4,429
	Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/21	1,400	1,713
	Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/21	12,400	15,171
					28,447
Arizona (4.0%)
	Arizona Health Facilities Authority Health Care Facilities Revenue (Beatitudes Campus Project)	5.200%	10/1/37	7,000	6,944
	Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/30	3,250	3,553
	Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/33	1,700	1,846
	Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/34	8,250	8,942
	Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/42	2,500	2,687
	Arizona Health Facilities Authority Revenue (Banner Health)	5.500%	1/1/38	5,900	6,549
	Arizona Transportation Board Highway Revenue	5.000%	7/1/33	8,790	10,267
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/23	5,500	6,991
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue
	(Catholic Healthcare West)	5.250%	7/1/32	5,950	6,498
	Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35	12,500	13,891
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.250%	7/1/33	10,175	11,481
	Phoenix AZ Industrial Development Authority Solid Waste Revenue (Republic Services Inc.) PUT	0.580%	8/1/13	205,660	205,660
	Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	3,000	3,014
	Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	5.250%	10/1/40	12,500	13,687
	Salt Verde AZ Financial Project Revenue	5.250%	12/1/27	17,105	20,245
	University Medical Center Corp. Arizona Hospital Revenue	6.500%	7/1/39	2,500	2,898
	Yavapai County AZ Industrial Development Authority Solid Waste Disposal Revenue
	(Waste Management Inc. Project) PUT	0.850%	3/3/14	5,140	5,143
					330,296
Arkansas (0.0%)
	North Little Rock AR Electric Revenue	6.500%	7/1/15 (ETM)	2,200	2,344

California (15.9%)
	Adelanto CA Public Utility Authority Revenue	6.750%	7/1/39	10,000	11,030
	Alameda CA Corridor Transportation Authority Revenue	5.400%	10/1/24 (2)	5,250	5,884
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30 (2)	1,000	427
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	2,500	2,826
[2,3]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.120%	5/1/23	10,000	10,001
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.320%	4/1/24	10,000	10,041
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28	5,375	6,301
	California Economic Recovery GO	5.250%	7/1/21	8,250	10,094
	California GO	5.500%	4/1/18	15,000	18,198
	California GO	5.000%	10/1/20	10,000	12,338
	California GO	5.000%	11/1/21	13,845	16,256
	California GO	5.250%	9/1/22	8,830	11,228
	California GO	5.000%	9/1/23	8,000	9,873
	California GO	5.000%	10/1/23	15,325	19,272
	California GO	5.250%	9/1/24	6,500	7,995
	California GO	5.000%	10/1/25	4,000	4,602
	California GO	5.000%	9/1/29	4,565	5,307
	California GO	5.000%	10/1/29	9,300	10,452
	California GO	6.000%	3/1/33	3,000	3,692
	California GO	5.125%	4/1/33	15,000	16,657
	California GO	6.500%	4/1/33	34,000	42,522
	California GO	5.000%	9/1/36	3,250	3,685
	California GO	4.500%	10/1/36	1,500	1,575
	California GO	5.000%	2/1/38	10,000	11,318
	California GO	5.250%	3/1/38	5,000	5,531

148

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.500%	11/1/39	10,000	11,777
California GO	6.000%	11/1/39	5,000	6,074
California GO	5.250%	11/1/40	13,500	15,754
1 California GO TOB VRDO	0.180%	5/1/13	7,580	7,580
1 California GO TOB VRDO	0.400%	5/7/13 (4)	10,000	10,000
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/39	4,500	5,246
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/39	7,500	9,006
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29	5,650	6,198
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/51	10,000	11,223
California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.250%	8/15/41	3,000	3,320
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	8,253
California Health Facilities Financing Authority Revenue (Sutter Health)	5.250%	8/15/31	5,000	5,897
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/35	2,075	2,364
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/38	5,900	6,533
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/42	12,000	14,845
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	6.000%	2/1/30	10,000	10,767
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/40	3,585	4,140
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.600%	8/1/13	28,000	28,000
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	5.250%	12/1/17	12,155	13,696
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	5.400%	4/1/25	3,000	3,201
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	5.000%	7/1/27	6,185	6,630
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	5.000%	5/1/14	12,500	12,500
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	5.125%	5/1/14	2,250	2,353
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.625%	6/2/14	8,000	8,158
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.625%	6/2/14	6,500	6,648
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.875%	4/1/15	6,000	6,107
California Public Works Board Lease Revenue (Butterfield State Office Complex)	5.000%	6/1/21	7,675	8,320
California Public Works Board Lease Revenue (Butterfield State Office Complex)	5.000%	6/1/22	5,000	5,403
California Public Works Board Lease Revenue (Butterfield State Office Complex)	5.000%	6/1/23	2,870	3,088
California Public Works Board Lease Revenue (Department of Corrections)	5.500%	12/1/13 (Prere.)	7,000	7,211
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/26	8,795	10,148
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27	5,000	5,726
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27	5,000	5,691
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28	3,600	4,077
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/34	7,380	8,229
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/29	10,000	11,887
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37	9,035	9,954
California State University Revenue Systemwide	5.000%	11/1/20 (2)	20,995	22,917
California State University Revenue Systemwide	5.250%	11/1/34	9,275	10,677
California State University Revenue Systemwide	5.250%	11/1/38	2,490	2,870
California Statewide Communities Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/40	8,040	8,897
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	28,000	30,506
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.750%	5/15/32	8,000	8,713
Cerritos CA Community College District GO	0.000%	8/1/33	4,000	1,615
Cerritos CA Community College District GO	0.000%	8/1/36	2,200	757
Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32	1,125	1,248
Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/35	585	641
East Side CA Union High School District GO	5.000%	8/1/37	10,000	11,218
El Monte CA High School District GO	5.500%	6/1/34 (12)	8,575	9,919
Foothill/Eastern Corridor Agency California Toll Road Revenue	5.875%	1/15/28 (14)	25,000	25,611
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	15,345	14,908
Golden State Tobacco Securitization Corp. California	5.300%	6/1/37	7,000	6,472
Golden State Tobacco Securitization Corp. California	5.125%	6/1/47	20,885	18,083
Golden State Tobacco Securitization Corp. California	5.750%	6/1/47	7,000	6,650
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	4,000	4,425
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	6,171
Irvine CA Reassessment District No. 05-21 Improvement Revenue VRDO	0.190%	5/1/13 LOC	4,000	4,000

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Irving CA Special Tax Community Facilities District No. 2005-2 Special Tax Revenue	5.200%	9/1/26	740	765
	Irving CA Special Tax Community Facilities District No. 2005-2 Special Tax Revenue	5.250%	9/1/36	1,970	2,025
	Kern County CA GO	5.750%	8/1/35 (12)	4,500	5,245
	Lincoln CA Community Facilities District No. 2003-1 Special Tax Revenue	5.450%	9/1/13 (Prere.)	890	923
	Lincoln CA Community Facilities District No. 2003-1 Special Tax Revenue	5.750%	9/1/13 (Prere.)	885	918
	Lincoln CA Community Facilities District No. 2003-1 Special Tax Revenue	5.900%	9/1/13 (Prere.)	890	924
	Lincoln CA Community Facilities District No. 2003-1 Special Tax Revenue	5.950%	9/1/13 (Prere.)	3,555	3,691
	Lincoln CA Community Facilities District No. 2003-1 Special Tax Revenue	6.000%	9/1/13 (Prere.)	2,670	2,773
	Los Angeles CA Community College District GO	5.000%	8/1/24	3,430	4,020
	Los Angeles CA Community College District GO	5.000%	8/1/25	4,620	5,394
	Los Angeles CA Community College District GO	5.000%	8/1/27	6,215	7,198
	Los Angeles CA Department of Airports International Airport Revenue	5.375%	5/15/30	15,000	17,010
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/24 (4)	8,000	8,794
	Los Angeles CA Regional Airports Improvement Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32	4,000	4,404
	Los Angeles CA Unified School District GO	5.000%	7/1/27	5,000	5,808
	Los Angeles CA Wastewater System Revenue	5.750%	6/1/27	7,780	9,484
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/18	5,000	5,955
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/33	2,500	2,815
	Merced CA Irrigation District Electric System Revenue	5.000%	9/1/26 (10)	6,000	6,212
	Modesto CA Irrigation District COP	5.500%	7/1/35	11,300	12,677
	Mount Diablo CA Unified School District GO	5.000%	6/1/37	5,740	6,537
	Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/20 (12)	9,305	10,950
	Northstar Community Services District California Community Facilities District No. 1
	Special Tax Revenue	5.000%	9/1/37	10,000	8,693
	Oakland CA Unified School District GO	6.125%	8/1/29	4,000	4,556
	Oakland CA Unified School District GO	5.500%	8/1/32	3,000	3,284
	Palo Alto CA Unified School District GO	0.000%	8/1/30	21,100	11,382
	Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	8,805	3,562
	Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,740	9,649
1	Palomar Pomerado Health California GO TOB VRDO	0.210%	5/7/13 LOC	1,000	1,000
	Port of Oakland CA Revenue	5.000%	5/1/22	4,290	5,138
	Port of Oakland CA Revenue	5.000%	5/1/23	5,890	6,969
	Port of Oakland CA Revenue	5.000%	5/1/28	10,000	11,415
	Port of Oakland CA Revenue	5.000%	5/1/29	2,250	2,522
	Port of Oakland CA Revenue	5.000%	5/1/29	10,000	11,224
	Port of Oakland CA Revenue	5.125%	5/1/30	2,000	2,255
	Port of Oakland CA Revenue	5.125%	5/1/31	2,000	2,244
	Rancho Mirage CA Joint Powers Financing Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/27	1,000	1,046
	Rancho Mirage CA Joint Powers Financing Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/38	18,995	19,467
	Roseville CA Electric System Revenue	5.000%	2/1/37	11,000	12,144
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/21	275	315
	Sacramento County CA Airport Revenue	6.000%	7/1/41	9,500	11,209
	San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	15,665
	San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	35,509
	San Diego CA Community College District GO	5.250%	8/1/33	5,500	6,585
	San Diego CA Unified School District GO	5.500%	7/1/19 (14)	10,140	12,525
	San Diego CA Unified School District GO	5.500%	7/1/21 (14)	12,725	16,088
	San Diego CA Unified School District GO	0.000%	7/1/30	20,000	9,764
	San Diego CA Unified School District GO	0.000%	7/1/45	24,520	5,571
1	San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.240%	5/7/13	7,895	7,895
	San Francisco CA City & County International Airport Revenue	5.750%	5/1/19	20,565	24,697
	San Francisco CA City & County International Airport Revenue	5.750%	5/1/20	26,405	31,370
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/30	5,000	5,657
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/31	2,095	2,358
	San Francisco CA City & County International Airport Revenue	5.250%	5/1/32	5,000	5,808
	San Francisco CA City & County International Airport Revenue	6.000%	5/1/39	2,130	2,566
1	San Francisco CA City & County Public Utilities Commission Water Revenue TOB VRDO	0.240%	5/7/13	1,900	1,900
	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
	(Mission Bay North)	6.625%	8/1/39	2,000	2,246
	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
	(Mission Bay South)	7.000%	8/1/41	1,500	1,742
	San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
	(Mission Bay)	5.000%	8/1/25	1,600	1,760
	San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
	(Mission Bay)	5.000%	8/1/26	1,250	1,378
	San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
	(Mission Bay)	5.000%	8/1/28	1,510	1,653
	San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
	(Mission Bay)	5.000%	8/1/30	1,000	1,086
	San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
	(Mission Bay)	5.000%	8/1/33	1,335	1,433

150

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	1,209
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,900	9,166
San Jose CA Redevelopment Agency Tax Allocation Revenue	4.440%	8/1/17 (14)	2,420	2,426
San Jose CA Redevelopment Agency Tax Allocation Revenue	4.540%	8/1/18 (14)	780	792
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/19 (2)	1,575	1,611
San Marcos CA Public Facilities Authority Tax Allocation Revenue
(Project Areas No. 2 & No. 3 Financing Project)	5.000%	8/1/35 (2)	5,385	5,475
San Marcos CA Unified School District GO	5.000%	8/1/34	7,000	7,940
San Mateo CA Community Facilities District No. 2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42	2,000	2,040
Santa Margarita CA Water District Community Facilities District No. 99-1 Special Tax Revenue	6.000%	9/1/13 (Prere.)	3,000	3,058
Santa Monica CA Community College District GO	0.000%	8/1/24	5,000	3,609
Santa Monica CA Community College District GO	0.000%	8/1/25	5,490	3,754
Simi Valley CA School Financing Authority Revenue	5.000%	8/1/27 (4)	10,000	11,621
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/20	1,700	1,968
Southern California Public Power Authority Revenue (Transmission Project)	5.000%	7/1/20	10,505	12,399
Turlock CA Irrigation District Revenue	5.000%	1/1/35	6,385	6,986
Ukiah CA Unified School District GO	0.000%	8/1/31 (10)	9,245	3,862
Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/25	1,000	1,192
Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/30	1,230	1,416
Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/31	1,750	2,017
Victor Valley CA Community College District GO	6.000%	8/1/39	8,000	9,640
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	10,000	10,891
West Contra Costa CA Unified School District GO	6.000%	8/1/27	3,000	3,979
Westlands CA Water District Revenue	5.000%	9/1/29 (4)	1,805	2,116
				1,316,426
Colorado (2.3%)
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	4.500%	9/1/38	15,475	16,151
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.250%	12/1/25	11,500	11,936
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	3,250	3,469
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) TOB VRDO	0.240%	5/7/13	7,700	7,700
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	8,510
Denver CO City & County COP VRDO	0.180%	5/1/13	13,185	13,185
Denver CO City & County Single Family Mortgage Revenue	5.550%	12/1/39	1,114	1,178
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/13 (14)	5,000	4,968
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/14 (14)	8,000	7,779
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/15 (14)	5,000	4,748
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/18 (14)	5,000	4,315
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24 (14)	29,225	18,530
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25 (14)	14,900	8,912
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29 (14)	21,600	10,096
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	10,000	4,394
Northwest Parkway Public Highway Authority Colorado Convertible Revenue	5.800%	6/15/16 (Prere.)	10,000	11,609
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/17	1,000	1,113
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/18	1,375	1,551
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/20	1,000	1,125
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21	1,000	1,120
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	500	557
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/34	6,000	6,960
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/41	11,500	13,404
University of Colorado Hospital Authority Revenue	5.000%	11/15/36	8,000	8,939
University of Colorado Hospital Authority Revenue	5.000%	11/15/42	12,500	13,871
				186,120
Connecticut (0.6%)
Connecticut Development Authority Pollution Control Revenue
(Connecticut Light & Power Co. Project) PUT	1.550%	4/1/15	6,000	6,050
Connecticut GO	5.000%	12/1/15	1,200	1,342
Connecticut GO	5.000%	12/1/15 (14)	6,650	6,991
Connecticut GO	5.000%	11/1/16	6,000	6,908
Connecticut GO	5.000%	11/1/16	8,100	9,325
Connecticut GO	5.000%	4/15/23	5,000	6,259
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,477
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/37	8,500	9,338
				50,690
Delaware (0.1%)
Delaware Economic Development Authority Revenue (Delaware State University Project)	5.000%	10/1/36	3,890	4,486
Delaware Housing Authority Single Family Mortgage Revenue	5.875%	1/1/38	1,475	1,499
				5,985

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
District of Columbia (0.5%)
	District of Columbia Revenue (Washington Drama Society) VRDO	0.260%	5/7/13 LOC	4,700	4,700
	District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	5.000%	10/1/45	6,000	6,261
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/39	10,000	11,686
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.250%	10/1/25	10,000	11,943
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/27	4,500	5,216
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/28	1,500	1,719
					41,525
Florida (6.7%)
	Beacon Lakes FL Community Development Special Assessment Revenue	6.900%	5/1/35	14,160	14,328
	Broward County FL Airport System Revenue	5.000%	10/1/37	6,180	6,711
	Broward County FL Airport System Revenue	5.000%	10/1/42	10,000	10,803
	Broward County FL School Board COP	5.000%	7/1/20 (4)	5,935	6,592
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.500%	6/1/14	7,500	7,921
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	10,000	10,883
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	6,000	6,758
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	5,000	5,819
	Citizens Property Insurance Corp. Florida Revenue
	(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/20	8,450	10,185
	East Homestead Community Development District Florida Special Assessment Revenue	7.250%	5/1/21	2,210	2,413
	Escambia County FL Environmental Improvement Revenue	5.750%	11/1/27	6,000	6,139
	Florida Board of Education Lottery Revenue	5.000%	7/1/21 (14)	14,455	16,937
	Florida Board of Education Lottery Revenue	5.500%	7/1/27	4,000	4,708
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19 (3)	7,230	7,975
	Florida Higher Educational Facilities Financing Authority Revenue (University of Tampa Project)	5.250%	4/1/42	2,000	2,222
	Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.750%	1/1/37	7,260	7,366
	Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.750%	1/1/37	4,230	4,458
	Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.000%	7/1/41	4,125	4,491
	Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.500%	7/1/48	6,670	7,082
	Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15	5,000	5,492
	Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/16	5,000	5,680
	Florida Municipal Power Agency Revenue	6.250%	10/1/31	3,250	3,895
	Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/26	5,500	6,543
	Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	5,000	5,090
	Gainesville FL Utilities System Revenue VRDO	0.180%	5/1/13	8,200	8,200
1	Greater Orlando Aviation Authority Orlando Florida Airport Facilities Revenue TOB VRDO	0.230%	5/7/13	5,000	5,000
	Highlands County FL Health Facilities Authority Hospital Revenue
	(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	365	424
	Highlands County FL Health Facilities Authority Hospital Revenue
	(Adventist Health System/Sunbelt Obligated Group)	6.000%	11/15/37	5,000	5,977
	Hillsborough County FL Industrial Development Authority Health Facilities Revenue
	(University Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	7,360
	Hillsborough County FL Industrial Development Authority Hospital Revenue
	(Tampa General Hospital Project)	5.250%	10/1/13 (Prere.)	2,185	2,230
	Jacksonville FL Port Authority Revenue	5.000%	11/1/38	5,000	5,437
	Jacksonville FL Transportation Revenue	5.000%	10/1/28	8,425	9,935
	Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/37	750	815
	Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/42	1,500	1,639
	Lee Memorial Health System Florida Hospital Revenue	5.250%	4/1/35 (14)	18,350	19,655
	Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/28	5,410	5,903
	Martin County FL Industrial Development Authority (Indiantown Cogeneration, LP Project)	3.950%	12/15/21	7,400	7,489
	Martin County FL Industrial Development Authority (Indiantown Cogeneration, LP Project)	4.200%	12/15/25	20,000	20,239
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	2,175	2,388
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24	5,000	5,924
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.125%	10/1/24 (14)	18,575	21,343
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/25	5,000	5,869
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26	5,000	5,783
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/27	7,170	8,187
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/27	5,000	5,725
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28	11,440	13,025
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28	5,000	5,666
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	17,000	19,132
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30	5,000	5,602
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31	4,705	5,247
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/38 (11)	8,770	9,412
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/41	8,000	9,110
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/41	4,000	4,615
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	6.125%	8/1/42	3,500	4,138
	Miami-Dade County FL Industrial Development Authority Solid Waste Disposal Revenue
	(Waste Management Inc. of Florida Project) PUT	2.625%	8/1/14	4,000	4,083
	Miami-Dade County FL Public Facilities Revenue (Jackson Memorial Hospital)	5.750%	6/1/39 (12)	5,250	5,842

152

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL School Board COP	5.250%	10/1/18 (14)	7,915	8,460
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	5,000	2,123
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35	6,500	7,227
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/37	2,500	2,792
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/33	3,000	3,421
Orange County FL Health Facilities Authority Health Care Facility Revenue
(Orlando Lutheran Towers Inc.)	5.375%	7/1/20	1,100	1,127
Orange County FL Health Facilities Authority Health Care Facility Revenue
(Orlando Lutheran Towers Inc.)	5.700%	7/1/26	1,000	1,024
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	7,500	8,253
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/21 (4)	25,000	30,209
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/30	10,000	11,675
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/35	10,000	11,356
Orlando FL Utility Commission Water & Electric Revenue	6.750%	10/1/17 (ETM)	1,675	1,925
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (14)	6,440	6,898
3 Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/43	3,250	3,426
Palm Glades FL Community Development District Revenue	7.250%	8/1/16	1,760	1,906
Putman County FL Authority Pollution Control Revenue
(Seminole Electric Cooperative Inc. Project) PUT	5.350%	5/1/18 (2)	8,700	10,267
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.500%	7/1/34	3,500	3,879
St. Petersburg FL Health Facilities Authority Revenue (All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/39	8,000	9,505
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	6.375%	12/1/30	2,800	2,844
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/33	7,407	8,428
				548,630
Georgia (2.5%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/20	6,420	7,823
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22	2,000	2,393
Atlanta GA Airport Revenue	5.000%	1/1/23	4,000	4,694
Atlanta GA Airport Revenue	5.000%	1/1/29	1,000	1,130
Atlanta GA Airport Revenue	5.000%	1/1/30	3,000	3,356
Atlanta GA Airport Revenue	5.000%	1/1/37	5,000	5,478
Atlanta GA Airport Revenue	5.000%	1/1/42	8,000	8,709
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/34	2,500	3,041
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/39	15,000	18,256
Burke County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Vogtle Project)	5.500%	1/1/33	5,000	5,513
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/17 (14)	3,575	3,815
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/28	6,685	7,599
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/33	2,750	3,225
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	2,000	2,333
Georgia GO	5.000%	7/1/15	8,200	9,029
Georgia GO	5.000%	7/1/15	2,570	2,830
Georgia GO	5.000%	7/1/15	2,400	2,643
Georgia GO	5.000%	7/1/15	7,820	8,610
Georgia GO	5.500%	7/1/15	19,095	21,232
Georgia GO	5.000%	11/1/16	8,055	9,315
Georgia Housing & Finance Authority Single Family Mortgage Revenue	5.000%	12/1/26	4,320	4,497
Georgia Municipal Electric Power Authority Revenue	6.600%	1/1/18 (14)	3,290	3,725
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/18	5,335	6,106
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/19	15,000	17,359
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20	1,270	1,451
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.250%	9/15/20	5,150	6,000
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/22	2,330	2,780
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/23	1,940	2,332
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/26	610	747
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/27	330	406
Marietta GA Development Authority Revenue	7.000%	6/15/30	4,000	4,327
Marietta GA Development Authority Revenue	7.000%	6/15/39	6,000	6,469
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	7,000	8,529
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.500%	1/1/26	7,000	8,323
Richmond County GA Development Authority Environmental Improvement Revenue	5.750%	11/1/27	3,000	3,069
				207,144
Hawaii (0.7%)
Hawaii Airports System Revenue	5.000%	7/1/22	5,000	5,928
Hawaii Airports System Revenue	5.000%	7/1/23	5,000	5,842
Hawaii Airports System Revenue	5.000%	7/1/24	5,000	5,820
Hawaii Department of Budget & Finance Special Purpose Revenue (Kahala Nui Project)	8.000%	11/15/13 (Prere.)	8,750	9,287
Hawaii Department of Budget & Finance Special Purpose Revenue (Kahala Nui Project)	5.125%	11/15/32	2,200	2,393
Hawaii Department of Budget & Finance Special Purpose Revenue (Kahala Nui Project)	5.250%	11/15/37	1,500	1,644
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,857
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,880

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Hawaii Pacific Health Revenue	5.500%	7/1/40	7,000	7,722
	Hawaii Pacific Health Revenue	5.750%	7/1/40	2,250	2,541
	Honolulu HI City & County Wastewater System Revenue	0.000%	7/1/17 (14)	6,000	5,629
	Honolulu HI City & County Wastewater System Revenue	0.000%	7/1/18 (14)	2,000	1,827
					60,370
Idaho (0.2%)
	Idaho Housing & Finance Association RAN	5.000%	7/15/23	8,430	9,812
	Idaho Housing & Finance Association RAN	5.000%	7/15/27	7,000	7,936
					17,748
Illinois (6.6%)
	Chicago IL Board of Education GO	5.000%	12/1/29	5,000	5,486
	Chicago IL Board of Education GO	5.000%	12/1/31	7,000	7,723
	Chicago IL Board of Education GO	5.000%	12/1/42	27,925	30,338
	Chicago IL Board of Education GO VRDO	0.180%	5/1/13 LOC	10,130	10,130
	Chicago IL GO	5.620%	1/1/16 (Prere.)	7,795	8,911
	Chicago IL GO	5.650%	1/1/16 (Prere.)	7,445	8,517
	Chicago IL GO	5.000%	12/1/23	6,970	8,164
	Chicago IL GO	5.620%	1/1/26 (14)	2,755	3,060
	Chicago IL GO	5.650%	1/1/27 (14)	2,630	2,988
	Chicago IL GO	5.250%	1/1/35	6,000	6,650
1	Chicago IL GO TOB VRDO	0.300%	5/7/13	3,030	3,030
	Chicago IL Midway Airport Revenue	5.500%	1/1/14 (4)	6,410	6,437
	Chicago IL Midway Airport Revenue	5.500%	1/1/15 (4)	4,760	4,779
	Chicago IL Midway Airport Revenue	5.500%	1/1/16 (4)	7,135	7,162
	Chicago IL Midway Airport Revenue	5.500%	1/1/17 (4)	7,525	7,552
	Chicago IL Midway Airport Revenue	5.500%	1/1/18 (4)	7,940	7,974
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	11,000	12,112
	Chicago IL O’Hare International Airport Revenue	5.250%	1/1/30	3,655	4,149
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	15,595	17,098
	Chicago IL O’Hare International Airport Revenue	5.625%	1/1/35	7,000	8,188
	Chicago IL O’Hare International Airport Revenue	5.750%	1/1/39	3,000	3,525
	Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	13,198
	Chicago IL Sales Tax Revenue	5.250%	1/1/38	7,300	8,395
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36	5,400	6,195
	Chicago IL Water Revenue	5.250%	11/1/38	15,000	17,172
	Cook County IL GO	5.250%	11/15/28	6,000	7,085
	Illinois Educational Facilities Authority Revenue (Northwestern University)	5.500%	8/15/14 (Prere.)	500	533
	Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,928
	Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	2,000	2,398
	Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41 (4)	1,500	1,770
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/38	7,500	8,055
	Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/39	22,500	24,149
	Illinois Finance Authority Revenue (Columbia College)	5.000%	12/1/27 (14)	8,230	8,810
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43	9,235	9,487
	Illinois Finance Authority Revenue (Little Co. of Mary Hospital & Health Care Centers)	5.375%	8/15/40	4,500	4,868
	Illinois Finance Authority Revenue (Lutheran Home & Services)	5.625%	5/15/42	5,500	5,766
	Illinois Finance Authority Revenue (Lutheran Home & Services)	5.750%	5/15/46	5,750	6,060
	Illinois Finance Authority Revenue (New Admiral at the Lake Project)	8.000%	5/15/40	6,000	7,227
	Illinois Finance Authority Revenue (New Admiral at the Lake Project)	8.000%	5/15/46	4,000	4,818
	Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/33	6,000	6,575
	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) PUT	5.000%	8/15/37	6,250	7,142
	Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	11/15/29	10,000	12,458
	Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39	6,265	7,265
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41	6,000	6,546
	Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35	4,600	5,351
	Illinois Finance Authority Revenue (Rush University Medical Center)	6.625%	11/1/39	10,000	12,199
	Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/44	14,000	16,640
	Illinois Finance Authority Revenue (Tabor Hills Supportive Living)	5.250%	11/15/36	3,000	3,117
	Illinois Finance Authority Student Housing Revenue (Fullerton Village Project)	5.125%	6/1/35	4,000	3,439
	Illinois GO	5.000%	8/1/20	4,000	4,683
	Illinois GO	5.000%	8/1/21	8,000	9,402
	Illinois GO	5.000%	3/1/22	5,000	5,872
	Illinois GO	5.000%	3/1/23	6,165	7,099
	Illinois GO	5.000%	8/1/23	5,000	5,845
	Illinois GO	5.000%	3/1/24	5,000	5,701
	Illinois GO	5.000%	8/1/24	13,660	15,628
	Illinois GO	5.000%	8/1/25	3,000	3,403
	Illinois Sales Tax Revenue	5.000%	6/15/17	7,000	8,191
	Illinois Sports Facilities Authority Revenue	5.500%	6/15/30 (2)	8,635	9,402
	Illinois Toll Highway Authority Revenue	5.250%	1/1/30	5,000	5,773
	Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,817

154

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Unemployment Insurance Fund Building Receipts Revenue	4.000%	6/15/20	5,000	5,201
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/20	4,500	4,845
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,183
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/42	5,000	5,581
1 Metropolitan Pier & Exposition Authority Illinois Hospital Facilities Revenue TOB VRDO	0.570%	5/7/13 (ETM)	11,375	11,375
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/23	5,000	6,111
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	15,000	18,318
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/27	6,000	7,050
				542,099
Indiana (2.2%)
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/42	14,000	15,485
Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/32	5,000	5,624
Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/35	6,000	6,638
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/41	5,500	5,927
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.180%	5/1/13	9,500	9,500
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.220%	5/1/13	4,100	4,100
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/40	2,500	2,664
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/44	12,500	13,267
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/48	23,025	24,147
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/39	17,535	18,938
Indiana Health Facility Financing Authority Hospital Revenue (Ancilla System Inc.)	7.375%	7/1/23 (ETM)	19,400	27,665
Indiana Municipal Power Agency Revenue	6.000%	1/1/39	13,275	15,770
Indianapolis IN Airport Authority Special Facilities Revenue (Federal Express Corp. Project)	5.100%	1/15/17	14,500	16,423
Indianapolis IN Local Public Improvement Bond Bank Revenue	6.750%	2/1/14	5,185	5,429
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.750%	2/1/36	5,000	5,975
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14	6,750	7,137
				184,689
Iowa (0.4%)
Iowa Finance Authority Midwestern Disaster Area Revenue (Alcoa Inc. Project)	4.750%	8/1/42	7,000	6,956
Tobacco Settlement Authority Iowa Revenue	5.600%	6/1/34	25,000	24,937
				31,893
Kansas (0.0%)
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.375%	3/1/29	3,000	3,372

Kentucky (0.6%)
Kentucky Asset/Liability Commission General Fund Revenue	5.000%	9/1/17 (14)	7,500	8,118
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.250%	8/15/46	8,000	8,878
Kentucky Housing Corp. Housing Revenue	5.250%	7/1/32	3,995	4,184
Louisville & Jefferson County KY Metropolitan Government Health Facilities Revenue
(Jewish Hospital& St. Mary’s Healthcare Inc. Project)	5.750%	2/1/18 (Prere.)	9,400	11,590
Louisville & Jefferson County KY Metropolitan Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17	8,500	8,704
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/35	6,500	7,345
				48,819
Louisiana (1.4%)
Lafayette LA Utilities Revenue	5.000%	11/1/33	5,000	5,671
Louisiana Citizens Property Insurance Corp. Assessment Revenue	6.750%	6/1/26 (12)	6,000	7,467
Louisiana Housing Finance Agency Single Family Mortgage Revenue (Home Ownership Program)	5.950%	6/1/38	4,165	4,440
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/40	9,990	11,663
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (Women’s Hospital Foundation Project)	6.000%	10/1/44	8,095	9,593
Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Project)	5.000%	7/1/42	8,000	8,848
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.250%	5/15/38	17,650	18,560
New Orleans LA Aviation Board Revenue	6.000%	1/1/23 (12)	5,000	5,972
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/29	1,500	1,671
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/30	1,210	1,339
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/32	2,720	2,976
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	12,515	13,818
St. John Baptist Parish LA Revenue (Marathon Oil Corp. Project)	5.125%	6/1/37	12,665	13,432
Tobacco Settlement Financing Corp. Louisiana Revenue	5.875%	5/15/39	13,495	13,569
				119,019

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maine (0.1%)
Maine Health & Higher Educational Facilities Authority Revenue
(Eastern Maine Medical Center Obligated Group)	5.000%	7/1/33	4,000	4,384
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28	3,460	3,696
				8,080
Maryland (1.2%)
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/22	4,000	5,099
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/23	1,130	1,423
Baltimore MD Special Obligation Revenue	7.000%	9/1/38	8,000	8,741
Harford County MD GO	5.000%	7/1/15	2,000	2,203
Maryland Department of Housing & Community Development Revenue	5.750%	3/1/41	4,205	4,413
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.520%	5/7/13	6,325	6,325
Maryland Economic Development Corp. Revenue (Chesapeake Bay Conference Center Project)	5.000%	12/1/31	4,000	2,773
Maryland GO	5.000%	2/15/15 (Prere.)	6,000	6,499
Maryland GO	5.000%	11/1/15	6,000	6,693
Maryland GO	4.000%	3/1/25	5,000	5,700
Maryland Health & Higher Educational Facilities Authority Revenue (Charlestown Community)	6.250%	1/1/41	5,000	5,719
Maryland Health & Higher Educational Facilities Authority Revenue
(Maryland Institute College of Art)	5.000%	6/1/34	1,500	1,655
Maryland Health & Higher Educational Facilities Authority Revenue
(Maryland Institute College of Art)	5.000%	6/1/47	1,500	1,639
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/26	4,000	4,698
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/27	7,005	8,182
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/33	6,750	7,651
Maryland Industrial Development Financing Authority Economic Development Revenue
(Our Lady of Good Counsel School)	5.500%	5/1/20	320	334
Maryland Industrial Development Financing Authority Economic Development Revenue
(Our Lady of Good Counsel School)	6.000%	5/1/35	2,000	2,082
Montgomery County MD GO	5.000%	11/1/21	1,000	1,259
Prince Georges County MD GO	5.000%	9/15/15	3,740	4,151
Prince Georges County MD GO	5.000%	9/15/16	10,000	11,513
				98,752
Massachusetts (2.2%)
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.450%	5/7/13	10,151	10,151
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.570%	5/7/13	13,020	13,020
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/32	12,500	14,057
Massachusetts Development Finance Agency Resource Recovery Revenue
(Covanta Energy Project)	5.250%	11/1/42	3,000	3,102
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29	1,500	1,668
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/40	1,375	1,476
Massachusetts Development Finance Agency Revenue (Lowell General Hospital)	5.000%	7/1/44	7,165	7,727
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.125%	7/1/40	9,000	9,801
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/32	3,500	4,395
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/41	1,500	1,803
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/20	5,000	5,644
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/21	5,000	5,662
Massachusetts GO	5.000%	8/1/14	11,865	12,576
Massachusetts GO	5.000%	9/1/15 (Prere.)	8,000	8,861
Massachusetts GO	5.000%	10/1/15	2,000	2,226
Massachusetts GO	5.500%	12/1/22 (4)	5,000	6,632
Massachusetts GO	5.250%	9/1/23 (4)	5,270	6,872
Massachusetts GO	5.500%	12/1/23 (2)	1,940	2,584
1 Massachusetts GO TOB VRDO	0.180%	5/1/13	1,400	1,400
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.250%	7/1/38	6,650	7,114
Massachusetts Health & Educational Facilities Authority Revenue (Children’s Hospital) VRDO	0.200%	5/1/13 LOC	7,000	7,000
Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.500%	7/1/36	5,100	6,019
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/19	7,005	8,442
Massachusetts Health & Educational Facilities Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,869
Massachusetts Port Authority Revenue	5.000%	7/1/31	1,300	1,482
Massachusetts Port Authority Revenue	5.000%	7/1/32	1,000	1,140
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	6,000	6,634
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21	5,000	6,334
Massachusetts Special Obligation Dedicated Tax Revenue	5.750%	1/1/14 (Prere.)	15,000	15,543
				185,234
Michigan (2.2%)
Detroit MI Sewer System Revenue	5.125%	7/1/33 (14)	6,030	6,119
Detroit MI Sewer System Revenue	7.500%	7/1/33 (4)	12,000	14,867
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	4,500	5,422
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.250%	6/1/37	10,000	10,707

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Methodist Hospital)	5.000%	5/15/30	10,000	10,774
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36	2,500	2,772
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	4,120	5,282
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/22	4,060	4,595
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/23	7,500	7,901
Michigan GO	5.250%	9/15/26 (4)	12,000	14,043
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/46	39,000	41,145
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/35	2,115	2,350
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/34	4,065	4,769
Michigan Tobacco Settlement Financing Authority Revenue	6.875%	6/1/42	15,000	15,574
Michigan Tobacco Settlement Financing Authority Revenue	6.000%	6/1/48	4,775	4,434
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39	7,000	8,009
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,733
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	6,125	6,900
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	2,065	2,269
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	2,000	2,158
				180,823
Minnesota (0.6%)
Dakota County MN Community Development Agency Multifamily Housing Revenue
(Highview Hills Senior Housing Project)	7.000%	8/1/45	8,000	8,536
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.250%	5/1/28	4,500	4,749
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.250%	5/1/37	9,250	9,674
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/32	8,250	10,031
Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	7/1/40	955	1,012
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/21	5,000	6,227
St. Paul MN Port Authority Solid Waste Disposal Revenue (Gerdau St. Paul Steel Mill Project)	4.500%	10/1/37	8,500	8,634
				48,863
Mississippi (0.2%)
Mississippi Development Bank Special Obligation Revenue
(Municipal Energy Agency Power Supply Project)	5.000%	3/1/31 (10)	11,365	11,721
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35	5,500	6,085
				17,806
Missouri (0.9%)
3 Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/33	10,000	11,167
Kirkwood MO Industrial Development Authority Retirement Community Revenue
(Aberdeen Heights Project)	8.250%	5/15/39	5,000	5,989
Kirkwood MO Industrial Development Authority Retirement Community Revenue
(Aberdeen Heights Project)	8.250%	5/15/45	5,000	5,979
Missouri Development Finance Board Cultural Facilities Revenue
(Nelson Gallery Foundation) VRDO	0.180%	5/1/13	6,800	6,800
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	5.000%	6/1/35	9,000	9,234
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33	6,500	7,226
Missouri Housing Development Corp. Single Family Mortgage Revenue	6.050%	3/1/37	3,715	3,949
Missouri Housing Development Corp. Single Family Mortgage Revenue	6.000%	3/1/38	2,350	2,553
Missouri Housing Development Corp. Single Family Mortgage Revenue	5.600%	9/1/38	4,275	4,454
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Plum Point Project)	5.000%	1/1/28 (14)	2,000	2,074
St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue
(Friendship Village Sunset Hills)	5.000%	9/1/42	2,000	2,113
Sugar Creek MO Industrial Development Revenue (Lafarge North America Inc. Project)	5.650%	6/1/13 (Prere.)	11,000	11,159
				72,697
Montana (0.0%)
Montana Board Housing Single Family Mortgage Revenue	5.750%	12/1/37	1,880	1,914

Nebraska (0.1%)
Nebraska Educational Finance Authority Revenue (Creighton University) VRDO	0.180%	5/1/13 LOC	6,800	6,800
Washington County NE Wastewater & Solid Waste Disposal Facilities Revenue
(Cargill Inc. Project) PUT	1.375%	9/1/15	4,500	4,522
				11,322
Nevada (0.6%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/33	6,500	7,162
Clark County NV School District GO	5.000%	6/15/25	10,000	11,452
1 Clark County NV School District GO TOB VRDO	0.220%	5/7/13	6,890	6,890
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.250%	7/1/31	8,790	9,346
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26	2,000	2,401
Las Vegas Valley Water District Nevada GO	5.000%	6/1/28	3,000	3,560
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/23 (14)	2,550	2,974
Sparks NV Local Improvement District Revenue	6.500%	9/1/20	2,720	2,896
Sparks NV Local Improvement District Revenue	6.750%	9/1/27	3,785	3,942
				50,623

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
New Hampshire (0.2%)
	New Hampshire Health & Education Facilities Authority Revenue
	(Southern New Hampshire University)	5.000%	1/1/34	1,375	1,487
	New Hampshire Health & Education Facilities Authority Revenue
	(Southern New Hampshire University)	5.000%	1/1/42	4,450	4,814
	New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/38	7,000	8,431
					14,732
New Jersey (7.9%)
	Essex County NJ BAN	1.500%	9/26/13	4,500	4,524
	New Jersey COP	5.250%	6/15/27	5,000	5,661
	New Jersey Economic Development Authority Mortgage Revenue (Lions Gate Project)	5.000%	1/1/15	475	485
	New Jersey Economic Development Authority Mortgage Revenue (Lions Gate Project)	5.750%	1/1/25	710	720
	New Jersey Economic Development Authority Mortgage Revenue (Lions Gate Project)	5.875%	1/1/37	1,230	1,240
	New Jersey Economic Development Authority Retirement Community Revenue
	(Seabrook Village Inc.)	5.250%	11/15/26	2,000	2,087
	New Jersey Economic Development Authority Retirement Community Revenue
	(Seabrook Village Inc.)	5.250%	11/15/36	2,000	2,059
	New Jersey Economic Development Authority Revenue	5.000%	3/1/23	20,000	24,201
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.500%	6/15/14 (Prere.)	6,500	6,877
4	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	20,000	21,214
	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	22,341
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20	7,000	8,525
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	6,400	7,970
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21	6,745	8,215
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/21	2,810	3,524
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	4,500	5,644
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22	8,000	9,861
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22	7,150	8,631
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/23	10,000	12,133
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	9/1/23	7,000	8,726
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	8,153
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/25	875	1,047
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27	2,000	2,338
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/27	2,385	2,809
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/28	10,200	11,744
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,430
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/35	6,000	6,834
	New Jersey Economic Development Authority Revenue
	(Waste Management of New Jersey, Inc. Project)	2.200%	11/1/13	3,500	3,529
	New Jersey Economic Development Authority Revenue
	(Kapkowski Road Landfill Improvement District Project (City of Elizabeth))	6.375%	5/15/14 (Prere.)	2,250	2,390
	New Jersey Economic Development Authority Revenue
	(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.750%	6/1/31	4,000	4,574
	New Jersey Economic Development Authority Revenue
	(Trustees of the Lawrenceville School Project) VRDO	0.170%	5/1/13	2,600	2,600
	New Jersey Economic Development Authority Special Facility Revenue
	(Continental Airlines Inc. Project)	5.125%	9/15/23	12,730	13,372
	New Jersey Economic Development Authority Special Facility Revenue
	(Continental Airlines Inc. Project)	5.250%	9/15/29	4,750	4,990
	New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	12/1/32	6,500	8,087
	New Jersey Environmental Infrastructure Trust Revenue	5.000%	9/1/15 (ETM)	75	83
	New Jersey Environmental Infrastructure Trust Revenue	5.000%	9/1/15	4,390	4,866
	New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	4,100	4,669
	New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.) VRDO	0.210%	5/7/13 LOC	3,500	3,500
	New Jersey Health Care Facilities Financing Authority Revenue (South Jersey Hospital)	5.000%	7/1/22	2,400	2,566
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	7,633
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,771
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,794
	New Jersey Higher Education Assistance Authority Student Loan Revenue	4.000%	12/1/27	5,500	5,815
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.750%	12/1/28	2,250	2,556
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue VRDO	0.450%	5/7/13 (4)	9,430	9,430
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue VRDO	0.450%	5/7/13 (4)	3,340	3,340
	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.230%	5/7/13	5,000	5,000
	New Jersey Transportation Corp. COP	5.750%	9/15/15	26,620	26,741
	New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	7,000	7,715
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/16 (14)	10,000	11,674
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	7,000	8,623
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20	6,250	7,592
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20 (3)	3,160	3,968
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/21	8,275	10,077
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	4,025	5,084

158

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	15,250	19,206
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	1,160	1,481
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/23 (14)	10,000	12,947
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/23	5,000	6,183
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	30,000	18,403
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	15,000	8,441
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28	3,430	1,833
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.625%	12/15/28	20,000	23,712
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31	16,940	20,094
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	4,275	1,943
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/35	31,150	11,231
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/36	5,000	5,713
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38	14,500	4,387
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38 (12)	8,000	9,231
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/39	11,000	3,137
1	New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.280%	5/7/13 LOC	2,900	2,900
[2,3]	New Jersey Turnpike Authority Revenue	0.000%	1/1/17	17,000	17,002
	New Jersey Turnpike Authority Revenue	5.000%	1/1/30	13,295	15,332
	New Jersey Turnpike Authority Revenue	5.000%	1/1/31	11,785	13,529
	New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	21,495	20,691
	New Jersey Turnpike Authority Revenue	5.000%	1/1/38	8,000	8,967
[2,3]	New Jersey Turnpike Authority Revenue PUT	0.000%	1/1/16	4,500	4,500
1	New Jersey Turnpike Authority Revenue TOB VRDO	0.230%	5/7/13 LOC	1,810	1,810
	Rutgers State University New Jersey Revenue VRDO	0.150%	5/1/13	500	500
	Tobacco Settlement Financing Corp. New Jersey Revenue	4.625%	6/1/26	35,245	34,186
	Tobacco Settlement Financing Corp. New Jersey Revenue	4.750%	6/1/34	5,000	4,382
					654,773
New Mexico (0.3%)
	New Mexico Hospital Equipment Loan Council Hospital System Revenue
	(Gerald Champion Regional Medical Center)	5.500%	7/1/42	19,750	20,387
	New Mexico Mortgage Finance Authority Single Family Mortgage Revenue	5.600%	7/1/38	3,980	4,340
	New Mexico Mortgage Finance Authority Single Family Mortgage Revenue	5.300%	1/1/39	3,115	3,375
					28,102
New York (11.6%)
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	7/15/43	5,000	5,969
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.750%	5/1/14 (Prere.)	5,000	5,274
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.750%	5/1/14 (Prere.)	3,745	3,951
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.750%	5/1/14 (Prere.)	4,500	4,747
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/23	2,500	3,079
	Hudson Yards Infrastructure Corp. New York Revenue	4.500%	2/15/47 (14)	14,500	14,993
	Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47	13,000	15,434
	Long Island NY Power Authority Electric System Revenue	5.500%	4/1/22	10,000	11,955
	Long Island NY Power Authority Electric System Revenue	5.500%	4/1/24	5,000	5,978
	Nassau County NY GO	4.000%	10/1/21	9,400	10,472
	New York City NY GO	5.000%	11/1/14 (Prere.)	7,225	7,730
	New York City NY GO	5.000%	8/1/20	4,330	5,400
	New York City NY GO	5.000%	8/1/20	3,905	4,870
	New York City NY GO	5.000%	8/1/22	10,255	12,975
	New York City NY GO	5.000%	1/1/25	5,750	6,554
	New York City NY GO	5.000%	11/1/26	7,775	8,299
	New York City NY GO	5.000%	8/1/31	6,000	6,962
	New York City NY GO	5.000%	8/1/32	10,000	11,579
1	New York City NY GO TOB VRDO	0.200%	5/1/13 LOC	775	775
	New York City NY GO VRDO	0.210%	5/1/13 LOC	11,900	11,900
	New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	6,000	6,775
	New York City NY Industrial Development Agency Airport Facilities Revenue
	(TRIPS Obligated Group)	5.000%	7/1/28	4,000	4,260
	New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/26 (12)	5,000	3,235
	New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/36 (14)	8,075	8,404
5	New York City NY Industrial Development Agency Special Facility Revenue
	(American Airlines Inc.)	7.750%	8/1/31	31,000	35,612
	New York City NY Industrial Development Agency Special Facility Revenue
	(Terminal One Group Association Project) PUT	5.500%	1/1/16	3,250	3,563
	New York City NY Industrial Development Agency Special Facility Revenue
	(Terminal One Group Association Project) PUT	5.500%	1/1/16	3,500	3,881
	New York City NY Industrial Development Agency Special Facility Revenue
	(Terminal One Group Association Project) PUT	5.500%	1/1/16	4,500	4,980

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York City NY Industrial Development Agency Special Facility Revenue
	(Terminal One Group Association Project) PUT	5.500%	1/1/16	4,000	4,427
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21	4,000	5,057
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,558
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,697
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/40	15,000	17,388
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,805
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,633
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47	15,000	17,149
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.210%	5/1/13	8,300	8,300
	New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/26 (14)	9,000	9,553
	New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/33	5,000	5,740
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/34	8,650	9,734
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	8,000	8,908
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	8,000	9,232
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	16,430	20,722
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/23	2,905	3,683
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/23	6,000	7,651
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.180%	5/1/13	19,405	19,405
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.170%	5/1/13	4,800	4,800
	New York City NY Trust for Cultural Resources Revenue
	(Lincoln Center for the Performing Arts Inc.) VRDO	0.190%	5/1/13 LOC	2,900	2,900
	New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,000	2,288
	New York Liberty Development Corp. Revenue	5.000%	11/15/44	5,000	5,495
	New York Liberty Development Corp. Revenue	6.375%	7/15/49	8,750	10,461
	New York Liberty Development Corp. Revenue	5.750%	11/15/51	6,000	7,116
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	12,935	15,335
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20 (14)	6,650	8,246
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	9,100	10,456
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	3,450	3,964
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	10,000	11,712
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	13,000	15,050
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	2,000	2,316
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	2,000	2,298
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	8,000	9,052
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/40	13,000	14,708
	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	9,000	11,879
	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,658
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/18 (2)	5,000	6,137
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,699
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/26	2,570	3,059
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/31	6,000	6,909
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/41	1,000	1,119
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/41	8,500	9,630
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/47	3,000	3,320
	New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/13	10,000	10,252
	New York State Dormitory Authority Revenue
	(Mount Sinai School of Medicine of New York University)	5.000%	7/1/18	2,500	2,910
	New York State Dormitory Authority Revenue
	(Mount Sinai School of Medicine of New York University)	5.000%	7/1/20	1,000	1,199
	New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.625%	7/1/37	8,750	9,776
	New York State Dormitory Authority Revenue
	(North Shore - Long Island Jewish Obligated Group)	0.930%	5/1/18	21,200	21,062
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15 (Prere.)	5,220	5,673
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15	5,090	5,536
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/22 (4)	280	304
	New York State Dormitory Authority Revenue (State University Educational Facilities)	7.500%	5/15/13	13,380	13,421
	New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/21	10,710	13,282
	New York State Dormitory Authority Revenue (The New School)	5.500%	7/1/40	5,000	5,718
	New York State Energy Research & Development Authority Pollution Control Revenue
	(New York State Electric & Gas Corp. Project)	2.250%	12/1/15	7,000	7,184
	New York State Environmental Facilities Corp. Revenue
	(State Clean Water & Drinking Water Revolving Funds)	5.000%	10/15/35	5,815	6,505
	New York State Environmental Facilities Corp. Solid Waste Disposal Revenue
	(Waste Management Inc. Project) PUT	0.550%	8/1/13	11,500	11,500
1	New York State Mortgage Agency Homeowner Mortgage Revenue TOB VRDO	0.520%	5/7/13	11,050	11,050
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.210%	5/1/13	4,700	4,700
	New York State Thruway Authority Revenue	5.000%	1/1/37	20,000	22,561
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32	10,000	11,820
	Niagara NY Area Development Corp. Solid Waste Disposal Facility Revenue
	(Covanta Energy Project)	5.250%	11/1/42	4,000	4,157

160

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Onondaga County NY Civic Development Corp. Revenue (St. Joseph’s Hospital Health Center)	5.000%	7/1/42	8,415	8,702
Port Authority of New York & New Jersey Revenue	5.000%	10/1/15	27,700	30,602
Port Authority of New York & New Jersey Revenue	5.000%	10/15/24	5,985	7,211
Port Authority of New York & New Jersey Revenue	5.000%	7/15/25 (4)	8,690	9,189
Port Authority of New York & New Jersey Revenue	5.000%	9/15/25	5,835	6,886
Port Authority of New York & New Jersey Revenue	5.000%	3/15/28	8,600	9,902
Port Authority of New York & New Jersey Revenue	5.000%	10/15/32	9,900	11,243
Port Authority of New York & New Jersey Revenue	5.750%	3/15/35	25,000	29,106
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.270%	5/7/13	3,335	3,335
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.270%	5/7/13	5,555	5,555
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.270%	5/7/13	1,700	1,700
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	5.500%	12/1/31	4,000	4,563
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42	13,000	15,221
Suffolk County NY Economic Development Corp. Revenue (Peconic Landing at Southold Project)	6.000%	12/1/40	1,225	1,364
Suffolk NY Tobacco Asset Securitization Corp. Revenue	6.625%	6/1/44	4,500	4,447
Suffolk NY Tobacco Asset Securitization Corp. Revenue	6.000%	6/1/48	3,500	3,147
Tompkins County NY Development Corp. Revenue (Tompkins Cortland Community College)	5.000%	7/1/27	3,235	3,545
Tompkins County NY Development Corp. Revenue (Tompkins Cortland Community College)	5.000%	7/1/32	3,000	3,241
Tompkins County NY Development Corp. Revenue (Tompkins Cortland Community College)	5.000%	7/1/38	3,000	3,210
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/28	4,000	4,758
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	2,000	2,383
1 Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.240%	5/7/13	4,000	4,000
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.180%	5/1/13 LOC	3,800	3,800
Ulster County NY Industrial Development Agency Civic Facility Revenue
(Kingston Regional Senior Living Corp. - Woodland Pond at New Paltz Project)	6.000%	9/15/37	9,500	6,701
Ulster County NY Industrial Development Agency Civic Facility Revenue
(Kingston Regional Senior Living Corp. - Woodland Pond at New Paltz Project)	6.000%	9/15/42	7,000	4,906
Westchester County NY Health Care Corp. Revenue	6.125%	11/1/37	3,000	3,566
				953,748
North Carolina (1.0%)
Charlotte NC GO	5.250%	6/1/14	1,300	1,371
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System) VRDO	0.170%	5/1/13	10,000	10,000
Mecklenburg County NC GO	5.000%	12/1/24	2,500	3,303
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.180%	5/1/13	600	600
North Carolina Capital Facilities Finance Agency Revenue (Meredith College) VRDO	0.210%	5/7/13 LOC	1,310	1,310
North Carolina Capital Facilities Financial Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.550%	6/1/13	14,700	14,700
North Carolina GO	5.000%	4/1/14	10,100	10,544
North Carolina GO	5.500%	3/1/15	2,355	2,579
North Carolina GO	5.000%	6/1/15	3,000	3,292
North Carolina Housing Finance Agency Home Ownership Revenue	5.500%	1/1/38	1,150	1,214
North Carolina Housing Finance Agency Home Ownership Revenue	5.500%	7/1/38	2,980	3,145
North Carolina Medical Care Commission Health Care Facilities Mortgage Revenue (Salemtowne)	5.000%	10/1/23	1,850	1,909
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/23	9,785	11,528
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	2,000	2,199
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/27	2,750	2,910
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/33	3,000	3,127
Wake County NC GO	5.000%	2/1/16	7,800	8,775
Wake County NC GO	5.000%	3/1/22	1,865	2,403
				84,909
Ohio (2.2%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,538
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	14,300	15,655
Bowling Green State University Ohio Student Housing Revenue
(CFP I LLC - State University Project)	5.750%	6/1/31	5,000	5,637
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.125%	6/1/24	5,000	4,626
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/30	4,085	3,649
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.750%	6/1/34	18,195	15,887
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.250%	6/1/37	5,000	4,648
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.000%	6/1/42	5,350	4,829
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/47	15,000	13,329
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.500%	6/1/47	5,215	5,042
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36	3,750	4,545
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41	5,000	5,652
Butler County OH Hospital Facilities Revenue (UC Health)	5.250%	11/1/29	3,380	3,709

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Columbus OH GO	5.000%	12/15/15	3,210	3,524
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/41	3,000	3,643
1 Miami University of Ohio General Receipts Revenue TOB VRDO	0.250%	5/7/13	3,365	3,365
3 Muskingum County OH Hospital Facilities Revenue (Genesis Healthcare System Project)	5.000%	2/15/33	3,000	3,067
3 Muskingum County OH Hospital Facilities Revenue (Genesis Healthcare System Project)	5.000%	2/15/44	4,000	4,018
Ohio GO	4.500%	9/15/22 (14)	2,030	2,240
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	10,250	11,162
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.250%	1/15/46	12,000	12,562
1 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.450%	5/7/13	900	900
Penta Career Center Ohio COP	5.250%	4/1/26	3,505	4,182
Penta Career Center Ohio COP	5.250%	4/1/27	3,490	4,123
Scioto County OH Marine Terminal Facilities Revenue (Norfolk Southern Corp. Project)	5.300%	8/15/13	14,750	14,802
1 South-Western City OH School District GO TOB VRDO	0.220%	5/7/13	5,000	5,000
Wood County OH Hospital Facilities Revenue (Wood County Hospital)	5.000%	12/1/32	3,000	3,205
Wood County OH Hospital Facilities Revenue (Wood County Hospital)	5.000%	12/1/37	3,000	3,178
				177,717
Oklahoma (0.4%)
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/15 (Prere.)	4,250	4,676
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/15 (Prere.)	4,510	4,962
Oklahoma City OK GO	5.000%	3/1/21	1,500	1,899
Oklahoma County OK Finance Authority Revenue (Epworth Villa Project)	5.000%	4/1/33	1,000	1,025
Oklahoma County OK Finance Authority Revenue (Epworth Villa Project)	5.125%	4/1/42	4,000	4,101
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.750%	9/1/36	2,060	2,141
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.800%	9/1/37	2,165	2,390
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.875%	9/1/37	3,015	3,264
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.950%	9/1/37	4,555	5,064
Oklahoma Municipal Power Authority Power Supply System Revenue	6.000%	1/1/38	4,500	5,242
				34,764
Oregon (0.1%)
Oregon Health & Science University Revenue	5.750%	7/1/39	6,750	7,938

Pennsylvania (3.1%)
Allegheny County PA GO	5.000%	11/1/29	3,265	3,620
Allegheny County PA Higher Education Building Authority University Revenue
(Chatham University)	5.000%	9/1/30	500	553
Allegheny County PA Higher Education Building Authority University Revenue
(Chatham University)	5.000%	9/1/35	2,165	2,348
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	1.020%	2/1/37	10,425	9,618
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30	2,800	3,076
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42	4,500	4,806
Bucks County PA GO	5.000%	12/1/21	1,250	1,594
Bucks County PA GO	5.000%	12/1/22	1,650	2,126
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/44	2,975	3,226
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/22	1,000	1,241
Cumberland County PA Municipal Authority Revenue
(Asbury Pennsylvania CCRC Obligated Group)	5.250%	1/1/41	4,000	4,119
Lebanon County PA Health Facilities Authority Health Center Revenue
(Pleasant View Retirement Community Project)	5.125%	12/15/20	1,000	1,019
Lebanon County PA Health Facilities Authority Health Center Revenue
(Pleasant View Retirement Community Project)	5.300%	12/15/26	500	507
Lehigh County PA General Purpose Authority Revenue
(Bible Fellowship Church Homes Inc. Project)	5.125%	7/1/32	2,710	2,710
Lehigh County PA General Purpose Authority Revenue
(Bible Fellowship Church Homes Inc. Project)	5.250%	7/1/42	4,000	3,985
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/30	4,000	4,606
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/35	2,670	3,166
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/40	2,500	2,943
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/35	5,000	5,466
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/40	6,500	7,067
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/13 (2)	2,500	2,528
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/14 (2)	6,000	6,154

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/15 (2)	3,500	3,632
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18 (2)	10,500	10,711
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.550%	7/1/13	10,000	10,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	4.700%	11/1/14	7,250	7,677
Pennsylvania GO	5.000%	9/1/14 (4)	10,000	10,636
Pennsylvania GO	5.000%	4/1/23	10,000	12,801
Pennsylvania Higher Educational Facilities Authority Revenue
(Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/41	2,275	2,455
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/42	5,300	5,830
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/42	6,250	7,086
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (12)	10,040	11,377
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27 (12)	6,865	7,734
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,990	4,426
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	4,000	4,880
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	10,000	10,929
Philadelphia PA Airport Revenue	5.000%	6/15/17	10,495	12,185
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.170%	5/1/13	2,200	2,200
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/36	5,250	5,737
Philadelphia PA Municipal Authority Revenue	5.250%	11/15/14 (4)	10,000	10,265
Philadelphia PA School District GO	6.000%	9/1/38	13,000	15,212
Sayre PA Health Care Facilities Authority Revenue (Guthrie Health Care System)	0.842%	12/1/17	24,855	24,574
				256,825
Puerto Rico (1.8%)
Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/24	5,000	5,010
Puerto Rico Aqueduct & Sewer Authority Revenue	6.125%	7/1/24	5,000	5,379
Puerto Rico Aqueduct & Sewer Authority Revenue	5.125%	7/1/37	4,655	4,423
Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/42	5,230	5,026
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/30 (14)(3)	5,000	5,068
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/33	5,000	5,020
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/38	5,150	5,207
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/42	20,000	19,141
Puerto Rico GO	5.500%	7/1/39	4,000	4,046
Puerto Rico GO	5.000%	7/1/41	6,970	6,617
Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/39 (3)	2,610	2,548
Puerto Rico Infrastructure Financing Authority Special Tax Revenue	5.500%	7/1/24 (2)	12,245	12,715
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/18 (4)	17,570	19,440
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/14 (Prere.)	365	386
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/36	12,175	3,259
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/38	63,370	14,811
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	18,000	20,413
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/54 (2)	27,390	2,349
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/56	33,000	2,489
1 Puerto Rico Sales Tax Financing Corp. Revenue TOB VRDO	0.240%	5/7/13	5,000	5,000
				148,347
South Carolina (1.3%)
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	5,000	5,616
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	14,650	16,456
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/27	10,120	11,322
Lancaster County SC Assessment Revenue	5.450%	12/1/37	1,390	1,393
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/32	10,900	12,162
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19	11,770	13,800
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,915
Richland County SC Environmental Improvement Revenue (International Paper)	6.100%	4/1/23	7,750	7,859
South Carolina Jobs Economic Development Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.375%	5/1/21	1,500	1,579
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.500%	2/1/38 (12)	2,250	2,472
South Carolina Public Service Authority Revenue	5.250%	1/1/34	3,000	3,464
South Carolina Public Service Authority Revenue	5.500%	1/1/38	15,000	17,279
				105,317

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
South Dakota (0.2%)
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37	10,000	11,084
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.500%	11/1/40	5,000	5,593
					16,677
Tennessee (1.9%)
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
	(Covenant Healthcare)	5.000%	1/1/24	4,350	5,119
	Memphis TN Electric System Revenue	5.000%	12/1/13 (Prere.)	20,000	20,549
	Metropolitan Government of Nashville & Davidson County TN Health &
	Educational Facilities Board Revenue (Blakeford at Green Hills)	5.000%	7/1/32	2,400	2,586
	Metropolitan Government of Nashville & Davidson County TN Health &
	Educational Facilities Board Revenue (Blakeford at Green Hills)	5.000%	7/1/37	3,235	3,428
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/14	25,370	26,772
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/15	20,495	22,286
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/18	500	564
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	22,710	25,786
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19	7,280	8,466
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20	2,445	2,794
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	2,105	2,462
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	5,595	6,613
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	1,390	1,586
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	1,545	1,829
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	465	532
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	2,240	2,643
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,335	1,577
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	11,015	12,422
	Tennessee Housing Development Agency Homeownership Program Revenue	5.750%	1/1/37	4,150	4,174
	Tennessee Housing Development Agency Homeownership Program Revenue	5.750%	7/1/37	5,525	5,689
	Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	1/1/38	1,870	2,003
					159,880
Texas (8.8%)
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/32	4,090	1,600
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33	3,000	1,091
3	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	5,000	5,303
3	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/43	2,000	2,159
	Central Texas Regional Mobility Authority Revenue	6.250%	1/1/46	1,500	1,772
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	7,000	7,472
3	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	7,085	7,512
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	12,500	13,431
	Denton TX Independent School District GO VRDO	0.230%	5/7/13	3,750	3,750
	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Memorial Hermann Healthcare System)	5.000%	12/1/31	8,000	8,977
	Harris County TX Cultural Education Facilities Finance Corp. Revenue
	(YMCA of the Greater Houston Area)	5.000%	6/1/33	3,000	3,257
	Harris County TX Cultural Education Facilities Finance Corp. Revenue
	(YMCA of the Greater Houston Area)	5.000%	6/1/38	2,500	2,686
	Harris County TX GO	0.000%	10/1/13 (14)	9,630	9,621
	Houston TX Airport System Revenue	5.000%	7/1/18 (14)	6,070	6,992
	Houston TX Airport System Revenue	5.000%	7/1/22	10,100	12,058
	Houston TX Airport System Revenue	5.000%	7/1/23	3,000	3,522
	Houston TX Airport System Revenue	5.000%	7/1/24	5,000	5,820
	Houston TX Airport System Revenue	5.000%	7/1/32	5,000	5,596
	Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,765
	Houston TX Airport System Special Facilities Revenue
	(Continental Airlines Inc. Terminal E Project)	6.750%	7/1/29	10,000	10,044
	Houston TX Utility System Revenue	5.500%	11/15/26 (12)	12,010	14,476
	Houston TX Utility System Revenue	5.500%	11/15/27 (12)	11,415	13,656
1	Lone Star College System Texas GO TOB VRDO	0.240%	5/7/13	9,760	9,760
	Love Field Airport Modernization Corp. Texas Special Facilities Revenue
	(Southwest Airlines Co. Project)	5.000%	11/1/28	4,000	4,373
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	13
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	19
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	261
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,620
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/35	7,440	8,288
	Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	11,407
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,770	5,508
	Lubbock TX Independent School District GO	5.750%	2/15/42 (12)	4,500	5,397
	Matagorda County TX Navigation District No. 1 Collateralized Revenue
	(Centerpoint Energy Houston Electric LLC Project) PUT	5.600%	3/1/14	7,500	7,767

164

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
(Christian Care Centers Inc. Project)	5.500%	2/15/25	2,100	2,172
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
(Christian Care Centers Inc. Project)	5.625%	2/15/35	3,195	3,278
Mission TX Economic Development Corp. Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	0.600%	8/1/13	20,000	19,999
North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	23,333
North Texas Tollway Authority System Revenue	6.000%	1/1/28	9,040	10,655
North Texas Tollway Authority System Revenue	5.000%	9/1/30	7,000	8,183
North Texas Tollway Authority System Revenue	6.125%	1/1/31	12,000	13,250
North Texas Tollway Authority System Revenue	5.000%	1/1/32	13,020	14,856
North Texas Tollway Authority System Revenue	5.625%	1/1/33	8,145	9,279
North Texas Tollway Authority System Revenue	5.000%	1/1/36	2,000	2,246
North Texas Tollway Authority System Revenue	5.750%	1/1/38	29,000	32,624
North Texas Tollway Authority System Revenue	6.250%	1/1/39	15,480	18,018
North Texas Tollway Authority System Revenue	5.500%	9/1/41	7,705	9,160
North Texas Tollway Authority System Revenue	6.000%	9/1/41	5,000	6,182
Round Rock TX Independent School District GO	5.000%	8/1/15	2,505	2,766
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20	1,040	1,227
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/24	7,490	8,989
Sabine River Authority TX Pollution Control Revenue (Southwestern Electric Power Co. Project)	4.950%	3/1/18 (14)	7,680	8,546
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.250%	8/15/28	4,000	4,429
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/33	11,840	13,330
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	7.250%	11/15/16	3,825	3,834
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Stayton at Museum Way Project)	8.250%	11/15/44	10,000	11,429
1 Tarrant County TX Cultural Education Facilities Finance Corp. Revenue
(Texas Health Resources) TOB VRDO	0.250%	5/7/13	3,125	3,125
Texas Department of Housing & Community Affairs Single Family Revenue	5.625%	3/1/39	2,545	2,667
Texas GO	5.750%	8/1/31	420	426
1 Texas GO TOB VRDO	0.180%	5/1/13	8,300	8,300
1 Texas GO TOB VRDO	0.180%	5/2/13	45,700	45,700
2 Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.690%	9/15/17	3,700	3,678
Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.888%	9/15/17	25,765	25,643
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/17	10,900	12,467
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	10,000	11,674
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	15,400	17,917
Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26	17,710	22,291
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/28	5,000	5,438
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/30	10,000	10,793
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	280	274
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	58,660	55,662
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	3,705	4,654
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	20,000	25,468
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/33	10,000	12,697
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39	5,000	6,012
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/20	10,000	10,183
Texas Transportation Commission Revenue	5.000%	8/15/41	7,000	7,629
University of Texas Permanent University Fund Revenue	5.000%	7/1/15	3,800	4,175
				729,631
Utah (0.5%)
Intermountain Power Agency Utah Power Supply Revenue	5.250%	7/1/13 (Prere.)	11,000	11,092
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/21	6,000	7,110
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/29	4,475	5,211
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/30	3,700	4,298
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/31	4,685	5,418
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/32	3,500	4,020
Utah GO	5.000%	7/1/15	5,000	5,508
				42,657
Vermont (0.3%)
Vermont Housing Finance Agency Revenue	4.125%	11/1/42	4,420	4,596
2 Vermont Student Assistance Corp. Education Loan Revenue	1.784%	6/1/22	10,000	10,033
2 Vermont Student Assistance Corp. Education Loan Revenue	3.284%	12/3/35	10,000	10,071
				24,700
Virgin Islands (0.2%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	3,400	3,809
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	2,000	2,194

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	6,000	6,662
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	2,000	2,119
				14,784
Virginia (1.8%)
1 Alexandria VA Redevelopment & Housing Authority Multi-Family Housing Mortgage Revenue
(Portals West Apartment)	8.250%	4/1/32 (ETM)	445	604
Charles City County VA Industrial Development Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.875%	4/1/15	2,500	2,544
Chesapeake VA Toll Road Revenue	0.000%	7/15/40	5,000	3,055
Chesapeake VA Toll Road Revenue	5.000%	7/15/47	3,000	3,213
Chesterfield County VA Economic Development Authority Retirement Facilities Revenue
(Brandermill Woods Project)	5.125%	1/1/43	4,750	4,830
Fairfax County VA Economic Development Authority Residential Care Facilities Revenue
(Goodwin House Inc.)	5.000%	10/1/27	1,875	1,994
Fairfax County VA Economic Development Authority Residential Care Facilities Revenue
(Goodwin House Inc.)	5.125%	10/1/37	5,000	5,282
Fairfax County VA Economic Development Authority Residential Care Facilities Revenue
(Vinson Hall LLC)	5.000%	12/1/32	1,500	1,560
Fairfax County VA Economic Development Authority Residential Care Facilities Revenue
(Vinson Hall LLC)	5.000%	12/1/42	2,800	2,860
Fairfax County VA Public Improvement GO	5.000%	10/1/14	2,100	2,242
Hanover County VA Economic Development Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/42	5,550	5,594
Lynchburg VA Industrial Development Authority Healthcare Facilities Revenue (Centra Health Inc.)	5.200%	1/1/18	515	516
Norfolk VA Water Revenue	5.000%	11/1/21	1,500	1,906
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/33	4,500	4,939
Route 460 Funding Corp. of Virginia Toll Road Revenue	5.125%	7/1/49	8,230	8,913
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/37	11,070	11,558
Tobacco Settlement Financing Corp Virginia Revenue	5.000%	6/1/47	4,995	4,204
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15 (Prere.)	10,000	11,081
Tobacco Settlement Financing Corp. Virginia Revenue	5.200%	6/1/46	9,500	8,278
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	8,000	8,799
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	15,000	17,269
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	8,000	8,708
Virginia Small Business Financing Authority Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	12,001
Virginia Small Business Financing Authority Revenue (Express Lanes LLC)	5.000%	1/1/40	17,750	18,458
				150,408
Washington (1.0%)
Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/25	2,500	3,014
Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/26	4,000	4,779
Port Bellingham WA Industrial Development Corp. Environmental Facilities Revenue
(BP West Coast Products LLC Project)	5.000%	1/1/16	5,095	5,642
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/16	2,000	2,297
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/20	2,000	2,423
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/21	5,000	5,982
Port of Seattle WA Revenue	5.000%	8/1/22	2,500	3,093
Port of Seattle WA Revenue	5.000%	8/1/23	2,810	3,437
Port of Seattle WA Revenue	5.000%	9/1/25	3,000	3,530
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	10,389
Washington GO	5.000%	8/1/14	3,390	3,591
Washington GO	5.000%	7/1/15 (2)	2,425	2,666
1 Washington Health Care Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.240%	5/7/13	5,000	5,000
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/38 (4)	7,395	8,115
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	10,000	10,943
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.250%	5/1/34	5,000	5,521
				80,422
West Virginia (0.3%)
Pleasants County WV Pollution Control Revenue	5.250%	10/15/37	10,205	10,798
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,767
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32	6,000	6,729
				20,294
Wisconsin (2.0%)
Platteville WI Redevelopment Authority Revenue (Platteville Real Estate)	5.000%	7/1/42	3,000	3,171
Public Finance Authority of Wisconsin Airport Facilities Revenue (AFCO Investors II Portfolio)	5.000%	10/1/23	10,500	10,374
Public Finance Authority of Wisconsin Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22	12,250	13,379
Public Finance Authority of Wisconsin Airport Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	12,000	13,190
Public Finance Authority of Wisconsin Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	5,000	5,247

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Public Finance Authority of Wisconsin Continuing Care Retirement Community Revenue
(Glenridge on Palmer Ranch Inc. Project)	8.250%	6/1/46	12,000	14,486
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/26	2,410	2,853
Wisconsin GO	6.000%	5/1/27	17,000	20,969
Wisconsin GO	6.250%	5/1/37	20,200	24,790
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.500%	7/1/40	5,675	6,381
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	10,810	12,282
Wisconsin Health & Educational Facilities Authority Revenue
(Beaver Dam Community Hospitals Inc. Project)	6.750%	8/15/34	3,500	3,582
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	5.375%	8/15/37	5,000	5,581
Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran)	5.000%	11/15/44	10,000	11,020
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	5,500	6,131
Wisconsin Health & Educational Facilities Authority Revenue
(University of Wisconsin Medical Foundation) VRDO	0.230%	5/7/13 LOC	8,300	8,300
				161,736
Wyoming (0.1%)
Sweetwater County WY Pollution Control Revenue (PacifiCorp Projects) VRDO	0.190%	5/1/13 LOC	8,100	8,100
Total Tax-Exempt Municipal Bonds (Cost $7,708,579)				8,315,938

			Shares
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
6 Vanguard Municipal Cash Management Fund (Cost $81,796)	0.204%		81,796,350	81,796
Total Investments (101.7%) (Cost $7,790,375)				8,397,734
Other Assets and Liabilities (–1.7%)
Other Assets				123,739
Liabilities				(263,786)
				(140,047)
Net Assets (100%)				8,257,687

At April 30, 2013, net assets consisted of:
				Amount
				($000)
Paid-in Capital				7,776,026
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(123,728)
Unrealized Appreciation (Depreciation)
Investment Securities				607,359
Futures Contracts				(1,970)
Net Assets				8,257,687

Investor Shares—Net Assets
Applicable to 146,938,067 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				1,667,003
Net Asset Value Per Share—Investor Shares				$11.34

Admiral Shares—Net Assets
Applicable to 580,936,213 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				6,590,684
Net Asset Value Per Share—Admiral Shares				$11.34

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the aggregate value of these securities was $238,140,000, representing 2.9% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2013.
4 Securities with a value of $1,273,000 have been segregated as initial margin for open futures contracts.
5 Security made only partial interest payments during the period ended April 30, 2013.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F952 062013

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: June 19, 2013
VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: June 19, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number
2-11444, Incorporated by Reference.